UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Blue Chip Growth	.77%
Actual		$ 1,000.00	$ 1,101.50	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.63%
Actual		$ 1,000.00	$ 1,102.30	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 3.21
Class F	.58%
Actual		$ 1,000.00	$ 1,102.50	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.9	10.4
Google, Inc. Class A	5.9	5.4
Amazon.com, Inc.	2.1	2.1
QUALCOMM, Inc.	2.0	2.1
Home Depot, Inc.	1.8	1.0
The Coca-Cola Co.	1.8	2.1
Procter & Gamble Co.	1.7	0.6
Gilead Sciences, Inc.	1.7	0.9
Philip Morris International, Inc.	1.5	1.6
MasterCard, Inc. Class A	1.5	1.3
	25.9
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.9	36.8
Consumer Discretionary	20.9	21.1
Consumer Staples	15.2	14.1
Industrials	10.9	8.5
Health Care	10.5	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 99.9%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	9.5%	** Foreign investments	9.7%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 0.1%
Lear Corp.	180,500	$ 8,845
Automobiles - 1.0%
Ford Motor Co.	2,635,600	34,131
General Motors Co. (a)	403,100	11,323
Tesla Motors, Inc. (a)(d)	3,481,664	130,597
		176,051
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc.	33,635	942
Kroton Educacional SA (a)	590,000	14,488
		15,430
Hotels, Restaurants & Leisure - 2.9%
Alsea SAB de CV	1,558,700	3,614
Chipotle Mexican Grill, Inc. (a)	65,200	20,017
Dunkin' Brands Group, Inc.	693,900	25,334
Hyatt Hotels Corp. Class A (a)	395,297	15,840
Jubilant Foodworks Ltd. (a)	288,917	6,511
Las Vegas Sands Corp.	1,875,300	103,610
McDonald's Corp.	337,130	32,125
Panera Bread Co. Class A (a)	492,500	78,706
Starbucks Corp.	3,598,800	201,965
Wyndham Worldwide Corp.	491,627	27,428
		515,150
Household Durables - 1.1%
D.R. Horton, Inc.	318,000	7,524
KB Home	386,200	7,365
SodaStream International Ltd. (a)	286,400	13,773
Toll Brothers, Inc. (a)	422,700	15,830
Whirlpool Corp.	1,249,778	144,199
		188,691
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	1,404,000	372,762
Netflix, Inc. (a)(d)	294,900	48,729
priceline.com, Inc. (a)	205,100	140,590
TripAdvisor, Inc. (a)	129,800	6,007
		568,088
Leisure Equipment & Products - 0.2%
Brunswick Corp.	788,900	28,527
Media - 2.0%
Comcast Corp. Class A	4,866,000	185,297
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A	2,196,200	$ 60,923
The Walt Disney Co.	908,900	48,972
Time Warner Cable, Inc.	174,500	15,590
Time Warner, Inc.	930,800	47,024
		357,806
Multiline Retail - 0.8%
J.C. Penney Co., Inc.	3,855,400	78,380
Macy's, Inc.	1,685,100	66,578
		144,958
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	2,144,700	107,235
AutoZone, Inc. (a)	33,300	12,311
CarMax, Inc. (a)	810,200	31,938
Five Below, Inc.	138,422	5,122
Foot Locker, Inc.	248,700	8,543
Home Depot, Inc.	4,811,700	321,999
Limited Brands, Inc.	2,105,800	101,121
Lowe's Companies, Inc.	3,706,500	141,551
Ross Stores, Inc.	1,331,200	79,473
Tile Shop Holdings, Inc. (a)	198,300	3,647
TJX Companies, Inc.	2,882,680	130,239
Urban Outfitters, Inc. (a)	1,966,700	84,155
		1,027,334
Textiles, Apparel & Luxury Goods - 3.2%
Arezzo Industria e Comercio SA	1,646,000	30,997
Fifth & Pacific Companies, Inc. (a)	236,600	3,573
Fossil, Inc. (a)	644,319	68,027
lululemon athletica, Inc. (a)	451,780	31,173
Michael Kors Holdings Ltd. (a)	2,601,937	146,047
NIKE, Inc. Class B	1,771,400	95,744
Prada SpA	2,174,900	19,546
PVH Corp.	813,900	96,748
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,257,700	23,896
Under Armour, Inc. Class A (sub. vtg.) (a)	866,600	44,084
		559,835
TOTAL CONSUMER DISCRETIONARY		3,590,715
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 15.2%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR	788,100	$ 69,826
Beam, Inc.	285,100	17,488
Constellation Brands, Inc. Class A (sub. vtg.) (a)	716,400	23,183
Heineken NV (Bearer)	122,600	8,621
Monster Beverage Corp. (a)	706,100	33,822
PepsiCo, Inc.	1,766,300	128,675
SABMiller PLC	181,900	9,088
The Coca-Cola Co.	8,343,600	310,716
		601,419
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	1,411,700	144,473
CVS Caremark Corp.	3,018,600	154,552
Wal-Mart Stores, Inc.	1,289,600	90,208
Walgreen Co.	2,466,900	98,577
Whole Foods Market, Inc.	943,800	90,841
		578,651
Food Products - 3.5%
Associated British Foods PLC	592,900	16,447
Bunge Ltd.	412,100	32,828
ConAgra Foods, Inc.	1,012,900	33,112
Danone SA	658,200	45,615
Green Mountain Coffee Roasters, Inc. (a)(d)	5,106,564	232,502
Hain Celestial Group, Inc. (a)	160,300	9,135
Ingredion, Inc.	139,000	9,184
Kellogg Co.	926,400	54,194
Mead Johnson Nutrition Co. Class A	669,300	50,867
Mondelez International, Inc.	574,700	15,971
The Hershey Co.	993,500	78,934
The J.M. Smucker Co.	253,900	22,503
Unilever NV (NY Reg.)	531,700	21,523
		622,815
Household Products - 2.0%
Colgate-Palmolive Co.	316,200	33,950
Procter & Gamble Co.	3,920,100	294,635
Reckitt Benckiser Group PLC	387,351	25,815
		354,400
Personal Products - 0.4%
Herbalife Ltd.	1,918,991	69,698
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 2.6%
Altria Group, Inc.	2,069,500	$ 69,701
British American Tobacco PLC (United Kingdom)	146,800	7,629
Lorillard, Inc.	2,868,900	112,088
Philip Morris International, Inc.	2,939,800	259,173
		448,591
TOTAL CONSUMER STAPLES		2,675,574
ENERGY - 4.1%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	402,500	25,482
Ensco PLC Class A	591,100	37,576
Halliburton Co.	1,490,800	60,646
Schlumberger Ltd.	1,443,500	112,665
		236,369
Oil, Gas & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	396,500	3,513
Anadarko Petroleum Corp.	1,352,600	108,235
Canadian Natural Resources Ltd.	576,000	17,394
Cobalt International Energy, Inc. (a)	654,900	15,855
Concho Resources, Inc. (a)	296,400	27,038
Continental Resources, Inc. (a)	304,500	25,310
EOG Resources, Inc.	486,700	60,828
Hess Corp.	638,100	42,855
Marathon Petroleum Corp.	302,200	22,426
Murphy Oil Corp.	356,200	21,201
Occidental Petroleum Corp.	235,800	20,814
Peabody Energy Corp.	873,300	21,963
Phillips 66	155,800	9,437
Pioneer Natural Resources Co.	578,400	67,985
Rosetta Resources, Inc. (a)	69,700	3,695
Western Gas Equity Partners LP	594,900	20,084
		488,633
TOTAL ENERGY		725,002
FINANCIALS - 3.8%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	79,100	5,246
Apollo Global Management LLC Class A	591,100	13,164
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	83,200	$ 19,658
E*TRADE Financial Corp. (a)	533,500	5,660
KKR & Co. LP	1,117,800	18,868
Morgan Stanley	3,838,012	87,699
Och-Ziff Capital Management Group LLC Class A	373,000	3,693
The Blackstone Group LP	843,700	15,608
UBS AG (NY Shares)	887,300	15,412
Walter Investment Management Corp. (a)	259,100	11,610
		196,618
Commercial Banks - 0.1%
Axis Bank Ltd.	470,931	13,305
ICICI Bank Ltd.	588,272	13,116
		26,421
Diversified Financial Services - 1.9%
Bank of America Corp.	2,932,300	33,194
Citigroup, Inc.	4,422,720	186,462
CME Group, Inc.	165,100	9,549
JPMorgan Chase & Co.	2,182,900	102,705
		331,910
Insurance - 0.3%
American Financial Group, Inc.	77,000	3,277
American International Group, Inc. (a)	255,000	9,647
Berkshire Hathaway, Inc. Class B (a)	248,300	24,068
Hartford Financial Services Group, Inc.	587,800	14,577
		51,569
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.	400,200	12,054
Real Estate Management & Development - 0.2%
Parsvnath Developers Ltd. (a)(e)	21,771,340	16,755
Realogy Holdings Corp.	450,000	20,147
		36,902
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd. (a)	204,856	3,024
Nationstar Mortgage Holdings, Inc. (d)	285,200	10,293
Ocwen Financial Corp. (a)	99,600	3,881
		17,198
TOTAL FINANCIALS		672,672
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.5%
Biotechnology - 6.2%
Alexion Pharmaceuticals, Inc. (a)	665,000	$ 62,503
Alkermes PLC (a)	917,100	21,139
Alnylam Pharmaceuticals, Inc. (a)	547,163	13,203
Amgen, Inc.	2,286,700	195,421
ARIAD Pharmaceuticals, Inc. (a)	1,869,700	37,170
Biogen Idec, Inc. (a)	1,058,200	165,164
BioMarin Pharmaceutical, Inc. (a)	288,700	15,847
Celgene Corp. (a)	428,200	42,375
Clovis Oncology, Inc. (a)	195,300	3,855
CSL Ltd.	66,241	3,795
Exelixis, Inc. (a)	3,668,800	17,097
Gilead Sciences, Inc. (a)	7,354,200	290,123
Grifols SA (a)	330,400	11,238
Grifols SA:
ADR	292,845	7,793
Class B (a)	16,520	438
Infinity Pharmaceuticals, Inc. (a)	431,000	14,848
InterMune, Inc. (a)(d)	2,356,200	23,209
Ironwood Pharmaceuticals, Inc. Class A (a)	473,000	6,064
Medivation, Inc. (a)	299,000	16,254
Merrimack Pharmaceuticals, Inc.	2,407,858	14,616
Onyx Pharmaceuticals, Inc. (a)	378,300	29,326
Regeneron Pharmaceuticals, Inc. (a)	349,800	60,844
Seattle Genetics, Inc. (a)	179,200	5,277
Spectrum Pharmaceuticals, Inc. (d)	1,675,200	21,124
Synageva BioPharma Corp. (a)	180,700	8,359
ZIOPHARM Oncology, Inc. (a)	1,626,700	6,458
		1,093,540
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	390,100	13,217
Alere, Inc. (a)	577,400	12,276
Baxter International, Inc.	403,900	27,401
Boston Scientific Corp. (a)	2,569,100	19,191
Edwards Lifesciences Corp. (a)	157,700	14,182
Insulet Corp. (a)	310,600	7,166
Intuitive Surgical, Inc. (a)	16,900	9,707
The Cooper Companies, Inc.	865,272	87,695
		190,835
Health Care Providers & Services - 0.2%
Air Methods Corp.	100,000	4,372
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Apollo Hospitals Enterprise Ltd.	936,371	$ 14,210
Catamaran Corp. (a)	226,100	11,732
Qualicorp SA (a)	1,151,000	11,907
		42,221
Health Care Technology - 0.2%
athenahealth, Inc. (a)(d)	154,575	13,366
Cerner Corp. (a)	168,400	13,901
		27,267
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	282,400	12,646
Pharmaceuticals - 2.7%
AbbVie, Inc.	390,100	14,313
Actavis, Inc. (a)	168,500	14,557
Allergan, Inc.	363,800	38,203
AVANIR Pharmaceuticals Class A (a)	2,885,556	8,426
Hospira, Inc. (a)	304,100	10,376
Johnson & Johnson	1,963,040	145,108
Merck & Co., Inc.	784,000	33,908
Novo Nordisk A/S Series B sponsored ADR	38,700	7,134
Pfizer, Inc.	3,393,700	92,580
Questcor Pharmaceuticals, Inc. (d)	611,352	15,577
Sanofi SA sponsored ADR	160,900	7,833
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,378,900	91,438
Zoetis, Inc. Class A	150,800	3,921
		483,374
TOTAL HEALTH CARE		1,849,883
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	814,900	55,609
Precision Castparts Corp.	624,800	114,588
The Boeing Co.	276,000	20,388
United Technologies Corp.	2,712,700	237,551
		428,136
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	131,500	8,699
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	472,400	$ 47,925
United Parcel Service, Inc. Class B	1,131,300	89,701
		146,325
Airlines - 0.2%
US Airways Group, Inc. (a)	2,887,100	41,228
Building Products - 0.7%
Armstrong World Industries, Inc.	1,119,400	61,556
Masco Corp.	3,298,300	60,656
		122,212
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc. (a)	2,095,491	2,829
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	823,800	23,865
Electrical Equipment - 0.5%
Eaton Corp. PLC	1,295,800	73,796
Hubbell, Inc. Class B	40,000	3,642
SolarCity Corp. (d)	700,000	10,234
		87,672
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	113,700	7,294
Danaher Corp.	2,729,200	163,561
General Electric Co.	1,893,200	42,180
		213,035
Machinery - 3.0%
Briggs & Stratton Corp.	1,173,100	27,838
Caterpillar, Inc.	1,064,000	104,687
Cummins, Inc.	1,450,700	166,584
Harsco Corp.	151,500	3,862
Illinois Tool Works, Inc.	1,341,216	84,269
Ingersoll-Rand PLC	1,271,400	65,337
Manitowoc Co., Inc.	1,227,900	21,611
PACCAR, Inc.	487,700	22,951
SPX Corp.	302,300	22,561
		519,700
Professional Services - 0.5%
Equifax, Inc.	626,800	36,793
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	745,377	$ 38,387
Verisk Analytics, Inc. (a)	61,900	3,414
		78,594
Road & Rail - 1.2%
Canadian Pacific	569,200	65,714
Con-way, Inc.	384,300	12,059
J.B. Hunt Transport Services, Inc.	56,400	3,794
Ryder System, Inc.	228,000	12,946
Union Pacific Corp.	853,000	112,135
		206,648
Trading Companies & Distributors - 0.2%
Mills Estruturas e Servicos de Engenharia SA	827,400	13,919
United Rentals, Inc. (a)	71,200	3,604
WESCO International, Inc. (a)	305,300	22,266
		39,789
TOTAL INDUSTRIALS		1,910,033
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 2.8%
Alcatel-Lucent SA (a)(d)	12,103,095	20,225
Alcatel-Lucent SA sponsored ADR (a)(d)	6,075,605	10,086
Cisco Systems, Inc.	1,316,200	27,074
Finisar Corp. (a)	489,300	7,584
Juniper Networks, Inc. (a)	2,865,600	64,132
Motorola Solutions, Inc.	94,500	5,518
QUALCOMM, Inc.	5,409,100	357,163
		491,782
Computers & Peripherals - 7.0%
3D Systems Corp. (a)(d)	148,500	8,591
Apple, Inc.	2,281,600	1,038,832
Dell, Inc.	2,047,200	27,105
EMC Corp. (a)	2,624,100	64,579
Fusion-io, Inc. (a)	850,106	14,860
Hewlett-Packard Co.	1,165,300	19,239
NetApp, Inc. (a)	194,500	7,002
SanDisk Corp. (a)	794,600	39,722
Stratasys Ltd. (a)	93,000	7,299
		1,227,229
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 8.7%
Cornerstone OnDemand, Inc. (a)	149,200	$ 4,876
Dropbox, Inc. (f)	1,003,814	9,084
eBay, Inc. (a)	3,425,200	191,571
Facebook, Inc. Class A	4,101,667	127,029
Google, Inc. Class A (a)	1,366,567	1,032,701
LinkedIn Corp. (a)	330,500	40,913
Qihoo 360 Technology Co. Ltd. ADR (a)	258,000	7,887
SINA Corp. (a)	199,492	10,958
Tencent Holdings Ltd.	1,171,500	40,997
Yahoo!, Inc. (a)	2,406,000	47,230
Yelp, Inc. (d)	525,200	11,155
		1,524,401
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	1,759,900	137,589
IBM Corp.	39,900	8,102
MasterCard, Inc. Class A	497,800	258,060
Visa, Inc. Class A	1,475,300	232,965
		636,716
Semiconductors & Semiconductor Equipment - 4.7%
Altera Corp.	3,552,800	118,735
Atmel Corp. (a)	2,588,400	17,342
Avago Technologies Ltd.	1,903,500	68,088
Broadcom Corp. Class A	6,125,300	198,766
Cavium, Inc. (a)	325,700	10,891
Cree, Inc. (a)	581,000	25,070
Freescale Semiconductor Holdings I Ltd. (a)(d)	4,338,910	62,697
Intersil Corp. Class A	3,319,364	28,712
Mellanox Technologies Ltd. (a)	369,900	19,686
Micron Technology, Inc. (a)	2,089,200	15,794
Monolithic Power Systems, Inc.	1,036,860	24,159
NXP Semiconductors NV (a)	5,584,335	167,474
PMC-Sierra, Inc. (a)	2,524,300	14,590
Samsung Electronics Co. Ltd.	28,313	37,681
STMicroelectronics NV	1,024,500	8,857
STMicroelectronics NV (NY Shares) unit (d)	1,817,000	15,681
		834,223
Software - 5.1%
Activision Blizzard, Inc.	4,771,500	54,347
Allot Communications Ltd. (a)	200,000	2,758
Check Point Software Technologies Ltd. (a)	243,400	12,170
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	746,800	$ 54,636
Electronic Arts, Inc. (a)	4,830,200	75,979
Guidewire Software, Inc.	248,300	8,224
Microsoft Corp.	5,246,689	144,127
Oracle Corp.	3,052,000	108,377
QLIK Technologies, Inc. (a)	767,063	17,036
Qualys, Inc.	585,400	7,669
Red Hat, Inc. (a)	1,115,700	61,988
salesforce.com, Inc. (a)	1,340,065	230,665
ServiceNow, Inc. (d)	522,500	14,484
Splunk, Inc.	196,000	6,460
Take-Two Interactive Software, Inc. (a)	1,728,900	21,041
Ubisoft Entertainment SA (a)	881,104	8,506
VMware, Inc. Class A (a)	681,500	52,121
Workday, Inc.	222,900	11,907
Zynga, Inc. (a)	1,073,100	2,908
		895,403
TOTAL INFORMATION TECHNOLOGY		5,609,754
MATERIALS - 2.5%
Chemicals - 2.2%
Airgas, Inc.	37,000	3,524
Albemarle Corp.	215,600	13,218
Ashland, Inc.	505,900	39,718
Axiall Corp. (d)	421,300	23,669
Eastman Chemical Co.	616,500	43,864
LyondellBasell Industries NV Class A	757,900	48,066
Mexichem SAB de CV	3,322,800	18,795
Monsanto Co.	1,754,600	177,829
The Dow Chemical Co.	403,800	13,002
Westlake Chemical Corp.	139,000	12,769
		394,454
Construction Materials - 0.2%
Eagle Materials, Inc.	103,200	6,684
Vulcan Materials Co.	393,700	22,268
		28,952
Metals & Mining - 0.1%
Vale SA sponsored ADR	842,500	16,993
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co.	186,000	$ 7,704
TOTAL MATERIALS		448,103
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Sempra Energy	122,700	9,209
TOTAL COMMON STOCKS (Cost $12,819,917)		17,490,945
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	399,200	98,731
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $45,989)		98,731
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.16% (b)	56,139,834	56,140
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	362,846,828	362,847
TOTAL MONEY MARKET FUNDS (Cost $418,987)		418,987
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $13,284,893)		18,008,663
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(406,939)
NET ASSETS - 100%		$ 17,601,724
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,084,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 9,084
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	4,596
Total	$ 4,627
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 15,302	$ -	$ -	$ -	$ 16,755
Total	$ 15,302	$ -	$ -	$ -	$ 16,755
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,689,446	$ 3,689,446	$ -	$ -
Consumer Staples	2,675,574	2,667,945	7,629	-
Energy	725,002	725,002	-	-
Financials	672,672	659,556	13,116	-
Health Care	1,849,883	1,849,883	-	-
Industrials	1,910,033	1,907,204	2,829	-
Information Technology	5,609,754	5,571,588	29,082	9,084
Materials	448,103	448,103	-	-
Utilities	9,209	9,209	-	-
Money Market Funds	418,987	418,987	-	-
Total Investments in Securities:	$ 18,008,663	$ 17,946,923	$ 52,656	$ 9,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $357,634) - See accompanying schedule: Unaffiliated issuers (cost $12,835,055)	$ 17,572,921
Fidelity Central Funds (cost $418,987)	418,987
Other affiliated issuers (cost $30,851)	16,755
Total Investments (cost $13,284,893)		$ 18,008,663
Receivable for investments sold		138,541
Receivable for fund shares sold		14,457
Dividends receivable		7,023
Distributions receivable from Fidelity Central Funds		926
Prepaid expenses		36
Other receivables		1,696
Total assets		18,171,342

Liabilities
Payable to custodian bank	$ 10,901
Payable for investments purchased	161,492
Payable for fund shares redeemed	23,462
Accrued management fee	8,180
Other affiliated payables	2,104
Other payables and accrued expenses	632
Collateral on securities loaned, at value	362,847
Total liabilities		569,618

Net Assets		$ 17,601,724
Net Assets consist of:
Paid in capital		$ 12,695,247
Undistributed net investment income		3,237
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		179,372
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,723,868
Net Assets		$ 17,601,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($11,681,808 ÷ 228,007 shares)	$ 51.23

Class K: Net Asset Value, offering price and redemption price per share ($2,860,076 ÷ 55,776 shares)	$ 51.28

Class F: Net Asset Value, offering price and redemption price per share ($3,059,840 ÷ 59,620 shares)	$ 51.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 128,876
Income from Fidelity Central Funds		4,627
Total income		133,503

Expenses
Management fee Basic fee	$ 44,197
Performance adjustment	256
Transfer agent fees	11,482
Accounting and security lending fees	785
Custodian fees and expenses	177
Independent trustees' compensation	52
Registration fees	71
Audit	58
Legal	43
Interest	4
Miscellaneous	60
Total expenses before reductions	57,185
Expense reductions	(1,876)	55,309
Net investment income (loss)		78,194
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	493,970
Foreign currency transactions	(404)
Total net realized gain (loss)		493,566
Change in net unrealized appreciation (depreciation) on: Investment securities	999,259
Assets and liabilities in foreign currencies	126
Total change in net unrealized appreciation (depreciation)		999,385
Net gain (loss)		1,492,951
Net increase (decrease) in net assets resulting from operations		$ 1,571,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,194	$ 35,383
Net realized gain (loss)	493,566	(37,431)
Change in net unrealized appreciation (depreciation)	999,385	271,789
Net increase (decrease) in net assets resulting from operations	1,571,145	269,741
Distributions to shareholders from net investment income	(85,342)	(15,666)
Distributions to shareholders from net realized gain	(230,904)	(480,841)
Total distributions	(316,246)	(496,507)
Share transactions - net increase (decrease)	1,527,111	656,032
Total increase (decrease) in net assets	2,782,010	429,266

Net Assets
Beginning of period	14,819,714	14,390,448
End of period (including undistributed net investment income of $3,237 and undistributed net investment income of $10,385, respectively)	$ 17,601,724	$ 14,819,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 47.38	$ 48.17	$ 37.63	$ 31.97	$ 39.06	$ 46.88
Income from Investment Operations
Net investment income (loss) D	.23	.10	(.03)	.04	.27	.35
Net realized and unrealized gain (loss)	4.53	.75	10.61	5.80	(6.36)	(2.89)
Total from investment operations	4.76	.85	10.58	5.84	(6.09)	(2.54)
Distributions from net investment income	(.23)	(.04)	(.00) H, I	(.18)	(.29)	(.33)
Distributions from net realized gain	(.68)	(1.60)	(.04) I	-	(.71)	(4.95)
Total distributions	(.91)	(1.64)	(.04)	(.18)	(1.00)	(5.28)
Net asset value, end of period	$ 51.23	$ 47.38	$ 48.17	$ 37.63	$ 31.97	$ 39.06
Total Return B, C	10.15%	2.27%	28.12%	18.29%	(15.85)%	(6.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.90%	.94%	.94%	.76%	.58%
Expenses net of fee waivers, if any	.77% A	.90%	.94%	.94%	.76%	.58%
Expenses net of all reductions	.75% A	.89%	.92%	.93%	.76%	.57%
Net investment income (loss)	.93% A	.21%	(.06)%	.10%	.93%	.81%
Supplemental Data
Net assets, end of period (in millions)	$ 11,682	$ 10,595	$ 12,024	$ 10,295	$ 9,691	$ 13,349
Portfolio turnover rate F	79% A	95%	132%	135%	134%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 48.21	$ 37.66	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.27	.17	.05	.11	.32	.10
Net realized and unrealized gain (loss)	4.53	.75	10.62	5.79	(6.33)	(2.84)
Total from investment operations	4.80	.92	10.67	5.90	(6.01)	(2.74)
Distributions from net investment income	(.30)	(.08)	(.05) J	(.25)	(.34)	-
Distributions from net realized gain	(.68)	(1.60)	(.07) J	-	(.71)	-
Total distributions	(.98)	(1.67) I	(.12)	(.25)	(1.05)	-
Net asset value, end of period	$ 51.28	$ 47.46	$ 48.21	$ 37.66	$ 32.01	$ 39.07
Total Return B, C	10.23%	2.43%	28.37%	18.48%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.74%	.77%	.75%	.53%	.41% A
Expenses net of fee waivers, if any	.63% A	.74%	.77%	.75%	.53%	.41% A
Expenses net of all reductions	.60% A	.73%	.76%	.74%	.52%	.41% A
Net investment income (loss)	1.08% A	.37%	.11%	.30%	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,860,076	$ 2,467,455	$ 1,454,854	$ 931,601	$ 590,673	$ 93
Portfolio turnover rate F	79% A	95%	132%	135%	134%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share. J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.51	$ 48.24	$ 37.69	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.28	.19	.07	.13	- I
Net realized and unrealized gain (loss)	4.54	.76	10.61	5.80	2.82
Total from investment operations	4.82	.95	10.68	5.93	2.82
Distributions from net investment income	(.33)	(.08)	(.06) K	(.22)	-
Distributions from net realized gain	(.68)	(1.60)	(.08) K	-	-
Total distributions	(1.01)	(1.68)	(.13) J	(.22)	-
Net asset value, end of period	$ 51.32	$ 47.51	$ 48.24	$ 37.69	$ 31.98
Total Return B, C	10.25%	2.49%	28.41%	18.59%	9.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.69%	.72%	.70%	.51% A
Expenses net of fee waivers, if any	.58% A	.69%	.72%	.70%	.51% A
Expenses net of all reductions	.55% A	.68%	.71%	.68%	.51% A
Net investment income (loss)	1.13% A	.42%	.16%	.35%	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,059,840	$ 1,756,916	$ 911,556	$ 321,409	$ 261
Portfolio turnover rate F	79% A	95%	132%	135%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.076 per share. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,869,022
Gross unrealized depreciation	(211,495)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,657,527

Tax cost	$ 13,351,136

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
No expiration
Short-term	$ (7,155)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,546,033 and $6,248,230, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 10,821.20
Class K	661.05
	$ 11,482

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $140 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,561.42%		$ 4

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and securities valued at $1,605,000 in exchange for 32,348 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $17,402. Security lending

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,596, including $370 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,876 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Blue Chip Growth	$ 51,844	$ 10,644
Class K	16,348	2,860
Class F	17,150	2,162
Total	$ 85,342	$ 15,666
From net realized gain
Blue Chip Growth	$ 155,106	$ 397,250
Class K	36,829	51,295
Class F	38,969	32,296
Total	$ 230,904	$ 480,841

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Blue Chip Growth
Shares sold	28,001 A	42,825	$ 1,389,860 A	$ 1,970,082
Reinvestment of distributions	4,171	9,668	202,506	399,689
Shares redeemed	(27,772)	(78,498)	(1,376,422)	(3,530,347)
Net increase (decrease)	4,400	(26,005)	$ 215,944	$ (1,160,576)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class K
Shares sold	8,955	29,866	$ 444,553	$ 1,366,770
Reinvestment of distributions	1,092	1,309	53,177	54,155
Shares redeemed	(6,262)	(9,363)	(310,869)	(426,597)
Net increase (decrease)	3,785	21,812	$ 186,861	$ 994,328
Class F
Shares sold	22,805 A	19,170	$ 1,133,822 A	$ 873,960
Reinvestment of distributions	1,153	832	56,119	34,458
Shares redeemed	(1,318)	(1,918)	(65,635)	(86,138)
Net increase (decrease)	22,640	18,084	$ 1,124,306	$ 822,280

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record in the aggregate of approximately 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

BCF-USAN-0313
1.789282.110

Fidelity®

Blue Chip Growth

Fund -
Class K

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Blue Chip Growth	.77%
Actual		$ 1,000.00	$ 1,101.50	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.63%
Actual		$ 1,000.00	$ 1,102.30	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 3.21
Class F	.58%
Actual		$ 1,000.00	$ 1,102.50	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.9	10.4
Google, Inc. Class A	5.9	5.4
Amazon.com, Inc.	2.1	2.1
QUALCOMM, Inc.	2.0	2.1
Home Depot, Inc.	1.8	1.0
The Coca-Cola Co.	1.8	2.1
Procter & Gamble Co.	1.7	0.6
Gilead Sciences, Inc.	1.7	0.9
Philip Morris International, Inc.	1.5	1.6
MasterCard, Inc. Class A	1.5	1.3
	25.9
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.9	36.8
Consumer Discretionary	20.9	21.1
Consumer Staples	15.2	14.1
Industrials	10.9	8.5
Health Care	10.5	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 99.9%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	9.5%	** Foreign investments	9.7%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 0.1%
Lear Corp.	180,500	$ 8,845
Automobiles - 1.0%
Ford Motor Co.	2,635,600	34,131
General Motors Co. (a)	403,100	11,323
Tesla Motors, Inc. (a)(d)	3,481,664	130,597
		176,051
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc.	33,635	942
Kroton Educacional SA (a)	590,000	14,488
		15,430
Hotels, Restaurants & Leisure - 2.9%
Alsea SAB de CV	1,558,700	3,614
Chipotle Mexican Grill, Inc. (a)	65,200	20,017
Dunkin' Brands Group, Inc.	693,900	25,334
Hyatt Hotels Corp. Class A (a)	395,297	15,840
Jubilant Foodworks Ltd. (a)	288,917	6,511
Las Vegas Sands Corp.	1,875,300	103,610
McDonald's Corp.	337,130	32,125
Panera Bread Co. Class A (a)	492,500	78,706
Starbucks Corp.	3,598,800	201,965
Wyndham Worldwide Corp.	491,627	27,428
		515,150
Household Durables - 1.1%
D.R. Horton, Inc.	318,000	7,524
KB Home	386,200	7,365
SodaStream International Ltd. (a)	286,400	13,773
Toll Brothers, Inc. (a)	422,700	15,830
Whirlpool Corp.	1,249,778	144,199
		188,691
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	1,404,000	372,762
Netflix, Inc. (a)(d)	294,900	48,729
priceline.com, Inc. (a)	205,100	140,590
TripAdvisor, Inc. (a)	129,800	6,007
		568,088
Leisure Equipment & Products - 0.2%
Brunswick Corp.	788,900	28,527
Media - 2.0%
Comcast Corp. Class A	4,866,000	185,297
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A	2,196,200	$ 60,923
The Walt Disney Co.	908,900	48,972
Time Warner Cable, Inc.	174,500	15,590
Time Warner, Inc.	930,800	47,024
		357,806
Multiline Retail - 0.8%
J.C. Penney Co., Inc.	3,855,400	78,380
Macy's, Inc.	1,685,100	66,578
		144,958
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	2,144,700	107,235
AutoZone, Inc. (a)	33,300	12,311
CarMax, Inc. (a)	810,200	31,938
Five Below, Inc.	138,422	5,122
Foot Locker, Inc.	248,700	8,543
Home Depot, Inc.	4,811,700	321,999
Limited Brands, Inc.	2,105,800	101,121
Lowe's Companies, Inc.	3,706,500	141,551
Ross Stores, Inc.	1,331,200	79,473
Tile Shop Holdings, Inc. (a)	198,300	3,647
TJX Companies, Inc.	2,882,680	130,239
Urban Outfitters, Inc. (a)	1,966,700	84,155
		1,027,334
Textiles, Apparel & Luxury Goods - 3.2%
Arezzo Industria e Comercio SA	1,646,000	30,997
Fifth & Pacific Companies, Inc. (a)	236,600	3,573
Fossil, Inc. (a)	644,319	68,027
lululemon athletica, Inc. (a)	451,780	31,173
Michael Kors Holdings Ltd. (a)	2,601,937	146,047
NIKE, Inc. Class B	1,771,400	95,744
Prada SpA	2,174,900	19,546
PVH Corp.	813,900	96,748
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,257,700	23,896
Under Armour, Inc. Class A (sub. vtg.) (a)	866,600	44,084
		559,835
TOTAL CONSUMER DISCRETIONARY		3,590,715
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 15.2%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR	788,100	$ 69,826
Beam, Inc.	285,100	17,488
Constellation Brands, Inc. Class A (sub. vtg.) (a)	716,400	23,183
Heineken NV (Bearer)	122,600	8,621
Monster Beverage Corp. (a)	706,100	33,822
PepsiCo, Inc.	1,766,300	128,675
SABMiller PLC	181,900	9,088
The Coca-Cola Co.	8,343,600	310,716
		601,419
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	1,411,700	144,473
CVS Caremark Corp.	3,018,600	154,552
Wal-Mart Stores, Inc.	1,289,600	90,208
Walgreen Co.	2,466,900	98,577
Whole Foods Market, Inc.	943,800	90,841
		578,651
Food Products - 3.5%
Associated British Foods PLC	592,900	16,447
Bunge Ltd.	412,100	32,828
ConAgra Foods, Inc.	1,012,900	33,112
Danone SA	658,200	45,615
Green Mountain Coffee Roasters, Inc. (a)(d)	5,106,564	232,502
Hain Celestial Group, Inc. (a)	160,300	9,135
Ingredion, Inc.	139,000	9,184
Kellogg Co.	926,400	54,194
Mead Johnson Nutrition Co. Class A	669,300	50,867
Mondelez International, Inc.	574,700	15,971
The Hershey Co.	993,500	78,934
The J.M. Smucker Co.	253,900	22,503
Unilever NV (NY Reg.)	531,700	21,523
		622,815
Household Products - 2.0%
Colgate-Palmolive Co.	316,200	33,950
Procter & Gamble Co.	3,920,100	294,635
Reckitt Benckiser Group PLC	387,351	25,815
		354,400
Personal Products - 0.4%
Herbalife Ltd.	1,918,991	69,698
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 2.6%
Altria Group, Inc.	2,069,500	$ 69,701
British American Tobacco PLC (United Kingdom)	146,800	7,629
Lorillard, Inc.	2,868,900	112,088
Philip Morris International, Inc.	2,939,800	259,173
		448,591
TOTAL CONSUMER STAPLES		2,675,574
ENERGY - 4.1%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	402,500	25,482
Ensco PLC Class A	591,100	37,576
Halliburton Co.	1,490,800	60,646
Schlumberger Ltd.	1,443,500	112,665
		236,369
Oil, Gas & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	396,500	3,513
Anadarko Petroleum Corp.	1,352,600	108,235
Canadian Natural Resources Ltd.	576,000	17,394
Cobalt International Energy, Inc. (a)	654,900	15,855
Concho Resources, Inc. (a)	296,400	27,038
Continental Resources, Inc. (a)	304,500	25,310
EOG Resources, Inc.	486,700	60,828
Hess Corp.	638,100	42,855
Marathon Petroleum Corp.	302,200	22,426
Murphy Oil Corp.	356,200	21,201
Occidental Petroleum Corp.	235,800	20,814
Peabody Energy Corp.	873,300	21,963
Phillips 66	155,800	9,437
Pioneer Natural Resources Co.	578,400	67,985
Rosetta Resources, Inc. (a)	69,700	3,695
Western Gas Equity Partners LP	594,900	20,084
		488,633
TOTAL ENERGY		725,002
FINANCIALS - 3.8%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	79,100	5,246
Apollo Global Management LLC Class A	591,100	13,164
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	83,200	$ 19,658
E*TRADE Financial Corp. (a)	533,500	5,660
KKR & Co. LP	1,117,800	18,868
Morgan Stanley	3,838,012	87,699
Och-Ziff Capital Management Group LLC Class A	373,000	3,693
The Blackstone Group LP	843,700	15,608
UBS AG (NY Shares)	887,300	15,412
Walter Investment Management Corp. (a)	259,100	11,610
		196,618
Commercial Banks - 0.1%
Axis Bank Ltd.	470,931	13,305
ICICI Bank Ltd.	588,272	13,116
		26,421
Diversified Financial Services - 1.9%
Bank of America Corp.	2,932,300	33,194
Citigroup, Inc.	4,422,720	186,462
CME Group, Inc.	165,100	9,549
JPMorgan Chase & Co.	2,182,900	102,705
		331,910
Insurance - 0.3%
American Financial Group, Inc.	77,000	3,277
American International Group, Inc. (a)	255,000	9,647
Berkshire Hathaway, Inc. Class B (a)	248,300	24,068
Hartford Financial Services Group, Inc.	587,800	14,577
		51,569
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.	400,200	12,054
Real Estate Management & Development - 0.2%
Parsvnath Developers Ltd. (a)(e)	21,771,340	16,755
Realogy Holdings Corp.	450,000	20,147
		36,902
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd. (a)	204,856	3,024
Nationstar Mortgage Holdings, Inc. (d)	285,200	10,293
Ocwen Financial Corp. (a)	99,600	3,881
		17,198
TOTAL FINANCIALS		672,672
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.5%
Biotechnology - 6.2%
Alexion Pharmaceuticals, Inc. (a)	665,000	$ 62,503
Alkermes PLC (a)	917,100	21,139
Alnylam Pharmaceuticals, Inc. (a)	547,163	13,203
Amgen, Inc.	2,286,700	195,421
ARIAD Pharmaceuticals, Inc. (a)	1,869,700	37,170
Biogen Idec, Inc. (a)	1,058,200	165,164
BioMarin Pharmaceutical, Inc. (a)	288,700	15,847
Celgene Corp. (a)	428,200	42,375
Clovis Oncology, Inc. (a)	195,300	3,855
CSL Ltd.	66,241	3,795
Exelixis, Inc. (a)	3,668,800	17,097
Gilead Sciences, Inc. (a)	7,354,200	290,123
Grifols SA (a)	330,400	11,238
Grifols SA:
ADR	292,845	7,793
Class B (a)	16,520	438
Infinity Pharmaceuticals, Inc. (a)	431,000	14,848
InterMune, Inc. (a)(d)	2,356,200	23,209
Ironwood Pharmaceuticals, Inc. Class A (a)	473,000	6,064
Medivation, Inc. (a)	299,000	16,254
Merrimack Pharmaceuticals, Inc.	2,407,858	14,616
Onyx Pharmaceuticals, Inc. (a)	378,300	29,326
Regeneron Pharmaceuticals, Inc. (a)	349,800	60,844
Seattle Genetics, Inc. (a)	179,200	5,277
Spectrum Pharmaceuticals, Inc. (d)	1,675,200	21,124
Synageva BioPharma Corp. (a)	180,700	8,359
ZIOPHARM Oncology, Inc. (a)	1,626,700	6,458
		1,093,540
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	390,100	13,217
Alere, Inc. (a)	577,400	12,276
Baxter International, Inc.	403,900	27,401
Boston Scientific Corp. (a)	2,569,100	19,191
Edwards Lifesciences Corp. (a)	157,700	14,182
Insulet Corp. (a)	310,600	7,166
Intuitive Surgical, Inc. (a)	16,900	9,707
The Cooper Companies, Inc.	865,272	87,695
		190,835
Health Care Providers & Services - 0.2%
Air Methods Corp.	100,000	4,372
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Apollo Hospitals Enterprise Ltd.	936,371	$ 14,210
Catamaran Corp. (a)	226,100	11,732
Qualicorp SA (a)	1,151,000	11,907
		42,221
Health Care Technology - 0.2%
athenahealth, Inc. (a)(d)	154,575	13,366
Cerner Corp. (a)	168,400	13,901
		27,267
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	282,400	12,646
Pharmaceuticals - 2.7%
AbbVie, Inc.	390,100	14,313
Actavis, Inc. (a)	168,500	14,557
Allergan, Inc.	363,800	38,203
AVANIR Pharmaceuticals Class A (a)	2,885,556	8,426
Hospira, Inc. (a)	304,100	10,376
Johnson & Johnson	1,963,040	145,108
Merck & Co., Inc.	784,000	33,908
Novo Nordisk A/S Series B sponsored ADR	38,700	7,134
Pfizer, Inc.	3,393,700	92,580
Questcor Pharmaceuticals, Inc. (d)	611,352	15,577
Sanofi SA sponsored ADR	160,900	7,833
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,378,900	91,438
Zoetis, Inc. Class A	150,800	3,921
		483,374
TOTAL HEALTH CARE		1,849,883
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	814,900	55,609
Precision Castparts Corp.	624,800	114,588
The Boeing Co.	276,000	20,388
United Technologies Corp.	2,712,700	237,551
		428,136
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	131,500	8,699
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	472,400	$ 47,925
United Parcel Service, Inc. Class B	1,131,300	89,701
		146,325
Airlines - 0.2%
US Airways Group, Inc. (a)	2,887,100	41,228
Building Products - 0.7%
Armstrong World Industries, Inc.	1,119,400	61,556
Masco Corp.	3,298,300	60,656
		122,212
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc. (a)	2,095,491	2,829
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	823,800	23,865
Electrical Equipment - 0.5%
Eaton Corp. PLC	1,295,800	73,796
Hubbell, Inc. Class B	40,000	3,642
SolarCity Corp. (d)	700,000	10,234
		87,672
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	113,700	7,294
Danaher Corp.	2,729,200	163,561
General Electric Co.	1,893,200	42,180
		213,035
Machinery - 3.0%
Briggs & Stratton Corp.	1,173,100	27,838
Caterpillar, Inc.	1,064,000	104,687
Cummins, Inc.	1,450,700	166,584
Harsco Corp.	151,500	3,862
Illinois Tool Works, Inc.	1,341,216	84,269
Ingersoll-Rand PLC	1,271,400	65,337
Manitowoc Co., Inc.	1,227,900	21,611
PACCAR, Inc.	487,700	22,951
SPX Corp.	302,300	22,561
		519,700
Professional Services - 0.5%
Equifax, Inc.	626,800	36,793
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	745,377	$ 38,387
Verisk Analytics, Inc. (a)	61,900	3,414
		78,594
Road & Rail - 1.2%
Canadian Pacific	569,200	65,714
Con-way, Inc.	384,300	12,059
J.B. Hunt Transport Services, Inc.	56,400	3,794
Ryder System, Inc.	228,000	12,946
Union Pacific Corp.	853,000	112,135
		206,648
Trading Companies & Distributors - 0.2%
Mills Estruturas e Servicos de Engenharia SA	827,400	13,919
United Rentals, Inc. (a)	71,200	3,604
WESCO International, Inc. (a)	305,300	22,266
		39,789
TOTAL INDUSTRIALS		1,910,033
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 2.8%
Alcatel-Lucent SA (a)(d)	12,103,095	20,225
Alcatel-Lucent SA sponsored ADR (a)(d)	6,075,605	10,086
Cisco Systems, Inc.	1,316,200	27,074
Finisar Corp. (a)	489,300	7,584
Juniper Networks, Inc. (a)	2,865,600	64,132
Motorola Solutions, Inc.	94,500	5,518
QUALCOMM, Inc.	5,409,100	357,163
		491,782
Computers & Peripherals - 7.0%
3D Systems Corp. (a)(d)	148,500	8,591
Apple, Inc.	2,281,600	1,038,832
Dell, Inc.	2,047,200	27,105
EMC Corp. (a)	2,624,100	64,579
Fusion-io, Inc. (a)	850,106	14,860
Hewlett-Packard Co.	1,165,300	19,239
NetApp, Inc. (a)	194,500	7,002
SanDisk Corp. (a)	794,600	39,722
Stratasys Ltd. (a)	93,000	7,299
		1,227,229
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 8.7%
Cornerstone OnDemand, Inc. (a)	149,200	$ 4,876
Dropbox, Inc. (f)	1,003,814	9,084
eBay, Inc. (a)	3,425,200	191,571
Facebook, Inc. Class A	4,101,667	127,029
Google, Inc. Class A (a)	1,366,567	1,032,701
LinkedIn Corp. (a)	330,500	40,913
Qihoo 360 Technology Co. Ltd. ADR (a)	258,000	7,887
SINA Corp. (a)	199,492	10,958
Tencent Holdings Ltd.	1,171,500	40,997
Yahoo!, Inc. (a)	2,406,000	47,230
Yelp, Inc. (d)	525,200	11,155
		1,524,401
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	1,759,900	137,589
IBM Corp.	39,900	8,102
MasterCard, Inc. Class A	497,800	258,060
Visa, Inc. Class A	1,475,300	232,965
		636,716
Semiconductors & Semiconductor Equipment - 4.7%
Altera Corp.	3,552,800	118,735
Atmel Corp. (a)	2,588,400	17,342
Avago Technologies Ltd.	1,903,500	68,088
Broadcom Corp. Class A	6,125,300	198,766
Cavium, Inc. (a)	325,700	10,891
Cree, Inc. (a)	581,000	25,070
Freescale Semiconductor Holdings I Ltd. (a)(d)	4,338,910	62,697
Intersil Corp. Class A	3,319,364	28,712
Mellanox Technologies Ltd. (a)	369,900	19,686
Micron Technology, Inc. (a)	2,089,200	15,794
Monolithic Power Systems, Inc.	1,036,860	24,159
NXP Semiconductors NV (a)	5,584,335	167,474
PMC-Sierra, Inc. (a)	2,524,300	14,590
Samsung Electronics Co. Ltd.	28,313	37,681
STMicroelectronics NV	1,024,500	8,857
STMicroelectronics NV (NY Shares) unit (d)	1,817,000	15,681
		834,223
Software - 5.1%
Activision Blizzard, Inc.	4,771,500	54,347
Allot Communications Ltd. (a)	200,000	2,758
Check Point Software Technologies Ltd. (a)	243,400	12,170
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	746,800	$ 54,636
Electronic Arts, Inc. (a)	4,830,200	75,979
Guidewire Software, Inc.	248,300	8,224
Microsoft Corp.	5,246,689	144,127
Oracle Corp.	3,052,000	108,377
QLIK Technologies, Inc. (a)	767,063	17,036
Qualys, Inc.	585,400	7,669
Red Hat, Inc. (a)	1,115,700	61,988
salesforce.com, Inc. (a)	1,340,065	230,665
ServiceNow, Inc. (d)	522,500	14,484
Splunk, Inc.	196,000	6,460
Take-Two Interactive Software, Inc. (a)	1,728,900	21,041
Ubisoft Entertainment SA (a)	881,104	8,506
VMware, Inc. Class A (a)	681,500	52,121
Workday, Inc.	222,900	11,907
Zynga, Inc. (a)	1,073,100	2,908
		895,403
TOTAL INFORMATION TECHNOLOGY		5,609,754
MATERIALS - 2.5%
Chemicals - 2.2%
Airgas, Inc.	37,000	3,524
Albemarle Corp.	215,600	13,218
Ashland, Inc.	505,900	39,718
Axiall Corp. (d)	421,300	23,669
Eastman Chemical Co.	616,500	43,864
LyondellBasell Industries NV Class A	757,900	48,066
Mexichem SAB de CV	3,322,800	18,795
Monsanto Co.	1,754,600	177,829
The Dow Chemical Co.	403,800	13,002
Westlake Chemical Corp.	139,000	12,769
		394,454
Construction Materials - 0.2%
Eagle Materials, Inc.	103,200	6,684
Vulcan Materials Co.	393,700	22,268
		28,952
Metals & Mining - 0.1%
Vale SA sponsored ADR	842,500	16,993
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co.	186,000	$ 7,704
TOTAL MATERIALS		448,103
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Sempra Energy	122,700	9,209
TOTAL COMMON STOCKS (Cost $12,819,917)		17,490,945
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	399,200	98,731
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $45,989)		98,731
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.16% (b)	56,139,834	56,140
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	362,846,828	362,847
TOTAL MONEY MARKET FUNDS (Cost $418,987)		418,987
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $13,284,893)		18,008,663
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(406,939)
NET ASSETS - 100%		$ 17,601,724
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,084,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 9,084
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	4,596
Total	$ 4,627
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 15,302	$ -	$ -	$ -	$ 16,755
Total	$ 15,302	$ -	$ -	$ -	$ 16,755
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,689,446	$ 3,689,446	$ -	$ -
Consumer Staples	2,675,574	2,667,945	7,629	-
Energy	725,002	725,002	-	-
Financials	672,672	659,556	13,116	-
Health Care	1,849,883	1,849,883	-	-
Industrials	1,910,033	1,907,204	2,829	-
Information Technology	5,609,754	5,571,588	29,082	9,084
Materials	448,103	448,103	-	-
Utilities	9,209	9,209	-	-
Money Market Funds	418,987	418,987	-	-
Total Investments in Securities:	$ 18,008,663	$ 17,946,923	$ 52,656	$ 9,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $357,634) - See accompanying schedule: Unaffiliated issuers (cost $12,835,055)	$ 17,572,921
Fidelity Central Funds (cost $418,987)	418,987
Other affiliated issuers (cost $30,851)	16,755
Total Investments (cost $13,284,893)		$ 18,008,663
Receivable for investments sold		138,541
Receivable for fund shares sold		14,457
Dividends receivable		7,023
Distributions receivable from Fidelity Central Funds		926
Prepaid expenses		36
Other receivables		1,696
Total assets		18,171,342

Liabilities
Payable to custodian bank	$ 10,901
Payable for investments purchased	161,492
Payable for fund shares redeemed	23,462
Accrued management fee	8,180
Other affiliated payables	2,104
Other payables and accrued expenses	632
Collateral on securities loaned, at value	362,847
Total liabilities		569,618

Net Assets		$ 17,601,724
Net Assets consist of:
Paid in capital		$ 12,695,247
Undistributed net investment income		3,237
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		179,372
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,723,868
Net Assets		$ 17,601,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($11,681,808 ÷ 228,007 shares)	$ 51.23

Class K: Net Asset Value, offering price and redemption price per share ($2,860,076 ÷ 55,776 shares)	$ 51.28

Class F: Net Asset Value, offering price and redemption price per share ($3,059,840 ÷ 59,620 shares)	$ 51.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 128,876
Income from Fidelity Central Funds		4,627
Total income		133,503

Expenses
Management fee Basic fee	$ 44,197
Performance adjustment	256
Transfer agent fees	11,482
Accounting and security lending fees	785
Custodian fees and expenses	177
Independent trustees' compensation	52
Registration fees	71
Audit	58
Legal	43
Interest	4
Miscellaneous	60
Total expenses before reductions	57,185
Expense reductions	(1,876)	55,309
Net investment income (loss)		78,194
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	493,970
Foreign currency transactions	(404)
Total net realized gain (loss)		493,566
Change in net unrealized appreciation (depreciation) on: Investment securities	999,259
Assets and liabilities in foreign currencies	126
Total change in net unrealized appreciation (depreciation)		999,385
Net gain (loss)		1,492,951
Net increase (decrease) in net assets resulting from operations		$ 1,571,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,194	$ 35,383
Net realized gain (loss)	493,566	(37,431)
Change in net unrealized appreciation (depreciation)	999,385	271,789
Net increase (decrease) in net assets resulting from operations	1,571,145	269,741
Distributions to shareholders from net investment income	(85,342)	(15,666)
Distributions to shareholders from net realized gain	(230,904)	(480,841)
Total distributions	(316,246)	(496,507)
Share transactions - net increase (decrease)	1,527,111	656,032
Total increase (decrease) in net assets	2,782,010	429,266

Net Assets
Beginning of period	14,819,714	14,390,448
End of period (including undistributed net investment income of $3,237 and undistributed net investment income of $10,385, respectively)	$ 17,601,724	$ 14,819,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 47.38	$ 48.17	$ 37.63	$ 31.97	$ 39.06	$ 46.88
Income from Investment Operations
Net investment income (loss) D	.23	.10	(.03)	.04	.27	.35
Net realized and unrealized gain (loss)	4.53	.75	10.61	5.80	(6.36)	(2.89)
Total from investment operations	4.76	.85	10.58	5.84	(6.09)	(2.54)
Distributions from net investment income	(.23)	(.04)	(.00) H, I	(.18)	(.29)	(.33)
Distributions from net realized gain	(.68)	(1.60)	(.04) I	-	(.71)	(4.95)
Total distributions	(.91)	(1.64)	(.04)	(.18)	(1.00)	(5.28)
Net asset value, end of period	$ 51.23	$ 47.38	$ 48.17	$ 37.63	$ 31.97	$ 39.06
Total Return B, C	10.15%	2.27%	28.12%	18.29%	(15.85)%	(6.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.90%	.94%	.94%	.76%	.58%
Expenses net of fee waivers, if any	.77% A	.90%	.94%	.94%	.76%	.58%
Expenses net of all reductions	.75% A	.89%	.92%	.93%	.76%	.57%
Net investment income (loss)	.93% A	.21%	(.06)%	.10%	.93%	.81%
Supplemental Data
Net assets, end of period (in millions)	$ 11,682	$ 10,595	$ 12,024	$ 10,295	$ 9,691	$ 13,349
Portfolio turnover rate F	79% A	95%	132%	135%	134%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 48.21	$ 37.66	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.27	.17	.05	.11	.32	.10
Net realized and unrealized gain (loss)	4.53	.75	10.62	5.79	(6.33)	(2.84)
Total from investment operations	4.80	.92	10.67	5.90	(6.01)	(2.74)
Distributions from net investment income	(.30)	(.08)	(.05) J	(.25)	(.34)	-
Distributions from net realized gain	(.68)	(1.60)	(.07) J	-	(.71)	-
Total distributions	(.98)	(1.67) I	(.12)	(.25)	(1.05)	-
Net asset value, end of period	$ 51.28	$ 47.46	$ 48.21	$ 37.66	$ 32.01	$ 39.07
Total Return B, C	10.23%	2.43%	28.37%	18.48%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.74%	.77%	.75%	.53%	.41% A
Expenses net of fee waivers, if any	.63% A	.74%	.77%	.75%	.53%	.41% A
Expenses net of all reductions	.60% A	.73%	.76%	.74%	.52%	.41% A
Net investment income (loss)	1.08% A	.37%	.11%	.30%	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,860,076	$ 2,467,455	$ 1,454,854	$ 931,601	$ 590,673	$ 93
Portfolio turnover rate F	79% A	95%	132%	135%	134%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share. J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.51	$ 48.24	$ 37.69	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.28	.19	.07	.13	- I
Net realized and unrealized gain (loss)	4.54	.76	10.61	5.80	2.82
Total from investment operations	4.82	.95	10.68	5.93	2.82
Distributions from net investment income	(.33)	(.08)	(.06) K	(.22)	-
Distributions from net realized gain	(.68)	(1.60)	(.08) K	-	-
Total distributions	(1.01)	(1.68)	(.13) J	(.22)	-
Net asset value, end of period	$ 51.32	$ 47.51	$ 48.24	$ 37.69	$ 31.98
Total Return B, C	10.25%	2.49%	28.41%	18.59%	9.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.69%	.72%	.70%	.51% A
Expenses net of fee waivers, if any	.58% A	.69%	.72%	.70%	.51% A
Expenses net of all reductions	.55% A	.68%	.71%	.68%	.51% A
Net investment income (loss)	1.13% A	.42%	.16%	.35%	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,059,840	$ 1,756,916	$ 911,556	$ 321,409	$ 261
Portfolio turnover rate F	79% A	95%	132%	135%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.076 per share. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,869,022
Gross unrealized depreciation	(211,495)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,657,527

Tax cost	$ 13,351,136

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
No expiration
Short-term	$ (7,155)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,546,033 and $6,248,230, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 10,821.20
Class K	661.05
	$ 11,482

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $140 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,561.42%		$ 4

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and securities valued at $1,605,000 in exchange for 32,348 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $17,402. Security lending

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,596, including $370 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,876 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Blue Chip Growth	$ 51,844	$ 10,644
Class K	16,348	2,860
Class F	17,150	2,162
Total	$ 85,342	$ 15,666
From net realized gain
Blue Chip Growth	$ 155,106	$ 397,250
Class K	36,829	51,295
Class F	38,969	32,296
Total	$ 230,904	$ 480,841

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Blue Chip Growth
Shares sold	28,001 A	42,825	$ 1,389,860 A	$ 1,970,082
Reinvestment of distributions	4,171	9,668	202,506	399,689
Shares redeemed	(27,772)	(78,498)	(1,376,422)	(3,530,347)
Net increase (decrease)	4,400	(26,005)	$ 215,944	$ (1,160,576)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class K
Shares sold	8,955	29,866	$ 444,553	$ 1,366,770
Reinvestment of distributions	1,092	1,309	53,177	54,155
Shares redeemed	(6,262)	(9,363)	(310,869)	(426,597)
Net increase (decrease)	3,785	21,812	$ 186,861	$ 994,328
Class F
Shares sold	22,805 A	19,170	$ 1,133,822 A	$ 873,960
Reinvestment of distributions	1,153	832	56,119	34,458
Shares redeemed	(1,318)	(1,918)	(65,635)	(86,138)
Net increase (decrease)	22,640	18,084	$ 1,124,306	$ 822,280

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record in the aggregate of approximately 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

BCF-K-USAN-0313
1.863115.104

Fidelity®

Blue Chip Growth

Fund -
Class F

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Blue Chip Growth	.77%
Actual		$ 1,000.00	$ 1,101.50	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.63%
Actual		$ 1,000.00	$ 1,102.30	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 3.21
Class F	.58%
Actual		$ 1,000.00	$ 1,102.50	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.9	10.4
Google, Inc. Class A	5.9	5.4
Amazon.com, Inc.	2.1	2.1
QUALCOMM, Inc.	2.0	2.1
Home Depot, Inc.	1.8	1.0
The Coca-Cola Co.	1.8	2.1
Procter & Gamble Co.	1.7	0.6
Gilead Sciences, Inc.	1.7	0.9
Philip Morris International, Inc.	1.5	1.6
MasterCard, Inc. Class A	1.5	1.3
	25.9
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.9	36.8
Consumer Discretionary	20.9	21.1
Consumer Staples	15.2	14.1
Industrials	10.9	8.5
Health Care	10.5	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 99.9%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	9.5%	** Foreign investments	9.7%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 0.1%
Lear Corp.	180,500	$ 8,845
Automobiles - 1.0%
Ford Motor Co.	2,635,600	34,131
General Motors Co. (a)	403,100	11,323
Tesla Motors, Inc. (a)(d)	3,481,664	130,597
		176,051
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc.	33,635	942
Kroton Educacional SA (a)	590,000	14,488
		15,430
Hotels, Restaurants & Leisure - 2.9%
Alsea SAB de CV	1,558,700	3,614
Chipotle Mexican Grill, Inc. (a)	65,200	20,017
Dunkin' Brands Group, Inc.	693,900	25,334
Hyatt Hotels Corp. Class A (a)	395,297	15,840
Jubilant Foodworks Ltd. (a)	288,917	6,511
Las Vegas Sands Corp.	1,875,300	103,610
McDonald's Corp.	337,130	32,125
Panera Bread Co. Class A (a)	492,500	78,706
Starbucks Corp.	3,598,800	201,965
Wyndham Worldwide Corp.	491,627	27,428
		515,150
Household Durables - 1.1%
D.R. Horton, Inc.	318,000	7,524
KB Home	386,200	7,365
SodaStream International Ltd. (a)	286,400	13,773
Toll Brothers, Inc. (a)	422,700	15,830
Whirlpool Corp.	1,249,778	144,199
		188,691
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	1,404,000	372,762
Netflix, Inc. (a)(d)	294,900	48,729
priceline.com, Inc. (a)	205,100	140,590
TripAdvisor, Inc. (a)	129,800	6,007
		568,088
Leisure Equipment & Products - 0.2%
Brunswick Corp.	788,900	28,527
Media - 2.0%
Comcast Corp. Class A	4,866,000	185,297
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A	2,196,200	$ 60,923
The Walt Disney Co.	908,900	48,972
Time Warner Cable, Inc.	174,500	15,590
Time Warner, Inc.	930,800	47,024
		357,806
Multiline Retail - 0.8%
J.C. Penney Co., Inc.	3,855,400	78,380
Macy's, Inc.	1,685,100	66,578
		144,958
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	2,144,700	107,235
AutoZone, Inc. (a)	33,300	12,311
CarMax, Inc. (a)	810,200	31,938
Five Below, Inc.	138,422	5,122
Foot Locker, Inc.	248,700	8,543
Home Depot, Inc.	4,811,700	321,999
Limited Brands, Inc.	2,105,800	101,121
Lowe's Companies, Inc.	3,706,500	141,551
Ross Stores, Inc.	1,331,200	79,473
Tile Shop Holdings, Inc. (a)	198,300	3,647
TJX Companies, Inc.	2,882,680	130,239
Urban Outfitters, Inc. (a)	1,966,700	84,155
		1,027,334
Textiles, Apparel & Luxury Goods - 3.2%
Arezzo Industria e Comercio SA	1,646,000	30,997
Fifth & Pacific Companies, Inc. (a)	236,600	3,573
Fossil, Inc. (a)	644,319	68,027
lululemon athletica, Inc. (a)	451,780	31,173
Michael Kors Holdings Ltd. (a)	2,601,937	146,047
NIKE, Inc. Class B	1,771,400	95,744
Prada SpA	2,174,900	19,546
PVH Corp.	813,900	96,748
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,257,700	23,896
Under Armour, Inc. Class A (sub. vtg.) (a)	866,600	44,084
		559,835
TOTAL CONSUMER DISCRETIONARY		3,590,715
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 15.2%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR	788,100	$ 69,826
Beam, Inc.	285,100	17,488
Constellation Brands, Inc. Class A (sub. vtg.) (a)	716,400	23,183
Heineken NV (Bearer)	122,600	8,621
Monster Beverage Corp. (a)	706,100	33,822
PepsiCo, Inc.	1,766,300	128,675
SABMiller PLC	181,900	9,088
The Coca-Cola Co.	8,343,600	310,716
		601,419
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	1,411,700	144,473
CVS Caremark Corp.	3,018,600	154,552
Wal-Mart Stores, Inc.	1,289,600	90,208
Walgreen Co.	2,466,900	98,577
Whole Foods Market, Inc.	943,800	90,841
		578,651
Food Products - 3.5%
Associated British Foods PLC	592,900	16,447
Bunge Ltd.	412,100	32,828
ConAgra Foods, Inc.	1,012,900	33,112
Danone SA	658,200	45,615
Green Mountain Coffee Roasters, Inc. (a)(d)	5,106,564	232,502
Hain Celestial Group, Inc. (a)	160,300	9,135
Ingredion, Inc.	139,000	9,184
Kellogg Co.	926,400	54,194
Mead Johnson Nutrition Co. Class A	669,300	50,867
Mondelez International, Inc.	574,700	15,971
The Hershey Co.	993,500	78,934
The J.M. Smucker Co.	253,900	22,503
Unilever NV (NY Reg.)	531,700	21,523
		622,815
Household Products - 2.0%
Colgate-Palmolive Co.	316,200	33,950
Procter & Gamble Co.	3,920,100	294,635
Reckitt Benckiser Group PLC	387,351	25,815
		354,400
Personal Products - 0.4%
Herbalife Ltd.	1,918,991	69,698
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 2.6%
Altria Group, Inc.	2,069,500	$ 69,701
British American Tobacco PLC (United Kingdom)	146,800	7,629
Lorillard, Inc.	2,868,900	112,088
Philip Morris International, Inc.	2,939,800	259,173
		448,591
TOTAL CONSUMER STAPLES		2,675,574
ENERGY - 4.1%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	402,500	25,482
Ensco PLC Class A	591,100	37,576
Halliburton Co.	1,490,800	60,646
Schlumberger Ltd.	1,443,500	112,665
		236,369
Oil, Gas & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	396,500	3,513
Anadarko Petroleum Corp.	1,352,600	108,235
Canadian Natural Resources Ltd.	576,000	17,394
Cobalt International Energy, Inc. (a)	654,900	15,855
Concho Resources, Inc. (a)	296,400	27,038
Continental Resources, Inc. (a)	304,500	25,310
EOG Resources, Inc.	486,700	60,828
Hess Corp.	638,100	42,855
Marathon Petroleum Corp.	302,200	22,426
Murphy Oil Corp.	356,200	21,201
Occidental Petroleum Corp.	235,800	20,814
Peabody Energy Corp.	873,300	21,963
Phillips 66	155,800	9,437
Pioneer Natural Resources Co.	578,400	67,985
Rosetta Resources, Inc. (a)	69,700	3,695
Western Gas Equity Partners LP	594,900	20,084
		488,633
TOTAL ENERGY		725,002
FINANCIALS - 3.8%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	79,100	5,246
Apollo Global Management LLC Class A	591,100	13,164
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	83,200	$ 19,658
E*TRADE Financial Corp. (a)	533,500	5,660
KKR & Co. LP	1,117,800	18,868
Morgan Stanley	3,838,012	87,699
Och-Ziff Capital Management Group LLC Class A	373,000	3,693
The Blackstone Group LP	843,700	15,608
UBS AG (NY Shares)	887,300	15,412
Walter Investment Management Corp. (a)	259,100	11,610
		196,618
Commercial Banks - 0.1%
Axis Bank Ltd.	470,931	13,305
ICICI Bank Ltd.	588,272	13,116
		26,421
Diversified Financial Services - 1.9%
Bank of America Corp.	2,932,300	33,194
Citigroup, Inc.	4,422,720	186,462
CME Group, Inc.	165,100	9,549
JPMorgan Chase & Co.	2,182,900	102,705
		331,910
Insurance - 0.3%
American Financial Group, Inc.	77,000	3,277
American International Group, Inc. (a)	255,000	9,647
Berkshire Hathaway, Inc. Class B (a)	248,300	24,068
Hartford Financial Services Group, Inc.	587,800	14,577
		51,569
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.	400,200	12,054
Real Estate Management & Development - 0.2%
Parsvnath Developers Ltd. (a)(e)	21,771,340	16,755
Realogy Holdings Corp.	450,000	20,147
		36,902
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd. (a)	204,856	3,024
Nationstar Mortgage Holdings, Inc. (d)	285,200	10,293
Ocwen Financial Corp. (a)	99,600	3,881
		17,198
TOTAL FINANCIALS		672,672
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.5%
Biotechnology - 6.2%
Alexion Pharmaceuticals, Inc. (a)	665,000	$ 62,503
Alkermes PLC (a)	917,100	21,139
Alnylam Pharmaceuticals, Inc. (a)	547,163	13,203
Amgen, Inc.	2,286,700	195,421
ARIAD Pharmaceuticals, Inc. (a)	1,869,700	37,170
Biogen Idec, Inc. (a)	1,058,200	165,164
BioMarin Pharmaceutical, Inc. (a)	288,700	15,847
Celgene Corp. (a)	428,200	42,375
Clovis Oncology, Inc. (a)	195,300	3,855
CSL Ltd.	66,241	3,795
Exelixis, Inc. (a)	3,668,800	17,097
Gilead Sciences, Inc. (a)	7,354,200	290,123
Grifols SA (a)	330,400	11,238
Grifols SA:
ADR	292,845	7,793
Class B (a)	16,520	438
Infinity Pharmaceuticals, Inc. (a)	431,000	14,848
InterMune, Inc. (a)(d)	2,356,200	23,209
Ironwood Pharmaceuticals, Inc. Class A (a)	473,000	6,064
Medivation, Inc. (a)	299,000	16,254
Merrimack Pharmaceuticals, Inc.	2,407,858	14,616
Onyx Pharmaceuticals, Inc. (a)	378,300	29,326
Regeneron Pharmaceuticals, Inc. (a)	349,800	60,844
Seattle Genetics, Inc. (a)	179,200	5,277
Spectrum Pharmaceuticals, Inc. (d)	1,675,200	21,124
Synageva BioPharma Corp. (a)	180,700	8,359
ZIOPHARM Oncology, Inc. (a)	1,626,700	6,458
		1,093,540
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	390,100	13,217
Alere, Inc. (a)	577,400	12,276
Baxter International, Inc.	403,900	27,401
Boston Scientific Corp. (a)	2,569,100	19,191
Edwards Lifesciences Corp. (a)	157,700	14,182
Insulet Corp. (a)	310,600	7,166
Intuitive Surgical, Inc. (a)	16,900	9,707
The Cooper Companies, Inc.	865,272	87,695
		190,835
Health Care Providers & Services - 0.2%
Air Methods Corp.	100,000	4,372
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Apollo Hospitals Enterprise Ltd.	936,371	$ 14,210
Catamaran Corp. (a)	226,100	11,732
Qualicorp SA (a)	1,151,000	11,907
		42,221
Health Care Technology - 0.2%
athenahealth, Inc. (a)(d)	154,575	13,366
Cerner Corp. (a)	168,400	13,901
		27,267
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	282,400	12,646
Pharmaceuticals - 2.7%
AbbVie, Inc.	390,100	14,313
Actavis, Inc. (a)	168,500	14,557
Allergan, Inc.	363,800	38,203
AVANIR Pharmaceuticals Class A (a)	2,885,556	8,426
Hospira, Inc. (a)	304,100	10,376
Johnson & Johnson	1,963,040	145,108
Merck & Co., Inc.	784,000	33,908
Novo Nordisk A/S Series B sponsored ADR	38,700	7,134
Pfizer, Inc.	3,393,700	92,580
Questcor Pharmaceuticals, Inc. (d)	611,352	15,577
Sanofi SA sponsored ADR	160,900	7,833
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,378,900	91,438
Zoetis, Inc. Class A	150,800	3,921
		483,374
TOTAL HEALTH CARE		1,849,883
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	814,900	55,609
Precision Castparts Corp.	624,800	114,588
The Boeing Co.	276,000	20,388
United Technologies Corp.	2,712,700	237,551
		428,136
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	131,500	8,699
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	472,400	$ 47,925
United Parcel Service, Inc. Class B	1,131,300	89,701
		146,325
Airlines - 0.2%
US Airways Group, Inc. (a)	2,887,100	41,228
Building Products - 0.7%
Armstrong World Industries, Inc.	1,119,400	61,556
Masco Corp.	3,298,300	60,656
		122,212
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc. (a)	2,095,491	2,829
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	823,800	23,865
Electrical Equipment - 0.5%
Eaton Corp. PLC	1,295,800	73,796
Hubbell, Inc. Class B	40,000	3,642
SolarCity Corp. (d)	700,000	10,234
		87,672
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	113,700	7,294
Danaher Corp.	2,729,200	163,561
General Electric Co.	1,893,200	42,180
		213,035
Machinery - 3.0%
Briggs & Stratton Corp.	1,173,100	27,838
Caterpillar, Inc.	1,064,000	104,687
Cummins, Inc.	1,450,700	166,584
Harsco Corp.	151,500	3,862
Illinois Tool Works, Inc.	1,341,216	84,269
Ingersoll-Rand PLC	1,271,400	65,337
Manitowoc Co., Inc.	1,227,900	21,611
PACCAR, Inc.	487,700	22,951
SPX Corp.	302,300	22,561
		519,700
Professional Services - 0.5%
Equifax, Inc.	626,800	36,793
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	745,377	$ 38,387
Verisk Analytics, Inc. (a)	61,900	3,414
		78,594
Road & Rail - 1.2%
Canadian Pacific	569,200	65,714
Con-way, Inc.	384,300	12,059
J.B. Hunt Transport Services, Inc.	56,400	3,794
Ryder System, Inc.	228,000	12,946
Union Pacific Corp.	853,000	112,135
		206,648
Trading Companies & Distributors - 0.2%
Mills Estruturas e Servicos de Engenharia SA	827,400	13,919
United Rentals, Inc. (a)	71,200	3,604
WESCO International, Inc. (a)	305,300	22,266
		39,789
TOTAL INDUSTRIALS		1,910,033
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 2.8%
Alcatel-Lucent SA (a)(d)	12,103,095	20,225
Alcatel-Lucent SA sponsored ADR (a)(d)	6,075,605	10,086
Cisco Systems, Inc.	1,316,200	27,074
Finisar Corp. (a)	489,300	7,584
Juniper Networks, Inc. (a)	2,865,600	64,132
Motorola Solutions, Inc.	94,500	5,518
QUALCOMM, Inc.	5,409,100	357,163
		491,782
Computers & Peripherals - 7.0%
3D Systems Corp. (a)(d)	148,500	8,591
Apple, Inc.	2,281,600	1,038,832
Dell, Inc.	2,047,200	27,105
EMC Corp. (a)	2,624,100	64,579
Fusion-io, Inc. (a)	850,106	14,860
Hewlett-Packard Co.	1,165,300	19,239
NetApp, Inc. (a)	194,500	7,002
SanDisk Corp. (a)	794,600	39,722
Stratasys Ltd. (a)	93,000	7,299
		1,227,229
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 8.7%
Cornerstone OnDemand, Inc. (a)	149,200	$ 4,876
Dropbox, Inc. (f)	1,003,814	9,084
eBay, Inc. (a)	3,425,200	191,571
Facebook, Inc. Class A	4,101,667	127,029
Google, Inc. Class A (a)	1,366,567	1,032,701
LinkedIn Corp. (a)	330,500	40,913
Qihoo 360 Technology Co. Ltd. ADR (a)	258,000	7,887
SINA Corp. (a)	199,492	10,958
Tencent Holdings Ltd.	1,171,500	40,997
Yahoo!, Inc. (a)	2,406,000	47,230
Yelp, Inc. (d)	525,200	11,155
		1,524,401
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	1,759,900	137,589
IBM Corp.	39,900	8,102
MasterCard, Inc. Class A	497,800	258,060
Visa, Inc. Class A	1,475,300	232,965
		636,716
Semiconductors & Semiconductor Equipment - 4.7%
Altera Corp.	3,552,800	118,735
Atmel Corp. (a)	2,588,400	17,342
Avago Technologies Ltd.	1,903,500	68,088
Broadcom Corp. Class A	6,125,300	198,766
Cavium, Inc. (a)	325,700	10,891
Cree, Inc. (a)	581,000	25,070
Freescale Semiconductor Holdings I Ltd. (a)(d)	4,338,910	62,697
Intersil Corp. Class A	3,319,364	28,712
Mellanox Technologies Ltd. (a)	369,900	19,686
Micron Technology, Inc. (a)	2,089,200	15,794
Monolithic Power Systems, Inc.	1,036,860	24,159
NXP Semiconductors NV (a)	5,584,335	167,474
PMC-Sierra, Inc. (a)	2,524,300	14,590
Samsung Electronics Co. Ltd.	28,313	37,681
STMicroelectronics NV	1,024,500	8,857
STMicroelectronics NV (NY Shares) unit (d)	1,817,000	15,681
		834,223
Software - 5.1%
Activision Blizzard, Inc.	4,771,500	54,347
Allot Communications Ltd. (a)	200,000	2,758
Check Point Software Technologies Ltd. (a)	243,400	12,170
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	746,800	$ 54,636
Electronic Arts, Inc. (a)	4,830,200	75,979
Guidewire Software, Inc.	248,300	8,224
Microsoft Corp.	5,246,689	144,127
Oracle Corp.	3,052,000	108,377
QLIK Technologies, Inc. (a)	767,063	17,036
Qualys, Inc.	585,400	7,669
Red Hat, Inc. (a)	1,115,700	61,988
salesforce.com, Inc. (a)	1,340,065	230,665
ServiceNow, Inc. (d)	522,500	14,484
Splunk, Inc.	196,000	6,460
Take-Two Interactive Software, Inc. (a)	1,728,900	21,041
Ubisoft Entertainment SA (a)	881,104	8,506
VMware, Inc. Class A (a)	681,500	52,121
Workday, Inc.	222,900	11,907
Zynga, Inc. (a)	1,073,100	2,908
		895,403
TOTAL INFORMATION TECHNOLOGY		5,609,754
MATERIALS - 2.5%
Chemicals - 2.2%
Airgas, Inc.	37,000	3,524
Albemarle Corp.	215,600	13,218
Ashland, Inc.	505,900	39,718
Axiall Corp. (d)	421,300	23,669
Eastman Chemical Co.	616,500	43,864
LyondellBasell Industries NV Class A	757,900	48,066
Mexichem SAB de CV	3,322,800	18,795
Monsanto Co.	1,754,600	177,829
The Dow Chemical Co.	403,800	13,002
Westlake Chemical Corp.	139,000	12,769
		394,454
Construction Materials - 0.2%
Eagle Materials, Inc.	103,200	6,684
Vulcan Materials Co.	393,700	22,268
		28,952
Metals & Mining - 0.1%
Vale SA sponsored ADR	842,500	16,993
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co.	186,000	$ 7,704
TOTAL MATERIALS		448,103
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Sempra Energy	122,700	9,209
TOTAL COMMON STOCKS (Cost $12,819,917)		17,490,945
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	399,200	98,731
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $45,989)		98,731
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.16% (b)	56,139,834	56,140
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	362,846,828	362,847
TOTAL MONEY MARKET FUNDS (Cost $418,987)		418,987
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $13,284,893)		18,008,663
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(406,939)
NET ASSETS - 100%		$ 17,601,724
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,084,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 9,084
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	4,596
Total	$ 4,627
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 15,302	$ -	$ -	$ -	$ 16,755
Total	$ 15,302	$ -	$ -	$ -	$ 16,755
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,689,446	$ 3,689,446	$ -	$ -
Consumer Staples	2,675,574	2,667,945	7,629	-
Energy	725,002	725,002	-	-
Financials	672,672	659,556	13,116	-
Health Care	1,849,883	1,849,883	-	-
Industrials	1,910,033	1,907,204	2,829	-
Information Technology	5,609,754	5,571,588	29,082	9,084
Materials	448,103	448,103	-	-
Utilities	9,209	9,209	-	-
Money Market Funds	418,987	418,987	-	-
Total Investments in Securities:	$ 18,008,663	$ 17,946,923	$ 52,656	$ 9,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $357,634) - See accompanying schedule: Unaffiliated issuers (cost $12,835,055)	$ 17,572,921
Fidelity Central Funds (cost $418,987)	418,987
Other affiliated issuers (cost $30,851)	16,755
Total Investments (cost $13,284,893)		$ 18,008,663
Receivable for investments sold		138,541
Receivable for fund shares sold		14,457
Dividends receivable		7,023
Distributions receivable from Fidelity Central Funds		926
Prepaid expenses		36
Other receivables		1,696
Total assets		18,171,342

Liabilities
Payable to custodian bank	$ 10,901
Payable for investments purchased	161,492
Payable for fund shares redeemed	23,462
Accrued management fee	8,180
Other affiliated payables	2,104
Other payables and accrued expenses	632
Collateral on securities loaned, at value	362,847
Total liabilities		569,618

Net Assets		$ 17,601,724
Net Assets consist of:
Paid in capital		$ 12,695,247
Undistributed net investment income		3,237
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		179,372
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,723,868
Net Assets		$ 17,601,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($11,681,808 ÷ 228,007 shares)	$ 51.23

Class K: Net Asset Value, offering price and redemption price per share ($2,860,076 ÷ 55,776 shares)	$ 51.28

Class F: Net Asset Value, offering price and redemption price per share ($3,059,840 ÷ 59,620 shares)	$ 51.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 128,876
Income from Fidelity Central Funds		4,627
Total income		133,503

Expenses
Management fee Basic fee	$ 44,197
Performance adjustment	256
Transfer agent fees	11,482
Accounting and security lending fees	785
Custodian fees and expenses	177
Independent trustees' compensation	52
Registration fees	71
Audit	58
Legal	43
Interest	4
Miscellaneous	60
Total expenses before reductions	57,185
Expense reductions	(1,876)	55,309
Net investment income (loss)		78,194
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	493,970
Foreign currency transactions	(404)
Total net realized gain (loss)		493,566
Change in net unrealized appreciation (depreciation) on: Investment securities	999,259
Assets and liabilities in foreign currencies	126
Total change in net unrealized appreciation (depreciation)		999,385
Net gain (loss)		1,492,951
Net increase (decrease) in net assets resulting from operations		$ 1,571,145

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,194	$ 35,383
Net realized gain (loss)	493,566	(37,431)
Change in net unrealized appreciation (depreciation)	999,385	271,789
Net increase (decrease) in net assets resulting from operations	1,571,145	269,741
Distributions to shareholders from net investment income	(85,342)	(15,666)
Distributions to shareholders from net realized gain	(230,904)	(480,841)
Total distributions	(316,246)	(496,507)
Share transactions - net increase (decrease)	1,527,111	656,032
Total increase (decrease) in net assets	2,782,010	429,266

Net Assets
Beginning of period	14,819,714	14,390,448
End of period (including undistributed net investment income of $3,237 and undistributed net investment income of $10,385, respectively)	$ 17,601,724	$ 14,819,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 47.38	$ 48.17	$ 37.63	$ 31.97	$ 39.06	$ 46.88
Income from Investment Operations
Net investment income (loss) D	.23	.10	(.03)	.04	.27	.35
Net realized and unrealized gain (loss)	4.53	.75	10.61	5.80	(6.36)	(2.89)
Total from investment operations	4.76	.85	10.58	5.84	(6.09)	(2.54)
Distributions from net investment income	(.23)	(.04)	(.00) H, I	(.18)	(.29)	(.33)
Distributions from net realized gain	(.68)	(1.60)	(.04) I	-	(.71)	(4.95)
Total distributions	(.91)	(1.64)	(.04)	(.18)	(1.00)	(5.28)
Net asset value, end of period	$ 51.23	$ 47.38	$ 48.17	$ 37.63	$ 31.97	$ 39.06
Total Return B, C	10.15%	2.27%	28.12%	18.29%	(15.85)%	(6.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.90%	.94%	.94%	.76%	.58%
Expenses net of fee waivers, if any	.77% A	.90%	.94%	.94%	.76%	.58%
Expenses net of all reductions	.75% A	.89%	.92%	.93%	.76%	.57%
Net investment income (loss)	.93% A	.21%	(.06)%	.10%	.93%	.81%
Supplemental Data
Net assets, end of period (in millions)	$ 11,682	$ 10,595	$ 12,024	$ 10,295	$ 9,691	$ 13,349
Portfolio turnover rate F	79% A	95%	132%	135%	134%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 48.21	$ 37.66	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.27	.17	.05	.11	.32	.10
Net realized and unrealized gain (loss)	4.53	.75	10.62	5.79	(6.33)	(2.84)
Total from investment operations	4.80	.92	10.67	5.90	(6.01)	(2.74)
Distributions from net investment income	(.30)	(.08)	(.05) J	(.25)	(.34)	-
Distributions from net realized gain	(.68)	(1.60)	(.07) J	-	(.71)	-
Total distributions	(.98)	(1.67) I	(.12)	(.25)	(1.05)	-
Net asset value, end of period	$ 51.28	$ 47.46	$ 48.21	$ 37.66	$ 32.01	$ 39.07
Total Return B, C	10.23%	2.43%	28.37%	18.48%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.74%	.77%	.75%	.53%	.41% A
Expenses net of fee waivers, if any	.63% A	.74%	.77%	.75%	.53%	.41% A
Expenses net of all reductions	.60% A	.73%	.76%	.74%	.52%	.41% A
Net investment income (loss)	1.08% A	.37%	.11%	.30%	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,860,076	$ 2,467,455	$ 1,454,854	$ 931,601	$ 590,673	$ 93
Portfolio turnover rate F	79% A	95%	132%	135%	134%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share. J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.51	$ 48.24	$ 37.69	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.28	.19	.07	.13	- I
Net realized and unrealized gain (loss)	4.54	.76	10.61	5.80	2.82
Total from investment operations	4.82	.95	10.68	5.93	2.82
Distributions from net investment income	(.33)	(.08)	(.06) K	(.22)	-
Distributions from net realized gain	(.68)	(1.60)	(.08) K	-	-
Total distributions	(1.01)	(1.68)	(.13) J	(.22)	-
Net asset value, end of period	$ 51.32	$ 47.51	$ 48.24	$ 37.69	$ 31.98
Total Return B, C	10.25%	2.49%	28.41%	18.59%	9.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.69%	.72%	.70%	.51% A
Expenses net of fee waivers, if any	.58% A	.69%	.72%	.70%	.51% A
Expenses net of all reductions	.55% A	.68%	.71%	.68%	.51% A
Net investment income (loss)	1.13% A	.42%	.16%	.35%	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,059,840	$ 1,756,916	$ 911,556	$ 321,409	$ 261
Portfolio turnover rate F	79% A	95%	132%	135%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.076 per share. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,869,022
Gross unrealized depreciation	(211,495)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,657,527

Tax cost	$ 13,351,136

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
No expiration
Short-term	$ (7,155)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,546,033 and $6,248,230, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 10,821.20
Class K	661.05
	$ 11,482

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $140 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,561.42%		$ 4

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and securities valued at $1,605,000 in exchange for 32,348 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $17,402. Security lending

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,596, including $370 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,876 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Blue Chip Growth	$ 51,844	$ 10,644
Class K	16,348	2,860
Class F	17,150	2,162
Total	$ 85,342	$ 15,666
From net realized gain
Blue Chip Growth	$ 155,106	$ 397,250
Class K	36,829	51,295
Class F	38,969	32,296
Total	$ 230,904	$ 480,841

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Blue Chip Growth
Shares sold	28,001 A	42,825	$ 1,389,860 A	$ 1,970,082
Reinvestment of distributions	4,171	9,668	202,506	399,689
Shares redeemed	(27,772)	(78,498)	(1,376,422)	(3,530,347)
Net increase (decrease)	4,400	(26,005)	$ 215,944	$ (1,160,576)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class K
Shares sold	8,955	29,866	$ 444,553	$ 1,366,770
Reinvestment of distributions	1,092	1,309	53,177	54,155
Shares redeemed	(6,262)	(9,363)	(310,869)	(426,597)
Net increase (decrease)	3,785	21,812	$ 186,861	$ 994,328
Class F
Shares sold	22,805 A	19,170	$ 1,133,822 A	$ 873,960
Reinvestment of distributions	1,153	832	56,119	34,458
Shares redeemed	(1,318)	(1,918)	(65,635)	(86,138)
Net increase (decrease)	22,640	18,084	$ 1,124,306	$ 822,280

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record in the aggregate of approximately 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

BCF-F-SANN-0313
1.891666.103

Fidelity®

Blue Chip Value

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past 6 months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Actual	.64%	$ 1,000.00	$ 1,158.10	$ 3.48
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.98	$ 3.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.4	4.0
Pfizer, Inc.	4.3	4.4
Merck & Co., Inc.	4.3	3.5
Citigroup, Inc.	3.5	2.7
Chevron Corp.	3.0	3.3
Exxon Mobil Corp.	2.8	4.3
Anadarko Petroleum Corp.	2.6	2.4
Aozora Bank Ltd.	2.6	2.6
Textron, Inc.	2.3	1.9
Procter & Gamble Co.	2.3	1.2
	32.1
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	24.3
Energy	14.3	15.7
Health Care	11.9	15.2
Information Technology	10.7	9.8
Industrials	7.8	6.9
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 95.6%		Stocks 96.6%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.4%
* Foreign investments	6.9%	** Foreign investments	9.3%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Diversified Consumer Services - 2.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	154,380	$ 3,121,564
DeVry, Inc. (d)	111,831	2,814,786
		5,936,350
Household Durables - 1.1%
Garmin Ltd. (d)	70,974	2,689,205
Media - 2.5%
DISH Network Corp. Class A	65,052	2,424,488
Washington Post Co. Class B (d)	10,575	4,078,566
		6,503,054
Multiline Retail - 1.0%
J.C. Penney Co., Inc. (d)	128,736	2,617,203
TOTAL CONSUMER DISCRETIONARY		17,745,812
CONSUMER STAPLES - 7.5%
Beverages - 0.2%
PepsiCo, Inc.	8,736	636,418
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	51,113	2,616,986
Wal-Mart Stores, Inc.	33,081	2,314,016
		4,931,002
Food Products - 3.1%
Kraft Foods Group, Inc.	73,975	3,419,125
Mondelez International, Inc.	162,631	4,519,515
		7,938,640
Household Products - 2.3%
Procter & Gamble Co.	77,508	5,825,501
TOTAL CONSUMER STAPLES		19,331,561
ENERGY - 14.3%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	57,859	3,663,053
Halliburton Co.	100,152	4,074,183
Weatherford International Ltd. (a)	70,640	943,044
		8,680,280
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	83,234	6,660,385
Apache Corp.	14,700	1,231,272
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	67,533	$ 7,776,425
Exxon Mobil Corp.	80,675	7,258,330
Occidental Petroleum Corp.	47,953	4,232,811
The Williams Companies, Inc.	19,400	679,970
		27,839,193
TOTAL ENERGY		36,519,473
FINANCIALS - 26.4%
Capital Markets - 4.5%
Bank of New York Mellon Corp.	63,000	1,711,080
E*TRADE Financial Corp. (a)	477,215	5,063,251
Goldman Sachs Group, Inc.	11,547	1,707,339
State Street Corp.	55,151	3,069,153
		11,550,823
Commercial Banks - 9.0%
Aozora Bank Ltd.	2,345,000	6,590,464
Comerica, Inc.	15,900	546,324
Fifth Third Bancorp	143,200	2,332,728
KeyCorp	556,759	5,233,535
PNC Financial Services Group, Inc.	7,803	482,225
U.S. Bancorp	45,897	1,519,191
Wells Fargo & Co.	132,798	4,625,354
Zions Bancorporation	70,837	1,651,919
		22,981,740
Consumer Finance - 1.4%
Capital One Financial Corp.	61,500	3,463,680
Diversified Financial Services - 6.2%
Bank of America Corp.	182,635	2,067,428
Citigroup, Inc.	211,937	8,935,264
JPMorgan Chase & Co.	99,216	4,668,113
		15,670,805
Insurance - 4.5%
Allstate Corp.	36,400	1,597,960
Assurant, Inc.	28,279	1,081,389
MetLife, Inc.	27,291	1,019,046
RenaissanceRe Holdings Ltd.	29,052	2,488,013
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	24,016	$ 1,928,725
XL Group PLC Class A	122,726	3,401,965
		11,517,098
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Co.	53,394	1,608,227
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	87,999	565,834
TOTAL FINANCIALS		67,358,207
HEALTH CARE - 11.9%
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.	21,842	822,351
Pharmaceuticals - 11.6%
Bristol-Myers Squibb Co.	34,191	1,235,663
Eli Lilly & Co.	18,363	985,909
Johnson & Johnson	56,028	4,141,590
Merck & Co., Inc.	252,508	10,920,971
Pfizer, Inc.	401,653	10,957,094
Sanofi SA sponsored ADR	25,221	1,227,758
Zoetis, Inc. Class A	2,700	70,200
		29,539,185
TOTAL HEALTH CARE		30,361,536
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.3%
Textron, Inc.	207,919	5,979,750
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. (a)	59,949	2,884,146
Industrial Conglomerates - 4.4%
General Electric Co.	501,531	11,174,111
TOTAL INDUSTRIALS		20,038,007
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	122,700	2,523,939
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.2%
Dell, Inc.	54,100	$ 716,284
Hewlett-Packard Co.	301,064	4,970,567
		5,686,851
Internet Software & Services - 1.9%
Yahoo!, Inc. (a)	244,086	4,791,408
Office Electronics - 1.1%
Xerox Corp.	345,075	2,764,051
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)(d)	145,214	377,556
Intel Corp.	31,015	652,556
Micron Technology, Inc. (a)	296,053	2,238,161
		3,268,273
Software - 3.2%
Comverse Technology, Inc.	806,121	3,514,688
Comverse, Inc.	93,732	2,706,980
Microsoft Corp.	30,158	828,440
Symantec Corp. (a)	54,190	1,179,716
		8,229,824
TOTAL INFORMATION TECHNOLOGY		27,264,346
MATERIALS - 4.2%
Chemicals - 1.0%
The Dow Chemical Co.	80,016	2,576,515
Metals & Mining - 2.4%
Freeport-McMoRan Copper & Gold, Inc.	32,645	1,150,736
Newmont Mining Corp.	114,400	4,914,624
		6,065,360
Paper & Forest Products - 0.8%
International Paper Co.	53,461	2,214,355
TOTAL MATERIALS		10,856,230
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	6,535	227,353
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.3%
Sprint Nextel Corp. (a)	1,034,130	$ 5,822,152
TOTAL TELECOMMUNICATION SERVICES		6,049,505
UTILITIES - 3.5%
Electric Utilities - 2.3%
Edison International	75,969	3,660,946
FirstEnergy Corp.	15,403	623,667
NextEra Energy, Inc.	21,017	1,514,275
		5,798,888
Multi-Utilities - 1.2%
Sempra Energy	40,800	3,062,040
TOTAL UTILITIES		8,860,928
TOTAL COMMON STOCKS (Cost $241,450,452)		244,385,605
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 0.16% (b)	10,123,891	10,123,891
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	9,234,064	9,234,064
TOTAL MONEY MARKET FUNDS (Cost $19,357,955)		19,357,955
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $260,808,407)		263,743,560
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(8,286,270)
NET ASSETS - 100%		$ 255,457,290
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,967
Fidelity Securities Lending Cash Central Fund	74,053
Total	$ 82,020
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 6,089,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,763,066) - See accompanying schedule: Unaffiliated issuers (cost $241,450,452)	$ 244,385,605
Fidelity Central Funds (cost $19,357,955)	19,357,955
Total Investments (cost $260,808,407)		$ 263,743,560
Receivable for investments sold		9,459,170
Receivable for fund shares sold		253,343
Dividends receivable		256,537
Distributions receivable from Fidelity Central Funds		23,239
Prepaid expenses		248
Other receivables		33,205
Total assets		273,769,302

Liabilities
Payable for investments purchased	$ 8,563,910
Payable for fund shares redeemed	355,370
Accrued management fee	59,571
Other affiliated payables	65,051
Other payables and accrued expenses	34,046
Collateral on securities loaned, at value	9,234,064
Total liabilities		18,312,012

Net Assets		$ 255,457,290
Net Assets consist of:
Paid in capital		$ 416,549,487
Distributions in excess of net investment income		(1,207,765)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(162,819,359)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,934,927
Net Assets, for 22,078,983 shares outstanding		$ 255,457,290
Net Asset Value, offering price and redemption price per share ($255,457,290 ÷ 22,078,983 shares)		$ 11.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,030,802
Interest		52
Income from Fidelity Central Funds		82,020
Total income		3,112,874

Expenses
Management fee Basic fee	$ 681,761
Performance adjustment	(348,590)
Transfer agent fees	349,492
Accounting and security lending fees	48,868
Custodian fees and expenses	13,328
Independent trustees' compensation	804
Registration fees	6,442
Audit	29,871
Legal	901
Miscellaneous	1,267
Total expenses before reductions	784,144
Expense reductions	(54,517)	729,627
Net investment income (loss)		2,383,247
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,994,318
Foreign currency transactions	5,508
Futures contracts	(39,149)
Total net realized gain (loss)		6,960,677
Change in net unrealized appreciation (depreciation) on: Investment securities	26,570,798
Assets and liabilities in foreign currencies	(224)
Total change in net unrealized appreciation (depreciation)		26,570,574
Net gain (loss)		33,531,251
Net increase (decrease) in net assets resulting from operations		$ 35,914,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,383,247	$ 5,880,195
Net realized gain (loss)	6,960,677	(30,053,867)
Change in net unrealized appreciation (depreciation)	26,570,574	4,531,869
Net increase (decrease) in net assets resulting from operations	35,914,498	(19,641,803)
Distributions to shareholders from net investment income	(6,479,162)	(6,210,896)
Share transactions Proceeds from sales of shares	16,661,048	50,616,788
Reinvestment of distributions	6,279,261	6,061,422
Cost of shares redeemed	(35,050,447)	(225,740,112)
Net increase (decrease) in net assets resulting from share transactions	(12,110,138)	(169,061,902)
Total increase (decrease) in net assets	17,325,198	(194,914,601)

Net Assets
Beginning of period	238,132,092	433,046,693
End of period (including distribution in excess of net investment income of $1,207,765 and undistributed net investment income of $2,888,150, respectively)	$ 255,457,290	$ 238,132,092
Other Information Shares
Sold	1,524,959	5,083,409
Issued in reinvestment of distributions	585,069	639,450
Redeemed	(3,232,363)	(22,414,922)
Net increase (decrease)	(1,122,335)	(16,692,063)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.86	$ 9.82	$ 8.95	$ 12.15	$ 15.46
Income from Investment Operations
Net investment income (loss) D	.11	.18	.14	.10	.16	.21
Net realized and unrealized gain (loss)	1.49	(.62)	1.04	.90	(3.17)	(2.68)
Total from investment operations	1.60	(.44)	1.18	1.00	(3.01)	(2.47)
Distributions from net investment income	(.29)	(.16)	(.14)	(.13)	(.18)	(.16)
Distributions from net realized gain	-	-	(.01)	-	(.01)	(.68)
Total distributions	(.29)	(.16)	(.14) H	(.13)	(.19)	(.84)
Net asset value, end of period	$ 11.57	$ 10.26	$ 10.86	$ 9.82	$ 8.95	$ 12.15
Total Return B, C	15.81%	(3.95)%	12.14%	11.20%	(24.89)%	(16.86)%
Ratios to Average Net Assets E, G
Expenses before reductions	.64% A	.77%	.75%	.87%	.77%	.92%
Expenses net of fee waivers, if any	.64% A	.77%	.75%	.87%	.77%	.92%
Expenses net of all reductions	.60% A	.76%	.74%	.86%	.77%	.91%
Net investment income (loss)	1.94% A	1.76%	1.31%	1.05%	1.87%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 255,457	$ 238,132	$ 433,047	$ 324,913	$ 332,765	$ 517,730
Portfolio turnover rate F	96% A	102%	141%	59%	69%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transaction, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,263,259
Gross unrealized depreciation	(24,700,969)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,437,710)

Tax cost	$ 267,181,270

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (76,906,749)
2018	(55,500,128)
Total with expiration	(132,406,877)
No expiration
Short-term	(15,176,947)
Long-term	(3,825,520)
Total no expiration	(19,002,467)
Total capital loss carryforward	$ (151,409,344)

The Fund intends to elect to defer to its fiscal year ending July 31, 2013, approximately $11,785,043 of capital losses recognized during the period November 1, 2011 to July 31, 2012.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of ($39,149) related to its investment in futures contracts. This amount is included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $112,566,298 and $129,153,043, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .27% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,696 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $298 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $500,148. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,053, including $10,114 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $54,514 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

BCV-USAN-0313
1.789732.110

Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Growth and Income	.69%
Actual		$ 1,000.00	$ 1,124.60	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Class K	.53%
Actual		$ 1,000.00	$ 1,124.90	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.6
Apple, Inc.	3.4	5.2
Chevron Corp.	3.1	3.5
Wells Fargo & Co.	3.0	3.6
General Electric Co.	2.8	2.5
Procter & Gamble Co.	2.3	2.1
Microsoft Corp.	2.0	1.9
Merck & Co., Inc.	1.9	2.0
Comcast Corp. Class A	1.8	2.1
Exxon Mobil Corp.	1.8	2.5
	25.9
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	16.8
Information Technology	15.9	17.5
Industrials	12.3	12.8
Health Care	12.0	11.6
Energy	11.9	12.4
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 98.5%		Stocks 98.4%
	Bonds 0.0%		Bonds 0.2%
	Convertible Securities 1.2%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	10.8%	** Foreign investments	11.8%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.5%
Gentex Corp.	884,902	$ 16,928
Johnson Controls, Inc.	481,080	14,957
		31,885
Automobiles - 0.2%
Ford Motor Co.	1,177,600	15,250
Distributors - 0.1%
Genuine Parts Co.	6,712	457
Li & Fung Ltd.	1,174,000	1,650
LKQ Corp. (a)	133,700	2,994
		5,101
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	604,646	57,617
Wyndham Worldwide Corp.	162,900	9,088
Wynn Resorts Ltd.	2,500	313
Yum! Brands, Inc.	294,088	19,098
		86,116
Media - 4.6%
Comcast Corp. Class A	2,899,000	110,394
McGraw-Hill Companies, Inc.	69,200	3,980
Scripps Networks Interactive, Inc. Class A	217,825	13,455
The Walt Disney Co.	303,368	16,345
Thomson Reuters Corp.	391,400	11,988
Time Warner, Inc.	1,818,082	91,850
Viacom, Inc. Class B (non-vtg.)	456,218	27,533
		275,545
Multiline Retail - 1.9%
Kohl's Corp.	229,536	10,625
Target Corp.	1,698,865	102,628
		113,253
Specialty Retail - 2.0%
Lowe's Companies, Inc.	2,726,995	104,144
Staples, Inc.	1,098,032	14,801
		118,945
TOTAL CONSUMER DISCRETIONARY		646,095
CONSUMER STAPLES - 11.6%
Beverages - 3.1%
Dr. Pepper Snapple Group, Inc.	639,670	28,830
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	236,582	$ 10,689
PepsiCo, Inc.	893,380	65,083
The Coca-Cola Co.	2,285,101	85,097
		189,699
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	606,104	31,033
Kroger Co.	411,021	11,385
Safeway, Inc.	771,196	14,846
Walgreen Co.	1,863,789	74,477
		131,741
Food Products - 1.1%
Bunge Ltd.	45,000	3,585
Danone SA	221,479	15,349
Kellogg Co.	695,461	40,684
Mead Johnson Nutrition Co. Class A	116,194	8,831
		68,449
Household Products - 3.3%
Kimberly-Clark Corp.	692,204	61,959
Procter & Gamble Co.	1,835,992	137,993
		199,952
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	654,959	68,050
Lorillard, Inc.	1,123,807	43,907
		111,957
TOTAL CONSUMER STAPLES		701,798
ENERGY - 11.7%
Energy Equipment & Services - 1.5%
Canadian Energy Services & Tech Credit	41,700	489
Core Laboratories NV (d)	55,256	7,053
Ensco PLC Class A	77,993	4,958
Exterran Partners LP	233,521	5,483
Halliburton Co.	1,096,004	44,585
Pason Systems, Inc.	48,400	825
Schlumberger Ltd.	359,719	28,076
		91,469
Oil, Gas & Consumable Fuels - 10.2%
Apache Corp.	170,871	14,312
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Pipeline Partners LP	333,824	$ 11,530
BG Group PLC	337,500	5,995
BP PLC sponsored ADR	656,784	29,240
Canadian Natural Resources Ltd.	840,900	25,394
Chevron Corp.	1,612,489	185,678
Exxon Mobil Corp.	1,197,194	107,712
Legacy Reserves LP	138,330	3,479
Markwest Energy Partners LP	412,635	22,786
Occidental Petroleum Corp.	676,703	59,733
Royal Dutch Shell PLC Class A (United Kingdom)	2,018,233	71,544
Southcross Energy Partners LP	76,500	1,799
Suncor Energy, Inc.	1,329,100	45,174
Tesoro Logistics LP	59,900	2,636
The Williams Companies, Inc.	693,380	24,303
		611,315
TOTAL ENERGY		702,784
FINANCIALS - 19.8%
Capital Markets - 4.9%
Apollo Investment Corp.	545,530	4,910
Ashmore Group PLC	2,016,200	11,419
BlackRock, Inc. Class A	86,336	20,399
Charles Schwab Corp.	4,007,697	66,247
KKR & Co. LP	1,931,863	32,610
Morgan Stanley	2,799,981	63,980
Northern Trust Corp.	548,251	28,218
State Street Corp.	463,948	25,819
TD Ameritrade Holding Corp.	624,523	12,110
The Blackstone Group LP	1,187,017	21,960
UBS AG	305,392	5,304
		292,976
Commercial Banks - 5.4%
City National Corp.	140,089	7,419
Comerica, Inc.	139,629	4,798
PNC Financial Services Group, Inc.	575,532	35,568
Standard Chartered PLC (United Kingdom)	641,858	17,077
SunTrust Banks, Inc.	835,337	23,699
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	1,727,312	$ 57,174
Wells Fargo & Co.	5,189,158	180,738
		326,473
Consumer Finance - 0.1%
SLM Corp.	350,118	5,913
Diversified Financial Services - 7.4%
Bank of America Corp.	2,684,106	30,384
Citigroup, Inc.	2,534,698	106,863
CME Group, Inc.	374,845	21,681
JPMorgan Chase & Co.	4,860,093	228,667
KKR Financial Holdings LLC	3,897,718	42,836
MSCI, Inc. Class A (a)	83,580	2,820
NYSE Euronext	233,350	8,067
The NASDAQ Stock Market, Inc.	94,700	2,682
		444,000
Insurance - 1.4%
AFLAC, Inc.	75,146	3,987
MetLife, Inc.	1,366,209	51,014
MetLife, Inc. unit	364,100	17,724
Prudential Financial, Inc.	207,268	11,997
		84,722
Real Estate Investment Trusts - 0.3%
MFA Financial, Inc.	486,977	4,378
Sun Communities, Inc.	392,785	16,870
		21,248
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (e)	254,400	5,088
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	175,288	487
Radian Group, Inc.	1,691,631	10,877
		11,364
TOTAL FINANCIALS		1,191,784
HEALTH CARE - 11.5%
Biotechnology - 0.8%
Amgen, Inc.	566,904	48,448
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	518,604	17,570
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	85,190	$ 5,779
ResMed, Inc.	62,282	2,728
St. Jude Medical, Inc.	234,847	9,558
Stryker Corp.	360,488	22,585
		58,220
Health Care Providers & Services - 2.7%
Aetna, Inc.	521,690	25,161
Cardinal Health, Inc.	270,669	11,858
Fresenius Medical Care AG & Co. KGaA	80,000	5,639
McKesson Corp.	528,664	55,631
Quest Diagnostics, Inc.	139,670	8,094
UnitedHealth Group, Inc.	233,700	12,903
WellPoint, Inc.	714,369	46,305
		165,591
Health Care Technology - 0.2%
Quality Systems, Inc.	516,315	9,418
Life Sciences Tools & Services - 0.0%
Lonza Group AG	44,627	2,628
Pharmaceuticals - 6.8%
AbbVie, Inc.	909,352	33,364
AstraZeneca PLC sponsored ADR	270,100	13,013
Cardiome Pharma Corp. (a)	935,300	450
Eli Lilly & Co.	334,402	17,954
GlaxoSmithKline PLC sponsored ADR	774,825	35,340
Johnson & Johnson	1,282,897	94,832
Merck & Co., Inc.	2,633,094	113,881
Novartis AG sponsored ADR	303,500	20,583
Pfizer, Inc.	1,956,016	53,360
Sanofi SA	163,292	15,919
Teva Pharmaceutical Industries Ltd. sponsored ADR	247,355	9,397
		408,093
TOTAL HEALTH CARE		692,398
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	203,435	13,882
Raytheon Co.	334,374	17,615
Rockwell Collins, Inc.	647,462	38,123
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	595,436	$ 43,985
United Technologies Corp.	555,300	48,628
		162,233
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	348,359	23,044
United Parcel Service, Inc. Class B	962,245	76,296
		99,340
Commercial Services & Supplies - 0.9%
Aggreko PLC	113,000	2,862
Interface, Inc.	648,199	10,877
Pitney Bowes, Inc. (d)	495,338	7,138
Republic Services, Inc.	1,010,376	32,221
Ritchie Brothers Auctioneers, Inc.	97,800	2,134
		55,232
Electrical Equipment - 0.6%
Emerson Electric Co.	241,348	13,817
Hubbell, Inc. Class B	257,093	23,408
		37,225
Industrial Conglomerates - 2.8%
General Electric Co.	7,665,176	170,780
Machinery - 1.7%
Cummins, Inc.	48,061	5,519
Douglas Dynamics, Inc.	932,328	12,288
Graco, Inc.	144,566	8,269
Illinois Tool Works, Inc.	120,986	7,602
Ingersoll-Rand PLC	528,663	27,168
ITT Corp.	136,297	3,500
Lincoln Electric Holdings, Inc.	11,588	625
Morgan Crucible Co. PLC	941,354	4,151
PACCAR, Inc.	12,884	606
Schindler Holding AG (participation certificate)	20,660	3,065
Stanley Black & Decker, Inc.	349,144	26,825
		99,618
Marine - 0.2%
Irish Continental Group PLC unit	107,193	2,885
Kuehne & Nagel International AG	64,487	7,575
		10,460
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.5%
Amadeus Fire AG	71,043	$ 4,052
Bureau Veritas SA	75,100	8,995
Dun & Bradstreet Corp.	20,800	1,696
Michael Page International PLC	1,636,163	10,567
Randstad Holding NV	60,900	2,525
Towers Watson & Co.	62,716	3,831
		31,666
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	262,630	17,667
Kansas City Southern	31,938	2,974
Norfolk Southern Corp.	225,875	15,556
		36,197
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	65,166	5,156
W.W. Grainger, Inc.	84,872	18,487
Watsco, Inc.	75,159	5,663
		29,306
TOTAL INDUSTRIALS		732,057
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	3,434,939	70,657
QUALCOMM, Inc.	492,404	32,513
		103,170
Computers & Peripherals - 3.7%
Apple, Inc.	453,662	206,557
Dell, Inc.	910,818	12,059
EMC Corp. (a)	316,824	7,797
		226,413
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	137,363	5,277
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	141,689	107,073
IT Services - 5.8%
Accenture PLC Class A	110,345	7,933
Cognizant Technology Solutions Corp. Class A (a)	367,604	28,739
Fidelity National Information Services, Inc.	870,637	32,309
IBM Corp.	128,050	26,003
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	114,750	$ 59,486
Paychex, Inc.	2,972,416	96,990
The Western Union Co.	2,396,451	34,101
Total System Services, Inc.	302,718	7,038
Visa, Inc. Class A	343,174	54,191
		346,790
Semiconductors & Semiconductor Equipment - 0.8%
Altera Corp.	257,352	8,601
Analog Devices, Inc.	366,065	15,975
Applied Materials, Inc.	1,721,628	22,226
		46,802
Software - 2.0%
Microsoft Corp.	4,343,429	119,314
TOTAL INFORMATION TECHNOLOGY		954,839
MATERIALS - 1.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	195,995	17,136
Airgas, Inc.	175,583	16,723
E.I. du Pont de Nemours & Co.	302,246	14,342
Sigma Aldrich Corp.	57,304	4,431
Syngenta AG (Switzerland)	63,206	27,181
The Scotts Miracle-Gro Co. Class A	66,500	2,907
		82,720
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	1,387,950	60,528
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	1,560,142	42,623
TOTAL TELECOMMUNICATION SERVICES		103,151
UTILITIES - 2.0%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	135,121	6,120
Duke Energy Corp.	181,572	12,481
EDF SA	153,600	2,950
Edison International	170,300	8,207
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	867,880	$ 35,140
ITC Holdings Corp.	81,200	6,577
NextEra Energy, Inc.	152,464	10,985
Northeast Utilities	57,374	2,337
PPL Corp.	290,153	8,789
		93,586
Multi-Utilities - 0.4%
National Grid PLC	54,854	601
PG&E Corp.	287,055	12,240
Sempra Energy	162,309	12,181
		25,022
TOTAL UTILITIES		118,608
TOTAL COMMON STOCKS (Cost $5,128,815)		5,926,234
Convertible Preferred Stocks - 1.1%

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd. 4.875%	52,200	5,637
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	85,000	4,023
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	160,907	32,770
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	110,600	6,298
MATERIALS - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA 6.00% (a)	465,500	12,042
Convertible Preferred Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	104,300	$ 5,715
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $71,669)		66,485
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $5,615)	$ 5,615	3,900
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	4,074,080	4,074
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	4,846,575	4,847
TOTAL MONEY MARKET FUNDS (Cost $8,921)		8,921
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,215,020)		6,005,540
NET OTHER ASSETS (LIABILITIES) - 0.2%		12,684
NET ASSETS - 100%		$ 6,018,224
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,088,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,088
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	183
Total	$ 198
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 646,095	$ 646,095	$ -	$ -
Consumer Staples	707,435	701,798	5,637	-
Energy	706,807	635,263	71,544	-
Financials	1,191,784	1,163,668	23,028	5,088
Health Care	725,168	703,610	21,558	-
Industrials	738,355	738,355	-	-
Information Technology	954,839	954,839	-	-
Materials	94,762	55,539	39,223	-
Telecommunication Services	103,151	103,151	-	-
Utilities	124,323	118,007	6,316	-
Corporate Bonds	3,900	-	3,900	-
Money Market Funds	8,921	8,921	-	-
Total Investments in Securities:	$ 6,005,540	$ 5,829,246	$ 171,206	$ 5,088
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.2%
United Kingdom	5.5%
Canada	1.4%
Switzerland	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,251) - See accompanying schedule: Unaffiliated issuers (cost $5,206,099)	$ 5,996,619
Fidelity Central Funds (cost $8,921)	8,921
Total Investments (cost $5,215,020)		$ 6,005,540
Foreign currency held at value (cost $1)		1
Receivable for investments sold		79,279
Receivable for fund shares sold		2,877
Dividends receivable		7,136
Interest receivable		103
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		13
Other receivables		925
Total assets		6,095,878

Liabilities
Payable for investments purchased	$ 57,272
Payable for fund shares redeemed	11,603
Accrued management fee	2,262
Other affiliated payables	974
Other payables and accrued expenses	696
Collateral on securities loaned, at value	4,847
Total liabilities		77,654

Net Assets		$ 6,018,224
Net Assets consist of:
Paid in capital		$ 9,759,080
Undistributed net investment income		3,469
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,534,887)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		790,562
Net Assets		$ 6,018,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Growth and Income: Net Asset Value, offering price and redemption price per share ($5,159,478 ÷ 230,770 shares)	$ 22.36

Class K: Net Asset Value, offering price and redemption price per share ($858,746 ÷ 38,434 shares)	$ 22.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 80,681
Interest		795
Income from Fidelity Central Funds		198
Total income		81,674

Expenses
Management fee	$ 13,274
Transfer agent fees	5,330
Accounting and security lending fees	561
Custodian fees and expenses	88
Independent trustees' compensation	21
Registration fees	66
Audit	46
Legal	24
Interest	1
Miscellaneous	22
Total expenses before reductions	19,433
Expense reductions	(548)	18,885
Net investment income (loss)		62,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	230,578
Foreign currency transactions	144
Total net realized gain (loss)		230,722
Change in net unrealized appreciation (depreciation) on: Investment securities	386,827
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		386,872
Net gain (loss)		617,594
Net increase (decrease) in net assets resulting from operations		$ 680,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,789	$ 102,946
Net realized gain (loss)	230,722	104,201
Change in net unrealized appreciation (depreciation)	386,872	318,127
Net increase (decrease) in net assets resulting from operations	680,383	525,274
Distributions to shareholders from net investment income	(64,752)	(98,353)
Distributions to shareholders from net realized gain	(7,383)	(2,799)
Total distributions	(72,135)	(101,152)
Share transactions - net increase (decrease)	(204,633)	(265,023)
Total increase (decrease) in net assets	403,615	159,099

Net Assets
Beginning of period	5,614,609	5,455,510
End of period (including undistributed net investment income of $3,469 and undistributed net investment income of $5,432, respectively)	$ 6,018,224	$ 5,614,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth and Income

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.13	$ 18.58	$ 15.75	$ 14.38	$ 21.88	$ 31.92
Income from Investment Operations
Net investment income (loss) D	.23	.36	.20	.10	.15	.35
Net realized and unrealized gain (loss)	2.26	1.55	2.82	1.37	(7.43)	(6.25)
Total from investment operations	2.49	1.91	3.02	1.47	(7.28)	(5.90)
Distributions from net investment income	(.24)	(.35)	(.19)	(.10)	(.19)	(.33)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.03)	(3.81)
Total distributions	(.26) H	(.36)	(.19)	(.10) I	(.22)	(4.14)
Net asset value, end of period	$ 22.36	$ 20.13	$ 18.58	$ 15.75	$ 14.38	$ 21.88
Total Return B,C	12.46%	10.45%	19.16%	10.25%	(33.32)%	(20.91)%
Ratios to Average Net Assets E,G
Expenses before reductions	.69% A	.71%	.72%	.75%	.78%	.68%
Expenses net of fee waivers, if any	.69% A	.71%	.72%	.75%	.78%	.68%
Expenses net of all reductions	.67% A	.71%	.71%	.74%	.78%	.67%
Net investment income (loss)	2.14% A	1.95%	1.09%	.63%	1.07%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$ 5,159	$ 4,863	$ 5,052	$ 5,417	$ 5,993	$ 12,552
Portfolio turnover rate F	51% A	62%	129%	98%	122%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.027 per share.

I Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.12	$ 18.57	$ 15.74	$ 14.38	$ 21.88	$ 25.34
Income from Investment Operations
Net investment income (loss) D	.24	.40	.23	.13	.16	.09
Net realized and unrealized gain (loss)	2.26	1.54	2.82	1.37	(7.40)	(3.45)
Total from investment operations	2.50	1.94	3.05	1.50	(7.24)	(3.36)
Distributions from net investment income	(.25)	(.38)	(.22)	(.13)	(.23)	(.10)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.03)	-
Total distributions	(.28)	(.39)	(.22)	(.14) I	(.26)	(.10)
Net asset value, end of period	$ 22.34	$ 20.12	$ 18.57	$ 15.74	$ 14.38	$ 21.88
Total Return B,C	12.49%	10.66%	19.40%	10.41%	(33.12)%	(13.22)%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.54%	.54%	.54%	.56%	.55% A
Expenses net of fee waivers, if any	.53% A	.54%	.54%	.54%	.56%	.55% A
Expenses net of all reductions	.52% A	.54%	.53%	.53%	.55%	.55% A
Net investment income (loss)	2.29% A	2.13%	1.27%	.84%	1.29%	1.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 859	$ 752	$ 403	$ 292	$ 349	$ 87
Portfolio turnover rate F	51% A	62%	129%	98%	122%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 861,677
Gross unrealized depreciation	(99,167)
Net unrealized appreciation (depreciation) on securities and other investments	$ 762,510

Tax cost	$ 5,243,030

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,560,027)
2018	(3,168,341)
Total capital loss carryforward	$ (4,728,368)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,466,595 and $1,626,917, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth and Income	$ 5,128.21
Class K	202.05
	$ 5,330

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,293.39%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $558. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium

Semiannual Report

7. Security Lending - continued

payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $183, including $10 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $548 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Growth & Income	$ 55,112	$ 87,366
Class K	9,640	10,987
Total	$ 64,752	$ 98,353
From net realized gain
Growth & Income	$ 6,338	$ 2,563
Class K	1,045	236
Total	$ 7,383	$ 2,799

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Growth & Income
Shares sold	10,730	21,066	$ 228,411	$ 402,515
Reinvestment of distributions	2,787	4,651	58,994	86,309
Shares redeemed	(24,270)	(56,062)	(513,931)	(1,053,524)
Net increase (decrease)	(10,753)	(30,345)	$ (226,526)	$ (564,700)
Class K
Shares sold	6,573	20,227	$ 138,560	$ 386,187
Reinvestment of distributions	505	596	10,684	11,223
Shares redeemed	(6,010)	(5,182)	(127,351)	(97,733)
Net increase (decrease)	1,068	15,641	$ 21,893	$ 299,677

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-8544

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

GAI-USAN-0313
1.789285.110

Fidelity®

Growth & Income

Portfolio -
Class K

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Growth and Income	.69%
Actual		$ 1,000.00	$ 1,124.60	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Class K	.53%
Actual		$ 1,000.00	$ 1,124.90	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.6
Apple, Inc.	3.4	5.2
Chevron Corp.	3.1	3.5
Wells Fargo & Co.	3.0	3.6
General Electric Co.	2.8	2.5
Procter & Gamble Co.	2.3	2.1
Microsoft Corp.	2.0	1.9
Merck & Co., Inc.	1.9	2.0
Comcast Corp. Class A	1.8	2.1
Exxon Mobil Corp.	1.8	2.5
	25.9
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	16.8
Information Technology	15.9	17.5
Industrials	12.3	12.8
Health Care	12.0	11.6
Energy	11.9	12.4
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 98.5%		Stocks 98.4%
	Bonds 0.0%		Bonds 0.2%
	Convertible Securities 1.2%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	10.8%	** Foreign investments	11.8%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.5%
Gentex Corp.	884,902	$ 16,928
Johnson Controls, Inc.	481,080	14,957
		31,885
Automobiles - 0.2%
Ford Motor Co.	1,177,600	15,250
Distributors - 0.1%
Genuine Parts Co.	6,712	457
Li & Fung Ltd.	1,174,000	1,650
LKQ Corp. (a)	133,700	2,994
		5,101
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	604,646	57,617
Wyndham Worldwide Corp.	162,900	9,088
Wynn Resorts Ltd.	2,500	313
Yum! Brands, Inc.	294,088	19,098
		86,116
Media - 4.6%
Comcast Corp. Class A	2,899,000	110,394
McGraw-Hill Companies, Inc.	69,200	3,980
Scripps Networks Interactive, Inc. Class A	217,825	13,455
The Walt Disney Co.	303,368	16,345
Thomson Reuters Corp.	391,400	11,988
Time Warner, Inc.	1,818,082	91,850
Viacom, Inc. Class B (non-vtg.)	456,218	27,533
		275,545
Multiline Retail - 1.9%
Kohl's Corp.	229,536	10,625
Target Corp.	1,698,865	102,628
		113,253
Specialty Retail - 2.0%
Lowe's Companies, Inc.	2,726,995	104,144
Staples, Inc.	1,098,032	14,801
		118,945
TOTAL CONSUMER DISCRETIONARY		646,095
CONSUMER STAPLES - 11.6%
Beverages - 3.1%
Dr. Pepper Snapple Group, Inc.	639,670	28,830
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	236,582	$ 10,689
PepsiCo, Inc.	893,380	65,083
The Coca-Cola Co.	2,285,101	85,097
		189,699
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	606,104	31,033
Kroger Co.	411,021	11,385
Safeway, Inc.	771,196	14,846
Walgreen Co.	1,863,789	74,477
		131,741
Food Products - 1.1%
Bunge Ltd.	45,000	3,585
Danone SA	221,479	15,349
Kellogg Co.	695,461	40,684
Mead Johnson Nutrition Co. Class A	116,194	8,831
		68,449
Household Products - 3.3%
Kimberly-Clark Corp.	692,204	61,959
Procter & Gamble Co.	1,835,992	137,993
		199,952
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	654,959	68,050
Lorillard, Inc.	1,123,807	43,907
		111,957
TOTAL CONSUMER STAPLES		701,798
ENERGY - 11.7%
Energy Equipment & Services - 1.5%
Canadian Energy Services & Tech Credit	41,700	489
Core Laboratories NV (d)	55,256	7,053
Ensco PLC Class A	77,993	4,958
Exterran Partners LP	233,521	5,483
Halliburton Co.	1,096,004	44,585
Pason Systems, Inc.	48,400	825
Schlumberger Ltd.	359,719	28,076
		91,469
Oil, Gas & Consumable Fuels - 10.2%
Apache Corp.	170,871	14,312
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Pipeline Partners LP	333,824	$ 11,530
BG Group PLC	337,500	5,995
BP PLC sponsored ADR	656,784	29,240
Canadian Natural Resources Ltd.	840,900	25,394
Chevron Corp.	1,612,489	185,678
Exxon Mobil Corp.	1,197,194	107,712
Legacy Reserves LP	138,330	3,479
Markwest Energy Partners LP	412,635	22,786
Occidental Petroleum Corp.	676,703	59,733
Royal Dutch Shell PLC Class A (United Kingdom)	2,018,233	71,544
Southcross Energy Partners LP	76,500	1,799
Suncor Energy, Inc.	1,329,100	45,174
Tesoro Logistics LP	59,900	2,636
The Williams Companies, Inc.	693,380	24,303
		611,315
TOTAL ENERGY		702,784
FINANCIALS - 19.8%
Capital Markets - 4.9%
Apollo Investment Corp.	545,530	4,910
Ashmore Group PLC	2,016,200	11,419
BlackRock, Inc. Class A	86,336	20,399
Charles Schwab Corp.	4,007,697	66,247
KKR & Co. LP	1,931,863	32,610
Morgan Stanley	2,799,981	63,980
Northern Trust Corp.	548,251	28,218
State Street Corp.	463,948	25,819
TD Ameritrade Holding Corp.	624,523	12,110
The Blackstone Group LP	1,187,017	21,960
UBS AG	305,392	5,304
		292,976
Commercial Banks - 5.4%
City National Corp.	140,089	7,419
Comerica, Inc.	139,629	4,798
PNC Financial Services Group, Inc.	575,532	35,568
Standard Chartered PLC (United Kingdom)	641,858	17,077
SunTrust Banks, Inc.	835,337	23,699
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	1,727,312	$ 57,174
Wells Fargo & Co.	5,189,158	180,738
		326,473
Consumer Finance - 0.1%
SLM Corp.	350,118	5,913
Diversified Financial Services - 7.4%
Bank of America Corp.	2,684,106	30,384
Citigroup, Inc.	2,534,698	106,863
CME Group, Inc.	374,845	21,681
JPMorgan Chase & Co.	4,860,093	228,667
KKR Financial Holdings LLC	3,897,718	42,836
MSCI, Inc. Class A (a)	83,580	2,820
NYSE Euronext	233,350	8,067
The NASDAQ Stock Market, Inc.	94,700	2,682
		444,000
Insurance - 1.4%
AFLAC, Inc.	75,146	3,987
MetLife, Inc.	1,366,209	51,014
MetLife, Inc. unit	364,100	17,724
Prudential Financial, Inc.	207,268	11,997
		84,722
Real Estate Investment Trusts - 0.3%
MFA Financial, Inc.	486,977	4,378
Sun Communities, Inc.	392,785	16,870
		21,248
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (e)	254,400	5,088
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	175,288	487
Radian Group, Inc.	1,691,631	10,877
		11,364
TOTAL FINANCIALS		1,191,784
HEALTH CARE - 11.5%
Biotechnology - 0.8%
Amgen, Inc.	566,904	48,448
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	518,604	17,570
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	85,190	$ 5,779
ResMed, Inc.	62,282	2,728
St. Jude Medical, Inc.	234,847	9,558
Stryker Corp.	360,488	22,585
		58,220
Health Care Providers & Services - 2.7%
Aetna, Inc.	521,690	25,161
Cardinal Health, Inc.	270,669	11,858
Fresenius Medical Care AG & Co. KGaA	80,000	5,639
McKesson Corp.	528,664	55,631
Quest Diagnostics, Inc.	139,670	8,094
UnitedHealth Group, Inc.	233,700	12,903
WellPoint, Inc.	714,369	46,305
		165,591
Health Care Technology - 0.2%
Quality Systems, Inc.	516,315	9,418
Life Sciences Tools & Services - 0.0%
Lonza Group AG	44,627	2,628
Pharmaceuticals - 6.8%
AbbVie, Inc.	909,352	33,364
AstraZeneca PLC sponsored ADR	270,100	13,013
Cardiome Pharma Corp. (a)	935,300	450
Eli Lilly & Co.	334,402	17,954
GlaxoSmithKline PLC sponsored ADR	774,825	35,340
Johnson & Johnson	1,282,897	94,832
Merck & Co., Inc.	2,633,094	113,881
Novartis AG sponsored ADR	303,500	20,583
Pfizer, Inc.	1,956,016	53,360
Sanofi SA	163,292	15,919
Teva Pharmaceutical Industries Ltd. sponsored ADR	247,355	9,397
		408,093
TOTAL HEALTH CARE		692,398
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	203,435	13,882
Raytheon Co.	334,374	17,615
Rockwell Collins, Inc.	647,462	38,123
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	595,436	$ 43,985
United Technologies Corp.	555,300	48,628
		162,233
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	348,359	23,044
United Parcel Service, Inc. Class B	962,245	76,296
		99,340
Commercial Services & Supplies - 0.9%
Aggreko PLC	113,000	2,862
Interface, Inc.	648,199	10,877
Pitney Bowes, Inc. (d)	495,338	7,138
Republic Services, Inc.	1,010,376	32,221
Ritchie Brothers Auctioneers, Inc.	97,800	2,134
		55,232
Electrical Equipment - 0.6%
Emerson Electric Co.	241,348	13,817
Hubbell, Inc. Class B	257,093	23,408
		37,225
Industrial Conglomerates - 2.8%
General Electric Co.	7,665,176	170,780
Machinery - 1.7%
Cummins, Inc.	48,061	5,519
Douglas Dynamics, Inc.	932,328	12,288
Graco, Inc.	144,566	8,269
Illinois Tool Works, Inc.	120,986	7,602
Ingersoll-Rand PLC	528,663	27,168
ITT Corp.	136,297	3,500
Lincoln Electric Holdings, Inc.	11,588	625
Morgan Crucible Co. PLC	941,354	4,151
PACCAR, Inc.	12,884	606
Schindler Holding AG (participation certificate)	20,660	3,065
Stanley Black & Decker, Inc.	349,144	26,825
		99,618
Marine - 0.2%
Irish Continental Group PLC unit	107,193	2,885
Kuehne & Nagel International AG	64,487	7,575
		10,460
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.5%
Amadeus Fire AG	71,043	$ 4,052
Bureau Veritas SA	75,100	8,995
Dun & Bradstreet Corp.	20,800	1,696
Michael Page International PLC	1,636,163	10,567
Randstad Holding NV	60,900	2,525
Towers Watson & Co.	62,716	3,831
		31,666
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	262,630	17,667
Kansas City Southern	31,938	2,974
Norfolk Southern Corp.	225,875	15,556
		36,197
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	65,166	5,156
W.W. Grainger, Inc.	84,872	18,487
Watsco, Inc.	75,159	5,663
		29,306
TOTAL INDUSTRIALS		732,057
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	3,434,939	70,657
QUALCOMM, Inc.	492,404	32,513
		103,170
Computers & Peripherals - 3.7%
Apple, Inc.	453,662	206,557
Dell, Inc.	910,818	12,059
EMC Corp. (a)	316,824	7,797
		226,413
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	137,363	5,277
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	141,689	107,073
IT Services - 5.8%
Accenture PLC Class A	110,345	7,933
Cognizant Technology Solutions Corp. Class A (a)	367,604	28,739
Fidelity National Information Services, Inc.	870,637	32,309
IBM Corp.	128,050	26,003
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	114,750	$ 59,486
Paychex, Inc.	2,972,416	96,990
The Western Union Co.	2,396,451	34,101
Total System Services, Inc.	302,718	7,038
Visa, Inc. Class A	343,174	54,191
		346,790
Semiconductors & Semiconductor Equipment - 0.8%
Altera Corp.	257,352	8,601
Analog Devices, Inc.	366,065	15,975
Applied Materials, Inc.	1,721,628	22,226
		46,802
Software - 2.0%
Microsoft Corp.	4,343,429	119,314
TOTAL INFORMATION TECHNOLOGY		954,839
MATERIALS - 1.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	195,995	17,136
Airgas, Inc.	175,583	16,723
E.I. du Pont de Nemours & Co.	302,246	14,342
Sigma Aldrich Corp.	57,304	4,431
Syngenta AG (Switzerland)	63,206	27,181
The Scotts Miracle-Gro Co. Class A	66,500	2,907
		82,720
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	1,387,950	60,528
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	1,560,142	42,623
TOTAL TELECOMMUNICATION SERVICES		103,151
UTILITIES - 2.0%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	135,121	6,120
Duke Energy Corp.	181,572	12,481
EDF SA	153,600	2,950
Edison International	170,300	8,207
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	867,880	$ 35,140
ITC Holdings Corp.	81,200	6,577
NextEra Energy, Inc.	152,464	10,985
Northeast Utilities	57,374	2,337
PPL Corp.	290,153	8,789
		93,586
Multi-Utilities - 0.4%
National Grid PLC	54,854	601
PG&E Corp.	287,055	12,240
Sempra Energy	162,309	12,181
		25,022
TOTAL UTILITIES		118,608
TOTAL COMMON STOCKS (Cost $5,128,815)		5,926,234
Convertible Preferred Stocks - 1.1%

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd. 4.875%	52,200	5,637
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	85,000	4,023
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	160,907	32,770
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	110,600	6,298
MATERIALS - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA 6.00% (a)	465,500	12,042
Convertible Preferred Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	104,300	$ 5,715
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $71,669)		66,485
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $5,615)	$ 5,615	3,900
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	4,074,080	4,074
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	4,846,575	4,847
TOTAL MONEY MARKET FUNDS (Cost $8,921)		8,921
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,215,020)		6,005,540
NET OTHER ASSETS (LIABILITIES) - 0.2%		12,684
NET ASSETS - 100%		$ 6,018,224
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,088,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,088
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	183
Total	$ 198
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 646,095	$ 646,095	$ -	$ -
Consumer Staples	707,435	701,798	5,637	-
Energy	706,807	635,263	71,544	-
Financials	1,191,784	1,163,668	23,028	5,088
Health Care	725,168	703,610	21,558	-
Industrials	738,355	738,355	-	-
Information Technology	954,839	954,839	-	-
Materials	94,762	55,539	39,223	-
Telecommunication Services	103,151	103,151	-	-
Utilities	124,323	118,007	6,316	-
Corporate Bonds	3,900	-	3,900	-
Money Market Funds	8,921	8,921	-	-
Total Investments in Securities:	$ 6,005,540	$ 5,829,246	$ 171,206	$ 5,088
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.2%
United Kingdom	5.5%
Canada	1.4%
Switzerland	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,251) - See accompanying schedule: Unaffiliated issuers (cost $5,206,099)	$ 5,996,619
Fidelity Central Funds (cost $8,921)	8,921
Total Investments (cost $5,215,020)		$ 6,005,540
Foreign currency held at value (cost $1)		1
Receivable for investments sold		79,279
Receivable for fund shares sold		2,877
Dividends receivable		7,136
Interest receivable		103
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		13
Other receivables		925
Total assets		6,095,878

Liabilities
Payable for investments purchased	$ 57,272
Payable for fund shares redeemed	11,603
Accrued management fee	2,262
Other affiliated payables	974
Other payables and accrued expenses	696
Collateral on securities loaned, at value	4,847
Total liabilities		77,654

Net Assets		$ 6,018,224
Net Assets consist of:
Paid in capital		$ 9,759,080
Undistributed net investment income		3,469
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,534,887)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		790,562
Net Assets		$ 6,018,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Growth and Income: Net Asset Value, offering price and redemption price per share ($5,159,478 ÷ 230,770 shares)	$ 22.36

Class K: Net Asset Value, offering price and redemption price per share ($858,746 ÷ 38,434 shares)	$ 22.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 80,681
Interest		795
Income from Fidelity Central Funds		198
Total income		81,674

Expenses
Management fee	$ 13,274
Transfer agent fees	5,330
Accounting and security lending fees	561
Custodian fees and expenses	88
Independent trustees' compensation	21
Registration fees	66
Audit	46
Legal	24
Interest	1
Miscellaneous	22
Total expenses before reductions	19,433
Expense reductions	(548)	18,885
Net investment income (loss)		62,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	230,578
Foreign currency transactions	144
Total net realized gain (loss)		230,722
Change in net unrealized appreciation (depreciation) on: Investment securities	386,827
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		386,872
Net gain (loss)		617,594
Net increase (decrease) in net assets resulting from operations		$ 680,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,789	$ 102,946
Net realized gain (loss)	230,722	104,201
Change in net unrealized appreciation (depreciation)	386,872	318,127
Net increase (decrease) in net assets resulting from operations	680,383	525,274
Distributions to shareholders from net investment income	(64,752)	(98,353)
Distributions to shareholders from net realized gain	(7,383)	(2,799)
Total distributions	(72,135)	(101,152)
Share transactions - net increase (decrease)	(204,633)	(265,023)
Total increase (decrease) in net assets	403,615	159,099

Net Assets
Beginning of period	5,614,609	5,455,510
End of period (including undistributed net investment income of $3,469 and undistributed net investment income of $5,432, respectively)	$ 6,018,224	$ 5,614,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth and Income

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.13	$ 18.58	$ 15.75	$ 14.38	$ 21.88	$ 31.92
Income from Investment Operations
Net investment income (loss) D	.23	.36	.20	.10	.15	.35
Net realized and unrealized gain (loss)	2.26	1.55	2.82	1.37	(7.43)	(6.25)
Total from investment operations	2.49	1.91	3.02	1.47	(7.28)	(5.90)
Distributions from net investment income	(.24)	(.35)	(.19)	(.10)	(.19)	(.33)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.03)	(3.81)
Total distributions	(.26) H	(.36)	(.19)	(.10) I	(.22)	(4.14)
Net asset value, end of period	$ 22.36	$ 20.13	$ 18.58	$ 15.75	$ 14.38	$ 21.88
Total Return B,C	12.46%	10.45%	19.16%	10.25%	(33.32)%	(20.91)%
Ratios to Average Net Assets E,G
Expenses before reductions	.69% A	.71%	.72%	.75%	.78%	.68%
Expenses net of fee waivers, if any	.69% A	.71%	.72%	.75%	.78%	.68%
Expenses net of all reductions	.67% A	.71%	.71%	.74%	.78%	.67%
Net investment income (loss)	2.14% A	1.95%	1.09%	.63%	1.07%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$ 5,159	$ 4,863	$ 5,052	$ 5,417	$ 5,993	$ 12,552
Portfolio turnover rate F	51% A	62%	129%	98%	122%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.027 per share.

I Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.12	$ 18.57	$ 15.74	$ 14.38	$ 21.88	$ 25.34
Income from Investment Operations
Net investment income (loss) D	.24	.40	.23	.13	.16	.09
Net realized and unrealized gain (loss)	2.26	1.54	2.82	1.37	(7.40)	(3.45)
Total from investment operations	2.50	1.94	3.05	1.50	(7.24)	(3.36)
Distributions from net investment income	(.25)	(.38)	(.22)	(.13)	(.23)	(.10)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.03)	-
Total distributions	(.28)	(.39)	(.22)	(.14) I	(.26)	(.10)
Net asset value, end of period	$ 22.34	$ 20.12	$ 18.57	$ 15.74	$ 14.38	$ 21.88
Total Return B,C	12.49%	10.66%	19.40%	10.41%	(33.12)%	(13.22)%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.54%	.54%	.54%	.56%	.55% A
Expenses net of fee waivers, if any	.53% A	.54%	.54%	.54%	.56%	.55% A
Expenses net of all reductions	.52% A	.54%	.53%	.53%	.55%	.55% A
Net investment income (loss)	2.29% A	2.13%	1.27%	.84%	1.29%	1.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 859	$ 752	$ 403	$ 292	$ 349	$ 87
Portfolio turnover rate F	51% A	62%	129%	98%	122%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 861,677
Gross unrealized depreciation	(99,167)
Net unrealized appreciation (depreciation) on securities and other investments	$ 762,510

Tax cost	$ 5,243,030

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,560,027)
2018	(3,168,341)
Total capital loss carryforward	$ (4,728,368)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,466,595 and $1,626,917, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth and Income	$ 5,128.21
Class K	202.05
	$ 5,330

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,293.39%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $558. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium

Semiannual Report

7. Security Lending - continued

payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $183, including $10 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $548 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Growth & Income	$ 55,112	$ 87,366
Class K	9,640	10,987
Total	$ 64,752	$ 98,353
From net realized gain
Growth & Income	$ 6,338	$ 2,563
Class K	1,045	236
Total	$ 7,383	$ 2,799

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Growth & Income
Shares sold	10,730	21,066	$ 228,411	$ 402,515
Reinvestment of distributions	2,787	4,651	58,994	86,309
Shares redeemed	(24,270)	(56,062)	(513,931)	(1,053,524)
Net increase (decrease)	(10,753)	(30,345)	$ (226,526)	$ (564,700)
Class K
Shares sold	6,573	20,227	$ 138,560	$ 386,187
Reinvestment of distributions	505	596	10,684	11,223
Shares redeemed	(6,010)	(5,182)	(127,351)	(97,733)
Net increase (decrease)	1,068	15,641	$ 21,893	$ 299,677

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

GAI-K-USAN-0313
1.863232.104

Fidelity®

Dividend Growth

Fund -

Class K

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Dividend Growth	.68%
Actual		$ 1,000.00	$ 1,130.10	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47
Class K	.52%
Actual		$ 1,000.00	$ 1,131.30	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	5.2
Wells Fargo & Co.	1.7	1.8
Berkshire Hathaway, Inc. Class B	1.6	1.6
Google, Inc. Class A	1.5	0.2
Johnson & Johnson	1.4	1.3
Citigroup, Inc.	1.3	0.5
The Coca-Cola Co.	1.2	1.5
Procter & Gamble Co.	1.2	1.1
Merck & Co., Inc.	1.1	1.2
Philip Morris International, Inc.	1.1	1.1
	15.2
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	20.9
Financials	14.1	13.0
Health Care	12.7	11.9
Industrials	12.6	11.6
Consumer Discretionary	12.3	11.7
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 98.6%		Stocks 97.3%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.7%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	18.8%	** Foreign investments	17.8%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.3%
Delphi Automotive PLC (a)	298,580	$ 11,543
Tenneco, Inc. (a)	309,026	10,804
		22,347
Automobiles - 0.2%
Harley-Davidson, Inc.	219,356	11,499
Tesla Motors, Inc. (a)	132,500	4,970
		16,469
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	39,900	1,537
Anhanguera Educacional Participacoes SA	698,500	13,592
DeVry, Inc.	319,028	8,030
Kroton Educacional SA (a)	344,900	8,469
Weight Watchers International, Inc. (e)	198,172	10,596
		42,224
Hotels, Restaurants & Leisure - 1.9%
Bloomin' Brands, Inc.	401,165	7,450
Bravo Brio Restaurant Group, Inc. (a)	493,378	7,351
Brinker International, Inc.	678,931	22,228
Club Mediterranee SA (a)	531,223	10,055
Denny's Corp. (a)	2,943,632	14,895
Hyatt Hotels Corp. Class A (a)	327,801	13,135
Icahn Enterprises LP rights	1,067,316	0
Las Vegas Sands Corp.	420,036	23,207
Penn National Gaming, Inc. (a)	21,700	1,056
Ruth's Hospitality Group, Inc. (a)	804,200	6,241
Spur Corp. Ltd.	1,579,113	4,766
Starbucks Corp.	105,099	5,898
Texas Roadhouse, Inc. Class A	621,764	10,937
Yum! Brands, Inc.	311,624	20,237
		147,456
Household Durables - 0.6%
KB Home	264,357	5,041
PulteGroup, Inc. (a)	616,307	12,782
Taylor Wimpey PLC	6,955,149	7,848
Whirlpool Corp.	188,031	21,695
		47,366
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	164,745	43,740
Liberty Media Corp. Interactive Series A (a)	677,279	14,399
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Ocado Group PLC (a)(e)	6,278,905	$ 10,536
priceline.com, Inc. (a)	13,030	8,932
		77,607
Leisure Equipment & Products - 0.3%
Amer Group PLC (A Shares)	268,761	4,284
Brunswick Corp.	344,623	12,462
Fenix Outdoor AB	7,246	207
Polaris Industries, Inc.	43,439	3,783
		20,736
Media - 2.0%
CBS Corp. Class B	159,409	6,651
Comcast Corp. Class A	1,651,478	62,888
McGraw-Hill Companies, Inc.	233,731	13,444
MDC Partners, Inc. Class A (sub. vtg.)	958,939	12,207
Mood Media Corp. (a)(h)	2,002,900	3,735
The Walt Disney Co.	672,212	36,219
Time Warner, Inc.	182,245	9,207
Valassis Communications, Inc.	152,155	4,269
Viacom, Inc. Class B (non-vtg.)	94,201	5,685
		154,305
Multiline Retail - 0.3%
PPR SA	60,754	13,067
Target Corp.	193,123	11,667
The Bon-Ton Stores, Inc.	178,200	2,236
		26,970
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	326,785	24,025
American Eagle Outfitters, Inc.	141,248	2,855
Ascena Retail Group, Inc. (a)	743,616	12,604
AutoZone, Inc. (a)	51,240	18,943
Bed Bath & Beyond, Inc. (a)	164,172	9,637
Body Central Corp. (a)(f)	1,045,408	8,311
CarMax, Inc. (a)	225,068	8,872
Express, Inc. (a)	1,027,026	18,877
Fast Retailing Co. Ltd.	17,400	4,582
Foot Locker, Inc.	304,618	10,464
GNC Holdings, Inc.	206,500	7,422
Home Depot, Inc.	1,023,464	68,490
Kingfisher PLC	1,703,600	7,287
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	256,318	$ 12,308
Lowe's Companies, Inc.	1,119,308	42,746
MarineMax, Inc. (a)	116,329	1,359
Rent-A-Center, Inc.	229,469	8,187
Ross Stores, Inc.	137,491	8,208
SuperGroup PLC (a)(e)	1,372,787	13,249
TJX Companies, Inc.	427,454	19,312
		307,738
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)(e)	58,000	2,317
lululemon athletica, Inc. (a)	86,929	5,998
NIKE, Inc. Class B	422,768	22,851
PVH Corp.	228,456	27,157
Steven Madden Ltd. (a)	7,200	332
Vera Bradley, Inc. (a)(e)	385,499	9,749
VF Corp.	27,931	4,122
		72,526
TOTAL CONSUMER DISCRETIONARY		935,744
CONSUMER STAPLES - 9.5%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	21,800	1,918
Beam, Inc.	86,974	5,335
Cott Corp.	984,100	8,929
Dr. Pepper Snapple Group, Inc.	655,178	29,529
Monster Beverage Corp. (a)	405,808	19,438
Remy Cointreau SA	3,600	459
SABMiller PLC	184,500	9,217
The Coca-Cola Co.	2,382,131	88,711
		163,536
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	1,009,037	51,663
Eurocash SA	126,595	2,060
Kroger Co.	278,994	7,728
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	170,260	6,206
Wal-Mart Stores, Inc.	494,991	34,625
		102,282
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.9%
Bunge Ltd.	217,217	$ 17,304
D.E. Master Blenders 1753 NV (a)	282,500	3,485
Danone SA	126,900	8,794
Flowers Foods, Inc.	619,507	16,652
Green Mountain Coffee Roasters, Inc. (a)	325,837	14,835
Hilton Food Group PLC	412,902	2,067
Ingredion, Inc.	58,220	3,847
Kellogg Co.	242,720	14,199
Marine Harvest ASA (a)	8,615,478	8,627
Mead Johnson Nutrition Co. Class A	155,644	11,829
Mondelez International, Inc.	1,344,744	37,370
The J.M. Smucker Co.	61,318	5,435
		144,444
Household Products - 1.7%
Procter & Gamble Co.	1,161,394	87,290
Reckitt Benckiser Group PLC	427,600	28,497
Unicharm Corp.	214,600	11,382
		127,169
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	99,550	6,066
Hengan International Group Co. Ltd.	692,000	6,942
Herbalife Ltd.	199,300	7,239
Nu Skin Enterprises, Inc. Class A	14,500	614
		20,861
Tobacco - 2.1%
Altria Group, Inc.	758,285	25,539
British American Tobacco PLC (United Kingdom)	271,700	14,121
Imperial Tobacco Group PLC	307,049	11,420
Japan Tobacco, Inc.	7,200	224
Lorillard, Inc.	654,333	25,565
Philip Morris International, Inc.	945,713	83,374
		160,243
TOTAL CONSUMER STAPLES		718,535
ENERGY - 11.2%
Energy Equipment & Services - 4.2%
BW Offshore Ltd.	8,883,298	9,155
Cal Dive International, Inc. (a)(e)	1,703,683	3,237
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Cameron International Corp. (a)	1,077,932	$ 68,244
Cathedral Energy Services Ltd.	1,181,800	6,552
Ensco PLC Class A	217,298	13,814
Essential Energy Services Ltd.	3,835,400	8,191
Fugro NV (Certificaten Van Aandelen)	63,755	3,864
Halliburton Co.	680,459	27,681
Helix Energy Solutions Group, Inc. (a)	7,253	172
McDermott International, Inc. (a)	899,079	10,942
National Oilwell Varco, Inc.	938,275	69,564
Noble Corp.	535,708	21,696
Schlumberger Ltd.	751,691	58,669
Tuscany International Drilling, Inc. (a)	4,471,471	1,076
Vantage Drilling Co. (a)	5,837,278	10,916
Xtreme Drilling & Coil Services Corp. (a)	3,427,560	5,327
Xtreme Drilling & Coil Services Corp. (g)	1,117,800	1,737
		320,837
Oil, Gas & Consumable Fuels - 7.0%
Americas Petrogas, Inc. (a)	2,225,900	5,624
Americas Petrogas, Inc. (a)(g)	2,665,500	6,735
Amyris, Inc. (a)(e)	750,192	2,281
Anadarko Petroleum Corp.	346,709	27,744
Apache Corp.	228,946	19,177
BPZ Energy, Inc. (a)(e)	2,730,178	8,600
Cabot Oil & Gas Corp.	197,500	10,424
Canadian Natural Resources Ltd.	213,676	6,453
Cobalt International Energy, Inc. (a)	455,100	11,018
Concho Resources, Inc. (a)	128,607	11,732
Crew Energy, Inc. (a)	887,100	5,292
Crown Point Energy, Inc. (a)	942,800	350
Crown Point Energy, Inc. (g)	4,157,416	1,542
Double Eagle Petroleum Co. (a)(f)	912,603	4,636
Emerald Oil, Inc. (a)	491,459	2,924
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	0
Energen Corp.	36,230	1,744
EOG Resources, Inc.	79,195	9,898
EQT Corp.	263,850	15,675
EV Energy Partners LP	71,892	4,227
Gran Tierra Energy, Inc. (Canada) (a)	1,347,400	7,187
Halcon Resources Corp.	910,000	6,952
Hess Corp.	179,956	12,086
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
InterOil Corp. (a)(e)	513,928	$ 30,671
Madalena Ventures, Inc. (a)	5,491,500	2,175
Marathon Petroleum Corp.	402,322	29,856
Markwest Energy Partners LP	179,613	9,918
Murphy Oil Corp.	206,567	12,295
Noble Energy, Inc.	19,700	2,123
Northern Oil & Gas, Inc. (a)(e)	2,112,390	34,939
Occidental Petroleum Corp.	459,837	40,590
Painted Pony Petroleum Ltd. (a)(g)	456,400	4,576
Painted Pony Petroleum Ltd. Class A (a)	630,500	6,321
Pan Orient Energy Corp.	739,800	2,811
PBF Energy, Inc. Class A (e)	78,750	2,630
Peabody Energy Corp.	751,654	18,904
Petrominerales Ltd.	1,017,100	9,055
Phillips 66	400,163	24,238
Pioneer Natural Resources Co.	89,233	10,488
Royal Dutch Shell PLC Class A sponsored ADR	319,398	22,524
Southcross Energy Partners LP	95,500	2,246
Suncor Energy, Inc.	229,900	7,814
TAG Oil Ltd. (a)(f)	3,127,900	14,645
TAG Oil Ltd. (f)(g)	146,900	688
Targa Resources Corp.	122,408	7,389
The Williams Companies, Inc.	973,192	34,110
Valero Energy Corp.	232,400	10,163
Western Gas Equity Partners LP	94,857	3,202
		526,672
TOTAL ENERGY		847,509
FINANCIALS - 13.9%
Capital Markets - 1.4%
AllianceBernstein Holding LP	115,800	2,358
Ares Capital Corp.	507,443	9,088
BlackRock, Inc. Class A	72,832	17,209
Goldman Sachs Group, Inc.	3,600	532
GP Investments Ltd. (depositary receipt) (a)	3,963,079	10,488
ICAP PLC	697,300	3,608
ICG Group, Inc. (a)	512,336	6,148
Invesco Ltd.	538,787	14,682
KKR & Co. LP	585,055	9,876
MLP AG	68,820	597
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Monex Group, Inc.	21,021	$ 6,151
Morgan Stanley	670,361	15,318
The Blackstone Group LP	550,463	10,184
UBS AG (NY Shares)	127,500	2,215
		108,454
Commercial Banks - 3.2%
Axis Bank Ltd.	7,241	205
Bank of Ireland (a)	124,509	24
CIT Group, Inc. (a)	438,108	18,554
Comerica, Inc.	227,800	7,827
Commerce Bancshares, Inc.	190,143	7,140
Cullen/Frost Bankers, Inc.	65,253	3,843
Guaranty Trust Bank PLC GDR (Reg. S)	751,323	6,011
KeyCorp	789,200	7,418
M&T Bank Corp.	32,797	3,368
PNC Financial Services Group, Inc.	134,000	8,281
PT Bank Rakyat Indonesia Tbk	414,500	340
Regions Financial Corp.	946,017	7,360
U.S. Bancorp	1,215,325	40,227
Wells Fargo & Co.	3,780,941	131,690
		242,288
Consumer Finance - 0.5%
Capital One Financial Corp.	607,215	34,198
Diversified Financial Services - 2.7%
Citigroup, Inc.	2,282,691	96,238
IntercontinentalExchange, Inc. (a)	45,449	6,306
JPMorgan Chase & Co.	1,495,240	70,351
PICO Holdings, Inc. (a)(f)	1,408,113	29,613
The NASDAQ Stock Market, Inc.	170,808	4,837
		207,345
Insurance - 3.6%
ACE Ltd.	119,937	10,234
AEGON NV	576,860	3,851
AFLAC, Inc.	343,551	18,229
Allied World Assurance Co. Holdings Ltd.	111,470	9,456
American International Group, Inc. (a)	432,200	16,350
Assured Guaranty Ltd.	2,199,077	39,869
Axis Capital Holdings Ltd.	98,429	3,767
Berkshire Hathaway, Inc. Class B (a)	1,256,056	121,750
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,400	6,963
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	171,086	$ 6,388
Prudential Financial, Inc.	245,016	14,182
The Travelers Companies, Inc.	218,196	17,120
Validus Holdings Ltd.	225,852	8,223
		276,382
Real Estate Investment Trusts - 2.0%
American Campus Communities, Inc.	83,300	3,879
American Tower Corp.	325,513	24,788
Beni Stabili SpA SIIQ	14,178,600	9,799
CBL & Associates Properties, Inc.	1,047,564	22,512
Cousins Properties, Inc.	662,800	5,899
Douglas Emmett, Inc.	463,359	10,806
Education Realty Trust, Inc.	1,040,600	11,186
Lexington Corporate Properties Trust	819,900	9,019
Prologis, Inc.	404,324	16,133
SL Green Realty Corp.	191,742	15,412
Sovran Self Storage, Inc.	47,117	3,074
Westfield Group unit	268,749	3,133
Weyerhaeuser Co.	410,926	12,377
		148,017
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	1,699,361	36,672
TOTAL FINANCIALS		1,053,356
HEALTH CARE - 12.5%
Biotechnology - 3.7%
Alnylam Pharmaceuticals, Inc. (a)	805,000	19,425
Amgen, Inc.	486,809	41,603
ARIAD Pharmaceuticals, Inc. (a)	782,940	15,565
AVEO Pharmaceuticals, Inc. (a)(e)	995,409	7,874
Biogen Idec, Inc. (a)	139,000	21,695
Biovitrum AB (a)	1,889,028	11,320
Dynavax Technologies Corp. (a)	3,874,970	11,974
Elan Corp. PLC sponsored ADR (a)	1,663,500	17,483
Gentium SpA sponsored ADR (a)	364,345	4,365
Gilead Sciences, Inc. (a)	915,508	36,117
Grifols SA ADR	566,897	15,085
Infinity Pharmaceuticals, Inc. (a)	546,320	18,821
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Insmed, Inc. (a)	131,000	$ 766
Intercept Pharmaceuticals, Inc.	77,600	3,134
InterMune, Inc. (a)	470,422	4,634
Isis Pharmaceuticals, Inc. (a)	331,000	4,809
KaloBios Pharmaceuticals, Inc.	445,149	3,205
KaloBios Pharmaceuticals, Inc.	150,700	1,206
KYTHERA Biopharmaceuticals, Inc.	217,869	6,094
Merrimack Pharmaceuticals, Inc.	391,800	2,378
Synageva BioPharma Corp. (a)	80,900	3,742
Theravance, Inc. (a)	910,761	20,264
ZIOPHARM Oncology, Inc. (a)(e)	2,189,550	8,693
		280,252
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	50,689	1,590
Baxter International, Inc.	64,773	4,394
Boston Scientific Corp. (a)	1,595,338	11,917
CareFusion Corp. (a)	119,642	3,714
Covidien PLC	202,184	12,604
Genmark Diagnostics, Inc. (a)	807,700	8,691
Nakanishi, Inc.	38,300	4,440
Opto Circuits India Ltd.	727,896	1,085
Sirona Dental Systems, Inc. (a)	118,404	7,870
Stryker Corp.	192,720	12,074
Syneron Medical Ltd. (a)	311,522	3,184
The Cooper Companies, Inc.	38,300	3,882
Trinity Biotech PLC sponsored ADR	48,840	788
		76,233
Health Care Providers & Services - 3.0%
Accretive Health, Inc. (a)	1,066,744	13,772
Apollo Hospitals Enterprise Ltd.	251,291	3,814
BioScrip, Inc. (a)	299,466	3,363
Brookdale Senior Living, Inc. (a)	2,066,960	55,829
CIGNA Corp.	228,645	13,339
DaVita, Inc. (a)	140,079	16,167
Emeritus Corp. (a)	603,933	16,355
Express Scripts Holding Co. (a)	588,144	31,419
McKesson Corp.	138,876	14,614
MEDNAX, Inc. (a)	81,104	6,939
Qualicorp SA (a)	949,200	9,819
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	131,047	$ 7,594
UnitedHealth Group, Inc.	650,273	35,902
		228,926
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	416,259	18,640
Pharmaceuticals - 4.5%
Actavis, Inc. (a)	181,773	15,703
Allergan, Inc.	54,337	5,706
AVANIR Pharmaceuticals Class A (a)(e)	1,416,095	4,135
Biodelivery Sciences International, Inc. (a)	1,299,603	5,666
Cadence Pharmaceuticals, Inc. (a)(e)	3,743,120	17,705
Dechra Pharmaceuticals PLC	347,617	3,421
Endo Pharmaceuticals Holdings, Inc. (a)	460,000	14,564
Hi-Tech Pharmacal Co., Inc.	68,465	2,506
Horizon Pharma, Inc. (e)	3,196,305	6,808
Horizon Pharma, Inc:
warrants 2/28/17 (a)	253,903	0 *
warrants 9/25/17 (a)	932,200	0*
Impax Laboratories, Inc. (a)	211,789	4,270
Jazz Pharmaceuticals PLC (a)	186,400	10,511
Johnson & Johnson	1,458,226	107,792
Merck & Co., Inc.	1,968,653	85,144
Mylan, Inc. (a)	247,032	6,984
Novo Nordisk A/S Series B	132,737	24,436
Valeant Pharmaceuticals International, Inc. (Canada) (a)	137,100	9,091
Warner Chilcott PLC	663,286	9,399
XenoPort, Inc. (a)	643,046	5,395
Zoetis, Inc. Class A	124,300	3,232
		342,468
TOTAL HEALTH CARE		946,519
INDUSTRIALS - 12.5%
Aerospace & Defense - 2.3%
DigitalGlobe, Inc. (a)	655,425	18,332
Finmeccanica SpA (a)	326,000	2,142
General Dynamics Corp.	14,500	961
Honeywell International, Inc.	441,530	30,130
Meggitt PLC	2,825,241	19,492
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	103,611	$ 19,002
Raytheon Co.	225,788	11,895
Textron, Inc.	783,732	22,540
United Technologies Corp.	558,426	48,901
		173,395
Air Freight & Logistics - 0.5%
FedEx Corp.	18,252	1,852
Hub Group, Inc. Class A (a)	83,691	3,081
Pacer International, Inc. (a)	597,557	2,432
United Parcel Service, Inc. Class B	402,512	31,915
		39,280
Airlines - 0.1%
Copa Holdings SA Class A	21,733	2,382
easyJet PLC	123,200	1,819
		4,201
Building Products - 0.9%
Armstrong World Industries, Inc.	89,140	4,902
Lennox International, Inc.	104,986	6,038
Masco Corp.	893,081	16,424
Owens Corning (a)	788,007	32,836
Quanex Building Products Corp.	387,839	8,013
		68,213
Commercial Services & Supplies - 0.5%
Corrections Corp. of America	382,821	14,505
Multiplus SA	521,800	11,215
Republic Services, Inc.	281,605	8,980
Swisher Hygiene, Inc. (a)	2,081,064	2,809
Swisher Hygiene, Inc. (Canada) (a)(e)	1,367,162	2,051
		39,560
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	611,919	15,647
Fluor Corp.	191,625	12,423
Foster Wheeler AG (a)	682,107	17,810
MasTec, Inc. (a)	572,914	16,213
URS Corp.	105,036	4,357
		66,450
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.6%
Alstom SA	369,562	$ 16,404
AMETEK, Inc.	297,842	12,209
Emerson Electric Co.	492,505	28,196
Hubbell, Inc. Class B	99,942	9,100
Prysmian SpA	742,600	15,891
Regal-Beloit Corp.	362,422	26,877
Roper Industries, Inc.	93,558	10,988
		119,665
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	130,923	8,399
Danaher Corp.	221,684	13,286
General Electric Co.	3,422,868	76,261
Reunert Ltd.	124,060	1,035
		98,981
Machinery - 2.7%
Actuant Corp. Class A	457,661	13,492
Colfax Corp. (a)	189,642	8,460
Cummins, Inc.	166,284	19,094
Dover Corp.	115,195	7,969
Fiat Industrial SpA	1,474,205	18,986
GEA Group AG	108,804	3,944
Harsco Corp.	442,669	11,284
Illinois Tool Works, Inc.	292,048	18,349
Ingersoll-Rand PLC	547,161	28,119
Manitowoc Co., Inc.	1,112,442	19,579
Oshkosh Truck Corp. (a)	108,783	4,262
Pentair Ltd.	80,100	4,059
SPX Corp.	126,984	9,477
Stanley Black & Decker, Inc.	318,981	24,507
Timken Co.	203,681	10,919
		202,500
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	1,465,347	3,107
Professional Services - 0.4%
CRA International, Inc. (a)	268,080	4,984
Korn/Ferry International (a)	97,755	1,679
Manpower, Inc.	14,500	747
Randstad Holding NV	425,100	17,628
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	90,672	$ 5,538
Verisk Analytics, Inc. (a)	14,500	800
		31,376
Road & Rail - 0.8%
Con-way, Inc.	32,800	1,029
J.B. Hunt Transport Services, Inc.	147,481	9,921
Union Pacific Corp.	403,165	53,000
		63,950
Trading Companies & Distributors - 0.5%
Houston Wire & Cable Co.	624,888	7,467
Watsco, Inc.	151,925	11,448
WESCO International, Inc. (a)	223,076	16,269
		35,184
TOTAL INDUSTRIALS		945,862
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	708,786	4,054
Cisco Systems, Inc.	2,649,642	54,503
Motorola Solutions, Inc.	284,997	16,641
QUALCOMM, Inc.	412,790	27,257
		102,455
Computers & Peripherals - 3.8%
Apple, Inc.	520,003	236,759
Gemalto NV	83,742	7,457
NCR Corp. (a)	601,863	16,714
Seagate Technology	333,268	11,324
Western Digital Corp.	278,963	13,111
		285,365
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	382,925	14,712
Corning, Inc.	872,662	10,472
Flextronics International Ltd. (a)	677,351	4,206
InvenSense, Inc. (a)	36,400	531
Jabil Circuit, Inc.	416,424	7,875
TE Connectivity Ltd.	133,451	5,189
Yokogawa Electric Corp.	217,300	2,421
		45,406
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.4%
Active Network, Inc. (a)	705,080	$ 3,899
Baidu.com, Inc. sponsored ADR (a)	21,365	2,314
Cornerstone OnDemand, Inc. (a)	105,543	3,449
Demandware, Inc.	145,490	4,625
eBay, Inc. (a)	142,507	7,970
Facebook, Inc. Class A	453,426	14,043
Google, Inc. Class A (a)	152,402	115,169
Mail.ru Group Ltd. GDR (Reg. S)	246,600	8,204
QuinStreet, Inc. (a)	661,811	3,733
Velti PLC (a)(e)	2,120,929	7,890
VeriSign, Inc. (a)	160,050	6,948
		178,244
IT Services - 3.5%
Accenture PLC Class A	264,967	19,048
Amdocs Ltd.	260,154	9,285
Cognizant Technology Solutions Corp. Class A (a)	447,720	35,003
EPAM Systems, Inc.	514,005	10,650
ExlService Holdings, Inc. (a)	325,959	9,668
Fidelity National Information Services, Inc.	495,835	18,400
Fiserv, Inc. (a)	158,268	12,711
Gartner, Inc. Class A (a)	50,702	2,612
Global Payments, Inc.	43,494	2,143
MasterCard, Inc. Class A	61,523	31,894
Sapient Corp. (a)	707,419	8,567
ServiceSource International, Inc. (a)	968,125	5,857
Unisys Corp. (a)	791,684	17,583
Virtusa Corp. (a)	335,942	6,957
Visa, Inc. Class A	492,628	77,791
		268,169
Office Electronics - 0.3%
Xerox Corp.	2,863,581	22,937
Semiconductors & Semiconductor Equipment - 3.8%
Altera Corp.	218,117	7,289
ANADIGICS, Inc. (a)	507,076	1,308
Analog Devices, Inc.	387,459	16,909
Applied Micro Circuits Corp. (a)	364,735	3,126
ASML Holding NV	782,736	58,776
Avago Technologies Ltd.	410,959	14,700
Broadcom Corp. Class A	319,610	10,371
Cirrus Logic, Inc. (a)	586,684	16,562
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cymer, Inc. (a)	29,215	$ 3,008
Freescale Semiconductor Holdings I Ltd. (a)	1,531,015	22,123
LTX-Credence Corp. (a)	2,307,912	14,171
MagnaChip Semiconductor Corp. (a)	347,200	5,562
Maxim Integrated Products, Inc.	639,151	20,101
Micron Technology, Inc. (a)	796,796	6,024
Monolithic Power Systems, Inc.	351,731	8,195
NXP Semiconductors NV (a)	767,732	23,024
Samsung Electronics Co. Ltd.	24,424	32,505
Skyworks Solutions, Inc. (a)	1,131,699	27,093
		290,847
Software - 2.6%
Activision Blizzard, Inc.	891,000	10,148
Adobe Systems, Inc. (a)	195,067	7,379
Autodesk, Inc. (a)	251,305	9,771
Check Point Software Technologies Ltd. (a)	371,309	18,565
Citrix Systems, Inc. (a)	373,711	27,341
Comverse Technology, Inc.	3,632,060	15,836
Comverse, Inc.	363,206	10,489
Electronic Arts, Inc. (a)	1,321,705	20,790
Jive Software, Inc. (a)	170,202	2,609
MICROS Systems, Inc. (a)	65,300	3,006
Nuance Communications, Inc. (a)	453,131	10,898
Oracle Corp.	1,129,083	40,094
Progress Software Corp. (a)	51,000	1,197
Sourcefire, Inc. (a)	90,564	3,858
Symantec Corp. (a)	304,263	6,624
VMware, Inc. Class A (a)	73,162	5,595
Workday, Inc.	85,000	4,541
		198,741
TOTAL INFORMATION TECHNOLOGY		1,392,164
MATERIALS - 4.7%
Chemicals - 1.9%
Albemarle Corp.	133,766	8,201
Ashland, Inc.	177,615	13,945
Axiall Corp. (e)	229,226	12,878
Eastman Chemical Co.	57,950	4,123
Innospec, Inc.	133,005	5,353
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	168,037	$ 10,657
Monsanto Co.	155,008	15,710
PetroLogistics LP	542,757	8,396
PPG Industries, Inc.	33,326	4,595
Praxair, Inc.	39,800	4,393
Spartech Corp. (a)	858,507	8,182
W.R. Grace & Co. (a)	687,929	49,393
		145,826
Construction Materials - 0.4%
HeidelbergCement Finance AG	107,913	6,797
Lafarge SA (Bearer)	72,700	4,445
Martin Marietta Materials, Inc.	21,825	2,155
Vulcan Materials Co.	290,494	16,430
		29,827
Containers & Packaging - 0.2%
Nampak Ltd.	2,534,100	8,893
Rock-Tenn Co. Class A	131,957	10,418
		19,311
Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd. (Canada)	174,400	7,979
ArcelorMittal SA Class A unit	329,900	5,661
Commercial Metals Co.	1,119,644	18,642
Copper Mountain Mining Corp. (a)	477,400	1,680
First Quantum Minerals Ltd.	278,840	5,622
Freeport-McMoRan Copper & Gold, Inc.	439,795	15,503
Goldcorp, Inc.	357,000	12,574
Iluka Resources Ltd. (e)	471,048	4,775
Ivanplats Ltd. (g)	665,000	3,200
Ivanplats Ltd. Class A (h)	6,810,028	29,496
POSCO	8,693	2,844
Randgold Resources Ltd. sponsored ADR	253,423	23,862
Turquoise Hill Resources Ltd. (a)	3,324,736	25,601
		157,439
Paper & Forest Products - 0.1%
Canfor Corp. (a)	242,700	4,472
International Paper Co.	72,539	3,005
		7,477
TOTAL MATERIALS		359,880
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	549,300	$ 22,219
Frontier Communications Corp. (e)	1,038,889	4,748
PT Telkomunikasi Indonesia Tbk sponsored ADR	252,541	10,013
		36,980
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	18,400	1,298
SBA Communications Corp. Class A (a)	377,311	26,283
Vodafone Group PLC	2,535,100	6,919
		34,500
TOTAL TELECOMMUNICATION SERVICES		71,480
UTILITIES - 2.7%
Electric Utilities - 1.4%
Edison International	401,924	19,369
ITC Holdings Corp.	249,927	20,244
NextEra Energy, Inc.	505,556	36,425
Northeast Utilities	707,580	28,820
OGE Energy Corp.	39,848	2,339
		107,197
Gas Utilities - 0.1%
Atmos Energy Corp.	104,257	3,895
ONEOK, Inc.	160,267	7,534
		11,429
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	2,484,093	26,928
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	246,662	5,042
PG&E Corp.	251,671	10,731
Sempra Energy	557,849	41,867
		57,640
TOTAL UTILITIES		203,194
TOTAL COMMON STOCKS (Cost $6,025,765)		7,474,243
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	92,200	$ 5,939
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Banco Pine SA	406,444	2,974
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	2,200	226
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,200
TOTAL PREFERRED STOCKS (Cost $9,108)		9,139
Corporate Bonds - 0.7%
		Principal Amount (000s)
Convertible Bonds - 0.6%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (g)		$ 3,660	3,898
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		7,356	5,109
TOTAL ENERGY			9,007
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(g)		16,623	7,127
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Exelixis, Inc. 4.25% 8/15/19		9,070	9,087
InterMune, Inc. 2.5% 12/15/17		2,810	3,015
Theravance, Inc. 2.125% 1/15/23		3,620	3,747
			15,849
Corporate Bonds - continued
		Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (h)		$ 4,085	$ 4,085
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc. 3% 10/1/17		4,830	3,665
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		3,730	4,047
TOTAL CONVERTIBLE BONDS			43,780
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	5,542	7,722
TOTAL CORPORATE BONDS (Cost $53,353)			51,502
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	31,926,564	31,927
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	83,726,256	83,726
TOTAL MONEY MARKET FUNDS (Cost $115,653)		115,653
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,203,879)		7,650,537
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(68,143)
NET ASSETS - 100%		$ 7,582,394
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,550,000 or 0.4% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,316,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 4,085
Ivanplats Ltd. Class A	10/23/12	$ 32,981
Mood Media Corp.	2/2/11	$ 4,054
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	1,404
Total	$ 1,442
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Body Central Corp.	$ 10,585	$ 228	$ -	$ -	$ 8,311
Double Eagle Petroleum Co.	3,787	-	-	-	4,636
Emerald Oil, Inc.	-	4,260	3,456	-	-
Emerald Oil, Inc. warrants 2/4/16	-	-	-	-	-
GeoEye, Inc.	31,912	-	19,530	-	-
LTX-Credence Corp.	14,900	898	2,352	-	-
PICO Holdings, Inc.	33,875	57	-	-	29,613
TAG Oil Ltd.	11,208	7,233	-	-	14,645
TAG Oil Ltd. (144A)	1,027	-	-	-	688
Total	$ 107,294	$ 12,676	$ 25,338	$ -	$ 57,893
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 935,744	$ 935,744	$ -	$ -
Consumer Staples	718,535	702,496	16,039	-
Energy	847,509	847,509	-	-
Financials	1,056,330	1,052,455	3,875	-
Health Care	946,745	919,104	27,641	-
Industrials	945,862	943,053	2,809	-
Information Technology	1,398,103	1,398,103	-	-
Materials	359,880	327,540	32,340	-
Telecommunication Services	71,480	64,561	6,919	-
Utilities	203,194	203,194	-	-
Corporate Bonds	51,502	-	47,417	4,085
Money Market Funds	115,653	115,653	-	-
Total Investments in Securities:	$ 7,650,537	$ 7,509,412	$ 137,040	$ 4,085
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.2%
Canada	3.4%
United Kingdom	2.5%
Netherlands	1.7%
Bermuda	1.7%
Ireland	1.6%
Others (Individually Less Than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $81,150) - See accompanying schedule: Unaffiliated issuers (cost $5,994,235)	$ 7,476,991
Fidelity Central Funds (cost $115,653)	115,653
Other affiliated issuers (cost $93,991)	57,893
Total Investments (cost $6,203,879)		$ 7,650,537
Cash		841
Foreign currency held at value (cost $369)		369
Receivable for investments sold: Regular delivery		86,970
Delayed delivery		2,094
Receivable for fund shares sold		3,849
Dividends receivable		4,484
Interest receivable		1,316
Distributions receivable from Fidelity Central Funds		310
Prepaid expenses		13
Other receivables		874
Total assets		7,751,657

Liabilities
Payable for investments purchased	$ 74,673
Payable for fund shares redeemed	6,577
Accrued management fee	2,711
Other affiliated payables	1,161
Other payables and accrued expenses	415
Collateral on securities loaned, at value	83,726
Total liabilities		169,263

Net Assets		$ 7,582,394
Net Assets consist of:
Paid in capital		$ 6,104,803
Distributions in excess of net investment income		(11,424)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,363
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,446,652
Net Assets		$ 7,582,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($6,223,281 ÷ 197,659 shares)	$ 31.48

Class K: Net Asset Value, offering price and redemption price per share ($1,359,113 ÷ 43,193 shares)	$ 31.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 62,978
Interest		972
Income from Fidelity Central Funds		1,442
Total income		65,392

Expenses
Management fee Basic fee	$ 20,379
Performance adjustment	(3,890)
Transfer agent fees	6,372
Accounting and security lending fees	601
Custodian fees and expenses	135
Independent trustees' compensation	25
Registration fees	40
Audit	52
Legal	25
Miscellaneous	33
Total expenses before reductions	23,772
Expense reductions	(720)	23,052
Net investment income (loss)		42,340
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,815
Other affiliated issuers	(11,738)
Foreign currency transactions	(76)
Total net realized gain (loss)		160,001
Change in net unrealized appreciation (depreciation) on: Investment securities	695,039
Assets and liabilities in foreign currencies	30
Total change in net unrealized appreciation (depreciation)		695,069
Net gain (loss)		855,070
Net increase (decrease) in net assets resulting from operations		$ 897,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,340	$ 62,998
Net realized gain (loss)	160,001	282,332
Change in net unrealized appreciation (depreciation)	695,069	(523,395)
Net increase (decrease) in net assets resulting from operations	897,410	(178,065)
Distributions to shareholders from net investment income	(73,780)	(42,120)
Distributions to shareholders from net realized gain	(120,845)	(5,141)
Total distributions	(194,625)	(47,261)
Share transactions - net increase (decrease)	(246,583)	(2,591,197)
Total increase (decrease) in net assets	456,202	(2,816,523)

Net Assets
Beginning of period	7,126,192	9,942,715
End of period (including distributions in excess of net investment income of $11,424 and undistributed net investment income of $20,016, respectively)	$ 7,582,394	$ 7,126,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.61	$ 28.96	$ 23.84	$ 20.25	$ 25.40	$ 32.73
Income from Investment Operations
Net investment income (loss) D	.17	.20	.12	.13 G	.24	.43
Net realized and unrealized gain (loss)	3.50	(.41)	5.23	3.63	(4.01)	(5.08)
Total from investment operations	3.67	(.21)	5.35	3.76	(3.77)	(4.65)
Distributions from net investment income	(.30)	(.12)	(.15)	(.12)	(.37)	(.45)
Distributions from net realized gain	(.50)	(.02)	(.08)	(.05)	(1.01)	(2.23)
Total distributions	(.80)	(.14)	(.23)	(.17)	(1.38) J	(2.68)
Net asset value, end of period	$ 31.48	$ 28.61	$ 28.96	$ 23.84	$ 20.25	$ 25.40
Total Return B,C	13.01%	(.67)%	22.57%	18.59%	(15.33)%	(15.45)%
Ratios to Average Net Assets E,H
Expenses before reductions	.68% A	.91%	.93%	.93%	.62%	.64%
Expenses net of fee waivers, if any	.68% A	.91%	.93%	.93%	.62%	.64%
Expenses net of all reductions	.66% A	.91%	.93%	.92%	.62%	.63%
Net investment income (loss)	1.13% A	.75%	.44%	.56% G	1.34%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$ 6,223	$ 5,905	$ 9,309	$ 7,730	$ 6,603	$ 9,502
Portfolio turnover rate F	54% A	63% I	67%	85%	177%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $1.38 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.62	$ 28.98	$ 23.86	$ 20.26	$ 25.41	$ 27.72
Income from Investment Operations
Net investment income (loss) D	.19	.25	.17	.18 G	.26	.10
Net realized and unrealized gain (loss)	3.51	(.43)	5.22	3.63	(4.00)	(2.41)
Total from investment operations	3.70	(.18)	5.39	3.81	(3.74)	(2.31)
Distributions from net investment income	(.35)	(.17)	(.20)	(.16)	(.41)	-
Distributions from net realized gain	(.50)	(.02)	(.08)	(.05)	(1.01)	-
Total distributions	(.85)	(.18) M	(.27) L	(.21)	(1.41) K	-
Net asset value, end of period	$ 31.47	$ 28.62	$ 28.98	$ 23.86	$ 20.26	$ 25.41
Total Return B,C	13.13%	(.52)%	22.79%	18.86%	(15.16)%	(8.33)%
Ratios to Average Net Assets E,I
Expenses before reductions	.52% A	.75%	.78%	.72%	.40%	.47% A
Expenses net of fee waivers, if any	.52% A	.75%	.78%	.72%	.40%	.47% A
Expenses net of all reductions	.50% A	.75%	.77%	.71%	.39%	.47% A
Net investment income (loss) F	1.28% A	.91%	.60%	.76% G	1.57%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,359,113	$ 1,220,737	$ 633,935	$ 355,463	$ 201,625	$ 92
Portfolio turnover rate F	54% A	63% J	67%	85%	177%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share.

L Total distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share.

M Total distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,661,716
Gross unrealized depreciation	(223,220)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,438,496

Tax cost	$ 6,212,041

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,964,030 and $2,285,393, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	$ 6,054.20
Class K	318.05
	$ 6,372

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,920. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,404, including $99 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $720 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Dividend Growth	$ 58,843	$ 37,592
Class K	14,937	4,528
Total	$ 73,780	$ 42,120
From net realized gain
Dividend Growth	$ 99,451	$ 4,761
Class K	21,394	380
Total	$ 120,845	$ 5,141

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Dividend Growth
Shares sold	9,636	28,017	$ 289,351	$ 753,110
Reinvestment of distributions	4,994	1,596	147,845	40,357
Shares redeemed	(23,392)	(144,643)A	(699,625)	(3,948,966)A
Net increase (decrease)	(8,762)	(115,030)	$ (262,429)	$ (3,155,499)
Class K
Shares sold	5,028	29,433	$ 150,801	$ 801,392
Reinvestment of distributions	1,228	194	36,331	4,908
Shares redeemed	(5,716)	(8,851)	(171,286)	(241,998)
Net increase (decrease)	540	20,776	$ 15,846	$ 564,302

A Amount includes in-kind redemptions

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

DGF-K-USAN-0313
1.863067.104

Fidelity®

Dividend Growth

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Dividend Growth	.68%
Actual		$ 1,000.00	$ 1,130.10	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47
Class K	.52%
Actual		$ 1,000.00	$ 1,131.30	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	5.2
Wells Fargo & Co.	1.7	1.8
Berkshire Hathaway, Inc. Class B	1.6	1.6
Google, Inc. Class A	1.5	0.2
Johnson & Johnson	1.4	1.3
Citigroup, Inc.	1.3	0.5
The Coca-Cola Co.	1.2	1.5
Procter & Gamble Co.	1.2	1.1
Merck & Co., Inc.	1.1	1.2
Philip Morris International, Inc.	1.1	1.1
	15.2
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	20.9
Financials	14.1	13.0
Health Care	12.7	11.9
Industrials	12.6	11.6
Consumer Discretionary	12.3	11.7
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 98.6%		Stocks 97.3%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.7%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	18.8%	** Foreign investments	17.8%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.3%
Delphi Automotive PLC (a)	298,580	$ 11,543
Tenneco, Inc. (a)	309,026	10,804
		22,347
Automobiles - 0.2%
Harley-Davidson, Inc.	219,356	11,499
Tesla Motors, Inc. (a)	132,500	4,970
		16,469
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	39,900	1,537
Anhanguera Educacional Participacoes SA	698,500	13,592
DeVry, Inc.	319,028	8,030
Kroton Educacional SA (a)	344,900	8,469
Weight Watchers International, Inc. (e)	198,172	10,596
		42,224
Hotels, Restaurants & Leisure - 1.9%
Bloomin' Brands, Inc.	401,165	7,450
Bravo Brio Restaurant Group, Inc. (a)	493,378	7,351
Brinker International, Inc.	678,931	22,228
Club Mediterranee SA (a)	531,223	10,055
Denny's Corp. (a)	2,943,632	14,895
Hyatt Hotels Corp. Class A (a)	327,801	13,135
Icahn Enterprises LP rights	1,067,316	0
Las Vegas Sands Corp.	420,036	23,207
Penn National Gaming, Inc. (a)	21,700	1,056
Ruth's Hospitality Group, Inc. (a)	804,200	6,241
Spur Corp. Ltd.	1,579,113	4,766
Starbucks Corp.	105,099	5,898
Texas Roadhouse, Inc. Class A	621,764	10,937
Yum! Brands, Inc.	311,624	20,237
		147,456
Household Durables - 0.6%
KB Home	264,357	5,041
PulteGroup, Inc. (a)	616,307	12,782
Taylor Wimpey PLC	6,955,149	7,848
Whirlpool Corp.	188,031	21,695
		47,366
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	164,745	43,740
Liberty Media Corp. Interactive Series A (a)	677,279	14,399
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Ocado Group PLC (a)(e)	6,278,905	$ 10,536
priceline.com, Inc. (a)	13,030	8,932
		77,607
Leisure Equipment & Products - 0.3%
Amer Group PLC (A Shares)	268,761	4,284
Brunswick Corp.	344,623	12,462
Fenix Outdoor AB	7,246	207
Polaris Industries, Inc.	43,439	3,783
		20,736
Media - 2.0%
CBS Corp. Class B	159,409	6,651
Comcast Corp. Class A	1,651,478	62,888
McGraw-Hill Companies, Inc.	233,731	13,444
MDC Partners, Inc. Class A (sub. vtg.)	958,939	12,207
Mood Media Corp. (a)(h)	2,002,900	3,735
The Walt Disney Co.	672,212	36,219
Time Warner, Inc.	182,245	9,207
Valassis Communications, Inc.	152,155	4,269
Viacom, Inc. Class B (non-vtg.)	94,201	5,685
		154,305
Multiline Retail - 0.3%
PPR SA	60,754	13,067
Target Corp.	193,123	11,667
The Bon-Ton Stores, Inc.	178,200	2,236
		26,970
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	326,785	24,025
American Eagle Outfitters, Inc.	141,248	2,855
Ascena Retail Group, Inc. (a)	743,616	12,604
AutoZone, Inc. (a)	51,240	18,943
Bed Bath & Beyond, Inc. (a)	164,172	9,637
Body Central Corp. (a)(f)	1,045,408	8,311
CarMax, Inc. (a)	225,068	8,872
Express, Inc. (a)	1,027,026	18,877
Fast Retailing Co. Ltd.	17,400	4,582
Foot Locker, Inc.	304,618	10,464
GNC Holdings, Inc.	206,500	7,422
Home Depot, Inc.	1,023,464	68,490
Kingfisher PLC	1,703,600	7,287
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	256,318	$ 12,308
Lowe's Companies, Inc.	1,119,308	42,746
MarineMax, Inc. (a)	116,329	1,359
Rent-A-Center, Inc.	229,469	8,187
Ross Stores, Inc.	137,491	8,208
SuperGroup PLC (a)(e)	1,372,787	13,249
TJX Companies, Inc.	427,454	19,312
		307,738
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)(e)	58,000	2,317
lululemon athletica, Inc. (a)	86,929	5,998
NIKE, Inc. Class B	422,768	22,851
PVH Corp.	228,456	27,157
Steven Madden Ltd. (a)	7,200	332
Vera Bradley, Inc. (a)(e)	385,499	9,749
VF Corp.	27,931	4,122
		72,526
TOTAL CONSUMER DISCRETIONARY		935,744
CONSUMER STAPLES - 9.5%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	21,800	1,918
Beam, Inc.	86,974	5,335
Cott Corp.	984,100	8,929
Dr. Pepper Snapple Group, Inc.	655,178	29,529
Monster Beverage Corp. (a)	405,808	19,438
Remy Cointreau SA	3,600	459
SABMiller PLC	184,500	9,217
The Coca-Cola Co.	2,382,131	88,711
		163,536
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	1,009,037	51,663
Eurocash SA	126,595	2,060
Kroger Co.	278,994	7,728
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	170,260	6,206
Wal-Mart Stores, Inc.	494,991	34,625
		102,282
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.9%
Bunge Ltd.	217,217	$ 17,304
D.E. Master Blenders 1753 NV (a)	282,500	3,485
Danone SA	126,900	8,794
Flowers Foods, Inc.	619,507	16,652
Green Mountain Coffee Roasters, Inc. (a)	325,837	14,835
Hilton Food Group PLC	412,902	2,067
Ingredion, Inc.	58,220	3,847
Kellogg Co.	242,720	14,199
Marine Harvest ASA (a)	8,615,478	8,627
Mead Johnson Nutrition Co. Class A	155,644	11,829
Mondelez International, Inc.	1,344,744	37,370
The J.M. Smucker Co.	61,318	5,435
		144,444
Household Products - 1.7%
Procter & Gamble Co.	1,161,394	87,290
Reckitt Benckiser Group PLC	427,600	28,497
Unicharm Corp.	214,600	11,382
		127,169
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	99,550	6,066
Hengan International Group Co. Ltd.	692,000	6,942
Herbalife Ltd.	199,300	7,239
Nu Skin Enterprises, Inc. Class A	14,500	614
		20,861
Tobacco - 2.1%
Altria Group, Inc.	758,285	25,539
British American Tobacco PLC (United Kingdom)	271,700	14,121
Imperial Tobacco Group PLC	307,049	11,420
Japan Tobacco, Inc.	7,200	224
Lorillard, Inc.	654,333	25,565
Philip Morris International, Inc.	945,713	83,374
		160,243
TOTAL CONSUMER STAPLES		718,535
ENERGY - 11.2%
Energy Equipment & Services - 4.2%
BW Offshore Ltd.	8,883,298	9,155
Cal Dive International, Inc. (a)(e)	1,703,683	3,237
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Cameron International Corp. (a)	1,077,932	$ 68,244
Cathedral Energy Services Ltd.	1,181,800	6,552
Ensco PLC Class A	217,298	13,814
Essential Energy Services Ltd.	3,835,400	8,191
Fugro NV (Certificaten Van Aandelen)	63,755	3,864
Halliburton Co.	680,459	27,681
Helix Energy Solutions Group, Inc. (a)	7,253	172
McDermott International, Inc. (a)	899,079	10,942
National Oilwell Varco, Inc.	938,275	69,564
Noble Corp.	535,708	21,696
Schlumberger Ltd.	751,691	58,669
Tuscany International Drilling, Inc. (a)	4,471,471	1,076
Vantage Drilling Co. (a)	5,837,278	10,916
Xtreme Drilling & Coil Services Corp. (a)	3,427,560	5,327
Xtreme Drilling & Coil Services Corp. (g)	1,117,800	1,737
		320,837
Oil, Gas & Consumable Fuels - 7.0%
Americas Petrogas, Inc. (a)	2,225,900	5,624
Americas Petrogas, Inc. (a)(g)	2,665,500	6,735
Amyris, Inc. (a)(e)	750,192	2,281
Anadarko Petroleum Corp.	346,709	27,744
Apache Corp.	228,946	19,177
BPZ Energy, Inc. (a)(e)	2,730,178	8,600
Cabot Oil & Gas Corp.	197,500	10,424
Canadian Natural Resources Ltd.	213,676	6,453
Cobalt International Energy, Inc. (a)	455,100	11,018
Concho Resources, Inc. (a)	128,607	11,732
Crew Energy, Inc. (a)	887,100	5,292
Crown Point Energy, Inc. (a)	942,800	350
Crown Point Energy, Inc. (g)	4,157,416	1,542
Double Eagle Petroleum Co. (a)(f)	912,603	4,636
Emerald Oil, Inc. (a)	491,459	2,924
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	0
Energen Corp.	36,230	1,744
EOG Resources, Inc.	79,195	9,898
EQT Corp.	263,850	15,675
EV Energy Partners LP	71,892	4,227
Gran Tierra Energy, Inc. (Canada) (a)	1,347,400	7,187
Halcon Resources Corp.	910,000	6,952
Hess Corp.	179,956	12,086
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
InterOil Corp. (a)(e)	513,928	$ 30,671
Madalena Ventures, Inc. (a)	5,491,500	2,175
Marathon Petroleum Corp.	402,322	29,856
Markwest Energy Partners LP	179,613	9,918
Murphy Oil Corp.	206,567	12,295
Noble Energy, Inc.	19,700	2,123
Northern Oil & Gas, Inc. (a)(e)	2,112,390	34,939
Occidental Petroleum Corp.	459,837	40,590
Painted Pony Petroleum Ltd. (a)(g)	456,400	4,576
Painted Pony Petroleum Ltd. Class A (a)	630,500	6,321
Pan Orient Energy Corp.	739,800	2,811
PBF Energy, Inc. Class A (e)	78,750	2,630
Peabody Energy Corp.	751,654	18,904
Petrominerales Ltd.	1,017,100	9,055
Phillips 66	400,163	24,238
Pioneer Natural Resources Co.	89,233	10,488
Royal Dutch Shell PLC Class A sponsored ADR	319,398	22,524
Southcross Energy Partners LP	95,500	2,246
Suncor Energy, Inc.	229,900	7,814
TAG Oil Ltd. (a)(f)	3,127,900	14,645
TAG Oil Ltd. (f)(g)	146,900	688
Targa Resources Corp.	122,408	7,389
The Williams Companies, Inc.	973,192	34,110
Valero Energy Corp.	232,400	10,163
Western Gas Equity Partners LP	94,857	3,202
		526,672
TOTAL ENERGY		847,509
FINANCIALS - 13.9%
Capital Markets - 1.4%
AllianceBernstein Holding LP	115,800	2,358
Ares Capital Corp.	507,443	9,088
BlackRock, Inc. Class A	72,832	17,209
Goldman Sachs Group, Inc.	3,600	532
GP Investments Ltd. (depositary receipt) (a)	3,963,079	10,488
ICAP PLC	697,300	3,608
ICG Group, Inc. (a)	512,336	6,148
Invesco Ltd.	538,787	14,682
KKR & Co. LP	585,055	9,876
MLP AG	68,820	597
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Monex Group, Inc.	21,021	$ 6,151
Morgan Stanley	670,361	15,318
The Blackstone Group LP	550,463	10,184
UBS AG (NY Shares)	127,500	2,215
		108,454
Commercial Banks - 3.2%
Axis Bank Ltd.	7,241	205
Bank of Ireland (a)	124,509	24
CIT Group, Inc. (a)	438,108	18,554
Comerica, Inc.	227,800	7,827
Commerce Bancshares, Inc.	190,143	7,140
Cullen/Frost Bankers, Inc.	65,253	3,843
Guaranty Trust Bank PLC GDR (Reg. S)	751,323	6,011
KeyCorp	789,200	7,418
M&T Bank Corp.	32,797	3,368
PNC Financial Services Group, Inc.	134,000	8,281
PT Bank Rakyat Indonesia Tbk	414,500	340
Regions Financial Corp.	946,017	7,360
U.S. Bancorp	1,215,325	40,227
Wells Fargo & Co.	3,780,941	131,690
		242,288
Consumer Finance - 0.5%
Capital One Financial Corp.	607,215	34,198
Diversified Financial Services - 2.7%
Citigroup, Inc.	2,282,691	96,238
IntercontinentalExchange, Inc. (a)	45,449	6,306
JPMorgan Chase & Co.	1,495,240	70,351
PICO Holdings, Inc. (a)(f)	1,408,113	29,613
The NASDAQ Stock Market, Inc.	170,808	4,837
		207,345
Insurance - 3.6%
ACE Ltd.	119,937	10,234
AEGON NV	576,860	3,851
AFLAC, Inc.	343,551	18,229
Allied World Assurance Co. Holdings Ltd.	111,470	9,456
American International Group, Inc. (a)	432,200	16,350
Assured Guaranty Ltd.	2,199,077	39,869
Axis Capital Holdings Ltd.	98,429	3,767
Berkshire Hathaway, Inc. Class B (a)	1,256,056	121,750
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,400	6,963
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	171,086	$ 6,388
Prudential Financial, Inc.	245,016	14,182
The Travelers Companies, Inc.	218,196	17,120
Validus Holdings Ltd.	225,852	8,223
		276,382
Real Estate Investment Trusts - 2.0%
American Campus Communities, Inc.	83,300	3,879
American Tower Corp.	325,513	24,788
Beni Stabili SpA SIIQ	14,178,600	9,799
CBL & Associates Properties, Inc.	1,047,564	22,512
Cousins Properties, Inc.	662,800	5,899
Douglas Emmett, Inc.	463,359	10,806
Education Realty Trust, Inc.	1,040,600	11,186
Lexington Corporate Properties Trust	819,900	9,019
Prologis, Inc.	404,324	16,133
SL Green Realty Corp.	191,742	15,412
Sovran Self Storage, Inc.	47,117	3,074
Westfield Group unit	268,749	3,133
Weyerhaeuser Co.	410,926	12,377
		148,017
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	1,699,361	36,672
TOTAL FINANCIALS		1,053,356
HEALTH CARE - 12.5%
Biotechnology - 3.7%
Alnylam Pharmaceuticals, Inc. (a)	805,000	19,425
Amgen, Inc.	486,809	41,603
ARIAD Pharmaceuticals, Inc. (a)	782,940	15,565
AVEO Pharmaceuticals, Inc. (a)(e)	995,409	7,874
Biogen Idec, Inc. (a)	139,000	21,695
Biovitrum AB (a)	1,889,028	11,320
Dynavax Technologies Corp. (a)	3,874,970	11,974
Elan Corp. PLC sponsored ADR (a)	1,663,500	17,483
Gentium SpA sponsored ADR (a)	364,345	4,365
Gilead Sciences, Inc. (a)	915,508	36,117
Grifols SA ADR	566,897	15,085
Infinity Pharmaceuticals, Inc. (a)	546,320	18,821
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Insmed, Inc. (a)	131,000	$ 766
Intercept Pharmaceuticals, Inc.	77,600	3,134
InterMune, Inc. (a)	470,422	4,634
Isis Pharmaceuticals, Inc. (a)	331,000	4,809
KaloBios Pharmaceuticals, Inc.	445,149	3,205
KaloBios Pharmaceuticals, Inc.	150,700	1,206
KYTHERA Biopharmaceuticals, Inc.	217,869	6,094
Merrimack Pharmaceuticals, Inc.	391,800	2,378
Synageva BioPharma Corp. (a)	80,900	3,742
Theravance, Inc. (a)	910,761	20,264
ZIOPHARM Oncology, Inc. (a)(e)	2,189,550	8,693
		280,252
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	50,689	1,590
Baxter International, Inc.	64,773	4,394
Boston Scientific Corp. (a)	1,595,338	11,917
CareFusion Corp. (a)	119,642	3,714
Covidien PLC	202,184	12,604
Genmark Diagnostics, Inc. (a)	807,700	8,691
Nakanishi, Inc.	38,300	4,440
Opto Circuits India Ltd.	727,896	1,085
Sirona Dental Systems, Inc. (a)	118,404	7,870
Stryker Corp.	192,720	12,074
Syneron Medical Ltd. (a)	311,522	3,184
The Cooper Companies, Inc.	38,300	3,882
Trinity Biotech PLC sponsored ADR	48,840	788
		76,233
Health Care Providers & Services - 3.0%
Accretive Health, Inc. (a)	1,066,744	13,772
Apollo Hospitals Enterprise Ltd.	251,291	3,814
BioScrip, Inc. (a)	299,466	3,363
Brookdale Senior Living, Inc. (a)	2,066,960	55,829
CIGNA Corp.	228,645	13,339
DaVita, Inc. (a)	140,079	16,167
Emeritus Corp. (a)	603,933	16,355
Express Scripts Holding Co. (a)	588,144	31,419
McKesson Corp.	138,876	14,614
MEDNAX, Inc. (a)	81,104	6,939
Qualicorp SA (a)	949,200	9,819
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	131,047	$ 7,594
UnitedHealth Group, Inc.	650,273	35,902
		228,926
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	416,259	18,640
Pharmaceuticals - 4.5%
Actavis, Inc. (a)	181,773	15,703
Allergan, Inc.	54,337	5,706
AVANIR Pharmaceuticals Class A (a)(e)	1,416,095	4,135
Biodelivery Sciences International, Inc. (a)	1,299,603	5,666
Cadence Pharmaceuticals, Inc. (a)(e)	3,743,120	17,705
Dechra Pharmaceuticals PLC	347,617	3,421
Endo Pharmaceuticals Holdings, Inc. (a)	460,000	14,564
Hi-Tech Pharmacal Co., Inc.	68,465	2,506
Horizon Pharma, Inc. (e)	3,196,305	6,808
Horizon Pharma, Inc:
warrants 2/28/17 (a)	253,903	0 *
warrants 9/25/17 (a)	932,200	0*
Impax Laboratories, Inc. (a)	211,789	4,270
Jazz Pharmaceuticals PLC (a)	186,400	10,511
Johnson & Johnson	1,458,226	107,792
Merck & Co., Inc.	1,968,653	85,144
Mylan, Inc. (a)	247,032	6,984
Novo Nordisk A/S Series B	132,737	24,436
Valeant Pharmaceuticals International, Inc. (Canada) (a)	137,100	9,091
Warner Chilcott PLC	663,286	9,399
XenoPort, Inc. (a)	643,046	5,395
Zoetis, Inc. Class A	124,300	3,232
		342,468
TOTAL HEALTH CARE		946,519
INDUSTRIALS - 12.5%
Aerospace & Defense - 2.3%
DigitalGlobe, Inc. (a)	655,425	18,332
Finmeccanica SpA (a)	326,000	2,142
General Dynamics Corp.	14,500	961
Honeywell International, Inc.	441,530	30,130
Meggitt PLC	2,825,241	19,492
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	103,611	$ 19,002
Raytheon Co.	225,788	11,895
Textron, Inc.	783,732	22,540
United Technologies Corp.	558,426	48,901
		173,395
Air Freight & Logistics - 0.5%
FedEx Corp.	18,252	1,852
Hub Group, Inc. Class A (a)	83,691	3,081
Pacer International, Inc. (a)	597,557	2,432
United Parcel Service, Inc. Class B	402,512	31,915
		39,280
Airlines - 0.1%
Copa Holdings SA Class A	21,733	2,382
easyJet PLC	123,200	1,819
		4,201
Building Products - 0.9%
Armstrong World Industries, Inc.	89,140	4,902
Lennox International, Inc.	104,986	6,038
Masco Corp.	893,081	16,424
Owens Corning (a)	788,007	32,836
Quanex Building Products Corp.	387,839	8,013
		68,213
Commercial Services & Supplies - 0.5%
Corrections Corp. of America	382,821	14,505
Multiplus SA	521,800	11,215
Republic Services, Inc.	281,605	8,980
Swisher Hygiene, Inc. (a)	2,081,064	2,809
Swisher Hygiene, Inc. (Canada) (a)(e)	1,367,162	2,051
		39,560
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	611,919	15,647
Fluor Corp.	191,625	12,423
Foster Wheeler AG (a)	682,107	17,810
MasTec, Inc. (a)	572,914	16,213
URS Corp.	105,036	4,357
		66,450
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.6%
Alstom SA	369,562	$ 16,404
AMETEK, Inc.	297,842	12,209
Emerson Electric Co.	492,505	28,196
Hubbell, Inc. Class B	99,942	9,100
Prysmian SpA	742,600	15,891
Regal-Beloit Corp.	362,422	26,877
Roper Industries, Inc.	93,558	10,988
		119,665
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	130,923	8,399
Danaher Corp.	221,684	13,286
General Electric Co.	3,422,868	76,261
Reunert Ltd.	124,060	1,035
		98,981
Machinery - 2.7%
Actuant Corp. Class A	457,661	13,492
Colfax Corp. (a)	189,642	8,460
Cummins, Inc.	166,284	19,094
Dover Corp.	115,195	7,969
Fiat Industrial SpA	1,474,205	18,986
GEA Group AG	108,804	3,944
Harsco Corp.	442,669	11,284
Illinois Tool Works, Inc.	292,048	18,349
Ingersoll-Rand PLC	547,161	28,119
Manitowoc Co., Inc.	1,112,442	19,579
Oshkosh Truck Corp. (a)	108,783	4,262
Pentair Ltd.	80,100	4,059
SPX Corp.	126,984	9,477
Stanley Black & Decker, Inc.	318,981	24,507
Timken Co.	203,681	10,919
		202,500
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	1,465,347	3,107
Professional Services - 0.4%
CRA International, Inc. (a)	268,080	4,984
Korn/Ferry International (a)	97,755	1,679
Manpower, Inc.	14,500	747
Randstad Holding NV	425,100	17,628
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	90,672	$ 5,538
Verisk Analytics, Inc. (a)	14,500	800
		31,376
Road & Rail - 0.8%
Con-way, Inc.	32,800	1,029
J.B. Hunt Transport Services, Inc.	147,481	9,921
Union Pacific Corp.	403,165	53,000
		63,950
Trading Companies & Distributors - 0.5%
Houston Wire & Cable Co.	624,888	7,467
Watsco, Inc.	151,925	11,448
WESCO International, Inc. (a)	223,076	16,269
		35,184
TOTAL INDUSTRIALS		945,862
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	708,786	4,054
Cisco Systems, Inc.	2,649,642	54,503
Motorola Solutions, Inc.	284,997	16,641
QUALCOMM, Inc.	412,790	27,257
		102,455
Computers & Peripherals - 3.8%
Apple, Inc.	520,003	236,759
Gemalto NV	83,742	7,457
NCR Corp. (a)	601,863	16,714
Seagate Technology	333,268	11,324
Western Digital Corp.	278,963	13,111
		285,365
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	382,925	14,712
Corning, Inc.	872,662	10,472
Flextronics International Ltd. (a)	677,351	4,206
InvenSense, Inc. (a)	36,400	531
Jabil Circuit, Inc.	416,424	7,875
TE Connectivity Ltd.	133,451	5,189
Yokogawa Electric Corp.	217,300	2,421
		45,406
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.4%
Active Network, Inc. (a)	705,080	$ 3,899
Baidu.com, Inc. sponsored ADR (a)	21,365	2,314
Cornerstone OnDemand, Inc. (a)	105,543	3,449
Demandware, Inc.	145,490	4,625
eBay, Inc. (a)	142,507	7,970
Facebook, Inc. Class A	453,426	14,043
Google, Inc. Class A (a)	152,402	115,169
Mail.ru Group Ltd. GDR (Reg. S)	246,600	8,204
QuinStreet, Inc. (a)	661,811	3,733
Velti PLC (a)(e)	2,120,929	7,890
VeriSign, Inc. (a)	160,050	6,948
		178,244
IT Services - 3.5%
Accenture PLC Class A	264,967	19,048
Amdocs Ltd.	260,154	9,285
Cognizant Technology Solutions Corp. Class A (a)	447,720	35,003
EPAM Systems, Inc.	514,005	10,650
ExlService Holdings, Inc. (a)	325,959	9,668
Fidelity National Information Services, Inc.	495,835	18,400
Fiserv, Inc. (a)	158,268	12,711
Gartner, Inc. Class A (a)	50,702	2,612
Global Payments, Inc.	43,494	2,143
MasterCard, Inc. Class A	61,523	31,894
Sapient Corp. (a)	707,419	8,567
ServiceSource International, Inc. (a)	968,125	5,857
Unisys Corp. (a)	791,684	17,583
Virtusa Corp. (a)	335,942	6,957
Visa, Inc. Class A	492,628	77,791
		268,169
Office Electronics - 0.3%
Xerox Corp.	2,863,581	22,937
Semiconductors & Semiconductor Equipment - 3.8%
Altera Corp.	218,117	7,289
ANADIGICS, Inc. (a)	507,076	1,308
Analog Devices, Inc.	387,459	16,909
Applied Micro Circuits Corp. (a)	364,735	3,126
ASML Holding NV	782,736	58,776
Avago Technologies Ltd.	410,959	14,700
Broadcom Corp. Class A	319,610	10,371
Cirrus Logic, Inc. (a)	586,684	16,562
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cymer, Inc. (a)	29,215	$ 3,008
Freescale Semiconductor Holdings I Ltd. (a)	1,531,015	22,123
LTX-Credence Corp. (a)	2,307,912	14,171
MagnaChip Semiconductor Corp. (a)	347,200	5,562
Maxim Integrated Products, Inc.	639,151	20,101
Micron Technology, Inc. (a)	796,796	6,024
Monolithic Power Systems, Inc.	351,731	8,195
NXP Semiconductors NV (a)	767,732	23,024
Samsung Electronics Co. Ltd.	24,424	32,505
Skyworks Solutions, Inc. (a)	1,131,699	27,093
		290,847
Software - 2.6%
Activision Blizzard, Inc.	891,000	10,148
Adobe Systems, Inc. (a)	195,067	7,379
Autodesk, Inc. (a)	251,305	9,771
Check Point Software Technologies Ltd. (a)	371,309	18,565
Citrix Systems, Inc. (a)	373,711	27,341
Comverse Technology, Inc.	3,632,060	15,836
Comverse, Inc.	363,206	10,489
Electronic Arts, Inc. (a)	1,321,705	20,790
Jive Software, Inc. (a)	170,202	2,609
MICROS Systems, Inc. (a)	65,300	3,006
Nuance Communications, Inc. (a)	453,131	10,898
Oracle Corp.	1,129,083	40,094
Progress Software Corp. (a)	51,000	1,197
Sourcefire, Inc. (a)	90,564	3,858
Symantec Corp. (a)	304,263	6,624
VMware, Inc. Class A (a)	73,162	5,595
Workday, Inc.	85,000	4,541
		198,741
TOTAL INFORMATION TECHNOLOGY		1,392,164
MATERIALS - 4.7%
Chemicals - 1.9%
Albemarle Corp.	133,766	8,201
Ashland, Inc.	177,615	13,945
Axiall Corp. (e)	229,226	12,878
Eastman Chemical Co.	57,950	4,123
Innospec, Inc.	133,005	5,353
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	168,037	$ 10,657
Monsanto Co.	155,008	15,710
PetroLogistics LP	542,757	8,396
PPG Industries, Inc.	33,326	4,595
Praxair, Inc.	39,800	4,393
Spartech Corp. (a)	858,507	8,182
W.R. Grace & Co. (a)	687,929	49,393
		145,826
Construction Materials - 0.4%
HeidelbergCement Finance AG	107,913	6,797
Lafarge SA (Bearer)	72,700	4,445
Martin Marietta Materials, Inc.	21,825	2,155
Vulcan Materials Co.	290,494	16,430
		29,827
Containers & Packaging - 0.2%
Nampak Ltd.	2,534,100	8,893
Rock-Tenn Co. Class A	131,957	10,418
		19,311
Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd. (Canada)	174,400	7,979
ArcelorMittal SA Class A unit	329,900	5,661
Commercial Metals Co.	1,119,644	18,642
Copper Mountain Mining Corp. (a)	477,400	1,680
First Quantum Minerals Ltd.	278,840	5,622
Freeport-McMoRan Copper & Gold, Inc.	439,795	15,503
Goldcorp, Inc.	357,000	12,574
Iluka Resources Ltd. (e)	471,048	4,775
Ivanplats Ltd. (g)	665,000	3,200
Ivanplats Ltd. Class A (h)	6,810,028	29,496
POSCO	8,693	2,844
Randgold Resources Ltd. sponsored ADR	253,423	23,862
Turquoise Hill Resources Ltd. (a)	3,324,736	25,601
		157,439
Paper & Forest Products - 0.1%
Canfor Corp. (a)	242,700	4,472
International Paper Co.	72,539	3,005
		7,477
TOTAL MATERIALS		359,880
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	549,300	$ 22,219
Frontier Communications Corp. (e)	1,038,889	4,748
PT Telkomunikasi Indonesia Tbk sponsored ADR	252,541	10,013
		36,980
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	18,400	1,298
SBA Communications Corp. Class A (a)	377,311	26,283
Vodafone Group PLC	2,535,100	6,919
		34,500
TOTAL TELECOMMUNICATION SERVICES		71,480
UTILITIES - 2.7%
Electric Utilities - 1.4%
Edison International	401,924	19,369
ITC Holdings Corp.	249,927	20,244
NextEra Energy, Inc.	505,556	36,425
Northeast Utilities	707,580	28,820
OGE Energy Corp.	39,848	2,339
		107,197
Gas Utilities - 0.1%
Atmos Energy Corp.	104,257	3,895
ONEOK, Inc.	160,267	7,534
		11,429
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	2,484,093	26,928
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	246,662	5,042
PG&E Corp.	251,671	10,731
Sempra Energy	557,849	41,867
		57,640
TOTAL UTILITIES		203,194
TOTAL COMMON STOCKS (Cost $6,025,765)		7,474,243
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	92,200	$ 5,939
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Banco Pine SA	406,444	2,974
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	2,200	226
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,200
TOTAL PREFERRED STOCKS (Cost $9,108)		9,139
Corporate Bonds - 0.7%
		Principal Amount (000s)
Convertible Bonds - 0.6%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (g)		$ 3,660	3,898
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		7,356	5,109
TOTAL ENERGY			9,007
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(g)		16,623	7,127
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Exelixis, Inc. 4.25% 8/15/19		9,070	9,087
InterMune, Inc. 2.5% 12/15/17		2,810	3,015
Theravance, Inc. 2.125% 1/15/23		3,620	3,747
			15,849
Corporate Bonds - continued
		Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (h)		$ 4,085	$ 4,085
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc. 3% 10/1/17		4,830	3,665
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		3,730	4,047
TOTAL CONVERTIBLE BONDS			43,780
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	5,542	7,722
TOTAL CORPORATE BONDS (Cost $53,353)			51,502
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	31,926,564	31,927
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	83,726,256	83,726
TOTAL MONEY MARKET FUNDS (Cost $115,653)		115,653
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,203,879)		7,650,537
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(68,143)
NET ASSETS - 100%		$ 7,582,394
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,550,000 or 0.4% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,316,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 4,085
Ivanplats Ltd. Class A	10/23/12	$ 32,981
Mood Media Corp.	2/2/11	$ 4,054
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	1,404
Total	$ 1,442
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Body Central Corp.	$ 10,585	$ 228	$ -	$ -	$ 8,311
Double Eagle Petroleum Co.	3,787	-	-	-	4,636
Emerald Oil, Inc.	-	4,260	3,456	-	-
Emerald Oil, Inc. warrants 2/4/16	-	-	-	-	-
GeoEye, Inc.	31,912	-	19,530	-	-
LTX-Credence Corp.	14,900	898	2,352	-	-
PICO Holdings, Inc.	33,875	57	-	-	29,613
TAG Oil Ltd.	11,208	7,233	-	-	14,645
TAG Oil Ltd. (144A)	1,027	-	-	-	688
Total	$ 107,294	$ 12,676	$ 25,338	$ -	$ 57,893
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 935,744	$ 935,744	$ -	$ -
Consumer Staples	718,535	702,496	16,039	-
Energy	847,509	847,509	-	-
Financials	1,056,330	1,052,455	3,875	-
Health Care	946,745	919,104	27,641	-
Industrials	945,862	943,053	2,809	-
Information Technology	1,398,103	1,398,103	-	-
Materials	359,880	327,540	32,340	-
Telecommunication Services	71,480	64,561	6,919	-
Utilities	203,194	203,194	-	-
Corporate Bonds	51,502	-	47,417	4,085
Money Market Funds	115,653	115,653	-	-
Total Investments in Securities:	$ 7,650,537	$ 7,509,412	$ 137,040	$ 4,085
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.2%
Canada	3.4%
United Kingdom	2.5%
Netherlands	1.7%
Bermuda	1.7%
Ireland	1.6%
Others (Individually Less Than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $81,150) - See accompanying schedule: Unaffiliated issuers (cost $5,994,235)	$ 7,476,991
Fidelity Central Funds (cost $115,653)	115,653
Other affiliated issuers (cost $93,991)	57,893
Total Investments (cost $6,203,879)		$ 7,650,537
Cash		841
Foreign currency held at value (cost $369)		369
Receivable for investments sold: Regular delivery		86,970
Delayed delivery		2,094
Receivable for fund shares sold		3,849
Dividends receivable		4,484
Interest receivable		1,316
Distributions receivable from Fidelity Central Funds		310
Prepaid expenses		13
Other receivables		874
Total assets		7,751,657

Liabilities
Payable for investments purchased	$ 74,673
Payable for fund shares redeemed	6,577
Accrued management fee	2,711
Other affiliated payables	1,161
Other payables and accrued expenses	415
Collateral on securities loaned, at value	83,726
Total liabilities		169,263

Net Assets		$ 7,582,394
Net Assets consist of:
Paid in capital		$ 6,104,803
Distributions in excess of net investment income		(11,424)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,363
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,446,652
Net Assets		$ 7,582,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($6,223,281 ÷ 197,659 shares)	$ 31.48

Class K: Net Asset Value, offering price and redemption price per share ($1,359,113 ÷ 43,193 shares)	$ 31.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 62,978
Interest		972
Income from Fidelity Central Funds		1,442
Total income		65,392

Expenses
Management fee Basic fee	$ 20,379
Performance adjustment	(3,890)
Transfer agent fees	6,372
Accounting and security lending fees	601
Custodian fees and expenses	135
Independent trustees' compensation	25
Registration fees	40
Audit	52
Legal	25
Miscellaneous	33
Total expenses before reductions	23,772
Expense reductions	(720)	23,052
Net investment income (loss)		42,340
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,815
Other affiliated issuers	(11,738)
Foreign currency transactions	(76)
Total net realized gain (loss)		160,001
Change in net unrealized appreciation (depreciation) on: Investment securities	695,039
Assets and liabilities in foreign currencies	30
Total change in net unrealized appreciation (depreciation)		695,069
Net gain (loss)		855,070
Net increase (decrease) in net assets resulting from operations		$ 897,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,340	$ 62,998
Net realized gain (loss)	160,001	282,332
Change in net unrealized appreciation (depreciation)	695,069	(523,395)
Net increase (decrease) in net assets resulting from operations	897,410	(178,065)
Distributions to shareholders from net investment income	(73,780)	(42,120)
Distributions to shareholders from net realized gain	(120,845)	(5,141)
Total distributions	(194,625)	(47,261)
Share transactions - net increase (decrease)	(246,583)	(2,591,197)
Total increase (decrease) in net assets	456,202	(2,816,523)

Net Assets
Beginning of period	7,126,192	9,942,715
End of period (including distributions in excess of net investment income of $11,424 and undistributed net investment income of $20,016, respectively)	$ 7,582,394	$ 7,126,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.61	$ 28.96	$ 23.84	$ 20.25	$ 25.40	$ 32.73
Income from Investment Operations
Net investment income (loss) D	.17	.20	.12	.13 G	.24	.43
Net realized and unrealized gain (loss)	3.50	(.41)	5.23	3.63	(4.01)	(5.08)
Total from investment operations	3.67	(.21)	5.35	3.76	(3.77)	(4.65)
Distributions from net investment income	(.30)	(.12)	(.15)	(.12)	(.37)	(.45)
Distributions from net realized gain	(.50)	(.02)	(.08)	(.05)	(1.01)	(2.23)
Total distributions	(.80)	(.14)	(.23)	(.17)	(1.38) J	(2.68)
Net asset value, end of period	$ 31.48	$ 28.61	$ 28.96	$ 23.84	$ 20.25	$ 25.40
Total Return B,C	13.01%	(.67)%	22.57%	18.59%	(15.33)%	(15.45)%
Ratios to Average Net Assets E,H
Expenses before reductions	.68% A	.91%	.93%	.93%	.62%	.64%
Expenses net of fee waivers, if any	.68% A	.91%	.93%	.93%	.62%	.64%
Expenses net of all reductions	.66% A	.91%	.93%	.92%	.62%	.63%
Net investment income (loss)	1.13% A	.75%	.44%	.56% G	1.34%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$ 6,223	$ 5,905	$ 9,309	$ 7,730	$ 6,603	$ 9,502
Portfolio turnover rate F	54% A	63% I	67%	85%	177%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $1.38 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.62	$ 28.98	$ 23.86	$ 20.26	$ 25.41	$ 27.72
Income from Investment Operations
Net investment income (loss) D	.19	.25	.17	.18 G	.26	.10
Net realized and unrealized gain (loss)	3.51	(.43)	5.22	3.63	(4.00)	(2.41)
Total from investment operations	3.70	(.18)	5.39	3.81	(3.74)	(2.31)
Distributions from net investment income	(.35)	(.17)	(.20)	(.16)	(.41)	-
Distributions from net realized gain	(.50)	(.02)	(.08)	(.05)	(1.01)	-
Total distributions	(.85)	(.18) M	(.27) L	(.21)	(1.41) K	-
Net asset value, end of period	$ 31.47	$ 28.62	$ 28.98	$ 23.86	$ 20.26	$ 25.41
Total Return B,C	13.13%	(.52)%	22.79%	18.86%	(15.16)%	(8.33)%
Ratios to Average Net Assets E,I
Expenses before reductions	.52% A	.75%	.78%	.72%	.40%	.47% A
Expenses net of fee waivers, if any	.52% A	.75%	.78%	.72%	.40%	.47% A
Expenses net of all reductions	.50% A	.75%	.77%	.71%	.39%	.47% A
Net investment income (loss) F	1.28% A	.91%	.60%	.76% G	1.57%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,359,113	$ 1,220,737	$ 633,935	$ 355,463	$ 201,625	$ 92
Portfolio turnover rate F	54% A	63% J	67%	85%	177%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share.

L Total distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share.

M Total distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,661,716
Gross unrealized depreciation	(223,220)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,438,496

Tax cost	$ 6,212,041

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,964,030 and $2,285,393, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	$ 6,054.20
Class K	318.05
	$ 6,372

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,920. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,404, including $99 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $720 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Dividend Growth	$ 58,843	$ 37,592
Class K	14,937	4,528
Total	$ 73,780	$ 42,120
From net realized gain
Dividend Growth	$ 99,451	$ 4,761
Class K	21,394	380
Total	$ 120,845	$ 5,141

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Dividend Growth
Shares sold	9,636	28,017	$ 289,351	$ 753,110
Reinvestment of distributions	4,994	1,596	147,845	40,357
Shares redeemed	(23,392)	(144,643)A	(699,625)	(3,948,966)A
Net increase (decrease)	(8,762)	(115,030)	$ (262,429)	$ (3,155,499)
Class K
Shares sold	5,028	29,433	$ 150,801	$ 801,392
Reinvestment of distributions	1,228	194	36,331	4,908
Shares redeemed	(5,716)	(8,851)	(171,286)	(241,998)
Net increase (decrease)	540	20,776	$ 15,846	$ 564,302

A Amount includes in-kind redemptions

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118 for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

DGF-USAN-0313
1.789283.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Value

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B
and Class C are classes of
Fidelity® Small Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.35%
Actual		$ 1,000.00	$ 1,203.50	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.58%
Actual		$ 1,000.00	$ 1,201.90	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,017.24	$ 8.03
Class B	2.12%
Actual		$ 1,000.00	$ 1,198.90	$ 11.75
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Class C	2.12%
Actual		$ 1,000.00	$ 1,198.30	$ 11.75
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Small Cap Value	1.05%
Actual		$ 1,000.00	$ 1,204.80	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class F	.82%
Actual		$ 1,000.00	$ 1,206.30	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,205.70	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Superior Energy Services, Inc.	3.1	3.0
TCF Financial Corp.	2.9	2.7
Berry Petroleum Co. Class A	2.7	2.6
Hanesbrands, Inc.	2.5	2.6
HNI Corp.	2.5	2.7
DCT Industrial Trust, Inc.	2.5	2.8
WESCO International, Inc.	2.4	2.4
Platinum Underwriters Holdings Ltd.	2.4	2.4
Tech Data Corp.	2.2	1.9
Ingram Micro, Inc. Class A	2.1	0.9
	25.3
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.2	35.8
Industrials	14.6	14.1
Consumer Discretionary	13.1	14.0
Information Technology	11.7	11.0
Health Care	6.0	6.6
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 98.8%		Stocks 100.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) † 0.0%
* Foreign investments	8.9%	** Foreign investments	9.8%

† Amount represents less than 0.1%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 1.7%
Regis Corp. (e)	3,400,000	$ 60,350,000
Household Durables - 4.2%
KB Home (d)	2,400,000	45,768,000
Ryland Group, Inc.	750,000	29,790,000
Tempur-Pedic International, Inc. (a)(d)	1,800,000	70,128,000
		145,686,000
Media - 1.7%
Valassis Communications, Inc. (d)(e)	2,102,541	58,997,300
Specialty Retail - 2.5%
Asbury Automotive Group, Inc. (a)	800,000	28,448,000
Genesco, Inc. (a)	632,300	39,411,259
Tsutsumi Jewelry Co. Ltd.	800,000	19,657,718
		87,516,977
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	2,300,000	86,204,000
TOTAL CONSUMER DISCRETIONARY		438,754,277
CONSUMER STAPLES - 2.7%
Food Products - 1.8%
Chiquita Brands International, Inc. (a)(e)	3,375,000	24,806,250
Post Holdings, Inc. (a)	984,700	37,408,753
		62,215,003
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	600,000	30,384,000
TOTAL CONSUMER STAPLES		92,599,003
ENERGY - 5.8%
Energy Equipment & Services - 3.1%
Superior Energy Services, Inc. (a)	4,250,000	106,122,498
Oil, Gas & Consumable Fuels - 2.7%
Berry Petroleum Co. Class A	2,575,000	94,811,500
TOTAL ENERGY		200,933,998
FINANCIALS - 36.2%
Capital Markets - 3.8%
Federated Investors, Inc. Class B (non-vtg.) (d)	882,860	20,888,468
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Monex Group, Inc.	149,703	$ 43,808,325
Waddell & Reed Financial, Inc. Class A	1,700,000	67,490,000
		132,186,793
Commercial Banks - 11.9%
Associated Banc-Corp.	4,500,000	64,215,000
CapitalSource, Inc.	8,350,000	67,718,500
City National Corp.	1,044,642	55,324,240
First Citizen Bancshares, Inc.	19,046	3,320,861
First Citizen Bancshares, Inc. (f)	180,954	28,396,026
National Penn Bancshares, Inc.	4,400,000	42,900,000
PacWest Bancorp (e)	1,900,000	52,212,000
TCF Financial Corp.	7,303,000	99,758,980
		413,845,607
Consumer Finance - 2.6%
Cash America International, Inc.	377,700	18,095,607
EZCORP, Inc. (non-vtg.) Class A (a)	1,600,000	35,520,000
World Acceptance Corp. (a)(d)	475,000	36,836,250
		90,451,857
Insurance - 6.7%
Alterra Capital Holdings Ltd.	1,385,995	42,231,268
Aspen Insurance Holdings Ltd.	2,100,000	71,631,000
Platinum Underwriters Holdings Ltd. (e)	1,694,139	82,555,393
ProAssurance Corp.	808,239	36,403,085
		232,820,746
Real Estate Investment Trusts - 6.9%
DCT Industrial Trust, Inc. (d)	11,980,586	84,582,937
Franklin Street Properties Corp. (e)	4,800,000	62,400,000
Highwoods Properties, Inc. (SBI)	1,720,330	61,931,880
National Retail Properties, Inc. (d)	900,000	28,818,000
		237,732,817
Real Estate Management & Development - 0.9%
Forestar Group, Inc. (a)	1,606,087	30,563,836
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp. (e)	5,404,051	$ 52,635,457
Washington Federal, Inc.	3,715,000	65,346,850
		117,982,307
TOTAL FINANCIALS		1,255,583,963
HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 1.2%
Integra LifeSciences Holdings Corp. (a)	950,000	40,042,500
Health Care Providers & Services - 4.8%
Chemed Corp.	465,200	35,145,860
MEDNAX, Inc. (a)	779,700	66,711,132
Team Health Holdings, Inc. (a)	1,927,580	65,287,135
		167,144,127
TOTAL HEALTH CARE		207,186,627
INDUSTRIALS - 14.6%
Commercial Services & Supplies - 8.1%
ACCO Brands Corp.	5,000,000	41,650,000
HNI Corp. (e)	2,700,000	85,239,000
Knoll, Inc.	1,750,000	29,015,000
Quad/Graphics, Inc. (d)(e)	2,675,000	58,047,500
United Stationers, Inc.	1,980,800	66,039,872
		279,991,372
Electrical Equipment - 2.1%
GrafTech International Ltd. (a)(e)	7,600,000	72,960,000
Machinery - 2.0%
Blount International, Inc. (a)(e)	2,975,000	50,723,750
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,050,000	19,866,000
		70,589,750
Trading Companies & Distributors - 2.4%
WESCO International, Inc. (a)	1,153,633	84,134,455
TOTAL INDUSTRIALS		507,675,577
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.6%
Polycom, Inc. (a)	3,600,000	$ 39,708,000
ViaSat, Inc. (a)(d)	1,325,000	50,893,250
		90,601,250
Electronic Equipment & Components - 6.0%
Ingram Micro, Inc. Class A (a)	4,050,000	73,629,000
Macnica, Inc.	677,400	13,237,616
Ryoyo Electro Corp. (e)	1,972,700	17,948,345
SYNNEX Corp. (a)	790,000	28,400,500
Tech Data Corp. (a)	1,479,500	75,321,345
		208,536,806
Internet Software & Services - 1.3%
j2 Global, Inc. (d)	1,350,000	42,957,000
Semiconductors & Semiconductor Equipment - 0.4%
Miraial Co. Ltd. (e)	720,200	14,081,881
Software - 1.4%
Monotype Imaging Holdings, Inc. (e)	2,671,431	48,299,472
TOTAL INFORMATION TECHNOLOGY		404,476,409
MATERIALS - 4.7%
Chemicals - 1.7%
PolyOne Corp.	2,800,000	61,152,000
Metals & Mining - 3.0%
Carpenter Technology Corp.	409,380	21,422,855
Haynes International, Inc.	550,000	28,116,000
RTI International Metals, Inc. $$ (a)(e)	1,880,000	53,392,000
		102,930,855
TOTAL MATERIALS		164,082,855
UTILITIES - 4.0%
Electric Utilities - 2.9%
UIL Holdings Corp.	1,350,000	50,233,500
UNS Energy Corp.	1,150,000	52,083,500
		102,317,000
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.1%
Southwest Gas Corp.	836,756	$ 37,269,112
TOTAL UTILITIES		139,586,112
TOTAL COMMON STOCKS (Cost $2,590,471,098)		3,410,878,821
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $11,958,450)	750,400	17,964,576
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.16% (b)	38,138,759	38,138,759
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	73,365,025	73,365,025
TOTAL MONEY MARKET FUNDS (Cost $111,503,784)		111,503,784
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,713,933,332)		3,540,347,181
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(69,372,572)
NET ASSETS - 100%		$ 3,470,974,609
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,396,026 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 25,333,560
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,325
Fidelity Securities Lending Cash Central Fund	237,848
Total	$ 248,173
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 51,038,992	$ -	$ 134,410	$ 432,324	$ 52,635,457
Blount International, Inc.	37,039,161	4,861,737	-	-	50,723,750
Chiquita Brands International, Inc.	17,482,500	-	-	-	24,806,250
Columbus McKinnon Corp. (NY Shares)	15,414,197	33,512	-	-	19,866,000
Forestar Group, Inc.	22,724,438	-	7,503,701	-	-
Franklin Street Properties Corp.	32,769,200	18,353,991	-	679,443	62,400,000
GrafTech International Ltd.	62,334,250	14,832,304	-	-	72,960,000
HNI Corp.	71,739,000	-	-	1,296,000	85,239,000
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Miraial Co. Ltd.	$ 10,410,478	$ -	$ -	$ 294,642	$ 14,081,881
Monotype Imaging Holdings, Inc.	38,936,219	295,917	-	212,950	48,299,472
PacWest Bancorp	42,557,616	917,960	-	809,368	52,212,000
Platinum Underwriters Holdings Ltd.	64,411,165	-	-	271,062	82,555,393
Quad/Graphics, Inc.	28,908,484	12,835,355	-	6,556,250	58,047,500
Regis Corp.	52,452,000	4,787,419	-	390,000	60,350,000
RTI International Metals, Inc.	42,206,000	-	-	-	53,392,000
Ryoyo Electro Corp.	20,552,790	-	-	302,646	17,948,345
Valassis Communications, Inc.	35,733,655	13,465,583	-	651,788	58,997,300
Western Liberty Bancorp	2,879,407	-	3,071,972	-	-
Total	$ 649,589,552	$ 70,383,778	$ 10,710,083	$ 11,896,473	$ 814,514,348
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 88,107,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,724,657) - See accompanying schedule: Unaffiliated issuers (cost $1,949,633,701)	$ 2,614,329,049
Fidelity Central Funds (cost $111,503,784)	111,503,784
Other affiliated issuers (cost $652,795,847)	814,514,348
Total Investments (cost $2,713,933,332)		$ 3,540,347,181
Cash		484,367
Receivable for investments sold		12,199,775
Receivable for fund shares sold		7,744,111
Dividends receivable		2,336,477
Distributions receivable from Fidelity Central Funds		47,059
Prepaid expenses		6,802
Other receivables		115,575
Total assets		3,563,281,347

Liabilities
Payable for investments purchased	$ 12,668,778
Payable for fund shares redeemed	3,390,243
Accrued management fee	2,161,173
Distribution and service plan fees payable	125,883
Other affiliated payables	554,408
Other payables and accrued expenses	41,228
Collateral on securities loaned, at value	73,365,025
Total liabilities		92,306,738

Net Assets		$ 3,470,974,609
Net Assets consist of:
Paid in capital		$ 2,575,966,501
Undistributed net investment income		3,202,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		65,395,793
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		826,409,538
Net Assets		$ 3,470,974,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($203,917,810 ÷ 11,805,320 shares)	$ 17.27

Maximum offering price per share (100/94.25 of $17.27)	$ 18.32
Class T: Net Asset Value and redemption price per share ($78,144,124 ÷ 4,578,229 shares)	$ 17.07

Maximum offering price per share (100/96.50 of $17.07)	$ 17.69
Class B: Net Asset Value and offering price per share ($7,282,726 ÷ 439,949 shares)A	$ 16.55

Class C: Net Asset Value and offering price per share ($62,707,198 ÷ 3,788,059 shares)A	$ 16.55

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,177,394,020 ÷ 124,633,048 shares)	$ 17.47

Class F: Net Asset Value, offering price and redemption price per share ($693,676,594 ÷ 39,629,844 shares)	$ 17.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($247,852,137 ÷ 14,180,860 shares)	$ 17.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $11,896,473 earned from other affiliated issuers)		$ 35,108,998
Interest		39
Income from Fidelity Central Funds		248,173
Total income		35,357,210

Expenses
Management fee Basic fee	$ 10,395,105
Performance adjustment	1,044,295
Transfer agent fees	2,768,811
Distribution and service plan fees	668,112
Accounting and security lending fees	436,044
Custodian fees and expenses	32,616
Independent trustees' compensation	9,382
Registration fees	115,672
Audit	33,160
Legal	7,171
Interest	218
Miscellaneous	11,233
Total expenses before reductions	15,521,819
Expense reductions	(183,042)	15,338,777
Net investment income (loss)		20,018,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,698,979
Other affiliated issuers	(3,822,586)
Foreign currency transactions	(25,388)
Total net realized gain (loss)		77,851,005
Change in net unrealized appreciation (depreciation) on: Investment securities	471,122,048
Assets and liabilities in foreign currencies	(4,934)
Total change in net unrealized appreciation (depreciation)		471,117,114
Net gain (loss)		548,968,119
Net increase (decrease) in net assets resulting from operations		$ 568,986,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,018,433	$ 9,490,811
Net realized gain (loss)	77,851,005	99,657,152
Change in net unrealized appreciation (depreciation)	471,117,114	(37,724,900)
Net increase (decrease) in net assets resulting from operations	568,986,552	71,423,063
Distributions to shareholders from net investment income	(21,412,007)	(3,813,704)
Distributions to shareholders from net realized gain	(85,195,351)	(148,970,854)
Total distributions	(106,607,358)	(152,784,558)
Share transactions - net increase (decrease)	324,724,498	230,904,084
Redemption fees	178,167	569,163
Total increase (decrease) in net assets	787,281,859	150,111,752

Net Assets
Beginning of period	2,683,692,750	2,533,580,998
End of period (including undistributed net investment income of $3,202,777 and undistributed net investment income of $4,596,351, respectively)	$ 3,470,974,609	$ 2,683,692,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34
Income from Investment Operations
Net investment income (loss) E	.08	.01	.01 H	.02 I	.08	(.01)
Net realized and unrealized gain (loss)	2.87	.30	2.22	2.33	(.60)	(1.98)
Total from investment operations	2.95	.31	2.23	2.35	(.52)	(1.99)
Distributions from net investment income	(.07)	(.01)	(.08)	(.03)	(.06)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.54)	(.93) L	(.20)	(.03)	(.17)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 17.27	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82
Total Return B, C, D	20.35%	3.24%	16.72%	21.16%	(4.37)%	(14.35)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.35% A	1.44%	1.44%	1.47%	1.45%	1.43%
Expenses net of fee waivers, if any	1.35% A	1.44%	1.43%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.44%	1.43%	1.39%	1.40%	1.40%
Net investment income (loss)	1.06% A	.09%	.06% H	.17% I	.81%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,918	$ 150,285	$ 140,707	$ 96,994	$ 55,029	$ 52,446
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28
Income from Investment Operations
Net investment income (loss) E	.06	(.02)	(.03) H	(.01) I	.05	(.04)
Net realized and unrealized gain (loss)	2.84	.31	2.20	2.31	(.59)	(1.97)
Total from investment operations	2.90	.29	2.17	2.30	(.54)	(2.01)
Distributions from net investment income	(.06)	-	(.05)	(.01)	(.04)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.53)	(.93)	(.17)	(.01)	(.15)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 17.07	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74
Total Return B, C, D	20.19%	3.08%	16.36%	20.87%	(4.57)%	(14.58)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.58% A	1.67%	1.70%	1.72%	1.70%	1.68%
Expenses net of fee waivers, if any	1.58% A	1.67%	1.69%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.57% A	1.67%	1.69%	1.64%	1.65%	1.65%
Net investment income (loss)	.84% A	(.14)%	(.19)% H	(.08)% I	.56%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,144	$ 57,514	$ 55,845	$ 44,091	$ 28,534	$ 32,091
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.10) H	(.07) I	.01	(.10)
Net realized and unrealized gain (loss)	2.75	.29	2.15	2.27	(.59)	(1.96)
Total from investment operations	2.77	.20	2.05	2.20	(.58)	(2.06)
Distributions from net investment income	(.02)	-	(.01)	-	(.03)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.49)	(.93)	(.13)	-	(.14)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60
Total Return B, C, D	19.89%	2.51%	15.80%	20.22%	(5.05)%	(15.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.12% A	2.19%	2.20%	2.22%	2.20%	2.18%
Expenses net of fee waivers, if any	2.12% A	2.19%	2.19%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.19%	2.19%	2.14%	2.15%	2.15%
Net investment income (loss)	.30% A	(.66)%	(.69)% H	(.58)% I	.06%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,283	$ 6,675	$ 8,549	$ 9,747	$ 7,153	$ 7,886
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.10) H	(.07) I	.01	(.10)
Net realized and unrealized gain (loss)	2.75	.29	2.17	2.26	(.58)	(1.96)
Total from investment operations	2.77	.20	2.07	2.19	(.57)	(2.06)
Distributions from net investment income	(.03)	-	(.02)	-	(.03)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.50)	(.93)	(.14)	-	(.14)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60
Total Return B, C, D	19.83%	2.52%	15.91%	20.11%	(4.98)%	(15.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.12% A	2.19%	2.18%	2.22%	2.20%	2.18%
Expenses net of fee waivers, if any	2.12% A	2.19%	2.18%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.19%	2.18%	2.14%	2.15%	2.15%
Net investment income (loss)	.30% A	(.66)%	(.68)% H	(.58)% I	.06%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,707	$ 47,265	$ 47,457	$ 37,346	$ 21,345	$ 20,924
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43
Income from Investment Operations
Net investment income (loss) D	.11	.06	.06 G	.05 H	.10	.03
Net realized and unrealized gain (loss)	2.89	.32	2.23	2.34	(.60)	(1.99)
Total from investment operations	3.00	.38	2.29	2.39	(.50)	(1.96)
Distributions from net investment income	(.11)	(.02)	(.10)	(.05)	(.08)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	(.11)	(.56)
Total distributions	(.58)	(.95)	(.23)	(.05)	(.19)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.47	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91
Total Return B, C	20.48%	3.67%	17.03%	21.32%	(4.15)%	(14.10)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.13%	1.13%	1.18%	1.20%	1.14%
Expenses net of fee waivers, if any	1.05% A	1.13%	1.13%	1.18%	1.20%	1.14%
Expenses net of all reductions	1.04% A	1.13%	1.13%	1.17%	1.20%	1.13%
Net investment income (loss)	1.36% A	.41%	.37% G	.39% H	1.01%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,177,394	$ 1,756,962	$ 1,899,805	$ 1,770,675	$ 1,488,736	$ 1,136,860
Portfolio turnover rate F	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 15.64	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.13	.09	.09 G	.09 H	.01
Net realized and unrealized gain (loss)	2.90	.32	2.23	2.34	.94
Total from investment operations	3.03	.41	2.32	2.43	.95
Distributions from net investment income	(.15)	(.04)	(.14)	(.07)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	-
Total distributions	(.62)	(.96) L	(.26) M	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-	-	-
Net asset value, end of period	$ 17.50	$ 15.09	$ 15.64	$ 13.58	$ 11.22
Total Return B, C	20.63%	3.90%	17.31%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.82% A	.89%	.88%	.90%	.86% A
Expenses net of fee waivers, if any	.82% A	.89%	.88%	.90%	.86% A
Expenses net of all reductions	.81% A	.89%	.88%	.89%	.86% A
Net investment income (loss)	1.59% A	.64%	.61% G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,677	$ 526,009	$ 279,653	$ 109,868	$ 159
Portfolio turnover rate F	25% A	27%	22%	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.96 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.925 per share. M Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43
Income from Investment Operations
Net investment income (loss) D	.11	.06	.06 G	.06 H	.10	.03
Net realized and unrealized gain (loss)	2.91	.31	2.23	2.34	(.59)	(1.99)
Total from investment operations	3.02	.37	2.29	2.40	(.49)	(1.96)
Distributions from net investment income	(.12)	(.02)	(.11)	(.06)	(.07)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	(.11)	(.56)
Total distributions	(.59)	(.95)	(.24)	(.06)	(.18)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.48	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91
Total Return B, C	20.57%	3.59%	17.02%	21.42%	(4.04)%	(14.10)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.14%	1.10%	1.12%	1.20%	1.13%
Expenses net of fee waivers, if any	1.05% A	1.14%	1.10%	1.12%	1.15%	1.13%
Expenses net of all reductions	1.04% A	1.14%	1.10%	1.12%	1.15%	1.13%
Net investment income (loss)	1.37% A	.39%	.39% G	.45% H	1.06%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,852	$ 138,981	$ 101,565	$ 78,440	$ 10,336	$ 8,584
Portfolio turnover rate F	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on March 1, 2013, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 889,453,857
Gross unrealized depreciation	(64,221,272)
Net unrealized appreciation (depreciation) on securities and other investments	$ 825,232,585

Tax cost	$ 2,715,114,596

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $570,111,322 and $369,664,182, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 212,815	$ 3,146
Class T	.25%	.25%	158,668	-
Class B	.75%	.25%	33,254	24,957
Class C	.75%	.25%	263,375	56,848
			$ 668,112	$ 84,951

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	25,043
Class T	4,894
Class B*	3,893
Class C*	2,139
$ 35,969

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 238,785.28
Class T	81,145.26
Class B	9,903.30
Class C	78,295.30
Small Cap Value	2,162,495.23
Institutional Class	198,188.23
	$ 2,768,811

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,734 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,473 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,675,502. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $237,848, including $97,539 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $183,015 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 785,340	$ 57,416
Class T	231,402	-
Class B	9,411	-
Class C	90,527	-
Small Cap Value	13,318,853	2,736,678
Class F	5,669,081	858,633
Institutional Class	1,307,393	160,977
Total	$ 21,412,007	$ 3,813,704

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 5,001,900	$ 8,369,079
Class T	1,871,336	3,332,444
Class B	211,601	513,839
Class C	1,589,586	2,835,863
Small Cap Value	54,759,308	109,450,254
Class F	17,097,966	18,207,376
Institutional Class	4,663,654	6,261,999
Total	$ 85,195,351	$ 148,970,854

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	3,058,797	3,582,114	$ 48,203,768	$ 51,112,084
Reinvestment of distributions	357,180	639,382	5,478,627	7,957,627
Shares redeemed	(1,721,528)	(3,203,028)	(26,814,337)	(45,298,282)
Net increase (decrease)	1,694,449	1,018,468	$ 26,868,058	$ 13,771,429
Class T
Shares sold	995,193	1,074,645	$ 15,726,379	$ 15,238,625
Reinvestment of distributions	135,952	264,657	2,060,454	3,258,576
Shares redeemed	(466,339)	(1,066,289)	(7,147,583)	(14,773,000)
Net increase (decrease)	664,806	273,013	$ 10,639,250	$ 3,724,201
Class B
Shares sold	36,755	17,886	$ 571,256	$ 244,464
Reinvestment of distributions	12,922	36,117	189,673	433,889
Shares redeemed	(77,345)	(156,185)	(1,150,416)	(2,129,294)
Net increase (decrease)	(27,668)	(102,182)	$ (389,487)	$ (1,450,941)
Class C
Shares sold	744,380	840,854	$ 11,242,361	$ 11,606,643
Reinvestment of distributions	98,556	202,948	1,448,324	2,439,209
Shares redeemed	(365,370)	(895,789)	(5,407,978)	(12,102,998)
Net increase (decrease)	477,566	148,013	$ 7,282,707	$ 1,942,854

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Small Cap Value
Shares sold	19,275,449	27,786,966	$ 309,642,218	$ 403,227,336
Reinvestment of distributions	4,065,017	8,564,707	63,037,497	107,820,730
Shares redeemed	(15,480,758)	(41,177,942)	(245,658,599)	(579,334,071)
Net increase (decrease)	7,859,708	(4,826,269)	$ 127,021,116	$ (68,286,005)
Class F
Shares sold	4,993,295	17,383,615	$ 78,947,712	$ 249,495,726
Reinvestment of distributions	1,465,154	1,506,337	22,767,047	19,066,009
Shares redeemed	(1,687,652)	(1,906,027)	(28,007,441)	(26,618,099)
Net increase (decrease)	4,770,797	16,983,925	$ 73,707,318	$ 241,943,636
Institutional Class
Shares sold	6,136,752	4,662,732	$ 98,547,228	$ 67,294,175
Reinvestment of distributions	337,968	445,761	5,246,517	5,619,794
Shares redeemed	(1,525,598)	(2,373,514)	(24,198,209)	(33,655,059)
Net increase (decrease)	4,949,122	2,734,979	$ 79,595,536	$ 39,258,910

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCV-USAN-0313
1.803737.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Value

Fund - Institutional Class

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Small Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.35%
Actual		$ 1,000.00	$ 1,203.50	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.58%
Actual		$ 1,000.00	$ 1,201.90	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,017.24	$ 8.03
Class B	2.12%
Actual		$ 1,000.00	$ 1,198.90	$ 11.75
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Class C	2.12%
Actual		$ 1,000.00	$ 1,198.30	$ 11.75
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Small Cap Value	1.05%
Actual		$ 1,000.00	$ 1,204.80	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class F	.82%
Actual		$ 1,000.00	$ 1,206.30	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,205.70	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Superior Energy Services, Inc.	3.1	3.0
TCF Financial Corp.	2.9	2.7
Berry Petroleum Co. Class A	2.7	2.6
Hanesbrands, Inc.	2.5	2.6
HNI Corp.	2.5	2.7
DCT Industrial Trust, Inc.	2.5	2.8
WESCO International, Inc.	2.4	2.4
Platinum Underwriters Holdings Ltd.	2.4	2.4
Tech Data Corp.	2.2	1.9
Ingram Micro, Inc. Class A	2.1	0.9
	25.3
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.2	35.8
Industrials	14.6	14.1
Consumer Discretionary	13.1	14.0
Information Technology	11.7	11.0
Health Care	6.0	6.6
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 98.8%		Stocks 100.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) † 0.0%
* Foreign investments	8.9%	** Foreign investments	9.8%

† Amount represents less than 0.1%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 1.7%
Regis Corp. (e)	3,400,000	$ 60,350,000
Household Durables - 4.2%
KB Home (d)	2,400,000	45,768,000
Ryland Group, Inc.	750,000	29,790,000
Tempur-Pedic International, Inc. (a)(d)	1,800,000	70,128,000
		145,686,000
Media - 1.7%
Valassis Communications, Inc. (d)(e)	2,102,541	58,997,300
Specialty Retail - 2.5%
Asbury Automotive Group, Inc. (a)	800,000	28,448,000
Genesco, Inc. (a)	632,300	39,411,259
Tsutsumi Jewelry Co. Ltd.	800,000	19,657,718
		87,516,977
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	2,300,000	86,204,000
TOTAL CONSUMER DISCRETIONARY		438,754,277
CONSUMER STAPLES - 2.7%
Food Products - 1.8%
Chiquita Brands International, Inc. (a)(e)	3,375,000	24,806,250
Post Holdings, Inc. (a)	984,700	37,408,753
		62,215,003
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	600,000	30,384,000
TOTAL CONSUMER STAPLES		92,599,003
ENERGY - 5.8%
Energy Equipment & Services - 3.1%
Superior Energy Services, Inc. (a)	4,250,000	106,122,498
Oil, Gas & Consumable Fuels - 2.7%
Berry Petroleum Co. Class A	2,575,000	94,811,500
TOTAL ENERGY		200,933,998
FINANCIALS - 36.2%
Capital Markets - 3.8%
Federated Investors, Inc. Class B (non-vtg.) (d)	882,860	20,888,468
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Monex Group, Inc.	149,703	$ 43,808,325
Waddell & Reed Financial, Inc. Class A	1,700,000	67,490,000
		132,186,793
Commercial Banks - 11.9%
Associated Banc-Corp.	4,500,000	64,215,000
CapitalSource, Inc.	8,350,000	67,718,500
City National Corp.	1,044,642	55,324,240
First Citizen Bancshares, Inc.	19,046	3,320,861
First Citizen Bancshares, Inc. (f)	180,954	28,396,026
National Penn Bancshares, Inc.	4,400,000	42,900,000
PacWest Bancorp (e)	1,900,000	52,212,000
TCF Financial Corp.	7,303,000	99,758,980
		413,845,607
Consumer Finance - 2.6%
Cash America International, Inc.	377,700	18,095,607
EZCORP, Inc. (non-vtg.) Class A (a)	1,600,000	35,520,000
World Acceptance Corp. (a)(d)	475,000	36,836,250
		90,451,857
Insurance - 6.7%
Alterra Capital Holdings Ltd.	1,385,995	42,231,268
Aspen Insurance Holdings Ltd.	2,100,000	71,631,000
Platinum Underwriters Holdings Ltd. (e)	1,694,139	82,555,393
ProAssurance Corp.	808,239	36,403,085
		232,820,746
Real Estate Investment Trusts - 6.9%
DCT Industrial Trust, Inc. (d)	11,980,586	84,582,937
Franklin Street Properties Corp. (e)	4,800,000	62,400,000
Highwoods Properties, Inc. (SBI)	1,720,330	61,931,880
National Retail Properties, Inc. (d)	900,000	28,818,000
		237,732,817
Real Estate Management & Development - 0.9%
Forestar Group, Inc. (a)	1,606,087	30,563,836
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp. (e)	5,404,051	$ 52,635,457
Washington Federal, Inc.	3,715,000	65,346,850
		117,982,307
TOTAL FINANCIALS		1,255,583,963
HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 1.2%
Integra LifeSciences Holdings Corp. (a)	950,000	40,042,500
Health Care Providers & Services - 4.8%
Chemed Corp.	465,200	35,145,860
MEDNAX, Inc. (a)	779,700	66,711,132
Team Health Holdings, Inc. (a)	1,927,580	65,287,135
		167,144,127
TOTAL HEALTH CARE		207,186,627
INDUSTRIALS - 14.6%
Commercial Services & Supplies - 8.1%
ACCO Brands Corp.	5,000,000	41,650,000
HNI Corp. (e)	2,700,000	85,239,000
Knoll, Inc.	1,750,000	29,015,000
Quad/Graphics, Inc. (d)(e)	2,675,000	58,047,500
United Stationers, Inc.	1,980,800	66,039,872
		279,991,372
Electrical Equipment - 2.1%
GrafTech International Ltd. (a)(e)	7,600,000	72,960,000
Machinery - 2.0%
Blount International, Inc. (a)(e)	2,975,000	50,723,750
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,050,000	19,866,000
		70,589,750
Trading Companies & Distributors - 2.4%
WESCO International, Inc. (a)	1,153,633	84,134,455
TOTAL INDUSTRIALS		507,675,577
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.6%
Polycom, Inc. (a)	3,600,000	$ 39,708,000
ViaSat, Inc. (a)(d)	1,325,000	50,893,250
		90,601,250
Electronic Equipment & Components - 6.0%
Ingram Micro, Inc. Class A (a)	4,050,000	73,629,000
Macnica, Inc.	677,400	13,237,616
Ryoyo Electro Corp. (e)	1,972,700	17,948,345
SYNNEX Corp. (a)	790,000	28,400,500
Tech Data Corp. (a)	1,479,500	75,321,345
		208,536,806
Internet Software & Services - 1.3%
j2 Global, Inc. (d)	1,350,000	42,957,000
Semiconductors & Semiconductor Equipment - 0.4%
Miraial Co. Ltd. (e)	720,200	14,081,881
Software - 1.4%
Monotype Imaging Holdings, Inc. (e)	2,671,431	48,299,472
TOTAL INFORMATION TECHNOLOGY		404,476,409
MATERIALS - 4.7%
Chemicals - 1.7%
PolyOne Corp.	2,800,000	61,152,000
Metals & Mining - 3.0%
Carpenter Technology Corp.	409,380	21,422,855
Haynes International, Inc.	550,000	28,116,000
RTI International Metals, Inc. $$ (a)(e)	1,880,000	53,392,000
		102,930,855
TOTAL MATERIALS		164,082,855
UTILITIES - 4.0%
Electric Utilities - 2.9%
UIL Holdings Corp.	1,350,000	50,233,500
UNS Energy Corp.	1,150,000	52,083,500
		102,317,000
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.1%
Southwest Gas Corp.	836,756	$ 37,269,112
TOTAL UTILITIES		139,586,112
TOTAL COMMON STOCKS (Cost $2,590,471,098)		3,410,878,821
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $11,958,450)	750,400	17,964,576
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.16% (b)	38,138,759	38,138,759
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	73,365,025	73,365,025
TOTAL MONEY MARKET FUNDS (Cost $111,503,784)		111,503,784
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,713,933,332)		3,540,347,181
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(69,372,572)
NET ASSETS - 100%		$ 3,470,974,609
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,396,026 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 25,333,560
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,325
Fidelity Securities Lending Cash Central Fund	237,848
Total	$ 248,173
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 51,038,992	$ -	$ 134,410	$ 432,324	$ 52,635,457
Blount International, Inc.	37,039,161	4,861,737	-	-	50,723,750
Chiquita Brands International, Inc.	17,482,500	-	-	-	24,806,250
Columbus McKinnon Corp. (NY Shares)	15,414,197	33,512	-	-	19,866,000
Forestar Group, Inc.	22,724,438	-	7,503,701	-	-
Franklin Street Properties Corp.	32,769,200	18,353,991	-	679,443	62,400,000
GrafTech International Ltd.	62,334,250	14,832,304	-	-	72,960,000
HNI Corp.	71,739,000	-	-	1,296,000	85,239,000
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Miraial Co. Ltd.	$ 10,410,478	$ -	$ -	$ 294,642	$ 14,081,881
Monotype Imaging Holdings, Inc.	38,936,219	295,917	-	212,950	48,299,472
PacWest Bancorp	42,557,616	917,960	-	809,368	52,212,000
Platinum Underwriters Holdings Ltd.	64,411,165	-	-	271,062	82,555,393
Quad/Graphics, Inc.	28,908,484	12,835,355	-	6,556,250	58,047,500
Regis Corp.	52,452,000	4,787,419	-	390,000	60,350,000
RTI International Metals, Inc.	42,206,000	-	-	-	53,392,000
Ryoyo Electro Corp.	20,552,790	-	-	302,646	17,948,345
Valassis Communications, Inc.	35,733,655	13,465,583	-	651,788	58,997,300
Western Liberty Bancorp	2,879,407	-	3,071,972	-	-
Total	$ 649,589,552	$ 70,383,778	$ 10,710,083	$ 11,896,473	$ 814,514,348
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 88,107,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,724,657) - See accompanying schedule: Unaffiliated issuers (cost $1,949,633,701)	$ 2,614,329,049
Fidelity Central Funds (cost $111,503,784)	111,503,784
Other affiliated issuers (cost $652,795,847)	814,514,348
Total Investments (cost $2,713,933,332)		$ 3,540,347,181
Cash		484,367
Receivable for investments sold		12,199,775
Receivable for fund shares sold		7,744,111
Dividends receivable		2,336,477
Distributions receivable from Fidelity Central Funds		47,059
Prepaid expenses		6,802
Other receivables		115,575
Total assets		3,563,281,347

Liabilities
Payable for investments purchased	$ 12,668,778
Payable for fund shares redeemed	3,390,243
Accrued management fee	2,161,173
Distribution and service plan fees payable	125,883
Other affiliated payables	554,408
Other payables and accrued expenses	41,228
Collateral on securities loaned, at value	73,365,025
Total liabilities		92,306,738

Net Assets		$ 3,470,974,609
Net Assets consist of:
Paid in capital		$ 2,575,966,501
Undistributed net investment income		3,202,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		65,395,793
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		826,409,538
Net Assets		$ 3,470,974,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($203,917,810 ÷ 11,805,320 shares)	$ 17.27

Maximum offering price per share (100/94.25 of $17.27)	$ 18.32
Class T: Net Asset Value and redemption price per share ($78,144,124 ÷ 4,578,229 shares)	$ 17.07

Maximum offering price per share (100/96.50 of $17.07)	$ 17.69
Class B: Net Asset Value and offering price per share ($7,282,726 ÷ 439,949 shares)A	$ 16.55

Class C: Net Asset Value and offering price per share ($62,707,198 ÷ 3,788,059 shares)A	$ 16.55

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,177,394,020 ÷ 124,633,048 shares)	$ 17.47

Class F: Net Asset Value, offering price and redemption price per share ($693,676,594 ÷ 39,629,844 shares)	$ 17.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($247,852,137 ÷ 14,180,860 shares)	$ 17.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $11,896,473 earned from other affiliated issuers)		$ 35,108,998
Interest		39
Income from Fidelity Central Funds		248,173
Total income		35,357,210

Expenses
Management fee Basic fee	$ 10,395,105
Performance adjustment	1,044,295
Transfer agent fees	2,768,811
Distribution and service plan fees	668,112
Accounting and security lending fees	436,044
Custodian fees and expenses	32,616
Independent trustees' compensation	9,382
Registration fees	115,672
Audit	33,160
Legal	7,171
Interest	218
Miscellaneous	11,233
Total expenses before reductions	15,521,819
Expense reductions	(183,042)	15,338,777
Net investment income (loss)		20,018,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,698,979
Other affiliated issuers	(3,822,586)
Foreign currency transactions	(25,388)
Total net realized gain (loss)		77,851,005
Change in net unrealized appreciation (depreciation) on: Investment securities	471,122,048
Assets and liabilities in foreign currencies	(4,934)
Total change in net unrealized appreciation (depreciation)		471,117,114
Net gain (loss)		548,968,119
Net increase (decrease) in net assets resulting from operations		$ 568,986,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,018,433	$ 9,490,811
Net realized gain (loss)	77,851,005	99,657,152
Change in net unrealized appreciation (depreciation)	471,117,114	(37,724,900)
Net increase (decrease) in net assets resulting from operations	568,986,552	71,423,063
Distributions to shareholders from net investment income	(21,412,007)	(3,813,704)
Distributions to shareholders from net realized gain	(85,195,351)	(148,970,854)
Total distributions	(106,607,358)	(152,784,558)
Share transactions - net increase (decrease)	324,724,498	230,904,084
Redemption fees	178,167	569,163
Total increase (decrease) in net assets	787,281,859	150,111,752

Net Assets
Beginning of period	2,683,692,750	2,533,580,998
End of period (including undistributed net investment income of $3,202,777 and undistributed net investment income of $4,596,351, respectively)	$ 3,470,974,609	$ 2,683,692,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34
Income from Investment Operations
Net investment income (loss) E	.08	.01	.01 H	.02 I	.08	(.01)
Net realized and unrealized gain (loss)	2.87	.30	2.22	2.33	(.60)	(1.98)
Total from investment operations	2.95	.31	2.23	2.35	(.52)	(1.99)
Distributions from net investment income	(.07)	(.01)	(.08)	(.03)	(.06)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.54)	(.93) L	(.20)	(.03)	(.17)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 17.27	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82
Total Return B, C, D	20.35%	3.24%	16.72%	21.16%	(4.37)%	(14.35)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.35% A	1.44%	1.44%	1.47%	1.45%	1.43%
Expenses net of fee waivers, if any	1.35% A	1.44%	1.43%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.44%	1.43%	1.39%	1.40%	1.40%
Net investment income (loss)	1.06% A	.09%	.06% H	.17% I	.81%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,918	$ 150,285	$ 140,707	$ 96,994	$ 55,029	$ 52,446
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28
Income from Investment Operations
Net investment income (loss) E	.06	(.02)	(.03) H	(.01) I	.05	(.04)
Net realized and unrealized gain (loss)	2.84	.31	2.20	2.31	(.59)	(1.97)
Total from investment operations	2.90	.29	2.17	2.30	(.54)	(2.01)
Distributions from net investment income	(.06)	-	(.05)	(.01)	(.04)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.53)	(.93)	(.17)	(.01)	(.15)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 17.07	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74
Total Return B, C, D	20.19%	3.08%	16.36%	20.87%	(4.57)%	(14.58)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.58% A	1.67%	1.70%	1.72%	1.70%	1.68%
Expenses net of fee waivers, if any	1.58% A	1.67%	1.69%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.57% A	1.67%	1.69%	1.64%	1.65%	1.65%
Net investment income (loss)	.84% A	(.14)%	(.19)% H	(.08)% I	.56%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,144	$ 57,514	$ 55,845	$ 44,091	$ 28,534	$ 32,091
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.10) H	(.07) I	.01	(.10)
Net realized and unrealized gain (loss)	2.75	.29	2.15	2.27	(.59)	(1.96)
Total from investment operations	2.77	.20	2.05	2.20	(.58)	(2.06)
Distributions from net investment income	(.02)	-	(.01)	-	(.03)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.49)	(.93)	(.13)	-	(.14)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60
Total Return B, C, D	19.89%	2.51%	15.80%	20.22%	(5.05)%	(15.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.12% A	2.19%	2.20%	2.22%	2.20%	2.18%
Expenses net of fee waivers, if any	2.12% A	2.19%	2.19%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.19%	2.19%	2.14%	2.15%	2.15%
Net investment income (loss)	.30% A	(.66)%	(.69)% H	(.58)% I	.06%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,283	$ 6,675	$ 8,549	$ 9,747	$ 7,153	$ 7,886
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.10) H	(.07) I	.01	(.10)
Net realized and unrealized gain (loss)	2.75	.29	2.17	2.26	(.58)	(1.96)
Total from investment operations	2.77	.20	2.07	2.19	(.57)	(2.06)
Distributions from net investment income	(.03)	-	(.02)	-	(.03)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.50)	(.93)	(.14)	-	(.14)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60
Total Return B, C, D	19.83%	2.52%	15.91%	20.11%	(4.98)%	(15.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.12% A	2.19%	2.18%	2.22%	2.20%	2.18%
Expenses net of fee waivers, if any	2.12% A	2.19%	2.18%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.19%	2.18%	2.14%	2.15%	2.15%
Net investment income (loss)	.30% A	(.66)%	(.68)% H	(.58)% I	.06%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,707	$ 47,265	$ 47,457	$ 37,346	$ 21,345	$ 20,924
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43
Income from Investment Operations
Net investment income (loss) D	.11	.06	.06 G	.05 H	.10	.03
Net realized and unrealized gain (loss)	2.89	.32	2.23	2.34	(.60)	(1.99)
Total from investment operations	3.00	.38	2.29	2.39	(.50)	(1.96)
Distributions from net investment income	(.11)	(.02)	(.10)	(.05)	(.08)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	(.11)	(.56)
Total distributions	(.58)	(.95)	(.23)	(.05)	(.19)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.47	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91
Total Return B, C	20.48%	3.67%	17.03%	21.32%	(4.15)%	(14.10)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.13%	1.13%	1.18%	1.20%	1.14%
Expenses net of fee waivers, if any	1.05% A	1.13%	1.13%	1.18%	1.20%	1.14%
Expenses net of all reductions	1.04% A	1.13%	1.13%	1.17%	1.20%	1.13%
Net investment income (loss)	1.36% A	.41%	.37% G	.39% H	1.01%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,177,394	$ 1,756,962	$ 1,899,805	$ 1,770,675	$ 1,488,736	$ 1,136,860
Portfolio turnover rate F	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 15.64	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.13	.09	.09 G	.09 H	.01
Net realized and unrealized gain (loss)	2.90	.32	2.23	2.34	.94
Total from investment operations	3.03	.41	2.32	2.43	.95
Distributions from net investment income	(.15)	(.04)	(.14)	(.07)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	-
Total distributions	(.62)	(.96) L	(.26) M	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-	-	-
Net asset value, end of period	$ 17.50	$ 15.09	$ 15.64	$ 13.58	$ 11.22
Total Return B, C	20.63%	3.90%	17.31%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.82% A	.89%	.88%	.90%	.86% A
Expenses net of fee waivers, if any	.82% A	.89%	.88%	.90%	.86% A
Expenses net of all reductions	.81% A	.89%	.88%	.89%	.86% A
Net investment income (loss)	1.59% A	.64%	.61% G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,677	$ 526,009	$ 279,653	$ 109,868	$ 159
Portfolio turnover rate F	25% A	27%	22%	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.96 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.925 per share. M Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43
Income from Investment Operations
Net investment income (loss) D	.11	.06	.06 G	.06 H	.10	.03
Net realized and unrealized gain (loss)	2.91	.31	2.23	2.34	(.59)	(1.99)
Total from investment operations	3.02	.37	2.29	2.40	(.49)	(1.96)
Distributions from net investment income	(.12)	(.02)	(.11)	(.06)	(.07)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	(.11)	(.56)
Total distributions	(.59)	(.95)	(.24)	(.06)	(.18)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.48	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91
Total Return B, C	20.57%	3.59%	17.02%	21.42%	(4.04)%	(14.10)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.14%	1.10%	1.12%	1.20%	1.13%
Expenses net of fee waivers, if any	1.05% A	1.14%	1.10%	1.12%	1.15%	1.13%
Expenses net of all reductions	1.04% A	1.14%	1.10%	1.12%	1.15%	1.13%
Net investment income (loss)	1.37% A	.39%	.39% G	.45% H	1.06%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,852	$ 138,981	$ 101,565	$ 78,440	$ 10,336	$ 8,584
Portfolio turnover rate F	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on March 1, 2013, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 889,453,857
Gross unrealized depreciation	(64,221,272)
Net unrealized appreciation (depreciation) on securities and other investments	$ 825,232,585

Tax cost	$ 2,715,114,596

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $570,111,322 and $369,664,182, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 212,815	$ 3,146
Class T	.25%	.25%	158,668	-
Class B	.75%	.25%	33,254	24,957
Class C	.75%	.25%	263,375	56,848
			$ 668,112	$ 84,951

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	25,043
Class T	4,894
Class B*	3,893
Class C*	2,139
$ 35,969

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 238,785.28
Class T	81,145.26
Class B	9,903.30
Class C	78,295.30
Small Cap Value	2,162,495.23
Institutional Class	198,188.23
	$ 2,768,811

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,734 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,473 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,675,502. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $237,848, including $97,539 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $183,015 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 785,340	$ 57,416
Class T	231,402	-
Class B	9,411	-
Class C	90,527	-
Small Cap Value	13,318,853	2,736,678
Class F	5,669,081	858,633
Institutional Class	1,307,393	160,977
Total	$ 21,412,007	$ 3,813,704

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 5,001,900	$ 8,369,079
Class T	1,871,336	3,332,444
Class B	211,601	513,839
Class C	1,589,586	2,835,863
Small Cap Value	54,759,308	109,450,254
Class F	17,097,966	18,207,376
Institutional Class	4,663,654	6,261,999
Total	$ 85,195,351	$ 148,970,854

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	3,058,797	3,582,114	$ 48,203,768	$ 51,112,084
Reinvestment of distributions	357,180	639,382	5,478,627	7,957,627
Shares redeemed	(1,721,528)	(3,203,028)	(26,814,337)	(45,298,282)
Net increase (decrease)	1,694,449	1,018,468	$ 26,868,058	$ 13,771,429
Class T
Shares sold	995,193	1,074,645	$ 15,726,379	$ 15,238,625
Reinvestment of distributions	135,952	264,657	2,060,454	3,258,576
Shares redeemed	(466,339)	(1,066,289)	(7,147,583)	(14,773,000)
Net increase (decrease)	664,806	273,013	$ 10,639,250	$ 3,724,201
Class B
Shares sold	36,755	17,886	$ 571,256	$ 244,464
Reinvestment of distributions	12,922	36,117	189,673	433,889
Shares redeemed	(77,345)	(156,185)	(1,150,416)	(2,129,294)
Net increase (decrease)	(27,668)	(102,182)	$ (389,487)	$ (1,450,941)
Class C
Shares sold	744,380	840,854	$ 11,242,361	$ 11,606,643
Reinvestment of distributions	98,556	202,948	1,448,324	2,439,209
Shares redeemed	(365,370)	(895,789)	(5,407,978)	(12,102,998)
Net increase (decrease)	477,566	148,013	$ 7,282,707	$ 1,942,854

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Small Cap Value
Shares sold	19,275,449	27,786,966	$ 309,642,218	$ 403,227,336
Reinvestment of distributions	4,065,017	8,564,707	63,037,497	107,820,730
Shares redeemed	(15,480,758)	(41,177,942)	(245,658,599)	(579,334,071)
Net increase (decrease)	7,859,708	(4,826,269)	$ 127,021,116	$ (68,286,005)
Class F
Shares sold	4,993,295	17,383,615	$ 78,947,712	$ 249,495,726
Reinvestment of distributions	1,465,154	1,506,337	22,767,047	19,066,009
Shares redeemed	(1,687,652)	(1,906,027)	(28,007,441)	(26,618,099)
Net increase (decrease)	4,770,797	16,983,925	$ 73,707,318	$ 241,943,636
Institutional Class
Shares sold	6,136,752	4,662,732	$ 98,547,228	$ 67,294,175
Reinvestment of distributions	337,968	445,761	5,246,517	5,619,794
Shares redeemed	(1,525,598)	(2,373,514)	(24,198,209)	(33,655,059)
Net increase (decrease)	4,949,122	2,734,979	$ 79,595,536	$ 39,258,910

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCVI-USAN-0313
1.803748.109

Fidelity®

Small Cap Value

Fund
Class F

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.35%
Actual		$ 1,000.00	$ 1,203.50	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.58%
Actual		$ 1,000.00	$ 1,201.90	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,017.24	$ 8.03
Class B	2.12%
Actual		$ 1,000.00	$ 1,198.90	$ 11.75
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Class C	2.12%
Actual		$ 1,000.00	$ 1,198.30	$ 11.75
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Small Cap Value	1.05%
Actual		$ 1,000.00	$ 1,204.80	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class F	.82%
Actual		$ 1,000.00	$ 1,206.30	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,205.70	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Superior Energy Services, Inc.	3.1	3.0
TCF Financial Corp.	2.9	2.7
Berry Petroleum Co. Class A	2.7	2.6
Hanesbrands, Inc.	2.5	2.6
HNI Corp.	2.5	2.7
DCT Industrial Trust, Inc.	2.5	2.8
WESCO International, Inc.	2.4	2.4
Platinum Underwriters Holdings Ltd.	2.4	2.4
Tech Data Corp.	2.2	1.9
Ingram Micro, Inc. Class A	2.1	0.9
	25.3
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.2	35.8
Industrials	14.6	14.1
Consumer Discretionary	13.1	14.0
Information Technology	11.7	11.0
Health Care	6.0	6.6
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 98.8%		Stocks 100.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) † 0.0%
* Foreign investments	8.9%	** Foreign investments	9.8%

† Amount represents less than 0.1%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 1.7%
Regis Corp. (e)	3,400,000	$ 60,350,000
Household Durables - 4.2%
KB Home (d)	2,400,000	45,768,000
Ryland Group, Inc.	750,000	29,790,000
Tempur-Pedic International, Inc. (a)(d)	1,800,000	70,128,000
		145,686,000
Media - 1.7%
Valassis Communications, Inc. (d)(e)	2,102,541	58,997,300
Specialty Retail - 2.5%
Asbury Automotive Group, Inc. (a)	800,000	28,448,000
Genesco, Inc. (a)	632,300	39,411,259
Tsutsumi Jewelry Co. Ltd.	800,000	19,657,718
		87,516,977
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	2,300,000	86,204,000
TOTAL CONSUMER DISCRETIONARY		438,754,277
CONSUMER STAPLES - 2.7%
Food Products - 1.8%
Chiquita Brands International, Inc. (a)(e)	3,375,000	24,806,250
Post Holdings, Inc. (a)	984,700	37,408,753
		62,215,003
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	600,000	30,384,000
TOTAL CONSUMER STAPLES		92,599,003
ENERGY - 5.8%
Energy Equipment & Services - 3.1%
Superior Energy Services, Inc. (a)	4,250,000	106,122,498
Oil, Gas & Consumable Fuels - 2.7%
Berry Petroleum Co. Class A	2,575,000	94,811,500
TOTAL ENERGY		200,933,998
FINANCIALS - 36.2%
Capital Markets - 3.8%
Federated Investors, Inc. Class B (non-vtg.) (d)	882,860	20,888,468
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Monex Group, Inc.	149,703	$ 43,808,325
Waddell & Reed Financial, Inc. Class A	1,700,000	67,490,000
		132,186,793
Commercial Banks - 11.9%
Associated Banc-Corp.	4,500,000	64,215,000
CapitalSource, Inc.	8,350,000	67,718,500
City National Corp.	1,044,642	55,324,240
First Citizen Bancshares, Inc.	19,046	3,320,861
First Citizen Bancshares, Inc. (f)	180,954	28,396,026
National Penn Bancshares, Inc.	4,400,000	42,900,000
PacWest Bancorp (e)	1,900,000	52,212,000
TCF Financial Corp.	7,303,000	99,758,980
		413,845,607
Consumer Finance - 2.6%
Cash America International, Inc.	377,700	18,095,607
EZCORP, Inc. (non-vtg.) Class A (a)	1,600,000	35,520,000
World Acceptance Corp. (a)(d)	475,000	36,836,250
		90,451,857
Insurance - 6.7%
Alterra Capital Holdings Ltd.	1,385,995	42,231,268
Aspen Insurance Holdings Ltd.	2,100,000	71,631,000
Platinum Underwriters Holdings Ltd. (e)	1,694,139	82,555,393
ProAssurance Corp.	808,239	36,403,085
		232,820,746
Real Estate Investment Trusts - 6.9%
DCT Industrial Trust, Inc. (d)	11,980,586	84,582,937
Franklin Street Properties Corp. (e)	4,800,000	62,400,000
Highwoods Properties, Inc. (SBI)	1,720,330	61,931,880
National Retail Properties, Inc. (d)	900,000	28,818,000
		237,732,817
Real Estate Management & Development - 0.9%
Forestar Group, Inc. (a)	1,606,087	30,563,836
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp. (e)	5,404,051	$ 52,635,457
Washington Federal, Inc.	3,715,000	65,346,850
		117,982,307
TOTAL FINANCIALS		1,255,583,963
HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 1.2%
Integra LifeSciences Holdings Corp. (a)	950,000	40,042,500
Health Care Providers & Services - 4.8%
Chemed Corp.	465,200	35,145,860
MEDNAX, Inc. (a)	779,700	66,711,132
Team Health Holdings, Inc. (a)	1,927,580	65,287,135
		167,144,127
TOTAL HEALTH CARE		207,186,627
INDUSTRIALS - 14.6%
Commercial Services & Supplies - 8.1%
ACCO Brands Corp.	5,000,000	41,650,000
HNI Corp. (e)	2,700,000	85,239,000
Knoll, Inc.	1,750,000	29,015,000
Quad/Graphics, Inc. (d)(e)	2,675,000	58,047,500
United Stationers, Inc.	1,980,800	66,039,872
		279,991,372
Electrical Equipment - 2.1%
GrafTech International Ltd. (a)(e)	7,600,000	72,960,000
Machinery - 2.0%
Blount International, Inc. (a)(e)	2,975,000	50,723,750
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,050,000	19,866,000
		70,589,750
Trading Companies & Distributors - 2.4%
WESCO International, Inc. (a)	1,153,633	84,134,455
TOTAL INDUSTRIALS		507,675,577
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.6%
Polycom, Inc. (a)	3,600,000	$ 39,708,000
ViaSat, Inc. (a)(d)	1,325,000	50,893,250
		90,601,250
Electronic Equipment & Components - 6.0%
Ingram Micro, Inc. Class A (a)	4,050,000	73,629,000
Macnica, Inc.	677,400	13,237,616
Ryoyo Electro Corp. (e)	1,972,700	17,948,345
SYNNEX Corp. (a)	790,000	28,400,500
Tech Data Corp. (a)	1,479,500	75,321,345
		208,536,806
Internet Software & Services - 1.3%
j2 Global, Inc. (d)	1,350,000	42,957,000
Semiconductors & Semiconductor Equipment - 0.4%
Miraial Co. Ltd. (e)	720,200	14,081,881
Software - 1.4%
Monotype Imaging Holdings, Inc. (e)	2,671,431	48,299,472
TOTAL INFORMATION TECHNOLOGY		404,476,409
MATERIALS - 4.7%
Chemicals - 1.7%
PolyOne Corp.	2,800,000	61,152,000
Metals & Mining - 3.0%
Carpenter Technology Corp.	409,380	21,422,855
Haynes International, Inc.	550,000	28,116,000
RTI International Metals, Inc. $$ (a)(e)	1,880,000	53,392,000
		102,930,855
TOTAL MATERIALS		164,082,855
UTILITIES - 4.0%
Electric Utilities - 2.9%
UIL Holdings Corp.	1,350,000	50,233,500
UNS Energy Corp.	1,150,000	52,083,500
		102,317,000
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.1%
Southwest Gas Corp.	836,756	$ 37,269,112
TOTAL UTILITIES		139,586,112
TOTAL COMMON STOCKS (Cost $2,590,471,098)		3,410,878,821
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $11,958,450)	750,400	17,964,576
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.16% (b)	38,138,759	38,138,759
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	73,365,025	73,365,025
TOTAL MONEY MARKET FUNDS (Cost $111,503,784)		111,503,784
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,713,933,332)		3,540,347,181
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(69,372,572)
NET ASSETS - 100%		$ 3,470,974,609
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,396,026 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 25,333,560
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,325
Fidelity Securities Lending Cash Central Fund	237,848
Total	$ 248,173
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 51,038,992	$ -	$ 134,410	$ 432,324	$ 52,635,457
Blount International, Inc.	37,039,161	4,861,737	-	-	50,723,750
Chiquita Brands International, Inc.	17,482,500	-	-	-	24,806,250
Columbus McKinnon Corp. (NY Shares)	15,414,197	33,512	-	-	19,866,000
Forestar Group, Inc.	22,724,438	-	7,503,701	-	-
Franklin Street Properties Corp.	32,769,200	18,353,991	-	679,443	62,400,000
GrafTech International Ltd.	62,334,250	14,832,304	-	-	72,960,000
HNI Corp.	71,739,000	-	-	1,296,000	85,239,000
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Miraial Co. Ltd.	$ 10,410,478	$ -	$ -	$ 294,642	$ 14,081,881
Monotype Imaging Holdings, Inc.	38,936,219	295,917	-	212,950	48,299,472
PacWest Bancorp	42,557,616	917,960	-	809,368	52,212,000
Platinum Underwriters Holdings Ltd.	64,411,165	-	-	271,062	82,555,393
Quad/Graphics, Inc.	28,908,484	12,835,355	-	6,556,250	58,047,500
Regis Corp.	52,452,000	4,787,419	-	390,000	60,350,000
RTI International Metals, Inc.	42,206,000	-	-	-	53,392,000
Ryoyo Electro Corp.	20,552,790	-	-	302,646	17,948,345
Valassis Communications, Inc.	35,733,655	13,465,583	-	651,788	58,997,300
Western Liberty Bancorp	2,879,407	-	3,071,972	-	-
Total	$ 649,589,552	$ 70,383,778	$ 10,710,083	$ 11,896,473	$ 814,514,348
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 88,107,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,724,657) - See accompanying schedule: Unaffiliated issuers (cost $1,949,633,701)	$ 2,614,329,049
Fidelity Central Funds (cost $111,503,784)	111,503,784
Other affiliated issuers (cost $652,795,847)	814,514,348
Total Investments (cost $2,713,933,332)		$ 3,540,347,181
Cash		484,367
Receivable for investments sold		12,199,775
Receivable for fund shares sold		7,744,111
Dividends receivable		2,336,477
Distributions receivable from Fidelity Central Funds		47,059
Prepaid expenses		6,802
Other receivables		115,575
Total assets		3,563,281,347

Liabilities
Payable for investments purchased	$ 12,668,778
Payable for fund shares redeemed	3,390,243
Accrued management fee	2,161,173
Distribution and service plan fees payable	125,883
Other affiliated payables	554,408
Other payables and accrued expenses	41,228
Collateral on securities loaned, at value	73,365,025
Total liabilities		92,306,738

Net Assets		$ 3,470,974,609
Net Assets consist of:
Paid in capital		$ 2,575,966,501
Undistributed net investment income		3,202,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		65,395,793
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		826,409,538
Net Assets		$ 3,470,974,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($203,917,810 ÷ 11,805,320 shares)	$ 17.27

Maximum offering price per share (100/94.25 of $17.27)	$ 18.32
Class T: Net Asset Value and redemption price per share ($78,144,124 ÷ 4,578,229 shares)	$ 17.07

Maximum offering price per share (100/96.50 of $17.07)	$ 17.69
Class B: Net Asset Value and offering price per share ($7,282,726 ÷ 439,949 shares)A	$ 16.55

Class C: Net Asset Value and offering price per share ($62,707,198 ÷ 3,788,059 shares)A	$ 16.55

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,177,394,020 ÷ 124,633,048 shares)	$ 17.47

Class F: Net Asset Value, offering price and redemption price per share ($693,676,594 ÷ 39,629,844 shares)	$ 17.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($247,852,137 ÷ 14,180,860 shares)	$ 17.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $11,896,473 earned from other affiliated issuers)		$ 35,108,998
Interest		39
Income from Fidelity Central Funds		248,173
Total income		35,357,210

Expenses
Management fee Basic fee	$ 10,395,105
Performance adjustment	1,044,295
Transfer agent fees	2,768,811
Distribution and service plan fees	668,112
Accounting and security lending fees	436,044
Custodian fees and expenses	32,616
Independent trustees' compensation	9,382
Registration fees	115,672
Audit	33,160
Legal	7,171
Interest	218
Miscellaneous	11,233
Total expenses before reductions	15,521,819
Expense reductions	(183,042)	15,338,777
Net investment income (loss)		20,018,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,698,979
Other affiliated issuers	(3,822,586)
Foreign currency transactions	(25,388)
Total net realized gain (loss)		77,851,005
Change in net unrealized appreciation (depreciation) on: Investment securities	471,122,048
Assets and liabilities in foreign currencies	(4,934)
Total change in net unrealized appreciation (depreciation)		471,117,114
Net gain (loss)		548,968,119
Net increase (decrease) in net assets resulting from operations		$ 568,986,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,018,433	$ 9,490,811
Net realized gain (loss)	77,851,005	99,657,152
Change in net unrealized appreciation (depreciation)	471,117,114	(37,724,900)
Net increase (decrease) in net assets resulting from operations	568,986,552	71,423,063
Distributions to shareholders from net investment income	(21,412,007)	(3,813,704)
Distributions to shareholders from net realized gain	(85,195,351)	(148,970,854)
Total distributions	(106,607,358)	(152,784,558)
Share transactions - net increase (decrease)	324,724,498	230,904,084
Redemption fees	178,167	569,163
Total increase (decrease) in net assets	787,281,859	150,111,752

Net Assets
Beginning of period	2,683,692,750	2,533,580,998
End of period (including undistributed net investment income of $3,202,777 and undistributed net investment income of $4,596,351, respectively)	$ 3,470,974,609	$ 2,683,692,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34
Income from Investment Operations
Net investment income (loss) E	.08	.01	.01 H	.02 I	.08	(.01)
Net realized and unrealized gain (loss)	2.87	.30	2.22	2.33	(.60)	(1.98)
Total from investment operations	2.95	.31	2.23	2.35	(.52)	(1.99)
Distributions from net investment income	(.07)	(.01)	(.08)	(.03)	(.06)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.54)	(.93) L	(.20)	(.03)	(.17)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 17.27	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82
Total Return B, C, D	20.35%	3.24%	16.72%	21.16%	(4.37)%	(14.35)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.35% A	1.44%	1.44%	1.47%	1.45%	1.43%
Expenses net of fee waivers, if any	1.35% A	1.44%	1.43%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.44%	1.43%	1.39%	1.40%	1.40%
Net investment income (loss)	1.06% A	.09%	.06% H	.17% I	.81%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,918	$ 150,285	$ 140,707	$ 96,994	$ 55,029	$ 52,446
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28
Income from Investment Operations
Net investment income (loss) E	.06	(.02)	(.03) H	(.01) I	.05	(.04)
Net realized and unrealized gain (loss)	2.84	.31	2.20	2.31	(.59)	(1.97)
Total from investment operations	2.90	.29	2.17	2.30	(.54)	(2.01)
Distributions from net investment income	(.06)	-	(.05)	(.01)	(.04)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.53)	(.93)	(.17)	(.01)	(.15)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 17.07	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74
Total Return B, C, D	20.19%	3.08%	16.36%	20.87%	(4.57)%	(14.58)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.58% A	1.67%	1.70%	1.72%	1.70%	1.68%
Expenses net of fee waivers, if any	1.58% A	1.67%	1.69%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.57% A	1.67%	1.69%	1.64%	1.65%	1.65%
Net investment income (loss)	.84% A	(.14)%	(.19)% H	(.08)% I	.56%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,144	$ 57,514	$ 55,845	$ 44,091	$ 28,534	$ 32,091
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.10) H	(.07) I	.01	(.10)
Net realized and unrealized gain (loss)	2.75	.29	2.15	2.27	(.59)	(1.96)
Total from investment operations	2.77	.20	2.05	2.20	(.58)	(2.06)
Distributions from net investment income	(.02)	-	(.01)	-	(.03)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.49)	(.93)	(.13)	-	(.14)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60
Total Return B, C, D	19.89%	2.51%	15.80%	20.22%	(5.05)%	(15.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.12% A	2.19%	2.20%	2.22%	2.20%	2.18%
Expenses net of fee waivers, if any	2.12% A	2.19%	2.19%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.19%	2.19%	2.14%	2.15%	2.15%
Net investment income (loss)	.30% A	(.66)%	(.69)% H	(.58)% I	.06%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,283	$ 6,675	$ 8,549	$ 9,747	$ 7,153	$ 7,886
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.10) H	(.07) I	.01	(.10)
Net realized and unrealized gain (loss)	2.75	.29	2.17	2.26	(.58)	(1.96)
Total from investment operations	2.77	.20	2.07	2.19	(.57)	(2.06)
Distributions from net investment income	(.03)	-	(.02)	-	(.03)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.50)	(.93)	(.14)	-	(.14)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60
Total Return B, C, D	19.83%	2.52%	15.91%	20.11%	(4.98)%	(15.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.12% A	2.19%	2.18%	2.22%	2.20%	2.18%
Expenses net of fee waivers, if any	2.12% A	2.19%	2.18%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.19%	2.18%	2.14%	2.15%	2.15%
Net investment income (loss)	.30% A	(.66)%	(.68)% H	(.58)% I	.06%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,707	$ 47,265	$ 47,457	$ 37,346	$ 21,345	$ 20,924
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43
Income from Investment Operations
Net investment income (loss) D	.11	.06	.06 G	.05 H	.10	.03
Net realized and unrealized gain (loss)	2.89	.32	2.23	2.34	(.60)	(1.99)
Total from investment operations	3.00	.38	2.29	2.39	(.50)	(1.96)
Distributions from net investment income	(.11)	(.02)	(.10)	(.05)	(.08)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	(.11)	(.56)
Total distributions	(.58)	(.95)	(.23)	(.05)	(.19)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.47	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91
Total Return B, C	20.48%	3.67%	17.03%	21.32%	(4.15)%	(14.10)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.13%	1.13%	1.18%	1.20%	1.14%
Expenses net of fee waivers, if any	1.05% A	1.13%	1.13%	1.18%	1.20%	1.14%
Expenses net of all reductions	1.04% A	1.13%	1.13%	1.17%	1.20%	1.13%
Net investment income (loss)	1.36% A	.41%	.37% G	.39% H	1.01%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,177,394	$ 1,756,962	$ 1,899,805	$ 1,770,675	$ 1,488,736	$ 1,136,860
Portfolio turnover rate F	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 15.64	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.13	.09	.09 G	.09 H	.01
Net realized and unrealized gain (loss)	2.90	.32	2.23	2.34	.94
Total from investment operations	3.03	.41	2.32	2.43	.95
Distributions from net investment income	(.15)	(.04)	(.14)	(.07)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	-
Total distributions	(.62)	(.96) L	(.26) M	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-	-	-
Net asset value, end of period	$ 17.50	$ 15.09	$ 15.64	$ 13.58	$ 11.22
Total Return B, C	20.63%	3.90%	17.31%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.82% A	.89%	.88%	.90%	.86% A
Expenses net of fee waivers, if any	.82% A	.89%	.88%	.90%	.86% A
Expenses net of all reductions	.81% A	.89%	.88%	.89%	.86% A
Net investment income (loss)	1.59% A	.64%	.61% G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,677	$ 526,009	$ 279,653	$ 109,868	$ 159
Portfolio turnover rate F	25% A	27%	22%	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.96 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.925 per share. M Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43
Income from Investment Operations
Net investment income (loss) D	.11	.06	.06 G	.06 H	.10	.03
Net realized and unrealized gain (loss)	2.91	.31	2.23	2.34	(.59)	(1.99)
Total from investment operations	3.02	.37	2.29	2.40	(.49)	(1.96)
Distributions from net investment income	(.12)	(.02)	(.11)	(.06)	(.07)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	(.11)	(.56)
Total distributions	(.59)	(.95)	(.24)	(.06)	(.18)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.48	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91
Total Return B, C	20.57%	3.59%	17.02%	21.42%	(4.04)%	(14.10)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.14%	1.10%	1.12%	1.20%	1.13%
Expenses net of fee waivers, if any	1.05% A	1.14%	1.10%	1.12%	1.15%	1.13%
Expenses net of all reductions	1.04% A	1.14%	1.10%	1.12%	1.15%	1.13%
Net investment income (loss)	1.37% A	.39%	.39% G	.45% H	1.06%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,852	$ 138,981	$ 101,565	$ 78,440	$ 10,336	$ 8,584
Portfolio turnover rate F	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on March 1, 2013, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 889,453,857
Gross unrealized depreciation	(64,221,272)
Net unrealized appreciation (depreciation) on securities and other investments	$ 825,232,585

Tax cost	$ 2,715,114,596

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $570,111,322 and $369,664,182, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 212,815	$ 3,146
Class T	.25%	.25%	158,668	-
Class B	.75%	.25%	33,254	24,957
Class C	.75%	.25%	263,375	56,848
			$ 668,112	$ 84,951

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	25,043
Class T	4,894
Class B*	3,893
Class C*	2,139
$ 35,969

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 238,785.28
Class T	81,145.26
Class B	9,903.30
Class C	78,295.30
Small Cap Value	2,162,495.23
Institutional Class	198,188.23
	$ 2,768,811

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,734 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,473 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,675,502. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $237,848, including $97,539 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $183,015 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 785,340	$ 57,416
Class T	231,402	-
Class B	9,411	-
Class C	90,527	-
Small Cap Value	13,318,853	2,736,678
Class F	5,669,081	858,633
Institutional Class	1,307,393	160,977
Total	$ 21,412,007	$ 3,813,704

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 5,001,900	$ 8,369,079
Class T	1,871,336	3,332,444
Class B	211,601	513,839
Class C	1,589,586	2,835,863
Small Cap Value	54,759,308	109,450,254
Class F	17,097,966	18,207,376
Institutional Class	4,663,654	6,261,999
Total	$ 85,195,351	$ 148,970,854

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	3,058,797	3,582,114	$ 48,203,768	$ 51,112,084
Reinvestment of distributions	357,180	639,382	5,478,627	7,957,627
Shares redeemed	(1,721,528)	(3,203,028)	(26,814,337)	(45,298,282)
Net increase (decrease)	1,694,449	1,018,468	$ 26,868,058	$ 13,771,429
Class T
Shares sold	995,193	1,074,645	$ 15,726,379	$ 15,238,625
Reinvestment of distributions	135,952	264,657	2,060,454	3,258,576
Shares redeemed	(466,339)	(1,066,289)	(7,147,583)	(14,773,000)
Net increase (decrease)	664,806	273,013	$ 10,639,250	$ 3,724,201
Class B
Shares sold	36,755	17,886	$ 571,256	$ 244,464
Reinvestment of distributions	12,922	36,117	189,673	433,889
Shares redeemed	(77,345)	(156,185)	(1,150,416)	(2,129,294)
Net increase (decrease)	(27,668)	(102,182)	$ (389,487)	$ (1,450,941)
Class C
Shares sold	744,380	840,854	$ 11,242,361	$ 11,606,643
Reinvestment of distributions	98,556	202,948	1,448,324	2,439,209
Shares redeemed	(365,370)	(895,789)	(5,407,978)	(12,102,998)
Net increase (decrease)	477,566	148,013	$ 7,282,707	$ 1,942,854

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Small Cap Value
Shares sold	19,275,449	27,786,966	$ 309,642,218	$ 403,227,336
Reinvestment of distributions	4,065,017	8,564,707	63,037,497	107,820,730
Shares redeemed	(15,480,758)	(41,177,942)	(245,658,599)	(579,334,071)
Net increase (decrease)	7,859,708	(4,826,269)	$ 127,021,116	$ (68,286,005)
Class F
Shares sold	4,993,295	17,383,615	$ 78,947,712	$ 249,495,726
Reinvestment of distributions	1,465,154	1,506,337	22,767,047	19,066,009
Shares redeemed	(1,687,652)	(1,906,027)	(28,007,441)	(26,618,099)
Net increase (decrease)	4,770,797	16,983,925	$ 73,707,318	$ 241,943,636
Institutional Class
Shares sold	6,136,752	4,662,732	$ 98,547,228	$ 67,294,175
Reinvestment of distributions	337,968	445,761	5,246,517	5,619,794
Shares redeemed	(1,525,598)	(2,373,514)	(24,198,209)	(33,655,059)
Net increase (decrease)	4,949,122	2,734,979	$ 79,595,536	$ 39,258,910

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor
Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

SCV-F-SANN-0313
1.891899.103

Fidelity®

Small Cap Value

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.35%
Actual		$ 1,000.00	$ 1,203.50	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.58%
Actual		$ 1,000.00	$ 1,201.90	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,017.24	$ 8.03
Class B	2.12%
Actual		$ 1,000.00	$ 1,198.90	$ 11.75
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Class C	2.12%
Actual		$ 1,000.00	$ 1,198.30	$ 11.75
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Small Cap Value	1.05%
Actual		$ 1,000.00	$ 1,204.80	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class F	.82%
Actual		$ 1,000.00	$ 1,206.30	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,205.70	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Superior Energy Services, Inc.	3.1	3.0
TCF Financial Corp.	2.9	2.7
Berry Petroleum Co. Class A	2.7	2.6
Hanesbrands, Inc.	2.5	2.6
HNI Corp.	2.5	2.7
DCT Industrial Trust, Inc.	2.5	2.8
WESCO International, Inc.	2.4	2.4
Platinum Underwriters Holdings Ltd.	2.4	2.4
Tech Data Corp.	2.2	1.9
Ingram Micro, Inc. Class A	2.1	0.9
	25.3
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.2	35.8
Industrials	14.6	14.1
Consumer Discretionary	13.1	14.0
Information Technology	11.7	11.0
Health Care	6.0	6.6
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 98.8%		Stocks 100.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) † 0.0%
* Foreign investments	8.9%	** Foreign investments	9.8%

† Amount represents less than 0.1%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 1.7%
Regis Corp. (e)	3,400,000	$ 60,350,000
Household Durables - 4.2%
KB Home (d)	2,400,000	45,768,000
Ryland Group, Inc.	750,000	29,790,000
Tempur-Pedic International, Inc. (a)(d)	1,800,000	70,128,000
		145,686,000
Media - 1.7%
Valassis Communications, Inc. (d)(e)	2,102,541	58,997,300
Specialty Retail - 2.5%
Asbury Automotive Group, Inc. (a)	800,000	28,448,000
Genesco, Inc. (a)	632,300	39,411,259
Tsutsumi Jewelry Co. Ltd.	800,000	19,657,718
		87,516,977
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	2,300,000	86,204,000
TOTAL CONSUMER DISCRETIONARY		438,754,277
CONSUMER STAPLES - 2.7%
Food Products - 1.8%
Chiquita Brands International, Inc. (a)(e)	3,375,000	24,806,250
Post Holdings, Inc. (a)	984,700	37,408,753
		62,215,003
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	600,000	30,384,000
TOTAL CONSUMER STAPLES		92,599,003
ENERGY - 5.8%
Energy Equipment & Services - 3.1%
Superior Energy Services, Inc. (a)	4,250,000	106,122,498
Oil, Gas & Consumable Fuels - 2.7%
Berry Petroleum Co. Class A	2,575,000	94,811,500
TOTAL ENERGY		200,933,998
FINANCIALS - 36.2%
Capital Markets - 3.8%
Federated Investors, Inc. Class B (non-vtg.) (d)	882,860	20,888,468
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Monex Group, Inc.	149,703	$ 43,808,325
Waddell & Reed Financial, Inc. Class A	1,700,000	67,490,000
		132,186,793
Commercial Banks - 11.9%
Associated Banc-Corp.	4,500,000	64,215,000
CapitalSource, Inc.	8,350,000	67,718,500
City National Corp.	1,044,642	55,324,240
First Citizen Bancshares, Inc.	19,046	3,320,861
First Citizen Bancshares, Inc. (f)	180,954	28,396,026
National Penn Bancshares, Inc.	4,400,000	42,900,000
PacWest Bancorp (e)	1,900,000	52,212,000
TCF Financial Corp.	7,303,000	99,758,980
		413,845,607
Consumer Finance - 2.6%
Cash America International, Inc.	377,700	18,095,607
EZCORP, Inc. (non-vtg.) Class A (a)	1,600,000	35,520,000
World Acceptance Corp. (a)(d)	475,000	36,836,250
		90,451,857
Insurance - 6.7%
Alterra Capital Holdings Ltd.	1,385,995	42,231,268
Aspen Insurance Holdings Ltd.	2,100,000	71,631,000
Platinum Underwriters Holdings Ltd. (e)	1,694,139	82,555,393
ProAssurance Corp.	808,239	36,403,085
		232,820,746
Real Estate Investment Trusts - 6.9%
DCT Industrial Trust, Inc. (d)	11,980,586	84,582,937
Franklin Street Properties Corp. (e)	4,800,000	62,400,000
Highwoods Properties, Inc. (SBI)	1,720,330	61,931,880
National Retail Properties, Inc. (d)	900,000	28,818,000
		237,732,817
Real Estate Management & Development - 0.9%
Forestar Group, Inc. (a)	1,606,087	30,563,836
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp. (e)	5,404,051	$ 52,635,457
Washington Federal, Inc.	3,715,000	65,346,850
		117,982,307
TOTAL FINANCIALS		1,255,583,963
HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 1.2%
Integra LifeSciences Holdings Corp. (a)	950,000	40,042,500
Health Care Providers & Services - 4.8%
Chemed Corp.	465,200	35,145,860
MEDNAX, Inc. (a)	779,700	66,711,132
Team Health Holdings, Inc. (a)	1,927,580	65,287,135
		167,144,127
TOTAL HEALTH CARE		207,186,627
INDUSTRIALS - 14.6%
Commercial Services & Supplies - 8.1%
ACCO Brands Corp.	5,000,000	41,650,000
HNI Corp. (e)	2,700,000	85,239,000
Knoll, Inc.	1,750,000	29,015,000
Quad/Graphics, Inc. (d)(e)	2,675,000	58,047,500
United Stationers, Inc.	1,980,800	66,039,872
		279,991,372
Electrical Equipment - 2.1%
GrafTech International Ltd. (a)(e)	7,600,000	72,960,000
Machinery - 2.0%
Blount International, Inc. (a)(e)	2,975,000	50,723,750
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,050,000	19,866,000
		70,589,750
Trading Companies & Distributors - 2.4%
WESCO International, Inc. (a)	1,153,633	84,134,455
TOTAL INDUSTRIALS		507,675,577
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.6%
Polycom, Inc. (a)	3,600,000	$ 39,708,000
ViaSat, Inc. (a)(d)	1,325,000	50,893,250
		90,601,250
Electronic Equipment & Components - 6.0%
Ingram Micro, Inc. Class A (a)	4,050,000	73,629,000
Macnica, Inc.	677,400	13,237,616
Ryoyo Electro Corp. (e)	1,972,700	17,948,345
SYNNEX Corp. (a)	790,000	28,400,500
Tech Data Corp. (a)	1,479,500	75,321,345
		208,536,806
Internet Software & Services - 1.3%
j2 Global, Inc. (d)	1,350,000	42,957,000
Semiconductors & Semiconductor Equipment - 0.4%
Miraial Co. Ltd. (e)	720,200	14,081,881
Software - 1.4%
Monotype Imaging Holdings, Inc. (e)	2,671,431	48,299,472
TOTAL INFORMATION TECHNOLOGY		404,476,409
MATERIALS - 4.7%
Chemicals - 1.7%
PolyOne Corp.	2,800,000	61,152,000
Metals & Mining - 3.0%
Carpenter Technology Corp.	409,380	21,422,855
Haynes International, Inc.	550,000	28,116,000
RTI International Metals, Inc. $$ (a)(e)	1,880,000	53,392,000
		102,930,855
TOTAL MATERIALS		164,082,855
UTILITIES - 4.0%
Electric Utilities - 2.9%
UIL Holdings Corp.	1,350,000	50,233,500
UNS Energy Corp.	1,150,000	52,083,500
		102,317,000
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.1%
Southwest Gas Corp.	836,756	$ 37,269,112
TOTAL UTILITIES		139,586,112
TOTAL COMMON STOCKS (Cost $2,590,471,098)		3,410,878,821
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $11,958,450)	750,400	17,964,576
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.16% (b)	38,138,759	38,138,759
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	73,365,025	73,365,025
TOTAL MONEY MARKET FUNDS (Cost $111,503,784)		111,503,784
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,713,933,332)		3,540,347,181
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(69,372,572)
NET ASSETS - 100%		$ 3,470,974,609
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,396,026 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 25,333,560
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,325
Fidelity Securities Lending Cash Central Fund	237,848
Total	$ 248,173
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 51,038,992	$ -	$ 134,410	$ 432,324	$ 52,635,457
Blount International, Inc.	37,039,161	4,861,737	-	-	50,723,750
Chiquita Brands International, Inc.	17,482,500	-	-	-	24,806,250
Columbus McKinnon Corp. (NY Shares)	15,414,197	33,512	-	-	19,866,000
Forestar Group, Inc.	22,724,438	-	7,503,701	-	-
Franklin Street Properties Corp.	32,769,200	18,353,991	-	679,443	62,400,000
GrafTech International Ltd.	62,334,250	14,832,304	-	-	72,960,000
HNI Corp.	71,739,000	-	-	1,296,000	85,239,000
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Miraial Co. Ltd.	$ 10,410,478	$ -	$ -	$ 294,642	$ 14,081,881
Monotype Imaging Holdings, Inc.	38,936,219	295,917	-	212,950	48,299,472
PacWest Bancorp	42,557,616	917,960	-	809,368	52,212,000
Platinum Underwriters Holdings Ltd.	64,411,165	-	-	271,062	82,555,393
Quad/Graphics, Inc.	28,908,484	12,835,355	-	6,556,250	58,047,500
Regis Corp.	52,452,000	4,787,419	-	390,000	60,350,000
RTI International Metals, Inc.	42,206,000	-	-	-	53,392,000
Ryoyo Electro Corp.	20,552,790	-	-	302,646	17,948,345
Valassis Communications, Inc.	35,733,655	13,465,583	-	651,788	58,997,300
Western Liberty Bancorp	2,879,407	-	3,071,972	-	-
Total	$ 649,589,552	$ 70,383,778	$ 10,710,083	$ 11,896,473	$ 814,514,348
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 88,107,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,724,657) - See accompanying schedule: Unaffiliated issuers (cost $1,949,633,701)	$ 2,614,329,049
Fidelity Central Funds (cost $111,503,784)	111,503,784
Other affiliated issuers (cost $652,795,847)	814,514,348
Total Investments (cost $2,713,933,332)		$ 3,540,347,181
Cash		484,367
Receivable for investments sold		12,199,775
Receivable for fund shares sold		7,744,111
Dividends receivable		2,336,477
Distributions receivable from Fidelity Central Funds		47,059
Prepaid expenses		6,802
Other receivables		115,575
Total assets		3,563,281,347

Liabilities
Payable for investments purchased	$ 12,668,778
Payable for fund shares redeemed	3,390,243
Accrued management fee	2,161,173
Distribution and service plan fees payable	125,883
Other affiliated payables	554,408
Other payables and accrued expenses	41,228
Collateral on securities loaned, at value	73,365,025
Total liabilities		92,306,738

Net Assets		$ 3,470,974,609
Net Assets consist of:
Paid in capital		$ 2,575,966,501
Undistributed net investment income		3,202,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		65,395,793
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		826,409,538
Net Assets		$ 3,470,974,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($203,917,810 ÷ 11,805,320 shares)	$ 17.27

Maximum offering price per share (100/94.25 of $17.27)	$ 18.32
Class T: Net Asset Value and redemption price per share ($78,144,124 ÷ 4,578,229 shares)	$ 17.07

Maximum offering price per share (100/96.50 of $17.07)	$ 17.69
Class B: Net Asset Value and offering price per share ($7,282,726 ÷ 439,949 shares)A	$ 16.55

Class C: Net Asset Value and offering price per share ($62,707,198 ÷ 3,788,059 shares)A	$ 16.55

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,177,394,020 ÷ 124,633,048 shares)	$ 17.47

Class F: Net Asset Value, offering price and redemption price per share ($693,676,594 ÷ 39,629,844 shares)	$ 17.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($247,852,137 ÷ 14,180,860 shares)	$ 17.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $11,896,473 earned from other affiliated issuers)		$ 35,108,998
Interest		39
Income from Fidelity Central Funds		248,173
Total income		35,357,210

Expenses
Management fee Basic fee	$ 10,395,105
Performance adjustment	1,044,295
Transfer agent fees	2,768,811
Distribution and service plan fees	668,112
Accounting and security lending fees	436,044
Custodian fees and expenses	32,616
Independent trustees' compensation	9,382
Registration fees	115,672
Audit	33,160
Legal	7,171
Interest	218
Miscellaneous	11,233
Total expenses before reductions	15,521,819
Expense reductions	(183,042)	15,338,777
Net investment income (loss)		20,018,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,698,979
Other affiliated issuers	(3,822,586)
Foreign currency transactions	(25,388)
Total net realized gain (loss)		77,851,005
Change in net unrealized appreciation (depreciation) on: Investment securities	471,122,048
Assets and liabilities in foreign currencies	(4,934)
Total change in net unrealized appreciation (depreciation)		471,117,114
Net gain (loss)		548,968,119
Net increase (decrease) in net assets resulting from operations		$ 568,986,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,018,433	$ 9,490,811
Net realized gain (loss)	77,851,005	99,657,152
Change in net unrealized appreciation (depreciation)	471,117,114	(37,724,900)
Net increase (decrease) in net assets resulting from operations	568,986,552	71,423,063
Distributions to shareholders from net investment income	(21,412,007)	(3,813,704)
Distributions to shareholders from net realized gain	(85,195,351)	(148,970,854)
Total distributions	(106,607,358)	(152,784,558)
Share transactions - net increase (decrease)	324,724,498	230,904,084
Redemption fees	178,167	569,163
Total increase (decrease) in net assets	787,281,859	150,111,752

Net Assets
Beginning of period	2,683,692,750	2,533,580,998
End of period (including undistributed net investment income of $3,202,777 and undistributed net investment income of $4,596,351, respectively)	$ 3,470,974,609	$ 2,683,692,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34
Income from Investment Operations
Net investment income (loss) E	.08	.01	.01 H	.02 I	.08	(.01)
Net realized and unrealized gain (loss)	2.87	.30	2.22	2.33	(.60)	(1.98)
Total from investment operations	2.95	.31	2.23	2.35	(.52)	(1.99)
Distributions from net investment income	(.07)	(.01)	(.08)	(.03)	(.06)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.54)	(.93) L	(.20)	(.03)	(.17)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 17.27	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82
Total Return B, C, D	20.35%	3.24%	16.72%	21.16%	(4.37)%	(14.35)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.35% A	1.44%	1.44%	1.47%	1.45%	1.43%
Expenses net of fee waivers, if any	1.35% A	1.44%	1.43%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.44%	1.43%	1.39%	1.40%	1.40%
Net investment income (loss)	1.06% A	.09%	.06% H	.17% I	.81%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,918	$ 150,285	$ 140,707	$ 96,994	$ 55,029	$ 52,446
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28
Income from Investment Operations
Net investment income (loss) E	.06	(.02)	(.03) H	(.01) I	.05	(.04)
Net realized and unrealized gain (loss)	2.84	.31	2.20	2.31	(.59)	(1.97)
Total from investment operations	2.90	.29	2.17	2.30	(.54)	(2.01)
Distributions from net investment income	(.06)	-	(.05)	(.01)	(.04)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.53)	(.93)	(.17)	(.01)	(.15)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 17.07	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74
Total Return B, C, D	20.19%	3.08%	16.36%	20.87%	(4.57)%	(14.58)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.58% A	1.67%	1.70%	1.72%	1.70%	1.68%
Expenses net of fee waivers, if any	1.58% A	1.67%	1.69%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.57% A	1.67%	1.69%	1.64%	1.65%	1.65%
Net investment income (loss)	.84% A	(.14)%	(.19)% H	(.08)% I	.56%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,144	$ 57,514	$ 55,845	$ 44,091	$ 28,534	$ 32,091
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.10) H	(.07) I	.01	(.10)
Net realized and unrealized gain (loss)	2.75	.29	2.15	2.27	(.59)	(1.96)
Total from investment operations	2.77	.20	2.05	2.20	(.58)	(2.06)
Distributions from net investment income	(.02)	-	(.01)	-	(.03)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.49)	(.93)	(.13)	-	(.14)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60
Total Return B, C, D	19.89%	2.51%	15.80%	20.22%	(5.05)%	(15.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.12% A	2.19%	2.20%	2.22%	2.20%	2.18%
Expenses net of fee waivers, if any	2.12% A	2.19%	2.19%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.19%	2.19%	2.14%	2.15%	2.15%
Net investment income (loss)	.30% A	(.66)%	(.69)% H	(.58)% I	.06%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,283	$ 6,675	$ 8,549	$ 9,747	$ 7,153	$ 7,886
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.10) H	(.07) I	.01	(.10)
Net realized and unrealized gain (loss)	2.75	.29	2.17	2.26	(.58)	(1.96)
Total from investment operations	2.77	.20	2.07	2.19	(.57)	(2.06)
Distributions from net investment income	(.03)	-	(.02)	-	(.03)	-
Distributions from net realized gain	(.47)	(.93)	(.12)	-	(.11)	(.53)
Total distributions	(.50)	(.93)	(.14)	-	(.14)	(.53)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.55	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60
Total Return B, C, D	19.83%	2.52%	15.91%	20.11%	(4.98)%	(15.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.12% A	2.19%	2.18%	2.22%	2.20%	2.18%
Expenses net of fee waivers, if any	2.12% A	2.19%	2.18%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.19%	2.18%	2.14%	2.15%	2.15%
Net investment income (loss)	.30% A	(.66)%	(.68)% H	(.58)% I	.06%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,707	$ 47,265	$ 47,457	$ 37,346	$ 21,345	$ 20,924
Portfolio turnover rate G	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43
Income from Investment Operations
Net investment income (loss) D	.11	.06	.06 G	.05 H	.10	.03
Net realized and unrealized gain (loss)	2.89	.32	2.23	2.34	(.60)	(1.99)
Total from investment operations	3.00	.38	2.29	2.39	(.50)	(1.96)
Distributions from net investment income	(.11)	(.02)	(.10)	(.05)	(.08)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	(.11)	(.56)
Total distributions	(.58)	(.95)	(.23)	(.05)	(.19)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.47	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91
Total Return B, C	20.48%	3.67%	17.03%	21.32%	(4.15)%	(14.10)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.13%	1.13%	1.18%	1.20%	1.14%
Expenses net of fee waivers, if any	1.05% A	1.13%	1.13%	1.18%	1.20%	1.14%
Expenses net of all reductions	1.04% A	1.13%	1.13%	1.17%	1.20%	1.13%
Net investment income (loss)	1.36% A	.41%	.37% G	.39% H	1.01%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,177,394	$ 1,756,962	$ 1,899,805	$ 1,770,675	$ 1,488,736	$ 1,136,860
Portfolio turnover rate F	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 15.64	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.13	.09	.09 G	.09 H	.01
Net realized and unrealized gain (loss)	2.90	.32	2.23	2.34	.94
Total from investment operations	3.03	.41	2.32	2.43	.95
Distributions from net investment income	(.15)	(.04)	(.14)	(.07)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	-
Total distributions	(.62)	(.96) L	(.26) M	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-	-	-
Net asset value, end of period	$ 17.50	$ 15.09	$ 15.64	$ 13.58	$ 11.22
Total Return B, C	20.63%	3.90%	17.31%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.82% A	.89%	.88%	.90%	.86% A
Expenses net of fee waivers, if any	.82% A	.89%	.88%	.90%	.86% A
Expenses net of all reductions	.81% A	.89%	.88%	.89%	.86% A
Net investment income (loss)	1.59% A	.64%	.61% G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,677	$ 526,009	$ 279,653	$ 109,868	$ 159
Portfolio turnover rate F	25% A	27%	22%	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.96 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.925 per share. M Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43
Income from Investment Operations
Net investment income (loss) D	.11	.06	.06 G	.06 H	.10	.03
Net realized and unrealized gain (loss)	2.91	.31	2.23	2.34	(.59)	(1.99)
Total from investment operations	3.02	.37	2.29	2.40	(.49)	(1.96)
Distributions from net investment income	(.12)	(.02)	(.11)	(.06)	(.07)	-
Distributions from net realized gain	(.47)	(.93)	(.13)	-	(.11)	(.56)
Total distributions	(.59)	(.95)	(.24)	(.06)	(.18)	(.56)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.48	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91
Total Return B, C	20.57%	3.59%	17.02%	21.42%	(4.04)%	(14.10)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.14%	1.10%	1.12%	1.20%	1.13%
Expenses net of fee waivers, if any	1.05% A	1.14%	1.10%	1.12%	1.15%	1.13%
Expenses net of all reductions	1.04% A	1.14%	1.10%	1.12%	1.15%	1.13%
Net investment income (loss)	1.37% A	.39%	.39% G	.45% H	1.06%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,852	$ 138,981	$ 101,565	$ 78,440	$ 10,336	$ 8,584
Portfolio turnover rate F	25% A	27%	22%	49%	51%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on March 1, 2013, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 889,453,857
Gross unrealized depreciation	(64,221,272)
Net unrealized appreciation (depreciation) on securities and other investments	$ 825,232,585

Tax cost	$ 2,715,114,596

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $570,111,322 and $369,664,182, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 212,815	$ 3,146
Class T	.25%	.25%	158,668	-
Class B	.75%	.25%	33,254	24,957
Class C	.75%	.25%	263,375	56,848
			$ 668,112	$ 84,951

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	25,043
Class T	4,894
Class B*	3,893
Class C*	2,139
$ 35,969

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 238,785.28
Class T	81,145.26
Class B	9,903.30
Class C	78,295.30
Small Cap Value	2,162,495.23
Institutional Class	198,188.23
	$ 2,768,811

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,734 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,473 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,675,502. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $237,848, including $97,539 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $183,015 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 785,340	$ 57,416
Class T	231,402	-
Class B	9,411	-
Class C	90,527	-
Small Cap Value	13,318,853	2,736,678
Class F	5,669,081	858,633
Institutional Class	1,307,393	160,977
Total	$ 21,412,007	$ 3,813,704

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 5,001,900	$ 8,369,079
Class T	1,871,336	3,332,444
Class B	211,601	513,839
Class C	1,589,586	2,835,863
Small Cap Value	54,759,308	109,450,254
Class F	17,097,966	18,207,376
Institutional Class	4,663,654	6,261,999
Total	$ 85,195,351	$ 148,970,854

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	3,058,797	3,582,114	$ 48,203,768	$ 51,112,084
Reinvestment of distributions	357,180	639,382	5,478,627	7,957,627
Shares redeemed	(1,721,528)	(3,203,028)	(26,814,337)	(45,298,282)
Net increase (decrease)	1,694,449	1,018,468	$ 26,868,058	$ 13,771,429
Class T
Shares sold	995,193	1,074,645	$ 15,726,379	$ 15,238,625
Reinvestment of distributions	135,952	264,657	2,060,454	3,258,576
Shares redeemed	(466,339)	(1,066,289)	(7,147,583)	(14,773,000)
Net increase (decrease)	664,806	273,013	$ 10,639,250	$ 3,724,201
Class B
Shares sold	36,755	17,886	$ 571,256	$ 244,464
Reinvestment of distributions	12,922	36,117	189,673	433,889
Shares redeemed	(77,345)	(156,185)	(1,150,416)	(2,129,294)
Net increase (decrease)	(27,668)	(102,182)	$ (389,487)	$ (1,450,941)
Class C
Shares sold	744,380	840,854	$ 11,242,361	$ 11,606,643
Reinvestment of distributions	98,556	202,948	1,448,324	2,439,209
Shares redeemed	(365,370)	(895,789)	(5,407,978)	(12,102,998)
Net increase (decrease)	477,566	148,013	$ 7,282,707	$ 1,942,854

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Small Cap Value
Shares sold	19,275,449	27,786,966	$ 309,642,218	$ 403,227,336
Reinvestment of distributions	4,065,017	8,564,707	63,037,497	107,820,730
Shares redeemed	(15,480,758)	(41,177,942)	(245,658,599)	(579,334,071)
Net increase (decrease)	7,859,708	(4,826,269)	$ 127,021,116	$ (68,286,005)
Class F
Shares sold	4,993,295	17,383,615	$ 78,947,712	$ 249,495,726
Reinvestment of distributions	1,465,154	1,506,337	22,767,047	19,066,009
Shares redeemed	(1,687,652)	(1,906,027)	(28,007,441)	(26,618,099)
Net increase (decrease)	4,770,797	16,983,925	$ 73,707,318	$ 241,943,636
Institutional Class
Shares sold	6,136,752	4,662,732	$ 98,547,228	$ 67,294,175
Reinvestment of distributions	337,968	445,761	5,246,517	5,619,794
Shares redeemed	(1,525,598)	(2,373,514)	(24,198,209)	(33,655,059)
Net increase (decrease)	4,949,122	2,734,979	$ 79,595,536	$ 39,258,910

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

SCV-USAN-0313
1.803708.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Small Cap
Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,116.90	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.51%
Actual		$ 1,000.00	$ 1,115.90	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class B	2.00%
Actual		$ 1,000.00	$ 1,113.40	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,113.60	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Small Cap Growth	.92%
Actual		$ 1,000.00	$ 1,119.00	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Class F	.70%
Actual		$ 1,000.00	$ 1,120.40	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,118.70	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Aspen Technology, Inc.	1.7	1.3
HSN, Inc.	1.7	0.0
CommVault Systems, Inc.	1.5	0.9
Middleby Corp.	1.4	0.0
Medidata Solutions, Inc.	1.4	0.0
Axiall Corp.	1.4	0.0
Genesee & Wyoming, Inc. Class A	1.4	0.6
Maximus, Inc.	1.2	0.9
Cornerstone OnDemand, Inc.	1.2	0.9
Conn's, Inc.	1.1	0.2
	14.0
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	20.6
Health Care	18.8	21.2
Consumer Discretionary	17.2	17.5
Industrials	15.5	14.6
Financials	7.3	9.6
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 95.5%		Stocks 96.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 3.1%
* Foreign investments	6.6%	** Foreign investments	9.1%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Distributors - 1.0%
Pool Corp.	450,000	$ 20,619,000
Diversified Consumer Services - 1.4%
Grand Canyon Education, Inc. (a)	740,000	17,656,400
Weight Watchers International, Inc. (d)	199,365	10,660,047
		28,316,447
Hotels, Restaurants & Leisure - 4.5%
AFC Enterprises, Inc. (a)	470,000	13,658,200
Chuys Holdings, Inc.	285,540	8,103,625
Denny's Corp. (a)	2,300,000	11,638,000
Interval Leisure Group, Inc.	1,021,800	20,231,640
Jack in the Box, Inc. (a)	600,000	17,418,000
Papa John's International, Inc. (a)	300,000	16,830,000
		87,879,465
Household Durables - 1.3%
Jarden Corp.	290,000	17,063,600
Toll Brothers, Inc. (a)	251,300	9,411,185
		26,474,785
Internet & Catalog Retail - 1.7%
HSN, Inc.	545,000	32,482,000
Leisure Equipment & Products - 1.1%
Brunswick Corp.	600,000	21,696,000
Media - 0.6%
National CineMedia, Inc.	755,800	11,548,624
Multiline Retail - 0.3%
The Bon-Ton Stores, Inc. (d)	500,000	6,275,000
Specialty Retail - 3.7%
Ascena Retail Group, Inc. (a)	684,800	11,607,360
Conn's, Inc. (a)(d)	794,947	22,608,293
DSW, Inc. Class A	216,300	14,476,959
Tile Shop Holdings, Inc. (a)(d)	300,000	5,517,000
Vitamin Shoppe, Inc. (a)	322,300	19,686,084
		73,895,696
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc. (a)	420,000	15,741,600
Steven Madden Ltd. (a)	331,400	15,270,912
		31,012,512
TOTAL CONSUMER DISCRETIONARY		340,199,529
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 0.8%
Susser Holdings Corp. (a)	398,155	$ 16,666,768
Food Products - 1.8%
Ingredion, Inc.	140,000	9,249,800
J&J Snack Foods Corp.	200,000	13,630,000
Post Holdings, Inc. (a)	320,000	12,156,800
		35,036,600
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	258,300	13,080,312
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	275,000	10,562,750
TOTAL CONSUMER STAPLES		75,346,430
ENERGY - 6.5%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	320,000	16,886,400
Essential Energy Services Ltd.	5,166,700	11,033,759
Forum Energy Technologies, Inc.	400,000	10,204,000
Tesco Corp. (a)	750,000	9,067,500
Western Energy Services Corp.	1,530,000	11,366,854
Xtreme Drilling & Coil Services Corp. (a)(e)	4,100,000	6,371,566
Zedi, Inc. (a)(e)	9,000,000	6,226,188
		71,156,267
Oil, Gas & Consumable Fuels - 2.9%
EPL Oil & Gas, Inc. (a)	500,000	12,230,000
Stone Energy Corp. (a)	436,300	9,816,750
Targa Resources Corp.	201,035	12,134,473
Tesoro Logistics LP	250,000	11,000,000
Whitecap Resources, Inc. (d)	1,300,000	12,473,431
		57,654,654
TOTAL ENERGY		128,810,921
FINANCIALS - 7.2%
Capital Markets - 0.6%
AllianceBernstein Holding LP	590,000	12,012,400
Commercial Banks - 2.2%
BBCN Bancorp, Inc.	1,440,000	17,409,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Premier Bancorp, Inc. (a)	356,700	$ 4,112,751
Texas Capital Bancshares, Inc. (a)	505,600	20,931,840
		42,454,191
Insurance - 2.8%
Allied World Assurance Co. Holdings Ltd.	169,800	14,404,134
Amerisafe, Inc. (a)	464,900	13,314,736
eHealth, Inc. (a)	650,000	15,840,500
ProAssurance Corp.	280,000	12,611,200
		56,170,570
Real Estate Investment Trusts - 0.9%
Sovran Self Storage, Inc.	280,000	18,267,200
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	156,400	13,742,868
TOTAL FINANCIALS		142,647,229
HEALTH CARE - 18.8%
Biotechnology - 7.5%
Alkermes PLC (a)	175,500	4,045,275
ARIAD Pharmaceuticals, Inc. (a)	470,000	9,343,600
BioMarin Pharmaceutical, Inc. (a)	190,000	10,429,100
Biovitrum AB (a)	1,000,000	5,992,592
Cubist Pharmaceuticals, Inc. (a)	310,000	13,342,400
Infinity Pharmaceuticals, Inc. (a)	228,236	7,862,730
Insmed, Inc. (a)	800,000	4,680,000
Isis Pharmaceuticals, Inc. (a)(d)	447,257	6,498,644
Medivation, Inc. (a)	180,000	9,784,800
OncoGenex Pharmaceuticals, Inc. (a)	450,000	5,922,000
Pharmacyclics, Inc. (a)	120,000	8,319,600
Sarepta Therapeutics, Inc. (a)(d)	140,000	3,787,000
Seattle Genetics, Inc. (a)	440,000	12,958,000
Sunesis Pharmaceuticals, Inc. (a)(d)	1,097,300	6,221,691
Synageva BioPharma Corp. (a)	170,000	7,864,200
Synergy Pharmaceuticals, Inc. (a)	800,000	4,488,000
Targacept, Inc. (a)	500,000	2,245,000
Theravance, Inc. (a)	519,000	11,547,750
Threshold Pharmaceuticals, Inc. (a)(d)	1,155,000	5,336,100
XOMA Corp. (a)(d)	2,500,000	6,725,000
		147,393,482
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 4.9%
Align Technology, Inc. (a)(d)	584,398	$ 18,326,721
ICU Medical, Inc. (a)	200,000	12,090,000
Sirona Dental Systems, Inc. (a)	205,000	13,626,350
Teleflex, Inc.	269,300	20,197,500
The Cooper Companies, Inc.	111,900	11,341,065
The Spectranetics Corp. (a)	1,230,000	20,491,800
		96,073,436
Health Care Providers & Services - 2.6%
Air Methods Corp.	122,700	5,364,444
Centene Corp. (a)	330,000	14,242,800
MEDNAX, Inc. (a)	152,900	13,082,124
MWI Veterinary Supply, Inc. (a)	173,400	19,474,554
		52,163,922
Health Care Technology - 2.4%
MedAssets, Inc. (a)	1,030,000	20,136,500
Medidata Solutions, Inc. (a)	603,948	28,258,727
		48,395,227
Pharmaceuticals - 1.4%
Biodelivery Sciences International, Inc. (a)(d)	1,257,084	5,480,886
Jazz Pharmaceuticals PLC (a)	250,000	14,097,500
ViroPharma, Inc. (a)	270,000	7,198,200
		26,776,586
TOTAL HEALTH CARE		370,802,653
INDUSTRIALS - 15.5%
Aerospace & Defense - 0.7%
Teledyne Technologies, Inc. (a)	195,700	13,358,482
Building Products - 0.5%
Armstrong World Industries, Inc.	185,000	10,173,150
Electrical Equipment - 2.0%
Generac Holdings, Inc. (d)	560,000	20,820,800
Hubbell, Inc. Class B	161,800	14,731,890
Polypore International, Inc. (a)(d)	122,065	4,710,488
		40,263,178
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	300,000	19,245,000
Machinery - 6.0%
Actuant Corp. Class A	503,100	14,831,388
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Middleby Corp. (a)	200,000	$ 28,272,000
Oshkosh Truck Corp. (a)	350,000	13,713,000
Proto Labs, Inc. (d)	252,194	10,372,739
TriMas Corp. (a)	605,298	18,697,655
Valmont Industries, Inc.	105,032	15,305,263
Wabtec Corp.	192,300	18,003,126
		119,195,171
Professional Services - 1.8%
Advisory Board Co. (a)	295,105	16,003,544
Nielsen Holdings B.V. (a)	310,000	10,078,100
Nihon M&A Center, Inc.	285,512	10,084,792
		36,166,436
Road & Rail - 1.4%
Genesee & Wyoming, Inc. Class A (a)	320,000	27,065,600
Trading Companies & Distributors - 2.1%
DXP Enterprises, Inc. (a)	224,719	12,786,511
Watsco, Inc.	229,000	17,255,150
WESCO International, Inc. (a)	150,000	10,939,500
		40,981,161
TOTAL INDUSTRIALS		306,448,178
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.0%
Arris Group, Inc. (a)	700,000	11,564,000
Telular Corp.	850,000	9,426,500
		20,990,500
Computers & Peripherals - 0.2%
Cray, Inc. (a)	128,600	2,388,102
Super Micro Computer, Inc. (a)	87,903	1,088,239
		3,476,341
Electronic Equipment & Components - 3.9%
FEI Co.	300,000	18,288,000
FLIR Systems, Inc.	400,000	9,508,000
InvenSense, Inc. (a)(d)	1,350,000	19,710,000
Neonode, Inc. (a)(d)(e)	2,069,069	10,759,159
Parametric Sound Corp. (a)(d)(e)	596,019	4,940,998
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Uni-Pixel, Inc. (a)(d)	430,000	$ 5,766,300
Zygo Corp. (a)	506,129	8,052,512
		77,024,969
Internet Software & Services - 2.8%
Blucora, Inc. (a)	1,087,314	16,157,486
Cornerstone OnDemand, Inc. (a)	710,000	23,202,800
Demandware, Inc. (d)	239,007	7,598,033
E2open, Inc. (d)	485,194	8,660,713
		55,619,032
IT Services - 1.8%
Maximus, Inc.	343,376	23,545,292
Total System Services, Inc.	533,868	12,412,431
		35,957,723
Semiconductors & Semiconductor Equipment - 1.6%
Hittite Microwave Corp. (a)	321,863	19,755,951
MagnaChip Semiconductor Corp. (a)	279,866	4,483,453
PDF Solutions, Inc. (a)	466,056	7,000,161
		31,239,565
Software - 7.9%
Aspen Technology, Inc. (a)	1,092,200	33,421,322
CommVault Systems, Inc. (a)	380,000	29,157,400
Ebix, Inc. (d)	633,610	10,353,187
Fair Isaac Corp.	450,000	20,281,500
Manhattan Associates, Inc. (a)	288,199	19,744,513
Sourcefire, Inc. (a)	360,000	15,336,000
Synopsys, Inc. (a)	540,000	18,057,600
Tyler Technologies, Inc. (a)	177,842	9,612,360
		155,963,882
TOTAL INFORMATION TECHNOLOGY		380,272,012
MATERIALS - 6.0%
Chemicals - 3.7%
Axiall Corp. (d)	490,000	27,528,200
Chemtura Corp. (a)	850,000	20,162,000
Cytec Industries, Inc.	250,000	18,325,000
Innospec, Inc.	176,424	7,101,066
		73,116,266
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.7%
Myers Industries, Inc.	850,000	$ 12,563,000
Metals & Mining - 1.6%
Commercial Metals Co.	809,800	13,483,170
Compass Minerals International, Inc. (d)	120,000	8,646,000
Kaiser Aluminum Corp.	160,000	9,945,600
		32,074,770
TOTAL MATERIALS		117,754,036
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
8x8, Inc. (a)	1,000,000	6,620,000
Cogent Communications Group, Inc.	700,000	17,339,000
		23,959,000
TOTAL COMMON STOCKS (Cost $1,583,197,871)		1,886,239,988
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Banco Pine SA (Cost $1,284,051)	210,171	1,537,746
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.16% (b)	48,766,939	48,766,939
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	128,626,620	128,626,620
TOTAL MONEY MARKET FUNDS (Cost $177,393,559)		177,393,559
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,761,875,481)		2,065,171,293
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(88,247,604)
NET ASSETS - 100%		$ 1,976,923,689
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,356
Fidelity Securities Lending Cash Central Fund	681,719
Total	$ 733,075
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Neonode, Inc.	$ 6,969,000	$ 2,720,529	$ -	$ -	$ 10,759,159
Parametric Sound Corp.	2,428,413	2,697,936	26,714	-	4,940,998
Telular Corp.	4,715,000	3,371,313	-	157,000	-
US Home Systems, Inc.	6,604,750	-	8,975,299	-	-
Xtreme Drilling & Coil Services Corp.	6,786,658	178,443	201,743	-	6,371,566
Zedi, Inc.	3,905,172	2,997,316	-	-	6,226,188
Total	$ 31,408,993	$ 11,965,537	$ 9,203,756	$ 157,000	$ 28,297,911
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,507,398) - See accompanying schedule: Unaffiliated issuers (cost $1,549,083,993)	$ 1,859,479,823
Fidelity Central Funds (cost $177,393,559)	177,393,559
Other affiliated issuers (cost $35,397,929)	28,297,911
Total Investments (cost $1,761,875,481)		$ 2,065,171,293
Cash		546,758
Receivable for investments sold		55,929,490
Receivable for fund shares sold		1,827,116
Dividends receivable		535,035
Distributions receivable from Fidelity Central Funds		227,279
Prepaid expenses		4,442
Other receivables		141,564
Total assets		2,124,382,977

Liabilities
Payable for investments purchased	$ 14,954,334
Payable for fund shares redeemed	2,530,242
Accrued management fee	967,499
Distribution and service plan fees payable	49,036
Other affiliated payables	288,040
Other payables and accrued expenses	43,517
Collateral on securities loaned, at value	128,626,620
Total liabilities		147,459,288

Net Assets		$ 1,976,923,689
Net Assets consist of:
Paid in capital		$ 1,641,389,930
Undistributed net investment income		619,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,620,630
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		303,293,210
Net Assets		$ 1,976,923,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,966,643 ÷ 3,790,162 shares)	$ 16.61

Maximum offering price per share (100/94.25 of $16.61)	$ 17.62
Class T: Net Asset Value and redemption price per share ($28,040,969 ÷ 1,710,134 shares)	$ 16.40

Maximum offering price per share (100/96.50 of $16.40)	$ 16.99
Class B: Net Asset Value and offering price per share ($3,780,989 ÷ 239,034 shares)A	$ 15.82

Class C: Net Asset Value and offering price per share ($26,199,499 ÷ 1,659,612 shares)A	$ 15.79

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,168,869,478 ÷ 69,062,327 shares)	$ 16.92

Class F: Net Asset Value, offering price and redemption price per share ($648,387,622 ÷ 38,003,962 shares)	$ 17.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,678,489 ÷ 2,281,403 shares)	$ 16.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $157,000 earned from other affiliated issuers)		$ 7,168,759
Special dividends		2,362,000
Interest		667
Income from Fidelity Central Funds (including $681,719 from security lending)		733,075
Total income		10,264,501

Expenses
Management fee Basic fee	$ 6,714,777
Performance adjustment	(496,133)
Transfer agent fees	1,482,152
Distribution and service plan fees	290,180
Accounting and security lending fees	297,632
Custodian fees and expenses	35,087
Independent trustees' compensation	6,229
Registration fees	77,661
Audit	31,862
Legal	5,032
Interest	674
Miscellaneous	7,769
Total expenses before reductions	8,452,922
Expense reductions	(251,098)	8,201,824
Net investment income (loss)		2,062,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,388,589
Other affiliated issuers	223,046
Foreign currency transactions	(32,590)
Total net realized gain (loss)		90,579,045
Change in net unrealized appreciation (depreciation) on: Investment securities	122,799,316
Assets and liabilities in foreign currencies	8,393
Total change in net unrealized appreciation (depreciation)		122,807,709
Net gain (loss)		213,386,754
Net increase (decrease) in net assets resulting from operations		$ 215,449,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,062,677	$ (2,581,285)
Net realized gain (loss)	90,579,045	84,159,524
Change in net unrealized appreciation (depreciation)	122,807,709	(104,802,589)
Net increase (decrease) in net assets resulting from operations	215,449,431	(23,224,350)
Distributions to shareholders from net realized gain	(122,560,486)	(34,799,429)
Share transactions - net increase (decrease)	36,802,615	61,802,637
Redemption fees	59,925	255,125
Total increase (decrease) in net assets	129,751,485	4,033,983

Net Assets
Beginning of period	1,847,172,204	1,843,138,221
End of period (including undistributed net investment income of $619,919 and accumulated net investment loss of $1,442,758, respectively)	$ 1,976,923,689	$ 1,847,172,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06
Income from Investment Operations
Net investment income (loss) E	(.01) H	(.07) I	(.07) J	(.07) K	(.06)	(.11)
Net realized and unrealized gain (loss)	1.79	(.16)	3.84	1.94	(2.35)	(1.73)
Total from investment operations	1.78	(.23)	3.77	1.87	(2.41)	(1.84)
Distributions from net realized gain	(1.04)	(.32)	(.01) N	-	-	(1.02)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 16.61	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20
Total Return B, C, D	11.69%	(1.14)%	29.78%	17.33%	(18.26)%	(12.26)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.25% A	1.35%	1.25%	1.35%	1.33%	1.40%
Expenses net of fee waivers, if any	1.25% A	1.35%	1.25%	1.35%	1.33%	1.40%
Expenses net of all reductions	1.23% A	1.34%	1.23%	1.34%	1.33%	1.39%
Net investment income (loss)	(.15)% A, H	(.49)% I	(.47)% J	(.56)% K	(.64)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,967	$ 59,684	$ 67,272	$ 50,620	$ 40,211	$ 42,187
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.11) I	(.11) J	(.10) K	(.09)	(.15)
Net realized and unrealized gain (loss)	1.78	(.16)	3.81	1.93	(2.34)	(1.73)
Total from investment operations	1.75	(.27)	3.70	1.83	(2.43)	(1.88)
Distributions from net realized gain	(1.03)	(.32)	-	-	-	(.96)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 16.40	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17
Total Return B, C, D	11.59%	(1.41)%	29.44%	17.04%	(18.45)%	(12.50)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.51% A	1.61%	1.50%	1.61%	1.60%	1.65%
Expenses net of fee waivers, if any	1.51% A	1.61%	1.50%	1.61%	1.60%	1.65%
Expenses net of all reductions	1.49% A	1.60%	1.49%	1.60%	1.59%	1.65%
Net investment income (loss)	(.41)% A, H	(.74)% I	(.73)% J	(.82)% K	(.91)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,041	$ 27,658	$ 30,764	$ 23,930	$ 21,533	$ 21,754
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.18) I	(.18) J	(.16) K	(.13)	(.22)
Net realized and unrealized gain (loss)	1.72	(.17)	3.74	1.89	(2.33)	(1.71)
Total from investment operations	1.65	(.35)	3.56	1.73	(2.46)	(1.93)
Distributions from net realized gain	(1.02)	(.32)	-	-	-	(.89)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 15.82	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03
Total Return B, C, D	11.34%	(1.96)%	28.94%	16.37%	(18.88)%	(12.92)%
Ratios to Average Net Assets F, L
Expenses before reductions	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of fee waivers, if any	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of all reductions	1.98% A	2.09%	1.98%	2.09%	2.08%	2.15%
Net investment income (loss)	(.90)% A, H	(1.23)% I	(1.22)% J	(1.32)% K	(1.39)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,781	$ 4,123	$ 5,295	$ 5,142	$ 4,171	$ 5,517
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.14)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.18) I	(.18) J	(.16) K	(.13)	(.22)
Net realized and unrealized gain (loss)	1.72	(.17)	3.73	1.89	(2.32)	(1.71)
Total from investment operations	1.65	(.35)	3.55	1.73	(2.45)	(1.93)
Distributions from net realized gain	(1.02)	(.32)	-	-	-	(.91)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 15.79	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00
Total Return B, C, D	11.36%	(1.96)%	28.91%	16.40%	(18.85)%	(12.94)%
Ratios to Average Net Assets F, L
Expenses before reductions	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of fee waivers, if any	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of all reductions	1.98% A	2.09%	1.98%	2.09%	2.07%	2.14%
Net investment income (loss)	(.90)% A, H	(1.24)% I	(1.22)% J	(1.32)% K	(1.39)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,199	$ 24,683	$ 24,914	$ 18,091	$ 14,267	$ 15,946
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.15)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15
Income from Investment Operations
Net investment income (loss) D	.02 G	(.03) H	(.03) I	(.04) J	(.04)	(.07)
Net realized and unrealized gain (loss)	1.82	(.16)	3.90	1.96	(2.36)	(1.74)
Total from investment operations	1.84	(.19)	3.87	1.92	(2.40)	(1.81)
Distributions from net realized gain	(1.06)	(.32)	(.03) M	-	-	(1.05)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 16.92	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29
Total Return B, C	11.90%	(.88)%	30.20%	17.63%	(18.06)%	(11.98)%
Ratios to Average Net Assets E, K
Expenses before reductions	.92% A	1.03%	.95%	1.08%	1.08%	1.11%
Expenses net of fee waivers, if any	.92% A	1.03%	.95%	1.08%	1.08%	1.11%
Expenses net of all reductions	.89% A	1.02%	.93%	1.07%	1.08%	1.10%
Net investment income (loss)	.19% A, G	(.16)%H	(.17)%I	(.29)%J	(.39)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,168,869	$ 1,166,101	$ 1,382,688	$ 1,204,818	$ 1,085,184	$ 1,217,520
Portfolio turnover rate F	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 16.73	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.03 H	.01 I	.01 J	- K, N	(.01)
Net realized and unrealized gain (loss)	1.85	(.16)	3.91	1.95	.88
Total from investment operations	1.88	(.15)	3.92	1.95	.87
Distributions from net realized gain	(1.08)	(.32)	(.04) O	-	-
Redemption fees added to paid in capital D, N	-	-	-	-	-
Net asset value, end of period	$ 17.06	$ 16.26	$ 16.73	$ 12.85	$ 10.90
Total Return B, C	12.04%	(.64)%	30.56%	17.89%	8.67%
Ratios to Average Net Assets E, M
Expenses before reductions	.70% A	.80%	.70%	.78%	.74% A
Expenses net of fee waivers, if any	.70% A	.80%	.70%	.78%	.74% A
Expenses net of all reductions	.68% A	.79%	.68%	.77%	.73% A
Net investment income (loss)	.40% A, H	.07% I	.08% J	-% G, K	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648,388	$ 528,229	$ 290,765	$ 106,941	$ 159
Portfolio turnover rate F	138% A	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. LFor the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. MExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. NAmount represents less than $.01 per share. OThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15
Income from Investment Operations
Net investment income (loss) D	.01 G	(.03) H	(.03) I	(.03) J	(.03)	(.06)
Net realized and unrealized gain (loss)	1.83	(.16)	3.91	1.95	(2.36)	(1.74)
Total from investment operations	1.84	(.19)	3.88	1.92	(2.39)	(1.80)
Distributions from net realized gain	(1.06)	(.32)	(.03) M	-	-	(1.05)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 16.95	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30
Total Return B, C	11.87%	(.88)%	30.24%	17.60%	(17.97)%	(11.93)%
Ratios to Average Net Assets E, K
Expenses before reductions	.94% A	1.06%	.94%	1.03%	1.05%	1.04%
Expenses net of fee waivers, if any	.94% A	1.06%	.94%	1.03%	1.05%	1.04%
Expenses net of all reductions	.92% A	1.05%	.93%	1.02%	1.04%	1.03%
Net investment income (loss)	.16% A, G	(.19)% H	(.17)% I	(.24)% J	(.36)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,678	$ 36,694	$ 41,440	$ 25,650	$ 19,204	$ 22,444
Portfolio turnover rate F	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 338,197,880
Gross unrealized depreciation	(36,968,411)
Net unrealized appreciation (depreciation) on securities and other investments	$ 301,229,469

Tax cost	$ 1,763,941,824

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,265,389,808 and $1,379,509,496, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 75,342	$ 644
Class T	.25%	.25%	69,426	12
Class B	.75%	.25%	19,630	14,777
Class C	.75%	.25%	125,782	18,396
			$ 290,180	$ 33,829

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,508
Class T	2,733
Class B*	3,398
Class C*	1,042
$ 16,681

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of he respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 90,324.30
Class T	42,884.31
Class B	5,885.30
Class C	37,754.30
Small Cap Growth	1,260,622.22
Institutional Class	44,683.24
	$ 1,482,152

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31,528 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,856,167.37%		$ 674

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,306 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

7. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,819,905. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $66,932 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $250,919 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $179.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 3,855,020	$ 1,262,924
Class T	1,778,950	573,407
Class B	260,524	101,910
Class C	1,656,727	481,854
Small Cap Growth	74,940,031	25,434,274
Class F	37,680,389	6,152,820
Institutional Class	2,388,845	792,240
Total	$ 122,560,486	$ 34,799,429

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	401,729	986,718	$ 6,441,443	$ 14,926,996
Reinvestment of distributions	231,282	85,896	3,646,231	1,194,285
Shares redeemed	(604,474)	(1,407,222)	(9,643,130)	(21,375,353)
Net increase (decrease)	28,537	(334,608)	$ 444,544	$ (5,254,072)
Class T
Shares sold	195,435	358,193	$ 3,084,745	$ 5,456,756
Reinvestment of distributions	106,643	38,774	1,660,162	533,890
Shares redeemed	(356,162)	(523,310)	(5,625,295)	(7,812,853)
Net increase (decrease)	(54,084)	(126,343)	$ (880,388)	$ (1,822,207)
Class B
Shares sold	3,365	11,810	$ 50,992	$ 172,624
Reinvestment of distributions	16,337	7,173	246,159	96,091
Shares redeemed	(52,096)	(81,516)	(795,448)	(1,196,288)
Net increase (decrease)	(32,394)	(62,533)	$ (498,297)	$ (927,573)
Class C
Shares sold	165,542	405,451	$ 2,519,979	$ 5,976,693
Reinvestment of distributions	103,215	33,110	1,550,542	443,092
Shares redeemed	(236,997)	(384,855)	(3,591,513)	(5,527,477)
Net increase (decrease)	31,760	53,706	$ 479,008	$ 892,308
Small Cap Growth
Shares sold	4,093,308	14,552,522	$ 66,680,196	$ 226,496,807
Reinvestment of distributions	4,595,874	1,774,167	73,721,309	25,022,882
Shares redeemed	(11,866,561)	(27,135,724)	(193,343,582)	(414,348,619)
Net increase (decrease)	(3,177,379)	(10,809,035)	$ (52,942,077)	$ (162,828,930)
Class F
Shares sold	4,726,483	16,430,240	$ 77,771,613	$ 255,874,632
Reinvestment of distributions	2,336,095	432,802	37,680,389	6,152,820
Shares redeemed	(1,542,221)	(1,757,546)	(25,423,838)	(26,811,905)
Net increase (decrease)	5,520,357	15,105,496	$ 90,028,164	$ 235,215,547

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Institutional Class
Shares sold	234,998	819,623	$ 3,821,973	$ 12,520,738
Reinvestment of distributions	128,780	44,186	2,069,290	624,723
Shares redeemed	(351,912)	(1,078,752)	(5,719,602)	(16,617,897)
Net increase (decrease)	11,866	(214,943)	$ 171,661	$ (3,472,436)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 62% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCP-USAN-0313
1.803716.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Growth

Fund - Institutional Class

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Small Cap Growth
Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,116.90	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.51%
Actual		$ 1,000.00	$ 1,115.90	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class B	2.00%
Actual		$ 1,000.00	$ 1,113.40	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,113.60	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Small Cap Growth	.92%
Actual		$ 1,000.00	$ 1,119.00	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Class F	.70%
Actual		$ 1,000.00	$ 1,120.40	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,118.70	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Aspen Technology, Inc.	1.7	1.3
HSN, Inc.	1.7	0.0
CommVault Systems, Inc.	1.5	0.9
Middleby Corp.	1.4	0.0
Medidata Solutions, Inc.	1.4	0.0
Axiall Corp.	1.4	0.0
Genesee & Wyoming, Inc. Class A	1.4	0.6
Maximus, Inc.	1.2	0.9
Cornerstone OnDemand, Inc.	1.2	0.9
Conn's, Inc.	1.1	0.2
	14.0
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	20.6
Health Care	18.8	21.2
Consumer Discretionary	17.2	17.5
Industrials	15.5	14.6
Financials	7.3	9.6
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 95.5%		Stocks 96.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 3.1%
* Foreign investments	6.6%	** Foreign investments	9.1%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Distributors - 1.0%
Pool Corp.	450,000	$ 20,619,000
Diversified Consumer Services - 1.4%
Grand Canyon Education, Inc. (a)	740,000	17,656,400
Weight Watchers International, Inc. (d)	199,365	10,660,047
		28,316,447
Hotels, Restaurants & Leisure - 4.5%
AFC Enterprises, Inc. (a)	470,000	13,658,200
Chuys Holdings, Inc.	285,540	8,103,625
Denny's Corp. (a)	2,300,000	11,638,000
Interval Leisure Group, Inc.	1,021,800	20,231,640
Jack in the Box, Inc. (a)	600,000	17,418,000
Papa John's International, Inc. (a)	300,000	16,830,000
		87,879,465
Household Durables - 1.3%
Jarden Corp.	290,000	17,063,600
Toll Brothers, Inc. (a)	251,300	9,411,185
		26,474,785
Internet & Catalog Retail - 1.7%
HSN, Inc.	545,000	32,482,000
Leisure Equipment & Products - 1.1%
Brunswick Corp.	600,000	21,696,000
Media - 0.6%
National CineMedia, Inc.	755,800	11,548,624
Multiline Retail - 0.3%
The Bon-Ton Stores, Inc. (d)	500,000	6,275,000
Specialty Retail - 3.7%
Ascena Retail Group, Inc. (a)	684,800	11,607,360
Conn's, Inc. (a)(d)	794,947	22,608,293
DSW, Inc. Class A	216,300	14,476,959
Tile Shop Holdings, Inc. (a)(d)	300,000	5,517,000
Vitamin Shoppe, Inc. (a)	322,300	19,686,084
		73,895,696
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc. (a)	420,000	15,741,600
Steven Madden Ltd. (a)	331,400	15,270,912
		31,012,512
TOTAL CONSUMER DISCRETIONARY		340,199,529
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 0.8%
Susser Holdings Corp. (a)	398,155	$ 16,666,768
Food Products - 1.8%
Ingredion, Inc.	140,000	9,249,800
J&J Snack Foods Corp.	200,000	13,630,000
Post Holdings, Inc. (a)	320,000	12,156,800
		35,036,600
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	258,300	13,080,312
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	275,000	10,562,750
TOTAL CONSUMER STAPLES		75,346,430
ENERGY - 6.5%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	320,000	16,886,400
Essential Energy Services Ltd.	5,166,700	11,033,759
Forum Energy Technologies, Inc.	400,000	10,204,000
Tesco Corp. (a)	750,000	9,067,500
Western Energy Services Corp.	1,530,000	11,366,854
Xtreme Drilling & Coil Services Corp. (a)(e)	4,100,000	6,371,566
Zedi, Inc. (a)(e)	9,000,000	6,226,188
		71,156,267
Oil, Gas & Consumable Fuels - 2.9%
EPL Oil & Gas, Inc. (a)	500,000	12,230,000
Stone Energy Corp. (a)	436,300	9,816,750
Targa Resources Corp.	201,035	12,134,473
Tesoro Logistics LP	250,000	11,000,000
Whitecap Resources, Inc. (d)	1,300,000	12,473,431
		57,654,654
TOTAL ENERGY		128,810,921
FINANCIALS - 7.2%
Capital Markets - 0.6%
AllianceBernstein Holding LP	590,000	12,012,400
Commercial Banks - 2.2%
BBCN Bancorp, Inc.	1,440,000	17,409,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Premier Bancorp, Inc. (a)	356,700	$ 4,112,751
Texas Capital Bancshares, Inc. (a)	505,600	20,931,840
		42,454,191
Insurance - 2.8%
Allied World Assurance Co. Holdings Ltd.	169,800	14,404,134
Amerisafe, Inc. (a)	464,900	13,314,736
eHealth, Inc. (a)	650,000	15,840,500
ProAssurance Corp.	280,000	12,611,200
		56,170,570
Real Estate Investment Trusts - 0.9%
Sovran Self Storage, Inc.	280,000	18,267,200
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	156,400	13,742,868
TOTAL FINANCIALS		142,647,229
HEALTH CARE - 18.8%
Biotechnology - 7.5%
Alkermes PLC (a)	175,500	4,045,275
ARIAD Pharmaceuticals, Inc. (a)	470,000	9,343,600
BioMarin Pharmaceutical, Inc. (a)	190,000	10,429,100
Biovitrum AB (a)	1,000,000	5,992,592
Cubist Pharmaceuticals, Inc. (a)	310,000	13,342,400
Infinity Pharmaceuticals, Inc. (a)	228,236	7,862,730
Insmed, Inc. (a)	800,000	4,680,000
Isis Pharmaceuticals, Inc. (a)(d)	447,257	6,498,644
Medivation, Inc. (a)	180,000	9,784,800
OncoGenex Pharmaceuticals, Inc. (a)	450,000	5,922,000
Pharmacyclics, Inc. (a)	120,000	8,319,600
Sarepta Therapeutics, Inc. (a)(d)	140,000	3,787,000
Seattle Genetics, Inc. (a)	440,000	12,958,000
Sunesis Pharmaceuticals, Inc. (a)(d)	1,097,300	6,221,691
Synageva BioPharma Corp. (a)	170,000	7,864,200
Synergy Pharmaceuticals, Inc. (a)	800,000	4,488,000
Targacept, Inc. (a)	500,000	2,245,000
Theravance, Inc. (a)	519,000	11,547,750
Threshold Pharmaceuticals, Inc. (a)(d)	1,155,000	5,336,100
XOMA Corp. (a)(d)	2,500,000	6,725,000
		147,393,482
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 4.9%
Align Technology, Inc. (a)(d)	584,398	$ 18,326,721
ICU Medical, Inc. (a)	200,000	12,090,000
Sirona Dental Systems, Inc. (a)	205,000	13,626,350
Teleflex, Inc.	269,300	20,197,500
The Cooper Companies, Inc.	111,900	11,341,065
The Spectranetics Corp. (a)	1,230,000	20,491,800
		96,073,436
Health Care Providers & Services - 2.6%
Air Methods Corp.	122,700	5,364,444
Centene Corp. (a)	330,000	14,242,800
MEDNAX, Inc. (a)	152,900	13,082,124
MWI Veterinary Supply, Inc. (a)	173,400	19,474,554
		52,163,922
Health Care Technology - 2.4%
MedAssets, Inc. (a)	1,030,000	20,136,500
Medidata Solutions, Inc. (a)	603,948	28,258,727
		48,395,227
Pharmaceuticals - 1.4%
Biodelivery Sciences International, Inc. (a)(d)	1,257,084	5,480,886
Jazz Pharmaceuticals PLC (a)	250,000	14,097,500
ViroPharma, Inc. (a)	270,000	7,198,200
		26,776,586
TOTAL HEALTH CARE		370,802,653
INDUSTRIALS - 15.5%
Aerospace & Defense - 0.7%
Teledyne Technologies, Inc. (a)	195,700	13,358,482
Building Products - 0.5%
Armstrong World Industries, Inc.	185,000	10,173,150
Electrical Equipment - 2.0%
Generac Holdings, Inc. (d)	560,000	20,820,800
Hubbell, Inc. Class B	161,800	14,731,890
Polypore International, Inc. (a)(d)	122,065	4,710,488
		40,263,178
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	300,000	19,245,000
Machinery - 6.0%
Actuant Corp. Class A	503,100	14,831,388
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Middleby Corp. (a)	200,000	$ 28,272,000
Oshkosh Truck Corp. (a)	350,000	13,713,000
Proto Labs, Inc. (d)	252,194	10,372,739
TriMas Corp. (a)	605,298	18,697,655
Valmont Industries, Inc.	105,032	15,305,263
Wabtec Corp.	192,300	18,003,126
		119,195,171
Professional Services - 1.8%
Advisory Board Co. (a)	295,105	16,003,544
Nielsen Holdings B.V. (a)	310,000	10,078,100
Nihon M&A Center, Inc.	285,512	10,084,792
		36,166,436
Road & Rail - 1.4%
Genesee & Wyoming, Inc. Class A (a)	320,000	27,065,600
Trading Companies & Distributors - 2.1%
DXP Enterprises, Inc. (a)	224,719	12,786,511
Watsco, Inc.	229,000	17,255,150
WESCO International, Inc. (a)	150,000	10,939,500
		40,981,161
TOTAL INDUSTRIALS		306,448,178
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.0%
Arris Group, Inc. (a)	700,000	11,564,000
Telular Corp.	850,000	9,426,500
		20,990,500
Computers & Peripherals - 0.2%
Cray, Inc. (a)	128,600	2,388,102
Super Micro Computer, Inc. (a)	87,903	1,088,239
		3,476,341
Electronic Equipment & Components - 3.9%
FEI Co.	300,000	18,288,000
FLIR Systems, Inc.	400,000	9,508,000
InvenSense, Inc. (a)(d)	1,350,000	19,710,000
Neonode, Inc. (a)(d)(e)	2,069,069	10,759,159
Parametric Sound Corp. (a)(d)(e)	596,019	4,940,998
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Uni-Pixel, Inc. (a)(d)	430,000	$ 5,766,300
Zygo Corp. (a)	506,129	8,052,512
		77,024,969
Internet Software & Services - 2.8%
Blucora, Inc. (a)	1,087,314	16,157,486
Cornerstone OnDemand, Inc. (a)	710,000	23,202,800
Demandware, Inc. (d)	239,007	7,598,033
E2open, Inc. (d)	485,194	8,660,713
		55,619,032
IT Services - 1.8%
Maximus, Inc.	343,376	23,545,292
Total System Services, Inc.	533,868	12,412,431
		35,957,723
Semiconductors & Semiconductor Equipment - 1.6%
Hittite Microwave Corp. (a)	321,863	19,755,951
MagnaChip Semiconductor Corp. (a)	279,866	4,483,453
PDF Solutions, Inc. (a)	466,056	7,000,161
		31,239,565
Software - 7.9%
Aspen Technology, Inc. (a)	1,092,200	33,421,322
CommVault Systems, Inc. (a)	380,000	29,157,400
Ebix, Inc. (d)	633,610	10,353,187
Fair Isaac Corp.	450,000	20,281,500
Manhattan Associates, Inc. (a)	288,199	19,744,513
Sourcefire, Inc. (a)	360,000	15,336,000
Synopsys, Inc. (a)	540,000	18,057,600
Tyler Technologies, Inc. (a)	177,842	9,612,360
		155,963,882
TOTAL INFORMATION TECHNOLOGY		380,272,012
MATERIALS - 6.0%
Chemicals - 3.7%
Axiall Corp. (d)	490,000	27,528,200
Chemtura Corp. (a)	850,000	20,162,000
Cytec Industries, Inc.	250,000	18,325,000
Innospec, Inc.	176,424	7,101,066
		73,116,266
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.7%
Myers Industries, Inc.	850,000	$ 12,563,000
Metals & Mining - 1.6%
Commercial Metals Co.	809,800	13,483,170
Compass Minerals International, Inc. (d)	120,000	8,646,000
Kaiser Aluminum Corp.	160,000	9,945,600
		32,074,770
TOTAL MATERIALS		117,754,036
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
8x8, Inc. (a)	1,000,000	6,620,000
Cogent Communications Group, Inc.	700,000	17,339,000
		23,959,000
TOTAL COMMON STOCKS (Cost $1,583,197,871)		1,886,239,988
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Banco Pine SA (Cost $1,284,051)	210,171	1,537,746
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.16% (b)	48,766,939	48,766,939
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	128,626,620	128,626,620
TOTAL MONEY MARKET FUNDS (Cost $177,393,559)		177,393,559
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,761,875,481)		2,065,171,293
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(88,247,604)
NET ASSETS - 100%		$ 1,976,923,689
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,356
Fidelity Securities Lending Cash Central Fund	681,719
Total	$ 733,075
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Neonode, Inc.	$ 6,969,000	$ 2,720,529	$ -	$ -	$ 10,759,159
Parametric Sound Corp.	2,428,413	2,697,936	26,714	-	4,940,998
Telular Corp.	4,715,000	3,371,313	-	157,000	-
US Home Systems, Inc.	6,604,750	-	8,975,299	-	-
Xtreme Drilling & Coil Services Corp.	6,786,658	178,443	201,743	-	6,371,566
Zedi, Inc.	3,905,172	2,997,316	-	-	6,226,188
Total	$ 31,408,993	$ 11,965,537	$ 9,203,756	$ 157,000	$ 28,297,911
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,507,398) - See accompanying schedule: Unaffiliated issuers (cost $1,549,083,993)	$ 1,859,479,823
Fidelity Central Funds (cost $177,393,559)	177,393,559
Other affiliated issuers (cost $35,397,929)	28,297,911
Total Investments (cost $1,761,875,481)		$ 2,065,171,293
Cash		546,758
Receivable for investments sold		55,929,490
Receivable for fund shares sold		1,827,116
Dividends receivable		535,035
Distributions receivable from Fidelity Central Funds		227,279
Prepaid expenses		4,442
Other receivables		141,564
Total assets		2,124,382,977

Liabilities
Payable for investments purchased	$ 14,954,334
Payable for fund shares redeemed	2,530,242
Accrued management fee	967,499
Distribution and service plan fees payable	49,036
Other affiliated payables	288,040
Other payables and accrued expenses	43,517
Collateral on securities loaned, at value	128,626,620
Total liabilities		147,459,288

Net Assets		$ 1,976,923,689
Net Assets consist of:
Paid in capital		$ 1,641,389,930
Undistributed net investment income		619,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,620,630
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		303,293,210
Net Assets		$ 1,976,923,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,966,643 ÷ 3,790,162 shares)	$ 16.61

Maximum offering price per share (100/94.25 of $16.61)	$ 17.62
Class T: Net Asset Value and redemption price per share ($28,040,969 ÷ 1,710,134 shares)	$ 16.40

Maximum offering price per share (100/96.50 of $16.40)	$ 16.99
Class B: Net Asset Value and offering price per share ($3,780,989 ÷ 239,034 shares)A	$ 15.82

Class C: Net Asset Value and offering price per share ($26,199,499 ÷ 1,659,612 shares)A	$ 15.79

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,168,869,478 ÷ 69,062,327 shares)	$ 16.92

Class F: Net Asset Value, offering price and redemption price per share ($648,387,622 ÷ 38,003,962 shares)	$ 17.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,678,489 ÷ 2,281,403 shares)	$ 16.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $157,000 earned from other affiliated issuers)		$ 7,168,759
Special dividends		2,362,000
Interest		667
Income from Fidelity Central Funds (including $681,719 from security lending)		733,075
Total income		10,264,501

Expenses
Management fee Basic fee	$ 6,714,777
Performance adjustment	(496,133)
Transfer agent fees	1,482,152
Distribution and service plan fees	290,180
Accounting and security lending fees	297,632
Custodian fees and expenses	35,087
Independent trustees' compensation	6,229
Registration fees	77,661
Audit	31,862
Legal	5,032
Interest	674
Miscellaneous	7,769
Total expenses before reductions	8,452,922
Expense reductions	(251,098)	8,201,824
Net investment income (loss)		2,062,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,388,589
Other affiliated issuers	223,046
Foreign currency transactions	(32,590)
Total net realized gain (loss)		90,579,045
Change in net unrealized appreciation (depreciation) on: Investment securities	122,799,316
Assets and liabilities in foreign currencies	8,393
Total change in net unrealized appreciation (depreciation)		122,807,709
Net gain (loss)		213,386,754
Net increase (decrease) in net assets resulting from operations		$ 215,449,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,062,677	$ (2,581,285)
Net realized gain (loss)	90,579,045	84,159,524
Change in net unrealized appreciation (depreciation)	122,807,709	(104,802,589)
Net increase (decrease) in net assets resulting from operations	215,449,431	(23,224,350)
Distributions to shareholders from net realized gain	(122,560,486)	(34,799,429)
Share transactions - net increase (decrease)	36,802,615	61,802,637
Redemption fees	59,925	255,125
Total increase (decrease) in net assets	129,751,485	4,033,983

Net Assets
Beginning of period	1,847,172,204	1,843,138,221
End of period (including undistributed net investment income of $619,919 and accumulated net investment loss of $1,442,758, respectively)	$ 1,976,923,689	$ 1,847,172,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06
Income from Investment Operations
Net investment income (loss) E	(.01) H	(.07) I	(.07) J	(.07) K	(.06)	(.11)
Net realized and unrealized gain (loss)	1.79	(.16)	3.84	1.94	(2.35)	(1.73)
Total from investment operations	1.78	(.23)	3.77	1.87	(2.41)	(1.84)
Distributions from net realized gain	(1.04)	(.32)	(.01) N	-	-	(1.02)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 16.61	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20
Total Return B, C, D	11.69%	(1.14)%	29.78%	17.33%	(18.26)%	(12.26)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.25% A	1.35%	1.25%	1.35%	1.33%	1.40%
Expenses net of fee waivers, if any	1.25% A	1.35%	1.25%	1.35%	1.33%	1.40%
Expenses net of all reductions	1.23% A	1.34%	1.23%	1.34%	1.33%	1.39%
Net investment income (loss)	(.15)% A, H	(.49)% I	(.47)% J	(.56)% K	(.64)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,967	$ 59,684	$ 67,272	$ 50,620	$ 40,211	$ 42,187
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.11) I	(.11) J	(.10) K	(.09)	(.15)
Net realized and unrealized gain (loss)	1.78	(.16)	3.81	1.93	(2.34)	(1.73)
Total from investment operations	1.75	(.27)	3.70	1.83	(2.43)	(1.88)
Distributions from net realized gain	(1.03)	(.32)	-	-	-	(.96)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 16.40	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17
Total Return B, C, D	11.59%	(1.41)%	29.44%	17.04%	(18.45)%	(12.50)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.51% A	1.61%	1.50%	1.61%	1.60%	1.65%
Expenses net of fee waivers, if any	1.51% A	1.61%	1.50%	1.61%	1.60%	1.65%
Expenses net of all reductions	1.49% A	1.60%	1.49%	1.60%	1.59%	1.65%
Net investment income (loss)	(.41)% A, H	(.74)% I	(.73)% J	(.82)% K	(.91)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,041	$ 27,658	$ 30,764	$ 23,930	$ 21,533	$ 21,754
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.18) I	(.18) J	(.16) K	(.13)	(.22)
Net realized and unrealized gain (loss)	1.72	(.17)	3.74	1.89	(2.33)	(1.71)
Total from investment operations	1.65	(.35)	3.56	1.73	(2.46)	(1.93)
Distributions from net realized gain	(1.02)	(.32)	-	-	-	(.89)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 15.82	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03
Total Return B, C, D	11.34%	(1.96)%	28.94%	16.37%	(18.88)%	(12.92)%
Ratios to Average Net Assets F, L
Expenses before reductions	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of fee waivers, if any	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of all reductions	1.98% A	2.09%	1.98%	2.09%	2.08%	2.15%
Net investment income (loss)	(.90)% A, H	(1.23)% I	(1.22)% J	(1.32)% K	(1.39)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,781	$ 4,123	$ 5,295	$ 5,142	$ 4,171	$ 5,517
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.14)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.18) I	(.18) J	(.16) K	(.13)	(.22)
Net realized and unrealized gain (loss)	1.72	(.17)	3.73	1.89	(2.32)	(1.71)
Total from investment operations	1.65	(.35)	3.55	1.73	(2.45)	(1.93)
Distributions from net realized gain	(1.02)	(.32)	-	-	-	(.91)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 15.79	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00
Total Return B, C, D	11.36%	(1.96)%	28.91%	16.40%	(18.85)%	(12.94)%
Ratios to Average Net Assets F, L
Expenses before reductions	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of fee waivers, if any	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of all reductions	1.98% A	2.09%	1.98%	2.09%	2.07%	2.14%
Net investment income (loss)	(.90)% A, H	(1.24)% I	(1.22)% J	(1.32)% K	(1.39)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,199	$ 24,683	$ 24,914	$ 18,091	$ 14,267	$ 15,946
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.15)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15
Income from Investment Operations
Net investment income (loss) D	.02 G	(.03) H	(.03) I	(.04) J	(.04)	(.07)
Net realized and unrealized gain (loss)	1.82	(.16)	3.90	1.96	(2.36)	(1.74)
Total from investment operations	1.84	(.19)	3.87	1.92	(2.40)	(1.81)
Distributions from net realized gain	(1.06)	(.32)	(.03) M	-	-	(1.05)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 16.92	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29
Total Return B, C	11.90%	(.88)%	30.20%	17.63%	(18.06)%	(11.98)%
Ratios to Average Net Assets E, K
Expenses before reductions	.92% A	1.03%	.95%	1.08%	1.08%	1.11%
Expenses net of fee waivers, if any	.92% A	1.03%	.95%	1.08%	1.08%	1.11%
Expenses net of all reductions	.89% A	1.02%	.93%	1.07%	1.08%	1.10%
Net investment income (loss)	.19% A, G	(.16)%H	(.17)%I	(.29)%J	(.39)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,168,869	$ 1,166,101	$ 1,382,688	$ 1,204,818	$ 1,085,184	$ 1,217,520
Portfolio turnover rate F	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 16.73	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.03 H	.01 I	.01 J	- K, N	(.01)
Net realized and unrealized gain (loss)	1.85	(.16)	3.91	1.95	.88
Total from investment operations	1.88	(.15)	3.92	1.95	.87
Distributions from net realized gain	(1.08)	(.32)	(.04) O	-	-
Redemption fees added to paid in capital D, N	-	-	-	-	-
Net asset value, end of period	$ 17.06	$ 16.26	$ 16.73	$ 12.85	$ 10.90
Total Return B, C	12.04%	(.64)%	30.56%	17.89%	8.67%
Ratios to Average Net Assets E, M
Expenses before reductions	.70% A	.80%	.70%	.78%	.74% A
Expenses net of fee waivers, if any	.70% A	.80%	.70%	.78%	.74% A
Expenses net of all reductions	.68% A	.79%	.68%	.77%	.73% A
Net investment income (loss)	.40% A, H	.07% I	.08% J	-% G, K	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648,388	$ 528,229	$ 290,765	$ 106,941	$ 159
Portfolio turnover rate F	138% A	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. LFor the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. MExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. NAmount represents less than $.01 per share. OThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15
Income from Investment Operations
Net investment income (loss) D	.01 G	(.03) H	(.03) I	(.03) J	(.03)	(.06)
Net realized and unrealized gain (loss)	1.83	(.16)	3.91	1.95	(2.36)	(1.74)
Total from investment operations	1.84	(.19)	3.88	1.92	(2.39)	(1.80)
Distributions from net realized gain	(1.06)	(.32)	(.03) M	-	-	(1.05)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 16.95	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30
Total Return B, C	11.87%	(.88)%	30.24%	17.60%	(17.97)%	(11.93)%
Ratios to Average Net Assets E, K
Expenses before reductions	.94% A	1.06%	.94%	1.03%	1.05%	1.04%
Expenses net of fee waivers, if any	.94% A	1.06%	.94%	1.03%	1.05%	1.04%
Expenses net of all reductions	.92% A	1.05%	.93%	1.02%	1.04%	1.03%
Net investment income (loss)	.16% A, G	(.19)% H	(.17)% I	(.24)% J	(.36)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,678	$ 36,694	$ 41,440	$ 25,650	$ 19,204	$ 22,444
Portfolio turnover rate F	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 338,197,880
Gross unrealized depreciation	(36,968,411)
Net unrealized appreciation (depreciation) on securities and other investments	$ 301,229,469

Tax cost	$ 1,763,941,824

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,265,389,808 and $1,379,509,496, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 75,342	$ 644
Class T	.25%	.25%	69,426	12
Class B	.75%	.25%	19,630	14,777
Class C	.75%	.25%	125,782	18,396
			$ 290,180	$ 33,829

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,508
Class T	2,733
Class B*	3,398
Class C*	1,042
$ 16,681

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of he respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 90,324.30
Class T	42,884.31
Class B	5,885.30
Class C	37,754.30
Small Cap Growth	1,260,622.22
Institutional Class	44,683.24
	$ 1,482,152

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31,528 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,856,167.37%		$ 674

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,306 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

7. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,819,905. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $66,932 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $250,919 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $179.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 3,855,020	$ 1,262,924
Class T	1,778,950	573,407
Class B	260,524	101,910
Class C	1,656,727	481,854
Small Cap Growth	74,940,031	25,434,274
Class F	37,680,389	6,152,820
Institutional Class	2,388,845	792,240
Total	$ 122,560,486	$ 34,799,429

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	401,729	986,718	$ 6,441,443	$ 14,926,996
Reinvestment of distributions	231,282	85,896	3,646,231	1,194,285
Shares redeemed	(604,474)	(1,407,222)	(9,643,130)	(21,375,353)
Net increase (decrease)	28,537	(334,608)	$ 444,544	$ (5,254,072)
Class T
Shares sold	195,435	358,193	$ 3,084,745	$ 5,456,756
Reinvestment of distributions	106,643	38,774	1,660,162	533,890
Shares redeemed	(356,162)	(523,310)	(5,625,295)	(7,812,853)
Net increase (decrease)	(54,084)	(126,343)	$ (880,388)	$ (1,822,207)
Class B
Shares sold	3,365	11,810	$ 50,992	$ 172,624
Reinvestment of distributions	16,337	7,173	246,159	96,091
Shares redeemed	(52,096)	(81,516)	(795,448)	(1,196,288)
Net increase (decrease)	(32,394)	(62,533)	$ (498,297)	$ (927,573)
Class C
Shares sold	165,542	405,451	$ 2,519,979	$ 5,976,693
Reinvestment of distributions	103,215	33,110	1,550,542	443,092
Shares redeemed	(236,997)	(384,855)	(3,591,513)	(5,527,477)
Net increase (decrease)	31,760	53,706	$ 479,008	$ 892,308
Small Cap Growth
Shares sold	4,093,308	14,552,522	$ 66,680,196	$ 226,496,807
Reinvestment of distributions	4,595,874	1,774,167	73,721,309	25,022,882
Shares redeemed	(11,866,561)	(27,135,724)	(193,343,582)	(414,348,619)
Net increase (decrease)	(3,177,379)	(10,809,035)	$ (52,942,077)	$ (162,828,930)
Class F
Shares sold	4,726,483	16,430,240	$ 77,771,613	$ 255,874,632
Reinvestment of distributions	2,336,095	432,802	37,680,389	6,152,820
Shares redeemed	(1,542,221)	(1,757,546)	(25,423,838)	(26,811,905)
Net increase (decrease)	5,520,357	15,105,496	$ 90,028,164	$ 235,215,547

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Institutional Class
Shares sold	234,998	819,623	$ 3,821,973	$ 12,520,738
Reinvestment of distributions	128,780	44,186	2,069,290	624,723
Shares redeemed	(351,912)	(1,078,752)	(5,719,602)	(16,617,897)
Net increase (decrease)	11,866	(214,943)	$ 171,661	$ (3,472,436)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 62% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCPI-USAN-0313
1.803724.109

Fidelity®

Small Cap Growth

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,116.90	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.51%
Actual		$ 1,000.00	$ 1,115.90	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class B	2.00%
Actual		$ 1,000.00	$ 1,113.40	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,113.60	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Small Cap Growth	.92%
Actual		$ 1,000.00	$ 1,119.00	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Class F	.70%
Actual		$ 1,000.00	$ 1,120.40	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,118.70	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Aspen Technology, Inc.	1.7	1.3
HSN, Inc.	1.7	0.0
CommVault Systems, Inc.	1.5	0.9
Middleby Corp.	1.4	0.0
Medidata Solutions, Inc.	1.4	0.0
Axiall Corp.	1.4	0.0
Genesee & Wyoming, Inc. Class A	1.4	0.6
Maximus, Inc.	1.2	0.9
Cornerstone OnDemand, Inc.	1.2	0.9
Conn's, Inc.	1.1	0.2
	14.0
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	20.6
Health Care	18.8	21.2
Consumer Discretionary	17.2	17.5
Industrials	15.5	14.6
Financials	7.3	9.6
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 95.5%		Stocks 96.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 3.1%
* Foreign investments	6.6%	** Foreign investments	9.1%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Distributors - 1.0%
Pool Corp.	450,000	$ 20,619,000
Diversified Consumer Services - 1.4%
Grand Canyon Education, Inc. (a)	740,000	17,656,400
Weight Watchers International, Inc. (d)	199,365	10,660,047
		28,316,447
Hotels, Restaurants & Leisure - 4.5%
AFC Enterprises, Inc. (a)	470,000	13,658,200
Chuys Holdings, Inc.	285,540	8,103,625
Denny's Corp. (a)	2,300,000	11,638,000
Interval Leisure Group, Inc.	1,021,800	20,231,640
Jack in the Box, Inc. (a)	600,000	17,418,000
Papa John's International, Inc. (a)	300,000	16,830,000
		87,879,465
Household Durables - 1.3%
Jarden Corp.	290,000	17,063,600
Toll Brothers, Inc. (a)	251,300	9,411,185
		26,474,785
Internet & Catalog Retail - 1.7%
HSN, Inc.	545,000	32,482,000
Leisure Equipment & Products - 1.1%
Brunswick Corp.	600,000	21,696,000
Media - 0.6%
National CineMedia, Inc.	755,800	11,548,624
Multiline Retail - 0.3%
The Bon-Ton Stores, Inc. (d)	500,000	6,275,000
Specialty Retail - 3.7%
Ascena Retail Group, Inc. (a)	684,800	11,607,360
Conn's, Inc. (a)(d)	794,947	22,608,293
DSW, Inc. Class A	216,300	14,476,959
Tile Shop Holdings, Inc. (a)(d)	300,000	5,517,000
Vitamin Shoppe, Inc. (a)	322,300	19,686,084
		73,895,696
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc. (a)	420,000	15,741,600
Steven Madden Ltd. (a)	331,400	15,270,912
		31,012,512
TOTAL CONSUMER DISCRETIONARY		340,199,529
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 0.8%
Susser Holdings Corp. (a)	398,155	$ 16,666,768
Food Products - 1.8%
Ingredion, Inc.	140,000	9,249,800
J&J Snack Foods Corp.	200,000	13,630,000
Post Holdings, Inc. (a)	320,000	12,156,800
		35,036,600
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	258,300	13,080,312
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	275,000	10,562,750
TOTAL CONSUMER STAPLES		75,346,430
ENERGY - 6.5%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	320,000	16,886,400
Essential Energy Services Ltd.	5,166,700	11,033,759
Forum Energy Technologies, Inc.	400,000	10,204,000
Tesco Corp. (a)	750,000	9,067,500
Western Energy Services Corp.	1,530,000	11,366,854
Xtreme Drilling & Coil Services Corp. (a)(e)	4,100,000	6,371,566
Zedi, Inc. (a)(e)	9,000,000	6,226,188
		71,156,267
Oil, Gas & Consumable Fuels - 2.9%
EPL Oil & Gas, Inc. (a)	500,000	12,230,000
Stone Energy Corp. (a)	436,300	9,816,750
Targa Resources Corp.	201,035	12,134,473
Tesoro Logistics LP	250,000	11,000,000
Whitecap Resources, Inc. (d)	1,300,000	12,473,431
		57,654,654
TOTAL ENERGY		128,810,921
FINANCIALS - 7.2%
Capital Markets - 0.6%
AllianceBernstein Holding LP	590,000	12,012,400
Commercial Banks - 2.2%
BBCN Bancorp, Inc.	1,440,000	17,409,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Premier Bancorp, Inc. (a)	356,700	$ 4,112,751
Texas Capital Bancshares, Inc. (a)	505,600	20,931,840
		42,454,191
Insurance - 2.8%
Allied World Assurance Co. Holdings Ltd.	169,800	14,404,134
Amerisafe, Inc. (a)	464,900	13,314,736
eHealth, Inc. (a)	650,000	15,840,500
ProAssurance Corp.	280,000	12,611,200
		56,170,570
Real Estate Investment Trusts - 0.9%
Sovran Self Storage, Inc.	280,000	18,267,200
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	156,400	13,742,868
TOTAL FINANCIALS		142,647,229
HEALTH CARE - 18.8%
Biotechnology - 7.5%
Alkermes PLC (a)	175,500	4,045,275
ARIAD Pharmaceuticals, Inc. (a)	470,000	9,343,600
BioMarin Pharmaceutical, Inc. (a)	190,000	10,429,100
Biovitrum AB (a)	1,000,000	5,992,592
Cubist Pharmaceuticals, Inc. (a)	310,000	13,342,400
Infinity Pharmaceuticals, Inc. (a)	228,236	7,862,730
Insmed, Inc. (a)	800,000	4,680,000
Isis Pharmaceuticals, Inc. (a)(d)	447,257	6,498,644
Medivation, Inc. (a)	180,000	9,784,800
OncoGenex Pharmaceuticals, Inc. (a)	450,000	5,922,000
Pharmacyclics, Inc. (a)	120,000	8,319,600
Sarepta Therapeutics, Inc. (a)(d)	140,000	3,787,000
Seattle Genetics, Inc. (a)	440,000	12,958,000
Sunesis Pharmaceuticals, Inc. (a)(d)	1,097,300	6,221,691
Synageva BioPharma Corp. (a)	170,000	7,864,200
Synergy Pharmaceuticals, Inc. (a)	800,000	4,488,000
Targacept, Inc. (a)	500,000	2,245,000
Theravance, Inc. (a)	519,000	11,547,750
Threshold Pharmaceuticals, Inc. (a)(d)	1,155,000	5,336,100
XOMA Corp. (a)(d)	2,500,000	6,725,000
		147,393,482
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 4.9%
Align Technology, Inc. (a)(d)	584,398	$ 18,326,721
ICU Medical, Inc. (a)	200,000	12,090,000
Sirona Dental Systems, Inc. (a)	205,000	13,626,350
Teleflex, Inc.	269,300	20,197,500
The Cooper Companies, Inc.	111,900	11,341,065
The Spectranetics Corp. (a)	1,230,000	20,491,800
		96,073,436
Health Care Providers & Services - 2.6%
Air Methods Corp.	122,700	5,364,444
Centene Corp. (a)	330,000	14,242,800
MEDNAX, Inc. (a)	152,900	13,082,124
MWI Veterinary Supply, Inc. (a)	173,400	19,474,554
		52,163,922
Health Care Technology - 2.4%
MedAssets, Inc. (a)	1,030,000	20,136,500
Medidata Solutions, Inc. (a)	603,948	28,258,727
		48,395,227
Pharmaceuticals - 1.4%
Biodelivery Sciences International, Inc. (a)(d)	1,257,084	5,480,886
Jazz Pharmaceuticals PLC (a)	250,000	14,097,500
ViroPharma, Inc. (a)	270,000	7,198,200
		26,776,586
TOTAL HEALTH CARE		370,802,653
INDUSTRIALS - 15.5%
Aerospace & Defense - 0.7%
Teledyne Technologies, Inc. (a)	195,700	13,358,482
Building Products - 0.5%
Armstrong World Industries, Inc.	185,000	10,173,150
Electrical Equipment - 2.0%
Generac Holdings, Inc. (d)	560,000	20,820,800
Hubbell, Inc. Class B	161,800	14,731,890
Polypore International, Inc. (a)(d)	122,065	4,710,488
		40,263,178
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	300,000	19,245,000
Machinery - 6.0%
Actuant Corp. Class A	503,100	14,831,388
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Middleby Corp. (a)	200,000	$ 28,272,000
Oshkosh Truck Corp. (a)	350,000	13,713,000
Proto Labs, Inc. (d)	252,194	10,372,739
TriMas Corp. (a)	605,298	18,697,655
Valmont Industries, Inc.	105,032	15,305,263
Wabtec Corp.	192,300	18,003,126
		119,195,171
Professional Services - 1.8%
Advisory Board Co. (a)	295,105	16,003,544
Nielsen Holdings B.V. (a)	310,000	10,078,100
Nihon M&A Center, Inc.	285,512	10,084,792
		36,166,436
Road & Rail - 1.4%
Genesee & Wyoming, Inc. Class A (a)	320,000	27,065,600
Trading Companies & Distributors - 2.1%
DXP Enterprises, Inc. (a)	224,719	12,786,511
Watsco, Inc.	229,000	17,255,150
WESCO International, Inc. (a)	150,000	10,939,500
		40,981,161
TOTAL INDUSTRIALS		306,448,178
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.0%
Arris Group, Inc. (a)	700,000	11,564,000
Telular Corp.	850,000	9,426,500
		20,990,500
Computers & Peripherals - 0.2%
Cray, Inc. (a)	128,600	2,388,102
Super Micro Computer, Inc. (a)	87,903	1,088,239
		3,476,341
Electronic Equipment & Components - 3.9%
FEI Co.	300,000	18,288,000
FLIR Systems, Inc.	400,000	9,508,000
InvenSense, Inc. (a)(d)	1,350,000	19,710,000
Neonode, Inc. (a)(d)(e)	2,069,069	10,759,159
Parametric Sound Corp. (a)(d)(e)	596,019	4,940,998
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Uni-Pixel, Inc. (a)(d)	430,000	$ 5,766,300
Zygo Corp. (a)	506,129	8,052,512
		77,024,969
Internet Software & Services - 2.8%
Blucora, Inc. (a)	1,087,314	16,157,486
Cornerstone OnDemand, Inc. (a)	710,000	23,202,800
Demandware, Inc. (d)	239,007	7,598,033
E2open, Inc. (d)	485,194	8,660,713
		55,619,032
IT Services - 1.8%
Maximus, Inc.	343,376	23,545,292
Total System Services, Inc.	533,868	12,412,431
		35,957,723
Semiconductors & Semiconductor Equipment - 1.6%
Hittite Microwave Corp. (a)	321,863	19,755,951
MagnaChip Semiconductor Corp. (a)	279,866	4,483,453
PDF Solutions, Inc. (a)	466,056	7,000,161
		31,239,565
Software - 7.9%
Aspen Technology, Inc. (a)	1,092,200	33,421,322
CommVault Systems, Inc. (a)	380,000	29,157,400
Ebix, Inc. (d)	633,610	10,353,187
Fair Isaac Corp.	450,000	20,281,500
Manhattan Associates, Inc. (a)	288,199	19,744,513
Sourcefire, Inc. (a)	360,000	15,336,000
Synopsys, Inc. (a)	540,000	18,057,600
Tyler Technologies, Inc. (a)	177,842	9,612,360
		155,963,882
TOTAL INFORMATION TECHNOLOGY		380,272,012
MATERIALS - 6.0%
Chemicals - 3.7%
Axiall Corp. (d)	490,000	27,528,200
Chemtura Corp. (a)	850,000	20,162,000
Cytec Industries, Inc.	250,000	18,325,000
Innospec, Inc.	176,424	7,101,066
		73,116,266
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.7%
Myers Industries, Inc.	850,000	$ 12,563,000
Metals & Mining - 1.6%
Commercial Metals Co.	809,800	13,483,170
Compass Minerals International, Inc. (d)	120,000	8,646,000
Kaiser Aluminum Corp.	160,000	9,945,600
		32,074,770
TOTAL MATERIALS		117,754,036
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
8x8, Inc. (a)	1,000,000	6,620,000
Cogent Communications Group, Inc.	700,000	17,339,000
		23,959,000
TOTAL COMMON STOCKS (Cost $1,583,197,871)		1,886,239,988
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Banco Pine SA (Cost $1,284,051)	210,171	1,537,746
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.16% (b)	48,766,939	48,766,939
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	128,626,620	128,626,620
TOTAL MONEY MARKET FUNDS (Cost $177,393,559)		177,393,559
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,761,875,481)		2,065,171,293
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(88,247,604)
NET ASSETS - 100%		$ 1,976,923,689
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,356
Fidelity Securities Lending Cash Central Fund	681,719
Total	$ 733,075
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Neonode, Inc.	$ 6,969,000	$ 2,720,529	$ -	$ -	$ 10,759,159
Parametric Sound Corp.	2,428,413	2,697,936	26,714	-	4,940,998
Telular Corp.	4,715,000	3,371,313	-	157,000	-
US Home Systems, Inc.	6,604,750	-	8,975,299	-	-
Xtreme Drilling & Coil Services Corp.	6,786,658	178,443	201,743	-	6,371,566
Zedi, Inc.	3,905,172	2,997,316	-	-	6,226,188
Total	$ 31,408,993	$ 11,965,537	$ 9,203,756	$ 157,000	$ 28,297,911
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,507,398) - See accompanying schedule: Unaffiliated issuers (cost $1,549,083,993)	$ 1,859,479,823
Fidelity Central Funds (cost $177,393,559)	177,393,559
Other affiliated issuers (cost $35,397,929)	28,297,911
Total Investments (cost $1,761,875,481)		$ 2,065,171,293
Cash		546,758
Receivable for investments sold		55,929,490
Receivable for fund shares sold		1,827,116
Dividends receivable		535,035
Distributions receivable from Fidelity Central Funds		227,279
Prepaid expenses		4,442
Other receivables		141,564
Total assets		2,124,382,977

Liabilities
Payable for investments purchased	$ 14,954,334
Payable for fund shares redeemed	2,530,242
Accrued management fee	967,499
Distribution and service plan fees payable	49,036
Other affiliated payables	288,040
Other payables and accrued expenses	43,517
Collateral on securities loaned, at value	128,626,620
Total liabilities		147,459,288

Net Assets		$ 1,976,923,689
Net Assets consist of:
Paid in capital		$ 1,641,389,930
Undistributed net investment income		619,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,620,630
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		303,293,210
Net Assets		$ 1,976,923,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,966,643 ÷ 3,790,162 shares)	$ 16.61

Maximum offering price per share (100/94.25 of $16.61)	$ 17.62
Class T: Net Asset Value and redemption price per share ($28,040,969 ÷ 1,710,134 shares)	$ 16.40

Maximum offering price per share (100/96.50 of $16.40)	$ 16.99
Class B: Net Asset Value and offering price per share ($3,780,989 ÷ 239,034 shares)A	$ 15.82

Class C: Net Asset Value and offering price per share ($26,199,499 ÷ 1,659,612 shares)A	$ 15.79

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,168,869,478 ÷ 69,062,327 shares)	$ 16.92

Class F: Net Asset Value, offering price and redemption price per share ($648,387,622 ÷ 38,003,962 shares)	$ 17.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,678,489 ÷ 2,281,403 shares)	$ 16.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $157,000 earned from other affiliated issuers)		$ 7,168,759
Special dividends		2,362,000
Interest		667
Income from Fidelity Central Funds (including $681,719 from security lending)		733,075
Total income		10,264,501

Expenses
Management fee Basic fee	$ 6,714,777
Performance adjustment	(496,133)
Transfer agent fees	1,482,152
Distribution and service plan fees	290,180
Accounting and security lending fees	297,632
Custodian fees and expenses	35,087
Independent trustees' compensation	6,229
Registration fees	77,661
Audit	31,862
Legal	5,032
Interest	674
Miscellaneous	7,769
Total expenses before reductions	8,452,922
Expense reductions	(251,098)	8,201,824
Net investment income (loss)		2,062,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,388,589
Other affiliated issuers	223,046
Foreign currency transactions	(32,590)
Total net realized gain (loss)		90,579,045
Change in net unrealized appreciation (depreciation) on: Investment securities	122,799,316
Assets and liabilities in foreign currencies	8,393
Total change in net unrealized appreciation (depreciation)		122,807,709
Net gain (loss)		213,386,754
Net increase (decrease) in net assets resulting from operations		$ 215,449,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,062,677	$ (2,581,285)
Net realized gain (loss)	90,579,045	84,159,524
Change in net unrealized appreciation (depreciation)	122,807,709	(104,802,589)
Net increase (decrease) in net assets resulting from operations	215,449,431	(23,224,350)
Distributions to shareholders from net realized gain	(122,560,486)	(34,799,429)
Share transactions - net increase (decrease)	36,802,615	61,802,637
Redemption fees	59,925	255,125
Total increase (decrease) in net assets	129,751,485	4,033,983

Net Assets
Beginning of period	1,847,172,204	1,843,138,221
End of period (including undistributed net investment income of $619,919 and accumulated net investment loss of $1,442,758, respectively)	$ 1,976,923,689	$ 1,847,172,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06
Income from Investment Operations
Net investment income (loss) E	(.01) H	(.07) I	(.07) J	(.07) K	(.06)	(.11)
Net realized and unrealized gain (loss)	1.79	(.16)	3.84	1.94	(2.35)	(1.73)
Total from investment operations	1.78	(.23)	3.77	1.87	(2.41)	(1.84)
Distributions from net realized gain	(1.04)	(.32)	(.01) N	-	-	(1.02)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 16.61	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20
Total Return B, C, D	11.69%	(1.14)%	29.78%	17.33%	(18.26)%	(12.26)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.25% A	1.35%	1.25%	1.35%	1.33%	1.40%
Expenses net of fee waivers, if any	1.25% A	1.35%	1.25%	1.35%	1.33%	1.40%
Expenses net of all reductions	1.23% A	1.34%	1.23%	1.34%	1.33%	1.39%
Net investment income (loss)	(.15)% A, H	(.49)% I	(.47)% J	(.56)% K	(.64)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,967	$ 59,684	$ 67,272	$ 50,620	$ 40,211	$ 42,187
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.11) I	(.11) J	(.10) K	(.09)	(.15)
Net realized and unrealized gain (loss)	1.78	(.16)	3.81	1.93	(2.34)	(1.73)
Total from investment operations	1.75	(.27)	3.70	1.83	(2.43)	(1.88)
Distributions from net realized gain	(1.03)	(.32)	-	-	-	(.96)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 16.40	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17
Total Return B, C, D	11.59%	(1.41)%	29.44%	17.04%	(18.45)%	(12.50)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.51% A	1.61%	1.50%	1.61%	1.60%	1.65%
Expenses net of fee waivers, if any	1.51% A	1.61%	1.50%	1.61%	1.60%	1.65%
Expenses net of all reductions	1.49% A	1.60%	1.49%	1.60%	1.59%	1.65%
Net investment income (loss)	(.41)% A, H	(.74)% I	(.73)% J	(.82)% K	(.91)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,041	$ 27,658	$ 30,764	$ 23,930	$ 21,533	$ 21,754
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.18) I	(.18) J	(.16) K	(.13)	(.22)
Net realized and unrealized gain (loss)	1.72	(.17)	3.74	1.89	(2.33)	(1.71)
Total from investment operations	1.65	(.35)	3.56	1.73	(2.46)	(1.93)
Distributions from net realized gain	(1.02)	(.32)	-	-	-	(.89)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 15.82	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03
Total Return B, C, D	11.34%	(1.96)%	28.94%	16.37%	(18.88)%	(12.92)%
Ratios to Average Net Assets F, L
Expenses before reductions	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of fee waivers, if any	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of all reductions	1.98% A	2.09%	1.98%	2.09%	2.08%	2.15%
Net investment income (loss)	(.90)% A, H	(1.23)% I	(1.22)% J	(1.32)% K	(1.39)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,781	$ 4,123	$ 5,295	$ 5,142	$ 4,171	$ 5,517
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.14)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.18) I	(.18) J	(.16) K	(.13)	(.22)
Net realized and unrealized gain (loss)	1.72	(.17)	3.73	1.89	(2.32)	(1.71)
Total from investment operations	1.65	(.35)	3.55	1.73	(2.45)	(1.93)
Distributions from net realized gain	(1.02)	(.32)	-	-	-	(.91)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 15.79	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00
Total Return B, C, D	11.36%	(1.96)%	28.91%	16.40%	(18.85)%	(12.94)%
Ratios to Average Net Assets F, L
Expenses before reductions	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of fee waivers, if any	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of all reductions	1.98% A	2.09%	1.98%	2.09%	2.07%	2.14%
Net investment income (loss)	(.90)% A, H	(1.24)% I	(1.22)% J	(1.32)% K	(1.39)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,199	$ 24,683	$ 24,914	$ 18,091	$ 14,267	$ 15,946
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.15)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15
Income from Investment Operations
Net investment income (loss) D	.02 G	(.03) H	(.03) I	(.04) J	(.04)	(.07)
Net realized and unrealized gain (loss)	1.82	(.16)	3.90	1.96	(2.36)	(1.74)
Total from investment operations	1.84	(.19)	3.87	1.92	(2.40)	(1.81)
Distributions from net realized gain	(1.06)	(.32)	(.03) M	-	-	(1.05)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 16.92	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29
Total Return B, C	11.90%	(.88)%	30.20%	17.63%	(18.06)%	(11.98)%
Ratios to Average Net Assets E, K
Expenses before reductions	.92% A	1.03%	.95%	1.08%	1.08%	1.11%
Expenses net of fee waivers, if any	.92% A	1.03%	.95%	1.08%	1.08%	1.11%
Expenses net of all reductions	.89% A	1.02%	.93%	1.07%	1.08%	1.10%
Net investment income (loss)	.19% A, G	(.16)%H	(.17)%I	(.29)%J	(.39)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,168,869	$ 1,166,101	$ 1,382,688	$ 1,204,818	$ 1,085,184	$ 1,217,520
Portfolio turnover rate F	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 16.73	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.03 H	.01 I	.01 J	- K, N	(.01)
Net realized and unrealized gain (loss)	1.85	(.16)	3.91	1.95	.88
Total from investment operations	1.88	(.15)	3.92	1.95	.87
Distributions from net realized gain	(1.08)	(.32)	(.04) O	-	-
Redemption fees added to paid in capital D, N	-	-	-	-	-
Net asset value, end of period	$ 17.06	$ 16.26	$ 16.73	$ 12.85	$ 10.90
Total Return B, C	12.04%	(.64)%	30.56%	17.89%	8.67%
Ratios to Average Net Assets E, M
Expenses before reductions	.70% A	.80%	.70%	.78%	.74% A
Expenses net of fee waivers, if any	.70% A	.80%	.70%	.78%	.74% A
Expenses net of all reductions	.68% A	.79%	.68%	.77%	.73% A
Net investment income (loss)	.40% A, H	.07% I	.08% J	-% G, K	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648,388	$ 528,229	$ 290,765	$ 106,941	$ 159
Portfolio turnover rate F	138% A	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. LFor the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. MExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. NAmount represents less than $.01 per share. OThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15
Income from Investment Operations
Net investment income (loss) D	.01 G	(.03) H	(.03) I	(.03) J	(.03)	(.06)
Net realized and unrealized gain (loss)	1.83	(.16)	3.91	1.95	(2.36)	(1.74)
Total from investment operations	1.84	(.19)	3.88	1.92	(2.39)	(1.80)
Distributions from net realized gain	(1.06)	(.32)	(.03) M	-	-	(1.05)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 16.95	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30
Total Return B, C	11.87%	(.88)%	30.24%	17.60%	(17.97)%	(11.93)%
Ratios to Average Net Assets E, K
Expenses before reductions	.94% A	1.06%	.94%	1.03%	1.05%	1.04%
Expenses net of fee waivers, if any	.94% A	1.06%	.94%	1.03%	1.05%	1.04%
Expenses net of all reductions	.92% A	1.05%	.93%	1.02%	1.04%	1.03%
Net investment income (loss)	.16% A, G	(.19)% H	(.17)% I	(.24)% J	(.36)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,678	$ 36,694	$ 41,440	$ 25,650	$ 19,204	$ 22,444
Portfolio turnover rate F	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 338,197,880
Gross unrealized depreciation	(36,968,411)
Net unrealized appreciation (depreciation) on securities and other investments	$ 301,229,469

Tax cost	$ 1,763,941,824

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,265,389,808 and $1,379,509,496, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 75,342	$ 644
Class T	.25%	.25%	69,426	12
Class B	.75%	.25%	19,630	14,777
Class C	.75%	.25%	125,782	18,396
			$ 290,180	$ 33,829

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,508
Class T	2,733
Class B*	3,398
Class C*	1,042
$ 16,681

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of he respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 90,324.30
Class T	42,884.31
Class B	5,885.30
Class C	37,754.30
Small Cap Growth	1,260,622.22
Institutional Class	44,683.24
	$ 1,482,152

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31,528 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,856,167.37%		$ 674

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,306 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

7. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,819,905. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $66,932 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $250,919 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $179.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 3,855,020	$ 1,262,924
Class T	1,778,950	573,407
Class B	260,524	101,910
Class C	1,656,727	481,854
Small Cap Growth	74,940,031	25,434,274
Class F	37,680,389	6,152,820
Institutional Class	2,388,845	792,240
Total	$ 122,560,486	$ 34,799,429

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	401,729	986,718	$ 6,441,443	$ 14,926,996
Reinvestment of distributions	231,282	85,896	3,646,231	1,194,285
Shares redeemed	(604,474)	(1,407,222)	(9,643,130)	(21,375,353)
Net increase (decrease)	28,537	(334,608)	$ 444,544	$ (5,254,072)
Class T
Shares sold	195,435	358,193	$ 3,084,745	$ 5,456,756
Reinvestment of distributions	106,643	38,774	1,660,162	533,890
Shares redeemed	(356,162)	(523,310)	(5,625,295)	(7,812,853)
Net increase (decrease)	(54,084)	(126,343)	$ (880,388)	$ (1,822,207)
Class B
Shares sold	3,365	11,810	$ 50,992	$ 172,624
Reinvestment of distributions	16,337	7,173	246,159	96,091
Shares redeemed	(52,096)	(81,516)	(795,448)	(1,196,288)
Net increase (decrease)	(32,394)	(62,533)	$ (498,297)	$ (927,573)
Class C
Shares sold	165,542	405,451	$ 2,519,979	$ 5,976,693
Reinvestment of distributions	103,215	33,110	1,550,542	443,092
Shares redeemed	(236,997)	(384,855)	(3,591,513)	(5,527,477)
Net increase (decrease)	31,760	53,706	$ 479,008	$ 892,308
Small Cap Growth
Shares sold	4,093,308	14,552,522	$ 66,680,196	$ 226,496,807
Reinvestment of distributions	4,595,874	1,774,167	73,721,309	25,022,882
Shares redeemed	(11,866,561)	(27,135,724)	(193,343,582)	(414,348,619)
Net increase (decrease)	(3,177,379)	(10,809,035)	$ (52,942,077)	$ (162,828,930)
Class F
Shares sold	4,726,483	16,430,240	$ 77,771,613	$ 255,874,632
Reinvestment of distributions	2,336,095	432,802	37,680,389	6,152,820
Shares redeemed	(1,542,221)	(1,757,546)	(25,423,838)	(26,811,905)
Net increase (decrease)	5,520,357	15,105,496	$ 90,028,164	$ 235,215,547

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Institutional Class
Shares sold	234,998	819,623	$ 3,821,973	$ 12,520,738
Reinvestment of distributions	128,780	44,186	2,069,290	624,723
Shares redeemed	(351,912)	(1,078,752)	(5,719,602)	(16,617,897)
Net increase (decrease)	11,866	(214,943)	$ 171,661	$ (3,472,436)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 62% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

SCP-USAN-0313
1.803699.108

Fidelity®

Small Cap Growth

Fund
Class F

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

p20

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,116.90	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.51%
Actual		$ 1,000.00	$ 1,115.90	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class B	2.00%
Actual		$ 1,000.00	$ 1,113.40	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,113.60	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Small Cap Growth	.92%
Actual		$ 1,000.00	$ 1,119.00	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Class F	.70%
Actual		$ 1,000.00	$ 1,120.40	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,118.70	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Aspen Technology, Inc.	1.7	1.3
HSN, Inc.	1.7	0.0
CommVault Systems, Inc.	1.5	0.9
Middleby Corp.	1.4	0.0
Medidata Solutions, Inc.	1.4	0.0
Axiall Corp.	1.4	0.0
Genesee & Wyoming, Inc. Class A	1.4	0.6
Maximus, Inc.	1.2	0.9
Cornerstone OnDemand, Inc.	1.2	0.9
Conn's, Inc.	1.1	0.2
	14.0
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	20.6
Health Care	18.8	21.2
Consumer Discretionary	17.2	17.5
Industrials	15.5	14.6
Financials	7.3	9.6
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 95.5%		Stocks 96.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 3.1%
* Foreign investments	6.6%	** Foreign investments	9.1%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Distributors - 1.0%
Pool Corp.	450,000	$ 20,619,000
Diversified Consumer Services - 1.4%
Grand Canyon Education, Inc. (a)	740,000	17,656,400
Weight Watchers International, Inc. (d)	199,365	10,660,047
		28,316,447
Hotels, Restaurants & Leisure - 4.5%
AFC Enterprises, Inc. (a)	470,000	13,658,200
Chuys Holdings, Inc.	285,540	8,103,625
Denny's Corp. (a)	2,300,000	11,638,000
Interval Leisure Group, Inc.	1,021,800	20,231,640
Jack in the Box, Inc. (a)	600,000	17,418,000
Papa John's International, Inc. (a)	300,000	16,830,000
		87,879,465
Household Durables - 1.3%
Jarden Corp.	290,000	17,063,600
Toll Brothers, Inc. (a)	251,300	9,411,185
		26,474,785
Internet & Catalog Retail - 1.7%
HSN, Inc.	545,000	32,482,000
Leisure Equipment & Products - 1.1%
Brunswick Corp.	600,000	21,696,000
Media - 0.6%
National CineMedia, Inc.	755,800	11,548,624
Multiline Retail - 0.3%
The Bon-Ton Stores, Inc. (d)	500,000	6,275,000
Specialty Retail - 3.7%
Ascena Retail Group, Inc. (a)	684,800	11,607,360
Conn's, Inc. (a)(d)	794,947	22,608,293
DSW, Inc. Class A	216,300	14,476,959
Tile Shop Holdings, Inc. (a)(d)	300,000	5,517,000
Vitamin Shoppe, Inc. (a)	322,300	19,686,084
		73,895,696
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc. (a)	420,000	15,741,600
Steven Madden Ltd. (a)	331,400	15,270,912
		31,012,512
TOTAL CONSUMER DISCRETIONARY		340,199,529
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 0.8%
Susser Holdings Corp. (a)	398,155	$ 16,666,768
Food Products - 1.8%
Ingredion, Inc.	140,000	9,249,800
J&J Snack Foods Corp.	200,000	13,630,000
Post Holdings, Inc. (a)	320,000	12,156,800
		35,036,600
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	258,300	13,080,312
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	275,000	10,562,750
TOTAL CONSUMER STAPLES		75,346,430
ENERGY - 6.5%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	320,000	16,886,400
Essential Energy Services Ltd.	5,166,700	11,033,759
Forum Energy Technologies, Inc.	400,000	10,204,000
Tesco Corp. (a)	750,000	9,067,500
Western Energy Services Corp.	1,530,000	11,366,854
Xtreme Drilling & Coil Services Corp. (a)(e)	4,100,000	6,371,566
Zedi, Inc. (a)(e)	9,000,000	6,226,188
		71,156,267
Oil, Gas & Consumable Fuels - 2.9%
EPL Oil & Gas, Inc. (a)	500,000	12,230,000
Stone Energy Corp. (a)	436,300	9,816,750
Targa Resources Corp.	201,035	12,134,473
Tesoro Logistics LP	250,000	11,000,000
Whitecap Resources, Inc. (d)	1,300,000	12,473,431
		57,654,654
TOTAL ENERGY		128,810,921
FINANCIALS - 7.2%
Capital Markets - 0.6%
AllianceBernstein Holding LP	590,000	12,012,400
Commercial Banks - 2.2%
BBCN Bancorp, Inc.	1,440,000	17,409,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Premier Bancorp, Inc. (a)	356,700	$ 4,112,751
Texas Capital Bancshares, Inc. (a)	505,600	20,931,840
		42,454,191
Insurance - 2.8%
Allied World Assurance Co. Holdings Ltd.	169,800	14,404,134
Amerisafe, Inc. (a)	464,900	13,314,736
eHealth, Inc. (a)	650,000	15,840,500
ProAssurance Corp.	280,000	12,611,200
		56,170,570
Real Estate Investment Trusts - 0.9%
Sovran Self Storage, Inc.	280,000	18,267,200
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	156,400	13,742,868
TOTAL FINANCIALS		142,647,229
HEALTH CARE - 18.8%
Biotechnology - 7.5%
Alkermes PLC (a)	175,500	4,045,275
ARIAD Pharmaceuticals, Inc. (a)	470,000	9,343,600
BioMarin Pharmaceutical, Inc. (a)	190,000	10,429,100
Biovitrum AB (a)	1,000,000	5,992,592
Cubist Pharmaceuticals, Inc. (a)	310,000	13,342,400
Infinity Pharmaceuticals, Inc. (a)	228,236	7,862,730
Insmed, Inc. (a)	800,000	4,680,000
Isis Pharmaceuticals, Inc. (a)(d)	447,257	6,498,644
Medivation, Inc. (a)	180,000	9,784,800
OncoGenex Pharmaceuticals, Inc. (a)	450,000	5,922,000
Pharmacyclics, Inc. (a)	120,000	8,319,600
Sarepta Therapeutics, Inc. (a)(d)	140,000	3,787,000
Seattle Genetics, Inc. (a)	440,000	12,958,000
Sunesis Pharmaceuticals, Inc. (a)(d)	1,097,300	6,221,691
Synageva BioPharma Corp. (a)	170,000	7,864,200
Synergy Pharmaceuticals, Inc. (a)	800,000	4,488,000
Targacept, Inc. (a)	500,000	2,245,000
Theravance, Inc. (a)	519,000	11,547,750
Threshold Pharmaceuticals, Inc. (a)(d)	1,155,000	5,336,100
XOMA Corp. (a)(d)	2,500,000	6,725,000
		147,393,482
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 4.9%
Align Technology, Inc. (a)(d)	584,398	$ 18,326,721
ICU Medical, Inc. (a)	200,000	12,090,000
Sirona Dental Systems, Inc. (a)	205,000	13,626,350
Teleflex, Inc.	269,300	20,197,500
The Cooper Companies, Inc.	111,900	11,341,065
The Spectranetics Corp. (a)	1,230,000	20,491,800
		96,073,436
Health Care Providers & Services - 2.6%
Air Methods Corp.	122,700	5,364,444
Centene Corp. (a)	330,000	14,242,800
MEDNAX, Inc. (a)	152,900	13,082,124
MWI Veterinary Supply, Inc. (a)	173,400	19,474,554
		52,163,922
Health Care Technology - 2.4%
MedAssets, Inc. (a)	1,030,000	20,136,500
Medidata Solutions, Inc. (a)	603,948	28,258,727
		48,395,227
Pharmaceuticals - 1.4%
Biodelivery Sciences International, Inc. (a)(d)	1,257,084	5,480,886
Jazz Pharmaceuticals PLC (a)	250,000	14,097,500
ViroPharma, Inc. (a)	270,000	7,198,200
		26,776,586
TOTAL HEALTH CARE		370,802,653
INDUSTRIALS - 15.5%
Aerospace & Defense - 0.7%
Teledyne Technologies, Inc. (a)	195,700	13,358,482
Building Products - 0.5%
Armstrong World Industries, Inc.	185,000	10,173,150
Electrical Equipment - 2.0%
Generac Holdings, Inc. (d)	560,000	20,820,800
Hubbell, Inc. Class B	161,800	14,731,890
Polypore International, Inc. (a)(d)	122,065	4,710,488
		40,263,178
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	300,000	19,245,000
Machinery - 6.0%
Actuant Corp. Class A	503,100	14,831,388
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Middleby Corp. (a)	200,000	$ 28,272,000
Oshkosh Truck Corp. (a)	350,000	13,713,000
Proto Labs, Inc. (d)	252,194	10,372,739
TriMas Corp. (a)	605,298	18,697,655
Valmont Industries, Inc.	105,032	15,305,263
Wabtec Corp.	192,300	18,003,126
		119,195,171
Professional Services - 1.8%
Advisory Board Co. (a)	295,105	16,003,544
Nielsen Holdings B.V. (a)	310,000	10,078,100
Nihon M&A Center, Inc.	285,512	10,084,792
		36,166,436
Road & Rail - 1.4%
Genesee & Wyoming, Inc. Class A (a)	320,000	27,065,600
Trading Companies & Distributors - 2.1%
DXP Enterprises, Inc. (a)	224,719	12,786,511
Watsco, Inc.	229,000	17,255,150
WESCO International, Inc. (a)	150,000	10,939,500
		40,981,161
TOTAL INDUSTRIALS		306,448,178
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.0%
Arris Group, Inc. (a)	700,000	11,564,000
Telular Corp.	850,000	9,426,500
		20,990,500
Computers & Peripherals - 0.2%
Cray, Inc. (a)	128,600	2,388,102
Super Micro Computer, Inc. (a)	87,903	1,088,239
		3,476,341
Electronic Equipment & Components - 3.9%
FEI Co.	300,000	18,288,000
FLIR Systems, Inc.	400,000	9,508,000
InvenSense, Inc. (a)(d)	1,350,000	19,710,000
Neonode, Inc. (a)(d)(e)	2,069,069	10,759,159
Parametric Sound Corp. (a)(d)(e)	596,019	4,940,998
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Uni-Pixel, Inc. (a)(d)	430,000	$ 5,766,300
Zygo Corp. (a)	506,129	8,052,512
		77,024,969
Internet Software & Services - 2.8%
Blucora, Inc. (a)	1,087,314	16,157,486
Cornerstone OnDemand, Inc. (a)	710,000	23,202,800
Demandware, Inc. (d)	239,007	7,598,033
E2open, Inc. (d)	485,194	8,660,713
		55,619,032
IT Services - 1.8%
Maximus, Inc.	343,376	23,545,292
Total System Services, Inc.	533,868	12,412,431
		35,957,723
Semiconductors & Semiconductor Equipment - 1.6%
Hittite Microwave Corp. (a)	321,863	19,755,951
MagnaChip Semiconductor Corp. (a)	279,866	4,483,453
PDF Solutions, Inc. (a)	466,056	7,000,161
		31,239,565
Software - 7.9%
Aspen Technology, Inc. (a)	1,092,200	33,421,322
CommVault Systems, Inc. (a)	380,000	29,157,400
Ebix, Inc. (d)	633,610	10,353,187
Fair Isaac Corp.	450,000	20,281,500
Manhattan Associates, Inc. (a)	288,199	19,744,513
Sourcefire, Inc. (a)	360,000	15,336,000
Synopsys, Inc. (a)	540,000	18,057,600
Tyler Technologies, Inc. (a)	177,842	9,612,360
		155,963,882
TOTAL INFORMATION TECHNOLOGY		380,272,012
MATERIALS - 6.0%
Chemicals - 3.7%
Axiall Corp. (d)	490,000	27,528,200
Chemtura Corp. (a)	850,000	20,162,000
Cytec Industries, Inc.	250,000	18,325,000
Innospec, Inc.	176,424	7,101,066
		73,116,266
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.7%
Myers Industries, Inc.	850,000	$ 12,563,000
Metals & Mining - 1.6%
Commercial Metals Co.	809,800	13,483,170
Compass Minerals International, Inc. (d)	120,000	8,646,000
Kaiser Aluminum Corp.	160,000	9,945,600
		32,074,770
TOTAL MATERIALS		117,754,036
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
8x8, Inc. (a)	1,000,000	6,620,000
Cogent Communications Group, Inc.	700,000	17,339,000
		23,959,000
TOTAL COMMON STOCKS (Cost $1,583,197,871)		1,886,239,988
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Banco Pine SA (Cost $1,284,051)	210,171	1,537,746
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.16% (b)	48,766,939	48,766,939
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	128,626,620	128,626,620
TOTAL MONEY MARKET FUNDS (Cost $177,393,559)		177,393,559
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,761,875,481)		2,065,171,293
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(88,247,604)
NET ASSETS - 100%		$ 1,976,923,689
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,356
Fidelity Securities Lending Cash Central Fund	681,719
Total	$ 733,075
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Neonode, Inc.	$ 6,969,000	$ 2,720,529	$ -	$ -	$ 10,759,159
Parametric Sound Corp.	2,428,413	2,697,936	26,714	-	4,940,998
Telular Corp.	4,715,000	3,371,313	-	157,000	-
US Home Systems, Inc.	6,604,750	-	8,975,299	-	-
Xtreme Drilling & Coil Services Corp.	6,786,658	178,443	201,743	-	6,371,566
Zedi, Inc.	3,905,172	2,997,316	-	-	6,226,188
Total	$ 31,408,993	$ 11,965,537	$ 9,203,756	$ 157,000	$ 28,297,911
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,507,398) - See accompanying schedule: Unaffiliated issuers (cost $1,549,083,993)	$ 1,859,479,823
Fidelity Central Funds (cost $177,393,559)	177,393,559
Other affiliated issuers (cost $35,397,929)	28,297,911
Total Investments (cost $1,761,875,481)		$ 2,065,171,293
Cash		546,758
Receivable for investments sold		55,929,490
Receivable for fund shares sold		1,827,116
Dividends receivable		535,035
Distributions receivable from Fidelity Central Funds		227,279
Prepaid expenses		4,442
Other receivables		141,564
Total assets		2,124,382,977

Liabilities
Payable for investments purchased	$ 14,954,334
Payable for fund shares redeemed	2,530,242
Accrued management fee	967,499
Distribution and service plan fees payable	49,036
Other affiliated payables	288,040
Other payables and accrued expenses	43,517
Collateral on securities loaned, at value	128,626,620
Total liabilities		147,459,288

Net Assets		$ 1,976,923,689
Net Assets consist of:
Paid in capital		$ 1,641,389,930
Undistributed net investment income		619,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,620,630
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		303,293,210
Net Assets		$ 1,976,923,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,966,643 ÷ 3,790,162 shares)	$ 16.61

Maximum offering price per share (100/94.25 of $16.61)	$ 17.62
Class T: Net Asset Value and redemption price per share ($28,040,969 ÷ 1,710,134 shares)	$ 16.40

Maximum offering price per share (100/96.50 of $16.40)	$ 16.99
Class B: Net Asset Value and offering price per share ($3,780,989 ÷ 239,034 shares)A	$ 15.82

Class C: Net Asset Value and offering price per share ($26,199,499 ÷ 1,659,612 shares)A	$ 15.79

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,168,869,478 ÷ 69,062,327 shares)	$ 16.92

Class F: Net Asset Value, offering price and redemption price per share ($648,387,622 ÷ 38,003,962 shares)	$ 17.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,678,489 ÷ 2,281,403 shares)	$ 16.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $157,000 earned from other affiliated issuers)		$ 7,168,759
Special dividends		2,362,000
Interest		667
Income from Fidelity Central Funds (including $681,719 from security lending)		733,075
Total income		10,264,501

Expenses
Management fee Basic fee	$ 6,714,777
Performance adjustment	(496,133)
Transfer agent fees	1,482,152
Distribution and service plan fees	290,180
Accounting and security lending fees	297,632
Custodian fees and expenses	35,087
Independent trustees' compensation	6,229
Registration fees	77,661
Audit	31,862
Legal	5,032
Interest	674
Miscellaneous	7,769
Total expenses before reductions	8,452,922
Expense reductions	(251,098)	8,201,824
Net investment income (loss)		2,062,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,388,589
Other affiliated issuers	223,046
Foreign currency transactions	(32,590)
Total net realized gain (loss)		90,579,045
Change in net unrealized appreciation (depreciation) on: Investment securities	122,799,316
Assets and liabilities in foreign currencies	8,393
Total change in net unrealized appreciation (depreciation)		122,807,709
Net gain (loss)		213,386,754
Net increase (decrease) in net assets resulting from operations		$ 215,449,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,062,677	$ (2,581,285)
Net realized gain (loss)	90,579,045	84,159,524
Change in net unrealized appreciation (depreciation)	122,807,709	(104,802,589)
Net increase (decrease) in net assets resulting from operations	215,449,431	(23,224,350)
Distributions to shareholders from net realized gain	(122,560,486)	(34,799,429)
Share transactions - net increase (decrease)	36,802,615	61,802,637
Redemption fees	59,925	255,125
Total increase (decrease) in net assets	129,751,485	4,033,983

Net Assets
Beginning of period	1,847,172,204	1,843,138,221
End of period (including undistributed net investment income of $619,919 and accumulated net investment loss of $1,442,758, respectively)	$ 1,976,923,689	$ 1,847,172,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06
Income from Investment Operations
Net investment income (loss) E	(.01) H	(.07) I	(.07) J	(.07) K	(.06)	(.11)
Net realized and unrealized gain (loss)	1.79	(.16)	3.84	1.94	(2.35)	(1.73)
Total from investment operations	1.78	(.23)	3.77	1.87	(2.41)	(1.84)
Distributions from net realized gain	(1.04)	(.32)	(.01) N	-	-	(1.02)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 16.61	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20
Total Return B, C, D	11.69%	(1.14)%	29.78%	17.33%	(18.26)%	(12.26)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.25% A	1.35%	1.25%	1.35%	1.33%	1.40%
Expenses net of fee waivers, if any	1.25% A	1.35%	1.25%	1.35%	1.33%	1.40%
Expenses net of all reductions	1.23% A	1.34%	1.23%	1.34%	1.33%	1.39%
Net investment income (loss)	(.15)% A, H	(.49)% I	(.47)% J	(.56)% K	(.64)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,967	$ 59,684	$ 67,272	$ 50,620	$ 40,211	$ 42,187
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.11) I	(.11) J	(.10) K	(.09)	(.15)
Net realized and unrealized gain (loss)	1.78	(.16)	3.81	1.93	(2.34)	(1.73)
Total from investment operations	1.75	(.27)	3.70	1.83	(2.43)	(1.88)
Distributions from net realized gain	(1.03)	(.32)	-	-	-	(.96)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 16.40	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17
Total Return B, C, D	11.59%	(1.41)%	29.44%	17.04%	(18.45)%	(12.50)%
Ratios to Average Net Assets F, L
Expenses before reductions	1.51% A	1.61%	1.50%	1.61%	1.60%	1.65%
Expenses net of fee waivers, if any	1.51% A	1.61%	1.50%	1.61%	1.60%	1.65%
Expenses net of all reductions	1.49% A	1.60%	1.49%	1.60%	1.59%	1.65%
Net investment income (loss)	(.41)% A, H	(.74)% I	(.73)% J	(.82)% K	(.91)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,041	$ 27,658	$ 30,764	$ 23,930	$ 21,533	$ 21,754
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.18) I	(.18) J	(.16) K	(.13)	(.22)
Net realized and unrealized gain (loss)	1.72	(.17)	3.74	1.89	(2.33)	(1.71)
Total from investment operations	1.65	(.35)	3.56	1.73	(2.46)	(1.93)
Distributions from net realized gain	(1.02)	(.32)	-	-	-	(.89)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 15.82	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03
Total Return B, C, D	11.34%	(1.96)%	28.94%	16.37%	(18.88)%	(12.92)%
Ratios to Average Net Assets F, L
Expenses before reductions	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of fee waivers, if any	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of all reductions	1.98% A	2.09%	1.98%	2.09%	2.08%	2.15%
Net investment income (loss)	(.90)% A, H	(1.23)% I	(1.22)% J	(1.32)% K	(1.39)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,781	$ 4,123	$ 5,295	$ 5,142	$ 4,171	$ 5,517
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.14)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.18) I	(.18) J	(.16) K	(.13)	(.22)
Net realized and unrealized gain (loss)	1.72	(.17)	3.73	1.89	(2.32)	(1.71)
Total from investment operations	1.65	(.35)	3.55	1.73	(2.45)	(1.93)
Distributions from net realized gain	(1.02)	(.32)	-	-	-	(.91)
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 15.79	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00
Total Return B, C, D	11.36%	(1.96)%	28.91%	16.40%	(18.85)%	(12.94)%
Ratios to Average Net Assets F, L
Expenses before reductions	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of fee waivers, if any	2.00% A	2.10%	2.00%	2.11%	2.08%	2.15%
Expenses net of all reductions	1.98% A	2.09%	1.98%	2.09%	2.07%	2.14%
Net investment income (loss)	(.90)% A, H	(1.24)% I	(1.22)% J	(1.32)% K	(1.39)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,199	$ 24,683	$ 24,914	$ 18,091	$ 14,267	$ 15,946
Portfolio turnover rate G	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.15)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15
Income from Investment Operations
Net investment income (loss) D	.02 G	(.03) H	(.03) I	(.04) J	(.04)	(.07)
Net realized and unrealized gain (loss)	1.82	(.16)	3.90	1.96	(2.36)	(1.74)
Total from investment operations	1.84	(.19)	3.87	1.92	(2.40)	(1.81)
Distributions from net realized gain	(1.06)	(.32)	(.03) M	-	-	(1.05)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 16.92	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29
Total Return B, C	11.90%	(.88)%	30.20%	17.63%	(18.06)%	(11.98)%
Ratios to Average Net Assets E, K
Expenses before reductions	.92% A	1.03%	.95%	1.08%	1.08%	1.11%
Expenses net of fee waivers, if any	.92% A	1.03%	.95%	1.08%	1.08%	1.11%
Expenses net of all reductions	.89% A	1.02%	.93%	1.07%	1.08%	1.10%
Net investment income (loss)	.19% A, G	(.16)%H	(.17)%I	(.29)%J	(.39)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,168,869	$ 1,166,101	$ 1,382,688	$ 1,204,818	$ 1,085,184	$ 1,217,520
Portfolio turnover rate F	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 16.73	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.03 H	.01 I	.01 J	- K, N	(.01)
Net realized and unrealized gain (loss)	1.85	(.16)	3.91	1.95	.88
Total from investment operations	1.88	(.15)	3.92	1.95	.87
Distributions from net realized gain	(1.08)	(.32)	(.04) O	-	-
Redemption fees added to paid in capital D, N	-	-	-	-	-
Net asset value, end of period	$ 17.06	$ 16.26	$ 16.73	$ 12.85	$ 10.90
Total Return B, C	12.04%	(.64)%	30.56%	17.89%	8.67%
Ratios to Average Net Assets E, M
Expenses before reductions	.70% A	.80%	.70%	.78%	.74% A
Expenses net of fee waivers, if any	.70% A	.80%	.70%	.78%	.74% A
Expenses net of all reductions	.68% A	.79%	.68%	.77%	.73% A
Net investment income (loss)	.40% A, H	.07% I	.08% J	-% G, K	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 648,388	$ 528,229	$ 290,765	$ 106,941	$ 159
Portfolio turnover rate F	138% A	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. KInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. LFor the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. MExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. NAmount represents less than $.01 per share. OThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15
Income from Investment Operations
Net investment income (loss) D	.01 G	(.03) H	(.03) I	(.03) J	(.03)	(.06)
Net realized and unrealized gain (loss)	1.83	(.16)	3.91	1.95	(2.36)	(1.74)
Total from investment operations	1.84	(.19)	3.88	1.92	(2.39)	(1.80)
Distributions from net realized gain	(1.06)	(.32)	(.03) M	-	-	(1.05)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 16.95	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30
Total Return B, C	11.87%	(.88)%	30.24%	17.60%	(17.97)%	(11.93)%
Ratios to Average Net Assets E, K
Expenses before reductions	.94% A	1.06%	.94%	1.03%	1.05%	1.04%
Expenses net of fee waivers, if any	.94% A	1.06%	.94%	1.03%	1.05%	1.04%
Expenses net of all reductions	.92% A	1.05%	.93%	1.02%	1.04%	1.03%
Net investment income (loss)	.16% A, G	(.19)% H	(.17)% I	(.24)% J	(.36)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,678	$ 36,694	$ 41,440	$ 25,650	$ 19,204	$ 22,444
Portfolio turnover rate F	138% A	150%	106%	105%	150%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 338,197,880
Gross unrealized depreciation	(36,968,411)
Net unrealized appreciation (depreciation) on securities and other investments	$ 301,229,469

Tax cost	$ 1,763,941,824

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,265,389,808 and $1,379,509,496, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 75,342	$ 644
Class T	.25%	.25%	69,426	12
Class B	.75%	.25%	19,630	14,777
Class C	.75%	.25%	125,782	18,396
			$ 290,180	$ 33,829

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,508
Class T	2,733
Class B*	3,398
Class C*	1,042
$ 16,681

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of he respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 90,324.30
Class T	42,884.31
Class B	5,885.30
Class C	37,754.30
Small Cap Growth	1,260,622.22
Institutional Class	44,683.24
	$ 1,482,152

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31,528 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,856,167.37%		$ 674

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,306 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

7. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,819,905. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $66,932 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $250,919 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $179.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 3,855,020	$ 1,262,924
Class T	1,778,950	573,407
Class B	260,524	101,910
Class C	1,656,727	481,854
Small Cap Growth	74,940,031	25,434,274
Class F	37,680,389	6,152,820
Institutional Class	2,388,845	792,240
Total	$ 122,560,486	$ 34,799,429

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	401,729	986,718	$ 6,441,443	$ 14,926,996
Reinvestment of distributions	231,282	85,896	3,646,231	1,194,285
Shares redeemed	(604,474)	(1,407,222)	(9,643,130)	(21,375,353)
Net increase (decrease)	28,537	(334,608)	$ 444,544	$ (5,254,072)
Class T
Shares sold	195,435	358,193	$ 3,084,745	$ 5,456,756
Reinvestment of distributions	106,643	38,774	1,660,162	533,890
Shares redeemed	(356,162)	(523,310)	(5,625,295)	(7,812,853)
Net increase (decrease)	(54,084)	(126,343)	$ (880,388)	$ (1,822,207)
Class B
Shares sold	3,365	11,810	$ 50,992	$ 172,624
Reinvestment of distributions	16,337	7,173	246,159	96,091
Shares redeemed	(52,096)	(81,516)	(795,448)	(1,196,288)
Net increase (decrease)	(32,394)	(62,533)	$ (498,297)	$ (927,573)
Class C
Shares sold	165,542	405,451	$ 2,519,979	$ 5,976,693
Reinvestment of distributions	103,215	33,110	1,550,542	443,092
Shares redeemed	(236,997)	(384,855)	(3,591,513)	(5,527,477)
Net increase (decrease)	31,760	53,706	$ 479,008	$ 892,308
Small Cap Growth
Shares sold	4,093,308	14,552,522	$ 66,680,196	$ 226,496,807
Reinvestment of distributions	4,595,874	1,774,167	73,721,309	25,022,882
Shares redeemed	(11,866,561)	(27,135,724)	(193,343,582)	(414,348,619)
Net increase (decrease)	(3,177,379)	(10,809,035)	$ (52,942,077)	$ (162,828,930)
Class F
Shares sold	4,726,483	16,430,240	$ 77,771,613	$ 255,874,632
Reinvestment of distributions	2,336,095	432,802	37,680,389	6,152,820
Shares redeemed	(1,542,221)	(1,757,546)	(25,423,838)	(26,811,905)
Net increase (decrease)	5,520,357	15,105,496	$ 90,028,164	$ 235,215,547

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Institutional Class
Shares sold	234,998	819,623	$ 3,821,973	$ 12,520,738
Reinvestment of distributions	128,780	44,186	2,069,290	624,723
Shares redeemed	(351,912)	(1,078,752)	(5,719,602)	(16,617,897)
Net increase (decrease)	11,866	(214,943)	$ 171,661	$ (3,472,436)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 62% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

SCP-F-SANN-0313
1.891909.103

Fidelity®

Series Small Cap Opportunities

Fund

Fidelity Series Small Cap Opportunities Fund

Class F

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Small Cap Opportunities Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Series Small Cap Opportunities	1.03%
Actual		$ 1,000.00	$ 1,134.20	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24
Class F	.84%
Actual		$ 1,000.00	$ 1,135.80	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Ramco-Gershenson Properties Trust (SBI)	1.1	0.9
PacWest Bancorp	1.1	0.7
Sapient Corp.	1.0	0.4
Nuance Communications, Inc.	1.0	0.6
Waddell & Reed Financial, Inc. Class A	1.0	0.8
Allied World Assurance Co. Holdings Ltd.	1.0	0.8
Glimcher Realty Trust	1.0	0.9
Brunswick Corp.	0.9	0.0
Associated Banc-Corp.	0.9	0.7
Teledyne Technologies, Inc.	0.9	1.0
	9.9
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	20.3
Information Technology	18.1	16.6
Industrials	14.7	13.7
Consumer Discretionary	13.6	13.5
Health Care	10.6	12.8
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks and Equity Futures 96.9%		Stocks and Equity Futures 95.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	6.7%	** Foreign investments	7.2%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.7%
Dorman Products, Inc.	470,949	$ 16,308,964
Gentex Corp.	632,740	12,104,316
Tenneco, Inc. (a)	471,686	16,490,143
		44,903,423
Hotels, Restaurants & Leisure - 1.4%
BJ's Restaurants, Inc. (a)	484,100	15,476,677
Life Time Fitness, Inc. (a)	450,099	22,833,522
		38,310,199
Household Durables - 1.3%
Ethan Allen Interiors, Inc.	583,990	16,883,151
KB Home	931,811	17,769,636
		34,652,787
Internet & Catalog Retail - 0.7%
HSN, Inc.	337,707	20,127,337
Leisure Equipment & Products - 0.9%
Brunswick Corp.	712,286	25,756,262
Media - 0.8%
Cinemark Holdings, Inc.	505,683	14,229,920
MDC Partners, Inc. Class A (sub. vtg.)	663,200	8,442,535
		22,672,455
Multiline Retail - 0.6%
Dollarama, Inc.	250,766	15,256,147
Specialty Retail - 4.6%
Ascena Retail Group, Inc. (a)	1,294,514	21,942,012
Conn's, Inc. (a)	650,773	18,507,984
DSW, Inc. Class A	201,027	13,454,737
Francescas Holdings Corp. (a)	736,048	20,903,763
GameStop Corp. Class A	472,300	10,957,360
Genesco, Inc. (a)	359,125	22,384,261
Signet Jewelers Ltd.	239,540	14,990,413
		123,140,530
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc. (a)	447,565	16,774,736
Steven Madden Ltd. (a)	547,001	25,205,806
		41,980,542
TOTAL CONSUMER DISCRETIONARY		366,799,682
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.6%
Fresh Market, Inc. (a)	238,322	$ 11,651,563
Susser Holdings Corp. (a)	373,235	15,623,617
United Natural Foods, Inc. (a)	300,455	16,218,561
		43,493,741
Food Products - 1.8%
Calavo Growers, Inc. (d)	445,526	11,098,053
Fresh Del Monte Produce, Inc.	539,413	14,213,533
Post Holdings, Inc. (a)	337,448	12,819,650
WhiteWave Foods Co. (d)	638,485	10,337,072
		48,468,308
TOTAL CONSUMER STAPLES		91,962,049
ENERGY - 6.3%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	291,800	15,398,286
Total Energy Services, Inc.	761,850	11,610,307
		27,008,593
Oil, Gas & Consumable Fuels - 5.3%
Atlas Pipeline Partners LP	465,183	16,067,421
Cloud Peak Energy, Inc. (a)	816,600	14,298,666
Energen Corp.	85,738	4,127,427
Genesis Energy LP	245,000	9,871,050
PDC Energy, Inc. (a)	609,878	22,583,782
Rosetta Resources, Inc. (a)	472,401	25,046,701
Stone Energy Corp. (a)	828,701	18,645,773
Targa Resources Corp.	301,944	18,225,340
Western Refining, Inc. (d)	387,028	13,015,752
		141,881,912
TOTAL ENERGY		168,890,505
FINANCIALS - 21.5%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	113,400	16,321,662
Duff & Phelps Corp. Class A	277,649	4,411,843
Waddell & Reed Financial, Inc. Class A	664,841	26,394,188
		47,127,693
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 7.3%
Associated Banc-Corp.	1,773,828	$ 25,312,526
BancFirst Corp.	44,706	1,828,475
Bank of the Ozarks, Inc.	565,405	20,535,510
BBCN Bancorp, Inc.	1,610,410	19,469,857
Bridge Capital Holdings (a)	620,329	9,732,962
Cathay General Bancorp	645,824	12,535,444
City National Corp.	473,778	25,091,283
MB Financial, Inc.	809,800	18,115,226
National Penn Bancshares, Inc.	1,889,744	18,425,004
PacWest Bancorp	1,041,125	28,610,115
UMB Financial Corp.	387,800	17,167,906
		196,824,308
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	306,800	26,025,844
Amerisafe, Inc. (a)	681,500	19,518,160
Primerica, Inc.	610,244	20,064,823
ProAssurance Corp.	477,808	21,520,472
		87,129,299
Real Estate Investment Trusts - 8.1%
American Assets Trust, Inc.	637,871	18,434,472
Colonial Properties Trust (SBI)	1,038,665	22,757,150
DCT Industrial Trust, Inc.	3,306,900	23,346,714
Glimcher Realty Trust	2,319,705	25,795,120
Highwoods Properties, Inc. (SBI)	583,400	21,002,400
Home Properties, Inc.	312,091	19,184,234
National Retail Properties, Inc. (d)	698,937	22,379,963
Parkway Properties, Inc.	1,046,876	16,582,516
Ramco-Gershenson Properties Trust (SBI)	1,895,550	28,660,710
Sovran Self Storage, Inc.	308,037	20,096,334
		218,239,613
Thrifts & Mortgage Finance - 1.1%
ViewPoint Financial Group	713,174	15,083,630
Washington Federal, Inc.	686,805	12,080,900
WSFS Financial Corp.	40,866	1,858,177
		29,022,707
TOTAL FINANCIALS		578,343,620
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.5%
Biotechnology - 4.7%
Achillion Pharmaceuticals, Inc. (a)	992,196	$ 8,909,920
ARIAD Pharmaceuticals, Inc. (a)	367,796	7,311,784
BioMarin Pharmaceutical, Inc. (a)	152,744	8,384,118
Discovery Laboratories, Inc. (a)	1,760,448	3,961,008
Dynavax Technologies Corp. (a)	2,648,790	8,184,761
Infinity Pharmaceuticals, Inc. (a)	276,056	9,510,129
Insmed, Inc. (a)	866,129	5,066,855
Isis Pharmaceuticals, Inc. (a)(d)	761,072	11,058,376
Medivation, Inc. (a)	127,814	6,947,969
MEI Pharma, Inc. (a)(d)	231,991	1,159,955
Merrimack Pharmaceuticals, Inc. (d)	694,410	4,215,069
Novavax, Inc. (a)	3,800,013	6,802,023
OncoGenex Pharmaceuticals, Inc. (a)	409,371	5,387,322
Pharmacyclics, Inc. (a)	112,148	7,775,221
Rigel Pharmaceuticals, Inc. (a)	640,800	4,203,648
Synageva BioPharma Corp. (a)	161,013	7,448,461
Theravance, Inc. (a)	453,731	10,095,515
Threshold Pharmaceuticals, Inc. (a)	976,528	4,511,559
XOMA Corp. (a)	2,391,541	6,433,245
		127,366,938
Health Care Equipment & Supplies - 1.9%
Align Technology, Inc. (a)	327,371	10,266,355
Cerus Corp. (a)(d)	2,417,823	7,664,499
Conceptus, Inc. (a)	477,364	9,862,340
Haemonetics Corp. (a)	186,679	7,829,317
ICU Medical, Inc. (a)	147,588	8,921,695
Sirona Dental Systems, Inc. (a)	106,067	7,050,273
		51,594,479
Health Care Providers & Services - 1.4%
BioScrip, Inc. (a)	711,745	7,992,896
Magellan Health Services, Inc. (a)	104,047	5,337,611
MEDNAX, Inc. (a)	92,145	7,883,926
Team Health Holdings, Inc. (a)	288,102	9,758,015
Universal Health Services, Inc. Class B	106,373	6,024,967
		36,997,415
Health Care Technology - 1.2%
MedAssets, Inc. (a)	797,542	15,591,946
Medidata Solutions, Inc. (a)	342,635	16,031,892
		31,623,838
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc.	277,285	$ 9,771,523
Pharmaceuticals - 0.9%
Biodelivery Sciences International, Inc. (a)(d)	1,431,016	6,239,230
ViroPharma, Inc. (a)	440,378	11,740,477
XenoPort, Inc. (a)	906,600	7,606,374
		25,586,081
TOTAL HEALTH CARE		282,940,274
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	155,725	10,078,522
Teledyne Technologies, Inc. (a)	370,649	25,300,501
		35,379,023
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	589,535	21,700,783
UTI Worldwide, Inc.	584,700	8,630,172
		30,330,955
Building Products - 0.6%
Armstrong World Industries, Inc.	304,474	16,743,025
Commercial Services & Supplies - 1.3%
Swisher Hygiene, Inc. (a)	961,491	1,298,013
Tetra Tech, Inc. (a)	617,319	17,692,363
United Stationers, Inc.	456,800	15,229,712
		34,220,088
Construction & Engineering - 1.8%
Foster Wheeler AG (a)	600,428	15,677,175
MasTec, Inc. (a)	632,210	17,891,543
URS Corp.	329,800	13,680,104
		47,248,822
Electrical Equipment - 0.8%
General Cable Corp. (a)	636,010	21,382,656
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	264,900	16,993,335
Machinery - 2.2%
Actuant Corp. Class A	612,531	18,057,414
Harsco Corp.	530,681	13,527,059
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	503,397	$ 15,549,933
Wabtec Corp.	125,754	11,773,089
		58,907,495
Marine - 0.2%
DryShips, Inc. (a)(d)	2,760,603	5,962,902
Professional Services - 2.9%
Advisory Board Co. (a)	112,636	6,108,250
Dun & Bradstreet Corp. (d)	199,406	16,259,565
Manpower, Inc.	401,404	20,672,306
Stantec, Inc.	553,300	22,666,772
Towers Watson & Co.	205,800	12,570,264
		78,277,157
Road & Rail - 0.5%
Ryder System, Inc.	213,299	12,111,117
Trading Companies & Distributors - 1.4%
Kaman Corp.	431,799	15,691,576
Watsco, Inc.	271,777	20,478,397
		36,169,973
TOTAL INDUSTRIALS		393,726,548
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.6%
Brocade Communications Systems, Inc. (a)	3,324,275	19,014,853
Finisar Corp. (a)(d)	1,206,782	18,705,121
Infinera Corp. (a)	357,400	2,548,262
NETGEAR, Inc. (a)	213,181	7,484,785
Polycom, Inc. (a)	1,206,426	13,306,879
Riverbed Technology, Inc. (a)	307,341	5,962,415
Sonus Networks, Inc. (a)	1,141,221	2,590,572
		69,612,887
Computers & Peripherals - 2.4%
NCR Corp. (a)	602,700	16,736,979
Quantum Corp. (a)	9,868,411	13,421,039
SanDisk Corp. (a)	131,340	6,565,687
Super Micro Computer, Inc. (a)	1,405,512	17,400,239
Synaptics, Inc. (a)	252,309	8,851,000
		62,974,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	218,487	$ 8,394,271
Fabrinet (a)	1,095,041	16,031,400
InvenSense, Inc. (a)	847,981	12,380,523
Universal Display Corp. (a)(d)	242,876	6,756,810
		43,563,004
Internet Software & Services - 1.8%
Active Network, Inc. (a)	1,023,793	5,661,575
Bankrate, Inc. (a)	1,380,450	17,076,167
EarthLink, Inc.	556,220	3,782,296
Stamps.com, Inc. (a)	465,837	12,572,941
Web.com Group, Inc. (a)	635,418	10,293,772
		49,386,751
IT Services - 3.2%
Euronet Worldwide, Inc. (a)	884,317	21,639,237
ExlService Holdings, Inc. (a)	699,185	20,737,827
Pactera Technology International Ltd. ADR	924,131	7,420,772
Sapient Corp. (a)	2,253,509	27,289,994
ServiceSource International, Inc. (a)	1,448,912	8,765,918
		85,853,748
Semiconductors & Semiconductor Equipment - 2.4%
Atmel Corp. (a)	960,400	6,434,680
Entegris, Inc. (a)	1,308,223	12,899,079
Integrated Device Technology, Inc. (a)	1,228,038	8,878,715
RF Micro Devices, Inc. (a)	3,071,583	15,357,915
Skyworks Solutions, Inc. (a)	601,358	14,396,511
Spreadtrum Communications, Inc. ADR	388,782	6,026,121
		63,993,021
Software - 4.1%
MICROS Systems, Inc. (a)	395,224	18,192,161
Nuance Communications, Inc. (a)	1,121,117	26,962,864
Parametric Technology Corp. (a)	868,460	20,130,903
QLIK Technologies, Inc. (a)	368,300	8,179,943
Solera Holdings, Inc.	236,149	12,943,327
Synchronoss Technologies, Inc. (a)	315,844	7,520,246
Verint Systems, Inc. (a)	473,063	15,989,529
		109,918,973
TOTAL INFORMATION TECHNOLOGY		485,303,328
Common Stocks - continued
	Shares	Value
MATERIALS - 4.8%
Chemicals - 1.9%
Axiall Corp. (d)	332,394	$ 18,673,895
Cabot Corp.	341,494	12,782,120
Kraton Performance Polymers, Inc. (a)	496,839	13,042,024
Zoltek Companies, Inc. (a)(d)	823,400	6,710,710
		51,208,749
Construction Materials - 0.5%
Eagle Materials, Inc.	218,229	14,134,692
Containers & Packaging - 0.4%
Silgan Holdings, Inc.	281,233	12,064,896
Metals & Mining - 1.7%
Carpenter Technology Corp.	281,541	14,733,041
Coeur d'Alene Mines Corp. (a)	547,500	11,880,750
Worthington Industries, Inc.	656,500	18,040,620
		44,654,411
Paper & Forest Products - 0.3%
Canfor Corp. (a)	440,900	8,124,867
TOTAL MATERIALS		130,187,615
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Towerstream Corp. (a)(d)(e)	3,828,692	11,294,641
UTILITIES - 2.8%
Electric Utilities - 2.3%
Allete, Inc.	157,100	7,248,594
Cleco Corp.	371,200	15,868,800
IDACORP, Inc.	281,793	13,078,013
PNM Resources, Inc.	615,251	13,141,761
UNS Energy Corp.	255,800	11,585,182
		60,922,350
Gas Utilities - 0.5%
Atmos Energy Corp.	359,494	13,430,696
TOTAL UTILITIES		74,353,046
TOTAL COMMON STOCKS (Cost $2,168,614,103)		2,583,801,308
Convertible Preferred Stocks - 0.1%
	Shares	Value
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (a)(g) (Cost $1,738,254)	353,944	$ 1,738,254
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 2/14/13 (f) (Cost $1,349,959)	$ 1,350,000	1,349,993
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	114,571,262	114,571,262
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	72,880,542	72,880,542
TOTAL MONEY MARKET FUNDS (Cost $187,451,804)		187,451,804
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,359,154,120)		2,774,341,359
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(86,910,864)
NET ASSETS - 100%		$ 2,687,430,495
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
227 NYFE Russell 2000 Mini Index Contracts	March 2013	$ 20,432,270	$ 349,018

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,349,993.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,738,254 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,738,254
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86,132
Fidelity Securities Lending Cash Central Fund	1,718,090
Total	$ 1,804,222
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Biodelivery Sciences International, Inc.	$ 8,128,124	$ 891,548	$ 2,846,353	$ -	$ -
Towerstream Corp.	-	12,657,107	182,538	-	11,294,641
Total	$ 8,128,124	$ 13,548,655	$ 3,028,891	$ -	$ 11,294,641
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 366,799,682	$ 366,799,682	$ -	$ -
Consumer Staples	91,962,049	91,962,049	-	-
Energy	168,890,505	168,890,505	-	-
Financials	578,343,620	578,343,620	-	-
Health Care	284,678,528	282,940,274	-	1,738,254
Industrials	393,726,548	392,428,535	1,298,013	-
Information Technology	485,303,328	485,303,328	-	-
Materials	130,187,615	130,187,615	-	-
Telecommunication Services	11,294,641	11,294,641	-	-
Utilities	74,353,046	74,353,046	-	-
U.S. Government and Government Agency Obligations	1,349,993	-	1,349,993	-
Money Market Funds	187,451,804	187,451,804	-	-
Total Investments in Securities:	$ 2,774,341,359	$ 2,769,955,099	$ 2,648,006	$ 1,738,254
Derivative Instruments:
Assets
Futures Contracts	$ 349,018	$ 349,018	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 349,018	$ -
Total Value of Derivatives	$ 349,018	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,809,843) - See accompanying schedule: Unaffiliated issuers (cost $2,159,305,074)	$ 2,575,594,914
Fidelity Central Funds (cost $187,451,804)	187,451,804
Other affiliated issuers (cost $12,397,242)	11,294,641
Total Investments (cost $2,359,154,120)		$ 2,774,341,359
Cash		5,006
Receivable for investments sold		23,340,037
Receivable for fund shares sold		2,256,464
Dividends receivable		1,293,666
Distributions receivable from Fidelity Central Funds		137,810
Receivable for daily variation margin on futures contracts		141,086
Prepaid expenses		6,001
Other receivables		282,837
Total assets		2,801,804,266

Liabilities
Payable for investments purchased	$ 38,388,570
Payable for fund shares redeemed	1,097,582
Accrued management fee	1,665,738
Other affiliated payables	288,674
Other payables and accrued expenses	52,665
Collateral on securities loaned, at value	72,880,542
Total liabilities		114,373,771

Net Assets		$ 2,687,430,495
Net Assets consist of:
Paid in capital		$ 2,232,552,654
Distributions in excess of net investment income		(829,296)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,174,673
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		415,532,464
Net Assets		$ 2,687,430,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Series Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($1,515,642,561 ÷ 129,051,380 shares)	$ 11.74

Class F: Net Asset Value, offering price and redemption price per share ($1,171,787,934 ÷ 99,308,641 shares)	$ 11.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 18,799,556
Interest		956
Income from Fidelity Central Funds (including $1,718,090 from security lending)		1,804,222
Total income		20,604,734

Expenses
Management fee Basic fee	$ 8,548,664
Performance adjustment	1,136,203
Transfer agent fees	1,325,074
Accounting and security lending fees	366,320
Custodian fees and expenses	40,855
Independent trustees' compensation	7,789
Audit	33,363
Legal	6,074
Miscellaneous	9,077
Total expenses before reductions	11,473,419
Expense reductions	(371,691)	11,101,728
Net investment income (loss)		9,503,006
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73,861,626
Other affiliated issuers	812,109
Foreign currency transactions	15,299
Futures contracts	2,951,643
Total net realized gain (loss)		77,640,677
Change in net unrealized appreciation (depreciation) on: Investment securities	227,720,297
Assets and liabilities in foreign currencies	2,840
Futures contracts	(558,347)
Total change in net unrealized appreciation (depreciation)		227,164,790
Net gain (loss)		304,805,467
Net increase (decrease) in net assets resulting from operations		$ 314,308,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,503,006	$ 2,155,575
Net realized gain (loss)	77,640,677	87,039,240
Change in net unrealized appreciation (depreciation)	227,164,790	(119,534,053)
Net increase (decrease) in net assets resulting from operations	314,308,473	(30,339,238)
Distributions to shareholders from net investment income	(11,718,166)	(1,018,413)
Distributions to shareholders from net realized gain	(119,046,114)	(19,349,019)
Total distributions	(130,764,280)	(20,367,432)
Share transactions - net increase (decrease)	250,464,480	409,737,421
Total increase (decrease) in net assets	434,008,673	359,030,751

Net Assets
Beginning of period	2,253,421,822	1,894,391,071
End of period (including distributions in excess of net investment income of $829,296 and undistributed net investment income of $1,385,864, respectively)	$ 2,687,430,495	$ 2,253,421,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Small Cap Opportunities

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 11.22	$ 8.76	$ 6.94	$ 7.97	$ 9.65
Income from Investment Operations
Net investment income (loss) D	.04	- J	(-) G, J	(.01)	.03	.02
Net realized and unrealized gain (loss)	1.39	(.17)	2.50	1.83	(1.02)	(1.66)
Total from investment operations	1.43	(.17)	2.50	1.82	(.99)	(1.64)
Distributions from net investment income	(.05)	- J	- L	-	(.04)	(.02)
Distributions from net realized gain	(.57)	(.11)	(.04) L	-	-	(.02)
Total distributions	(.62)	(.12) K	(.04)	-	(.04)	(.04)
Redemption fees added to paid in capital I	-	-	-	-	-	- D, J
Net asset value, end of period	$ 11.74	$ 10.93	$ 11.22	$ 8.76	$ 6.94	$ 7.97
Total Return B, C	13.42%	(1.41)%	28.50%	26.22%	(12.34)%	(17.10)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	1.12%	1.10%	1.02%	.93%	.93%
Expenses net of fee waivers, if any	1.03% A	1.12%	1.10%	1.02%	.93%	.93%
Expenses net of all reductions	1.00% A	1.11%	1.09%	1.01%	.93%	.92%
Net investment income (loss)	.70% A	.04%	(.04)% G	(.07)%	.49%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,515,643	$ 1,329,447	$ 1,415,570	$ 1,363,646	$ 1,284,079	$ 1,348,258
Portfolio turnover rate F	77% A	66%	73%	104%	167%	179%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The redemption fee was eliminated during the year ended July 31, 2009. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.113 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 11.27	$ 8.79	$ 6.94	$ 6.24
Income from Investment Operations
Net investment income (loss) D	.05	.03	.02 G	.01	- J
Net realized and unrealized gain (loss)	1.40	(.18)	2.50	1.84	.70
Total from investment operations	1.45	(.15)	2.52	1.85	.70
Distributions from net investment income	(.07)	(.01)	- L	-	-
Distributions from net realized gain	(.57)	(.11)	(.04) L	-	-
Total distributions	(.64)	(.13) K	(.04)	-	-
Net asset value, end of period	$ 11.80	$ 10.99	$ 11.27	$ 8.79	$ 6.94
Total Return B, C	13.58%	(1.23)%	28.74%	26.66%	11.22%
Ratios to Average Net Assets E, I
Expenses before reductions	.84% A	.91%	.89%	.78%	.68% A
Expenses net of fee waivers, if any	.84% A	.91%	.89%	.78%	.68% A
Expenses net of all reductions	.81% A	.91%	.88%	.77%	.68% A
Net investment income (loss)	.90% A	.24%	.17% G	.17%	.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,171,788	$ 923,975	$ 478,821	$ 174,783	$ 197
Portfolio turnover rate F	77% A	66%	73%	104%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. H For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.13 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.113 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager and, for shares of Series Small Cap Opportunities, FMR investment professionals. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Small Cap Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 484,476,167
Gross unrealized depreciation	(70,355,217)
Net unrealized appreciation (depreciation) on securities and other investments	$ 414,120,950

Tax cost	$ 2,360,220,409

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $2,951,643 and a change in net unrealized appreciation (depreciation) of $(558,347) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,047,565,179 and $895,165,915, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Small Cap Opportunities. FIIOC receives no fees for providing transfer agency services to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Small Cap Opportunities	$ 1,325,074.19

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $41,125 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,883 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities

Semiannual Report

8. Security Lending - continued

loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,831,426. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $172,135 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $371,389 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $302.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Series Small Cap Opportunities	$ 5,439,782	$ 360,217
Class F	6,278,384	658,196
Total	$ 11,718,166	$ 1,018,413
From net realized gain
Series Small Cap Opportunities	$ 68,495,319	$ 14,087,548
Class F	50,550,795	5,261,471
Total	$ 119,046,114	$ 19,349,019

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Series Small Cap Opportunities
Shares sold	14,910,524	27,072,389	$ 163,822,775	$ 295,278,935
Reinvestment of distributions	6,656,221	1,501,907	73,935,101	14,447,765
Shares redeemed	(14,107,803)	(33,133,824)	(158,008,736)	(348,573,500)
Net increase (decrease)	7,458,942	(4,559,528)	$ 79,749,140	$ (38,846,800)
Class F
Shares sold	12,786,062	45,760,157	$ 143,471,832	$ 492,916,658
Reinvestment of distributions	5,100,288	607,120	56,829,179	5,919,667
Shares redeemed	(2,631,049)	(4,808,984)	(29,585,671)	(50,252,104)
Net increase (decrease)	15,255,301	41,558,293	$ 170,715,340	$ 448,584,221

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

SMO-SANN-0313
1.839810.105

Fidelity®

OTC

Portfolio -
Class K

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
OTC	.74%
Actual		$ 1,000.00	$ 1,097.60	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class K	.60%
Actual		$ 1,000.00	$ 1,098.30	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.3	13.4
Google, Inc. Class A	6.3	8.0
Oracle Corp.	3.0	2.0
Tesla Motors, Inc.	2.9	2.0
Green Mountain Coffee Roasters, Inc.	2.6	1.3
Electronic Arts, Inc.	2.5	0.0
Facebook, Inc. Class A	2.4	0.0
QUALCOMM, Inc.	2.3	1.4
Costco Wholesale Corp.	2.2	2.3
NVIDIA Corp.	2.2	4.6
	34.7
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	55.4	55.9
Health Care	18.9	13.8
Consumer Discretionary	13.0	14.8
Consumer Staples	6.2	4.7
Financials	2.7	3.0
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 99.8%		Stocks 100.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities)† (0.1)%
* Foreign investments	7.1%	** Foreign investments	10.2%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Automobiles - 2.9%
Tesla Motors, Inc. (a)(d)	5,575,664	$ 209,143
Volkswagen AG sponsored ADR	6,100	283
		209,426
Hotels, Restaurants & Leisure - 1.3%
Bravo Brio Restaurant Group, Inc. (a)	184,825	2,754
Chipotle Mexican Grill, Inc. (a)	153,600	47,157
Dunkin' Brands Group, Inc.	37,400	1,365
Las Vegas Sands Corp.	3,900	215
Starbucks Corp.	666,900	37,426
Texas Roadhouse, Inc. Class A	12,725	224
The Cheesecake Factory, Inc.	66,500	2,205
		91,346
Household Durables - 1.0%
D.R. Horton, Inc.	1,408,900	33,335
iRobot Corp. (a)	7,693	176
Lennar Corp. Class A	6,200	258
PulteGroup, Inc. (a)	69,300	1,437
SodaStream International Ltd. (a)(d)	228,258	10,977
Toll Brothers, Inc. (a)	703,600	26,350
		72,533
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	319,096	84,720
ASOS PLC (a)	6,200	255
HomeAway, Inc. (a)(d)	589,360	14,127
Ocado Group PLC (a)	174,165	292
Start Today Co. Ltd. (d)	2,689,800	25,885
		125,279
Leisure Equipment & Products - 0.3%
Brunswick Corp.	555,100	20,072
Media - 1.5%
Charter Communications, Inc. Class A (a)	25,000	1,949
DIRECTV (a)	290,300	14,846
Discovery Communications, Inc. (a)	374,800	26,004
DISH Network Corp. Class A	76,600	2,855
IMAX Corp. (a)	14,500	343
Lions Gate Entertainment Corp. (a)(d)	1,629,869	29,859
Pandora Media, Inc. (a)(d)	2,726,119	31,405
		107,261
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
J.C. Penney Co., Inc. (d)	48,200	$ 980
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	740,300	43,456
Five Below, Inc.	6,100	226
Francescas Holdings Corp. (a)(d)	833,709	23,677
Inditex SA	2,033	285
Lowe's Companies, Inc.	864,100	33,000
Monro Muffler Brake, Inc. (d)	363,813	13,177
O'Reilly Automotive, Inc. (a)	56,200	5,207
Restoration Hardware Holdings, Inc. (d)	22,100	796
Ross Stores, Inc.	195,000	11,642
Urban Outfitters, Inc. (a)	668,800	28,618
		160,084
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp. (a)(d)	14,530	580
lululemon athletica, Inc. (a)(d)	726,246	50,111
Michael Kors Holdings Ltd. (a)	616,100	34,582
NIKE, Inc. Class B	549,000	29,673
Ralph Lauren Corp.	96,700	16,099
Vera Bradley, Inc. (a)(d)	277,288	7,013
		138,058
TOTAL CONSUMER DISCRETIONARY		925,039
CONSUMER STAPLES - 6.2%
Beverages - 0.6%
Monster Beverage Corp. (a)	936,800	44,873
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	1,547,300	158,351
Food Products - 3.4%
Green Mountain Coffee Roasters, Inc. (a)(d)	4,079,604	185,744
Kraft Foods Group, Inc.	215,266	9,950
Mondelez International, Inc.	1,687,800	46,904
		242,598
TOTAL CONSUMER STAPLES		445,822
ENERGY - 0.7%
Energy Equipment & Services - 0.4%
Halliburton Co.	26,100	1,062
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Heckmann Corp. (a)(d)	44,400	$ 170
National Oilwell Varco, Inc.	207,700	15,399
Ocean Rig UDW, Inc. (United States) (a)	448,600	7,752
		24,383
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. (a)	34,821	309
Amyris, Inc. (a)(d)	66,182	201
Cobalt International Energy, Inc. (a)	756,098	18,305
Noble Energy, Inc.	30,600	3,298
Peabody Energy Corp.	8,600	216
Rosetta Resources, Inc. (a)	8,550	453
Solazyme, Inc. (a)(d)	18,141	142
		22,924
TOTAL ENERGY		47,307
FINANCIALS - 2.7%
Capital Markets - 0.3%
WisdomTree Investments, Inc. (a)	2,819,720	24,391
Commercial Banks - 1.5%
First Republic Bank	26,900	960
HDFC Bank Ltd. sponsored ADR	5,800	233
Huntington Bancshares, Inc.	5,404,400	37,615
National Bank Holdings Corp.	110,800	2,000
National Penn Bancshares, Inc.	19,600	191
UMB Financial Corp.	428,000	18,948
Wells Fargo & Co.	1,330,200	46,331
		106,278
Consumer Finance - 0.9%
Capital One Financial Corp.	1,079,400	60,792
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	23,500	1,052
TOTAL FINANCIALS		192,513
HEALTH CARE - 18.9%
Biotechnology - 11.4%
Achillion Pharmaceuticals, Inc. (a)	858,000	7,705
Aegerion Pharmaceuticals, Inc. (a)(d)	579,000	16,391
Alexion Pharmaceuticals, Inc. (a)	546,200	51,337
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alkermes PLC (a)	796,636	$ 18,362
Alnylam Pharmaceuticals, Inc. (a)	272,700	6,580
Amarin Corp. PLC ADR (a)(d)	778,061	6,629
Amgen, Inc.	654,100	55,899
ARIAD Pharmaceuticals, Inc. (a)	2,516,100	50,020
Biogen Idec, Inc. (a)	851,800	132,949
BioMarin Pharmaceutical, Inc. (a)	1,000,156	54,899
Biovitrum AB (a)	403,000	2,415
Cepheid, Inc. (a)	5,700	206
Clovis Oncology, Inc. (a)(d)	442,455	8,734
Elan Corp. PLC sponsored ADR (a)	488,700	5,136
Gilead Sciences, Inc. (a)	2,810,600	110,878
ImmunoGen, Inc. (a)(d)	297,309	4,257
Infinity Pharmaceuticals, Inc. (a)	122,500	4,220
InterMune, Inc. (a)	36,720	362
Ironwood Pharmaceuticals, Inc. Class A (a)	2,705,858	34,689
Isis Pharmaceuticals, Inc. (a)(d)	80,849	1,175
Medivation, Inc. (a)	1,353,640	73,584
Mesoblast Ltd. (a)(d)	27,236	170
Novavax, Inc. (a)(d)	929,019	1,663
NPS Pharmaceuticals, Inc. (a)	291,400	2,576
OncoGenex Pharmaceuticals, Inc. (a)	269,355	3,545
Onyx Pharmaceuticals, Inc. (a)	620,500	48,101
Prothena Corp. PLC (a)	14,987	90
Regeneron Pharmaceuticals, Inc. (a)	208,732	36,307
Seattle Genetics, Inc. (a)	33,503	987
Synageva BioPharma Corp. (a)	187,400	8,669
Targacept, Inc. (a)	156,349	702
Theravance, Inc. (a)(d)	2,658,253	59,146
Threshold Pharmaceuticals, Inc. (a)	45,000	208
ZIOPHARM Oncology, Inc. (a)	302,900	1,203
		809,794
Health Care Equipment & Supplies - 0.5%
Abiomed, Inc. (a)(d)	16,400	229
Align Technology, Inc. (a)	456,800	14,325
DexCom, Inc. (a)	15,000	228
Endologix, Inc. (a)	1,488,700	22,822
Mako Surgical Corp. (a)(d)	118,163	1,370
Masimo Corp.	7,500	152
		39,126
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)(d)(e)	9,842,302	$ 127,064
Catamaran Corp. (a)	4,400	228
Catamaran Corp. (United States) (a)	483,240	25,075
ExamWorks Group, Inc. (a)	252,900	3,659
HMS Holdings Corp. (a)	474,500	12,935
Qualicorp SA (a)	848,200	8,774
		177,735
Health Care Technology - 1.8%
athenahealth, Inc. (a)(d)	1,470,977	127,195
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	536,000	34,674
Pharmaceuticals - 2.2%
Questcor Pharmaceuticals, Inc. (d)(e)	5,614,954	143,069
Roche Holding AG sponsored ADR	261,600	14,514
		157,583
TOTAL HEALTH CARE		1,346,107
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
Precision Castparts Corp.	7,300	1,339
Building Products - 0.1%
Quanex Building Products Corp.	181,724	3,754
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	158,800	14,983
Construction & Engineering - 0.0%
Foster Wheeler AG (a)	11,584	302
Electrical Equipment - 0.2%
SolarCity Corp. (d)	872,094	12,750
Machinery - 0.0%
Edwards Group Ltd. ADR (a)	77,900	530
Stanley Black & Decker, Inc.	4,400	338
		868
Professional Services - 0.0%
Verisk Analytics, Inc. (a)	39,600	2,184
TOTAL INDUSTRIALS		36,180
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 55.4%
Communications Equipment - 6.5%
Acme Packet, Inc. (a)	17,275	$ 418
Aruba Networks, Inc. (a)	694,546	16,002
Cisco Systems, Inc.	3,865,500	79,513
Juniper Networks, Inc. (a)	2,902,400	64,956
QUALCOMM, Inc.	2,511,409	165,828
RADWARE Ltd. (a)	903,514	32,861
Research In Motion Ltd. (a)(d)	437,700	5,681
Riverbed Technology, Inc. (a)	4,223,500	81,936
ViaSat, Inc. (a)	487,152	18,712
		465,907
Computers & Peripherals - 9.8%
Apple, Inc.	1,291,000	587,807
Cray, Inc. (a)(e)	1,965,665	36,502
Fusion-io, Inc. (a)(d)	2,157,966	37,721
SanDisk Corp. (a)	349,150	17,454
Silicon Graphics International Corp. (a)(d)	1,177,474	17,120
		696,604
Electronic Equipment & Components - 0.0%
E Ink Holdings, Inc. GDR (a)(f)	16,900	124
Trimble Navigation Ltd. (a)	31,500	1,969
		2,093
Internet Software & Services - 14.8%
Angie's List, Inc. (a)(d)	1,296,300	16,269
Bazaarvoice, Inc. (d)	655,233	5,065
Constant Contact, Inc. (a)(e)	2,917,136	43,932
Demandware, Inc.	474,300	15,078
Dropbox, Inc. (g)	331,524	3,000
E2open, Inc.	437,100	7,802
eBay, Inc. (a)	2,731,900	152,795
ExactTarget, Inc. (e)	5,497,987	120,901
Facebook, Inc. Class A	5,548,269	171,830
Google, Inc. Class A (a)	592,522	447,763
LinkedIn Corp. (a)	129,400	16,018
Liquidity Services, Inc. (a)	4,000	127
Mail.ru Group Ltd. GDR (f)	5,500	183
Millennial Media, Inc.	60,300	696
Rackspace Hosting, Inc. (a)	9,456	713
SINA Corp. (a)	216,800	11,909
Trulia, Inc. (d)	875,996	23,030
Velti PLC (a)(d)	1,154,251	4,294
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yelp, Inc. (d)	177,000	$ 3,759
YouKu.com, Inc. ADR (a)	239,100	5,442
		1,050,606
IT Services - 0.4%
Cardtronics, Inc. (a)	12,800	331
Pactera Technology International Ltd. ADR	168,405	1,352
ServiceSource International, Inc. (a)(e)	4,877,736	29,510
		31,193
Semiconductors & Semiconductor Equipment - 7.7%
Altera Corp.	1,195,994	39,970
Applied Micro Circuits Corp. (a)	457,300	3,919
ASML Holding NV	11,165	838
Atmel Corp. (a)	1,395,900	9,353
Broadcom Corp. Class A	1,685,300	54,688
Cirrus Logic, Inc. (a)	1,079,996	30,488
Cree, Inc. (a)	79,400	3,426
Inphi Corp. (a)	798,295	6,410
Integrated Device Technology, Inc. (a)	93,000	672
LSI Corp. (a)	9,432,800	66,407
Maxim Integrated Products, Inc.	921,200	28,972
Mellanox Technologies Ltd. (a)(d)	1,121,812	59,703
Microchip Technology, Inc.	205,500	6,874
Monolithic Power Systems, Inc.	678,056	15,799
NVE Corp. (a)(e)	436,057	23,983
NVIDIA Corp.	12,910,112	158,278
Skyworks Solutions, Inc. (a)	1,534,900	36,746
		546,526
Software - 16.2%
Activision Blizzard, Inc.	3,062,400	34,881
BroadSoft, Inc. (a)	588,580	19,994
Check Point Software Technologies Ltd. (a)	1,140,600	57,030
Electronic Arts, Inc. (a)	11,313,492	177,961
Envivio, Inc. (d)	653,200	1,078
Fortinet, Inc. (a)	1,762,200	41,570
Gameloft Se (a)(d)(e)	7,764,787	53,348
Guidewire Software, Inc.	945,330	31,309
Imperva, Inc. (a)	15,600	535
Infoblox, Inc.	10,000	189
Jive Software, Inc. (a)	1,055,328	16,178
MICROS Systems, Inc. (a)	587,400	27,038
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	5,674,265	$ 155,872
Oracle Corp.	5,939,700	210,919
Proofpoint, Inc.	14,900	196
QLIK Technologies, Inc. (a)	734,000	16,302
salesforce.com, Inc. (a)	371,200	63,895
ServiceNow, Inc. (d)	800,176	22,181
Splunk, Inc.	24,339	802
Synchronoss Technologies, Inc. (a)(e)	3,850,927	91,691
Take-Two Interactive Software, Inc. (a)	3,200,008	38,944
Ubisoft Entertainment SA (a)(e)	9,309,204	89,871
Ubisoft Entertainment SA warrants 10/10/13 (a)(e)	3,080,130	452
		1,152,236
TOTAL INFORMATION TECHNOLOGY		3,945,165
MATERIALS - 0.4%
Chemicals - 0.2%
Sherwin-Williams Co.	88,700	14,382
Metals & Mining - 0.2%
AngloGold Ashanti Ltd. sponsored ADR	223,200	6,254
Randgold Resources Ltd. sponsored ADR	21,633	2,037
Royal Gold, Inc.	72,300	5,399
		13,690
TOTAL MATERIALS		28,072
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	846,279	20,158
Wireless Telecommunication Services - 1.7%
NII Holdings, Inc. (a)(d)(e)	17,120,769	119,845
TOTAL TELECOMMUNICATION SERVICES		140,003
TOTAL COMMON STOCKS (Cost $6,186,942)		7,106,208
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% 2/14/13 (Cost $2,500)	$ 2,500	$ 2,500
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	3,202,341	3,202
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	614,137,106	614,137
TOTAL MONEY MARKET FUNDS (Cost $617,339)		617,339
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $6,806,781)		7,726,047
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(604,361)
NET ASSETS - 100%		$ 7,121,686
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $307,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 3,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	20,777
Total	$ 20,787
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 134,915	$ -	$ 1,010	$ -	$ 127,064
Constant Contact, Inc.	32,819	21,849	6,097	-	43,932
Cray, Inc.	3,901	26,901	1,219	-	36,502
ExactTarget, Inc.	-	108,610	-	-	120,901
Gameloft Se	44,521	-	-	-	53,348
Inphi Corp.	19,745	-	9,995	-	-
NII Holdings, Inc.	88,138	24,865	-	-	119,845
NVE Corp.	25,650	-	1,423	-	23,983
Questcor Pharmaceuticals, Inc.	225,333	-	24,311	2,246	143,069
ServiceSource International, Inc.	41,029	12,837	4,371	-	29,510
Synchronoss Technologies, Inc.	73,630	-	-	-	91,691
Ubisoft Entertainment SA	61,686	3,837	-	-	89,871
Ubisoft Entertainment SA warrants 10/10/13	207	-	217	-	452
Total	$ 751,574	$ 198,899	$ 48,643	$ 2,246	$ 880,168
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 925,039	$ 925,039	$ -	$ -
Consumer Staples	445,822	445,822	-	-
Energy	47,307	47,307	-	-
Financials	192,513	192,513	-	-
Health Care	1,346,107	1,346,107	-	-
Industrials	36,180	36,180	-	-
Information Technology	3,945,165	3,942,165	-	3,000
Materials	28,072	28,072	-	-
Telecommunication Services	140,003	140,003	-	-
U.S. Government and Government Agency Obligations	2,500	-	2,500	-
Money Market Funds	617,339	617,339	-	-
Total Investments in Securities:	$ 7,726,047	$ 7,720,547	$ 2,500	$ 3,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $599,865) - See accompanying schedule: Unaffiliated issuers (cost $5,058,120)	$ 6,228,540
Fidelity Central Funds (cost $617,339)	617,339
Other affiliated issuers (cost $1,131,322)	880,168
Total Investments (cost $6,806,781)		$ 7,726,047
Cash		130
Receivable for investments sold		90,143
Receivable for fund shares sold		14,647
Dividends receivable		561
Distributions receivable from Fidelity Central Funds		2,728
Prepaid expenses		17
Other receivables		1,113
Total assets		7,835,386

Liabilities
Payable for investments purchased	$ 73,529
Payable for fund shares redeemed	21,784
Accrued management fee	3,010
Other affiliated payables	1,001
Other payables and accrued expenses	239
Collateral on securities loaned, at value	614,137
Total liabilities		713,700

Net Assets		$ 7,121,686
Net Assets consist of:
Paid in capital		$ 6,262,611
Accumulated net investment loss		(539)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(59,629)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		919,243
Net Assets		$ 7,121,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($5,318,114 ÷ 84,614 shares)	$ 62.85

Class K: Net Asset Value, offering price and redemption price per share ($1,803,572 ÷ 28,492 shares)	$ 63.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $2,246 earned from other affiliated issuers)		$ 27,501
Special dividends		11,578
Interest		2
Income from Fidelity Central Funds (including $20,777 from security lending)		20,787
Total income		59,868

Expenses
Management fee Basic fee	$ 21,908
Performance adjustment	(2,814)
Transfer agent fees	5,518
Accounting and security lending fees	647
Custodian fees and expenses	111
Independent trustees' compensation	24
Registration fees	49
Audit	40
Legal	28
Interest	8
Miscellaneous	29
Total expenses before reductions	25,548
Expense reductions	(1,531)	24,017
Net investment income (loss)		35,851
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	314,226
Other affiliated issuers	(8,738)
Foreign currency transactions	(25)
Futures contracts	826
Total net realized gain (loss)		306,289
Change in net unrealized appreciation (depreciation) on: Investment securities	325,483
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		325,487
Net gain (loss)		631,776
Net increase (decrease) in net assets resulting from operations		$ 667,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,851	$ (8,447)
Net realized gain (loss)	306,289	104,141
Change in net unrealized appreciation (depreciation)	325,487	(349,473)
Net increase (decrease) in net assets resulting from operations	667,627	(253,779)
Distributions to shareholders from net investment income	(33,821)	-
Share transactions - net increase (decrease)	(654,840)	(340,677)
Total increase (decrease) in net assets	(21,034)	(594,456)

Net Assets
Beginning of period	7,142,720	7,737,176
End of period (including accumulated net investment loss of $539 and accumulated net investment loss of $2,569, respectively)	$ 7,121,686	$ 7,142,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

	Six months ended (Unaudited)	Years ended July 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 57.53	$ 59.28	$ 45.00	$ 38.73	$ 44.66	$ 47.09
Income from Investment Operations
Net investment income (loss) D	.29 G	(.08) H	(.27)	(.23)	(.12)	(.20)
Net realized and unrealized gain (loss)	5.31	(1.67)	14.55	6.50	(5.81)	(2.23)
Total from investment operations	5.60	(1.75)	14.28	6.27	(5.93)	(2.43)
Distributions from net investment income	(.28)	-	-	-	-	-
Net asset value, end of period	$ 62.85	$ 57.53	$ 59.28	$ 45.00	$ 38.73	$ 44.66
Total Return B,C	9.76%	(2.95)%	31.73%	16.19%	(13.28)%	(5.16)%
Ratios to Average Net Assets E,I
Expenses before reductions	.74% A	.91%	.94%	1.06%	1.13%	1.06%
Expenses net of fee waivers, if any	.74% A	.91%	.94%	1.06%	1.13%	1.06%
Expenses net of all reductions	.70% A	.90%	.92%	1.04%	1.13%	1.05%
Net investment income (loss)	.96% A,G	(.14)% H	(.49)%	(.51)%	(.37)%	(.42)%
Supplemental Data
Net assets, end of period (in millions)	$ 5,318	$ 5,499	$ 6,374	$ 5,080	$ 4,677	$ 6,871
Portfolio turnover rate F	102% A	149%	158%	163%	151%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended (Unaudited)	Years ended July 31,
	2013	2012	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 57.94	$ 59.61	$ 45.19	$ 38.83	$ 44.68	$ 47.79
Income from Investment Operations
Net investment income (loss) D	.33 H	- I,L	(.19)	(.16)	(.05)	(.05)
Net realized and unrealized gain (loss)	5.35	(1.67)	14.61	6.52	(5.80)	(3.06)
Total from investment operations	5.68	(1.67)	14.42	6.36	(5.85)	(3.11)
Distributions from net investment income	(.32)	-	-	-	-	-
Net asset value, end of period	$ 63.30	$ 57.94	$ 59.61	$ 45.19	$ 38.83	$ 44.68
Total Return B,C	9.83%	(2.80)%	31.91%	16.38%	(13.09)%	(6.51)%
Ratios to Average Net Assets E,K
Expenses before reductions	.60% A	.77%	.80%	.90%	.92%	.91% A
Expenses net of fee waivers, if any	.60% A	.77%	.80%	.90%	.92%	.91% A
Expenses net of all reductions	.56% A	.76%	.78%	.88%	.92%	.91% A
Net investment income (loss)	1.10% A,H	-% G,I	(.35)%	(.35)%	(.17)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,803,572	$ 1,644,073	$ 1,363,389	$ 936,256	$ 488,683	$ 93
Portfolio turnover rate F	102% A	149%	158%	163%	151%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%.

J For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt Securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,386,850
Gross unrealized depreciation	(522,063)
Net unrealized appreciation (depreciation) on securities and other investments	$ 864,787

Tax cost	$ 6,861,260

The Fund intends to elect to defer to its fiscal year ending July 31, 2013 approximately $208,254 of capital losses recognized during the period November 1, 2011 to July 31, 2012.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $826 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,668,959 and $4,338,187, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets.. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 5,078.19
Class K	440.05
	$ 5,518

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $168 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,818.41%		$ 7

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $102,285. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,286 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $27,714. The weighted average interest rate was .66%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,531 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred sixteen dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
OTC	$ 24,686	$ -
Class K	9,135	-
Total	$ 33,821	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
OTC
Shares sold	4,890	24,727	$ 297,579	$ 1,432,210
Reinvestment of distributions	400	-	23,934	-
Shares redeemed	(16,250)	(36,677)	(981,839)	(2,097,412)
Net increase (decrease)	(10,960)	(11,950)	$ (660,326)	$ (665,202)
Class K
Shares sold	4,908	15,671	$ 297,245	$ 918,563
Reinvestment of distributions	152	-	9,135	-
Shares redeemed	(4,945)	(10,166)	(300,894)	(594,038)
Net increase (decrease)	115	5,505	$ 5,486	$ 324,525

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

OTC-K-USAN-0313
1.863312.104

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
OTC	.74%
Actual		$ 1,000.00	$ 1,097.60	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class K	.60%
Actual		$ 1,000.00	$ 1,098.30	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.3	13.4
Google, Inc. Class A	6.3	8.0
Oracle Corp.	3.0	2.0
Tesla Motors, Inc.	2.9	2.0
Green Mountain Coffee Roasters, Inc.	2.6	1.3
Electronic Arts, Inc.	2.5	0.0
Facebook, Inc. Class A	2.4	0.0
QUALCOMM, Inc.	2.3	1.4
Costco Wholesale Corp.	2.2	2.3
NVIDIA Corp.	2.2	4.6
	34.7
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	55.4	55.9
Health Care	18.9	13.8
Consumer Discretionary	13.0	14.8
Consumer Staples	6.2	4.7
Financials	2.7	3.0
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 99.8%		Stocks 100.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities)† (0.1)%
* Foreign investments	7.1%	** Foreign investments	10.2%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Automobiles - 2.9%
Tesla Motors, Inc. (a)(d)	5,575,664	$ 209,143
Volkswagen AG sponsored ADR	6,100	283
		209,426
Hotels, Restaurants & Leisure - 1.3%
Bravo Brio Restaurant Group, Inc. (a)	184,825	2,754
Chipotle Mexican Grill, Inc. (a)	153,600	47,157
Dunkin' Brands Group, Inc.	37,400	1,365
Las Vegas Sands Corp.	3,900	215
Starbucks Corp.	666,900	37,426
Texas Roadhouse, Inc. Class A	12,725	224
The Cheesecake Factory, Inc.	66,500	2,205
		91,346
Household Durables - 1.0%
D.R. Horton, Inc.	1,408,900	33,335
iRobot Corp. (a)	7,693	176
Lennar Corp. Class A	6,200	258
PulteGroup, Inc. (a)	69,300	1,437
SodaStream International Ltd. (a)(d)	228,258	10,977
Toll Brothers, Inc. (a)	703,600	26,350
		72,533
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	319,096	84,720
ASOS PLC (a)	6,200	255
HomeAway, Inc. (a)(d)	589,360	14,127
Ocado Group PLC (a)	174,165	292
Start Today Co. Ltd. (d)	2,689,800	25,885
		125,279
Leisure Equipment & Products - 0.3%
Brunswick Corp.	555,100	20,072
Media - 1.5%
Charter Communications, Inc. Class A (a)	25,000	1,949
DIRECTV (a)	290,300	14,846
Discovery Communications, Inc. (a)	374,800	26,004
DISH Network Corp. Class A	76,600	2,855
IMAX Corp. (a)	14,500	343
Lions Gate Entertainment Corp. (a)(d)	1,629,869	29,859
Pandora Media, Inc. (a)(d)	2,726,119	31,405
		107,261
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
J.C. Penney Co., Inc. (d)	48,200	$ 980
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	740,300	43,456
Five Below, Inc.	6,100	226
Francescas Holdings Corp. (a)(d)	833,709	23,677
Inditex SA	2,033	285
Lowe's Companies, Inc.	864,100	33,000
Monro Muffler Brake, Inc. (d)	363,813	13,177
O'Reilly Automotive, Inc. (a)	56,200	5,207
Restoration Hardware Holdings, Inc. (d)	22,100	796
Ross Stores, Inc.	195,000	11,642
Urban Outfitters, Inc. (a)	668,800	28,618
		160,084
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp. (a)(d)	14,530	580
lululemon athletica, Inc. (a)(d)	726,246	50,111
Michael Kors Holdings Ltd. (a)	616,100	34,582
NIKE, Inc. Class B	549,000	29,673
Ralph Lauren Corp.	96,700	16,099
Vera Bradley, Inc. (a)(d)	277,288	7,013
		138,058
TOTAL CONSUMER DISCRETIONARY		925,039
CONSUMER STAPLES - 6.2%
Beverages - 0.6%
Monster Beverage Corp. (a)	936,800	44,873
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	1,547,300	158,351
Food Products - 3.4%
Green Mountain Coffee Roasters, Inc. (a)(d)	4,079,604	185,744
Kraft Foods Group, Inc.	215,266	9,950
Mondelez International, Inc.	1,687,800	46,904
		242,598
TOTAL CONSUMER STAPLES		445,822
ENERGY - 0.7%
Energy Equipment & Services - 0.4%
Halliburton Co.	26,100	1,062
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Heckmann Corp. (a)(d)	44,400	$ 170
National Oilwell Varco, Inc.	207,700	15,399
Ocean Rig UDW, Inc. (United States) (a)	448,600	7,752
		24,383
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. (a)	34,821	309
Amyris, Inc. (a)(d)	66,182	201
Cobalt International Energy, Inc. (a)	756,098	18,305
Noble Energy, Inc.	30,600	3,298
Peabody Energy Corp.	8,600	216
Rosetta Resources, Inc. (a)	8,550	453
Solazyme, Inc. (a)(d)	18,141	142
		22,924
TOTAL ENERGY		47,307
FINANCIALS - 2.7%
Capital Markets - 0.3%
WisdomTree Investments, Inc. (a)	2,819,720	24,391
Commercial Banks - 1.5%
First Republic Bank	26,900	960
HDFC Bank Ltd. sponsored ADR	5,800	233
Huntington Bancshares, Inc.	5,404,400	37,615
National Bank Holdings Corp.	110,800	2,000
National Penn Bancshares, Inc.	19,600	191
UMB Financial Corp.	428,000	18,948
Wells Fargo & Co.	1,330,200	46,331
		106,278
Consumer Finance - 0.9%
Capital One Financial Corp.	1,079,400	60,792
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	23,500	1,052
TOTAL FINANCIALS		192,513
HEALTH CARE - 18.9%
Biotechnology - 11.4%
Achillion Pharmaceuticals, Inc. (a)	858,000	7,705
Aegerion Pharmaceuticals, Inc. (a)(d)	579,000	16,391
Alexion Pharmaceuticals, Inc. (a)	546,200	51,337
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alkermes PLC (a)	796,636	$ 18,362
Alnylam Pharmaceuticals, Inc. (a)	272,700	6,580
Amarin Corp. PLC ADR (a)(d)	778,061	6,629
Amgen, Inc.	654,100	55,899
ARIAD Pharmaceuticals, Inc. (a)	2,516,100	50,020
Biogen Idec, Inc. (a)	851,800	132,949
BioMarin Pharmaceutical, Inc. (a)	1,000,156	54,899
Biovitrum AB (a)	403,000	2,415
Cepheid, Inc. (a)	5,700	206
Clovis Oncology, Inc. (a)(d)	442,455	8,734
Elan Corp. PLC sponsored ADR (a)	488,700	5,136
Gilead Sciences, Inc. (a)	2,810,600	110,878
ImmunoGen, Inc. (a)(d)	297,309	4,257
Infinity Pharmaceuticals, Inc. (a)	122,500	4,220
InterMune, Inc. (a)	36,720	362
Ironwood Pharmaceuticals, Inc. Class A (a)	2,705,858	34,689
Isis Pharmaceuticals, Inc. (a)(d)	80,849	1,175
Medivation, Inc. (a)	1,353,640	73,584
Mesoblast Ltd. (a)(d)	27,236	170
Novavax, Inc. (a)(d)	929,019	1,663
NPS Pharmaceuticals, Inc. (a)	291,400	2,576
OncoGenex Pharmaceuticals, Inc. (a)	269,355	3,545
Onyx Pharmaceuticals, Inc. (a)	620,500	48,101
Prothena Corp. PLC (a)	14,987	90
Regeneron Pharmaceuticals, Inc. (a)	208,732	36,307
Seattle Genetics, Inc. (a)	33,503	987
Synageva BioPharma Corp. (a)	187,400	8,669
Targacept, Inc. (a)	156,349	702
Theravance, Inc. (a)(d)	2,658,253	59,146
Threshold Pharmaceuticals, Inc. (a)	45,000	208
ZIOPHARM Oncology, Inc. (a)	302,900	1,203
		809,794
Health Care Equipment & Supplies - 0.5%
Abiomed, Inc. (a)(d)	16,400	229
Align Technology, Inc. (a)	456,800	14,325
DexCom, Inc. (a)	15,000	228
Endologix, Inc. (a)	1,488,700	22,822
Mako Surgical Corp. (a)(d)	118,163	1,370
Masimo Corp.	7,500	152
		39,126
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)(d)(e)	9,842,302	$ 127,064
Catamaran Corp. (a)	4,400	228
Catamaran Corp. (United States) (a)	483,240	25,075
ExamWorks Group, Inc. (a)	252,900	3,659
HMS Holdings Corp. (a)	474,500	12,935
Qualicorp SA (a)	848,200	8,774
		177,735
Health Care Technology - 1.8%
athenahealth, Inc. (a)(d)	1,470,977	127,195
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	536,000	34,674
Pharmaceuticals - 2.2%
Questcor Pharmaceuticals, Inc. (d)(e)	5,614,954	143,069
Roche Holding AG sponsored ADR	261,600	14,514
		157,583
TOTAL HEALTH CARE		1,346,107
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
Precision Castparts Corp.	7,300	1,339
Building Products - 0.1%
Quanex Building Products Corp.	181,724	3,754
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	158,800	14,983
Construction & Engineering - 0.0%
Foster Wheeler AG (a)	11,584	302
Electrical Equipment - 0.2%
SolarCity Corp. (d)	872,094	12,750
Machinery - 0.0%
Edwards Group Ltd. ADR (a)	77,900	530
Stanley Black & Decker, Inc.	4,400	338
		868
Professional Services - 0.0%
Verisk Analytics, Inc. (a)	39,600	2,184
TOTAL INDUSTRIALS		36,180
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 55.4%
Communications Equipment - 6.5%
Acme Packet, Inc. (a)	17,275	$ 418
Aruba Networks, Inc. (a)	694,546	16,002
Cisco Systems, Inc.	3,865,500	79,513
Juniper Networks, Inc. (a)	2,902,400	64,956
QUALCOMM, Inc.	2,511,409	165,828
RADWARE Ltd. (a)	903,514	32,861
Research In Motion Ltd. (a)(d)	437,700	5,681
Riverbed Technology, Inc. (a)	4,223,500	81,936
ViaSat, Inc. (a)	487,152	18,712
		465,907
Computers & Peripherals - 9.8%
Apple, Inc.	1,291,000	587,807
Cray, Inc. (a)(e)	1,965,665	36,502
Fusion-io, Inc. (a)(d)	2,157,966	37,721
SanDisk Corp. (a)	349,150	17,454
Silicon Graphics International Corp. (a)(d)	1,177,474	17,120
		696,604
Electronic Equipment & Components - 0.0%
E Ink Holdings, Inc. GDR (a)(f)	16,900	124
Trimble Navigation Ltd. (a)	31,500	1,969
		2,093
Internet Software & Services - 14.8%
Angie's List, Inc. (a)(d)	1,296,300	16,269
Bazaarvoice, Inc. (d)	655,233	5,065
Constant Contact, Inc. (a)(e)	2,917,136	43,932
Demandware, Inc.	474,300	15,078
Dropbox, Inc. (g)	331,524	3,000
E2open, Inc.	437,100	7,802
eBay, Inc. (a)	2,731,900	152,795
ExactTarget, Inc. (e)	5,497,987	120,901
Facebook, Inc. Class A	5,548,269	171,830
Google, Inc. Class A (a)	592,522	447,763
LinkedIn Corp. (a)	129,400	16,018
Liquidity Services, Inc. (a)	4,000	127
Mail.ru Group Ltd. GDR (f)	5,500	183
Millennial Media, Inc.	60,300	696
Rackspace Hosting, Inc. (a)	9,456	713
SINA Corp. (a)	216,800	11,909
Trulia, Inc. (d)	875,996	23,030
Velti PLC (a)(d)	1,154,251	4,294
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yelp, Inc. (d)	177,000	$ 3,759
YouKu.com, Inc. ADR (a)	239,100	5,442
		1,050,606
IT Services - 0.4%
Cardtronics, Inc. (a)	12,800	331
Pactera Technology International Ltd. ADR	168,405	1,352
ServiceSource International, Inc. (a)(e)	4,877,736	29,510
		31,193
Semiconductors & Semiconductor Equipment - 7.7%
Altera Corp.	1,195,994	39,970
Applied Micro Circuits Corp. (a)	457,300	3,919
ASML Holding NV	11,165	838
Atmel Corp. (a)	1,395,900	9,353
Broadcom Corp. Class A	1,685,300	54,688
Cirrus Logic, Inc. (a)	1,079,996	30,488
Cree, Inc. (a)	79,400	3,426
Inphi Corp. (a)	798,295	6,410
Integrated Device Technology, Inc. (a)	93,000	672
LSI Corp. (a)	9,432,800	66,407
Maxim Integrated Products, Inc.	921,200	28,972
Mellanox Technologies Ltd. (a)(d)	1,121,812	59,703
Microchip Technology, Inc.	205,500	6,874
Monolithic Power Systems, Inc.	678,056	15,799
NVE Corp. (a)(e)	436,057	23,983
NVIDIA Corp.	12,910,112	158,278
Skyworks Solutions, Inc. (a)	1,534,900	36,746
		546,526
Software - 16.2%
Activision Blizzard, Inc.	3,062,400	34,881
BroadSoft, Inc. (a)	588,580	19,994
Check Point Software Technologies Ltd. (a)	1,140,600	57,030
Electronic Arts, Inc. (a)	11,313,492	177,961
Envivio, Inc. (d)	653,200	1,078
Fortinet, Inc. (a)	1,762,200	41,570
Gameloft Se (a)(d)(e)	7,764,787	53,348
Guidewire Software, Inc.	945,330	31,309
Imperva, Inc. (a)	15,600	535
Infoblox, Inc.	10,000	189
Jive Software, Inc. (a)	1,055,328	16,178
MICROS Systems, Inc. (a)	587,400	27,038
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	5,674,265	$ 155,872
Oracle Corp.	5,939,700	210,919
Proofpoint, Inc.	14,900	196
QLIK Technologies, Inc. (a)	734,000	16,302
salesforce.com, Inc. (a)	371,200	63,895
ServiceNow, Inc. (d)	800,176	22,181
Splunk, Inc.	24,339	802
Synchronoss Technologies, Inc. (a)(e)	3,850,927	91,691
Take-Two Interactive Software, Inc. (a)	3,200,008	38,944
Ubisoft Entertainment SA (a)(e)	9,309,204	89,871
Ubisoft Entertainment SA warrants 10/10/13 (a)(e)	3,080,130	452
		1,152,236
TOTAL INFORMATION TECHNOLOGY		3,945,165
MATERIALS - 0.4%
Chemicals - 0.2%
Sherwin-Williams Co.	88,700	14,382
Metals & Mining - 0.2%
AngloGold Ashanti Ltd. sponsored ADR	223,200	6,254
Randgold Resources Ltd. sponsored ADR	21,633	2,037
Royal Gold, Inc.	72,300	5,399
		13,690
TOTAL MATERIALS		28,072
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	846,279	20,158
Wireless Telecommunication Services - 1.7%
NII Holdings, Inc. (a)(d)(e)	17,120,769	119,845
TOTAL TELECOMMUNICATION SERVICES		140,003
TOTAL COMMON STOCKS (Cost $6,186,942)		7,106,208
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% 2/14/13 (Cost $2,500)	$ 2,500	$ 2,500
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	3,202,341	3,202
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	614,137,106	614,137
TOTAL MONEY MARKET FUNDS (Cost $617,339)		617,339
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $6,806,781)		7,726,047
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(604,361)
NET ASSETS - 100%		$ 7,121,686
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $307,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 3,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	20,777
Total	$ 20,787
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 134,915	$ -	$ 1,010	$ -	$ 127,064
Constant Contact, Inc.	32,819	21,849	6,097	-	43,932
Cray, Inc.	3,901	26,901	1,219	-	36,502
ExactTarget, Inc.	-	108,610	-	-	120,901
Gameloft Se	44,521	-	-	-	53,348
Inphi Corp.	19,745	-	9,995	-	-
NII Holdings, Inc.	88,138	24,865	-	-	119,845
NVE Corp.	25,650	-	1,423	-	23,983
Questcor Pharmaceuticals, Inc.	225,333	-	24,311	2,246	143,069
ServiceSource International, Inc.	41,029	12,837	4,371	-	29,510
Synchronoss Technologies, Inc.	73,630	-	-	-	91,691
Ubisoft Entertainment SA	61,686	3,837	-	-	89,871
Ubisoft Entertainment SA warrants 10/10/13	207	-	217	-	452
Total	$ 751,574	$ 198,899	$ 48,643	$ 2,246	$ 880,168
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 925,039	$ 925,039	$ -	$ -
Consumer Staples	445,822	445,822	-	-
Energy	47,307	47,307	-	-
Financials	192,513	192,513	-	-
Health Care	1,346,107	1,346,107	-	-
Industrials	36,180	36,180	-	-
Information Technology	3,945,165	3,942,165	-	3,000
Materials	28,072	28,072	-	-
Telecommunication Services	140,003	140,003	-	-
U.S. Government and Government Agency Obligations	2,500	-	2,500	-
Money Market Funds	617,339	617,339	-	-
Total Investments in Securities:	$ 7,726,047	$ 7,720,547	$ 2,500	$ 3,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $599,865) - See accompanying schedule: Unaffiliated issuers (cost $5,058,120)	$ 6,228,540
Fidelity Central Funds (cost $617,339)	617,339
Other affiliated issuers (cost $1,131,322)	880,168
Total Investments (cost $6,806,781)		$ 7,726,047
Cash		130
Receivable for investments sold		90,143
Receivable for fund shares sold		14,647
Dividends receivable		561
Distributions receivable from Fidelity Central Funds		2,728
Prepaid expenses		17
Other receivables		1,113
Total assets		7,835,386

Liabilities
Payable for investments purchased	$ 73,529
Payable for fund shares redeemed	21,784
Accrued management fee	3,010
Other affiliated payables	1,001
Other payables and accrued expenses	239
Collateral on securities loaned, at value	614,137
Total liabilities		713,700

Net Assets		$ 7,121,686
Net Assets consist of:
Paid in capital		$ 6,262,611
Accumulated net investment loss		(539)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(59,629)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		919,243
Net Assets		$ 7,121,686

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($5,318,114 ÷ 84,614 shares)	$ 62.85

Class K: Net Asset Value, offering price and redemption price per share ($1,803,572 ÷ 28,492 shares)	$ 63.30

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $2,246 earned from other affiliated issuers)		$ 27,501
Special dividends		11,578
Interest		2
Income from Fidelity Central Funds (including $20,777 from security lending)		20,787
Total income		59,868

Expenses
Management fee Basic fee	$ 21,908
Performance adjustment	(2,814)
Transfer agent fees	5,518
Accounting and security lending fees	647
Custodian fees and expenses	111
Independent trustees' compensation	24
Registration fees	49
Audit	40
Legal	28
Interest	8
Miscellaneous	29
Total expenses before reductions	25,548
Expense reductions	(1,531)	24,017
Net investment income (loss)		35,851
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	314,226
Other affiliated issuers	(8,738)
Foreign currency transactions	(25)
Futures contracts	826
Total net realized gain (loss)		306,289
Change in net unrealized appreciation (depreciation) on: Investment securities	325,483
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		325,487
Net gain (loss)		631,776
Net increase (decrease) in net assets resulting from operations		$ 667,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,851	$ (8,447)
Net realized gain (loss)	306,289	104,141
Change in net unrealized appreciation (depreciation)	325,487	(349,473)
Net increase (decrease) in net assets resulting from operations	667,627	(253,779)
Distributions to shareholders from net investment income	(33,821)	-
Share transactions - net increase (decrease)	(654,840)	(340,677)
Total increase (decrease) in net assets	(21,034)	(594,456)

Net Assets
Beginning of period	7,142,720	7,737,176
End of period (including accumulated net investment loss of $539 and accumulated net investment loss of $2,569, respectively)	$ 7,121,686	$ 7,142,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

	Six months ended (Unaudited)	Years ended July 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 57.53	$ 59.28	$ 45.00	$ 38.73	$ 44.66	$ 47.09
Income from Investment Operations
Net investment income (loss) D	.29 G	(.08) H	(.27)	(.23)	(.12)	(.20)
Net realized and unrealized gain (loss)	5.31	(1.67)	14.55	6.50	(5.81)	(2.23)
Total from investment operations	5.60	(1.75)	14.28	6.27	(5.93)	(2.43)
Distributions from net investment income	(.28)	-	-	-	-	-
Net asset value, end of period	$ 62.85	$ 57.53	$ 59.28	$ 45.00	$ 38.73	$ 44.66
Total Return B,C	9.76%	(2.95)%	31.73%	16.19%	(13.28)%	(5.16)%
Ratios to Average Net Assets E,I
Expenses before reductions	.74% A	.91%	.94%	1.06%	1.13%	1.06%
Expenses net of fee waivers, if any	.74% A	.91%	.94%	1.06%	1.13%	1.06%
Expenses net of all reductions	.70% A	.90%	.92%	1.04%	1.13%	1.05%
Net investment income (loss)	.96% A,G	(.14)% H	(.49)%	(.51)%	(.37)%	(.42)%
Supplemental Data
Net assets, end of period (in millions)	$ 5,318	$ 5,499	$ 6,374	$ 5,080	$ 4,677	$ 6,871
Portfolio turnover rate F	102% A	149%	158%	163%	151%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended (Unaudited)	Years ended July 31,
	2013	2012	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 57.94	$ 59.61	$ 45.19	$ 38.83	$ 44.68	$ 47.79
Income from Investment Operations
Net investment income (loss) D	.33 H	- I,L	(.19)	(.16)	(.05)	(.05)
Net realized and unrealized gain (loss)	5.35	(1.67)	14.61	6.52	(5.80)	(3.06)
Total from investment operations	5.68	(1.67)	14.42	6.36	(5.85)	(3.11)
Distributions from net investment income	(.32)	-	-	-	-	-
Net asset value, end of period	$ 63.30	$ 57.94	$ 59.61	$ 45.19	$ 38.83	$ 44.68
Total Return B,C	9.83%	(2.80)%	31.91%	16.38%	(13.09)%	(6.51)%
Ratios to Average Net Assets E,K
Expenses before reductions	.60% A	.77%	.80%	.90%	.92%	.91% A
Expenses net of fee waivers, if any	.60% A	.77%	.80%	.90%	.92%	.91% A
Expenses net of all reductions	.56% A	.76%	.78%	.88%	.92%	.91% A
Net investment income (loss)	1.10% A,H	-% G,I	(.35)%	(.35)%	(.17)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,803,572	$ 1,644,073	$ 1,363,389	$ 936,256	$ 488,683	$ 93
Portfolio turnover rate F	102% A	149%	158%	163%	151%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%.

J For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt Securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,386,850
Gross unrealized depreciation	(522,063)
Net unrealized appreciation (depreciation) on securities and other investments	$ 864,787

Tax cost	$ 6,861,260

The Fund intends to elect to defer to its fiscal year ending July 31, 2013 approximately $208,254 of capital losses recognized during the period November 1, 2011 to July 31, 2012.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $826 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,668,959 and $4,338,187, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets.. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 5,078.19
Class K	440.05
	$ 5,518

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $168 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,818.41%		$ 7

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $102,285. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,286 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $27,714. The weighted average interest rate was .66%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,531 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred sixteen dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
OTC	$ 24,686	$ -
Class K	9,135	-
Total	$ 33,821	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
OTC
Shares sold	4,890	24,727	$ 297,579	$ 1,432,210
Reinvestment of distributions	400	-	23,934	-
Shares redeemed	(16,250)	(36,677)	(981,839)	(2,097,412)
Net increase (decrease)	(10,960)	(11,950)	$ (660,326)	$ (665,202)
Class K
Shares sold	4,908	15,671	$ 297,245	$ 918,563
Reinvestment of distributions	152	-	9,135	-
Shares redeemed	(4,945)	(10,166)	(300,894)	(594,038)
Net increase (decrease)	115	5,505	$ 5,486	$ 324,525

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

OTC-USAN-0313
1.789288.110

Fidelity®

Leveraged Company Stock

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the last six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Leveraged Company Stock	.83%
Actual		$ 1,000.00	$ 1,224.80	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class K	.69%
Actual		$ 1,000.00	$ 1,225.60	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.1	8.9
Service Corp. International	4.1	4.9
The AES Corp.	3.0	4.3
General Motors Co.	2.8	0.9
Comcast Corp. Class A	2.7	3.0
HollyFrontier Corp.	2.5	3.1
Tenet Healthcare Corp.	2.2	1.4
Ford Motor Co.	1.9	1.7
GameStop Corp. Class A	1.6	1.4
Cinemark Holdings, Inc.	1.6	1.7
	30.5
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.6	21.5
Materials	12.4	13.9
Energy	11.6	11.3
Industrials	10.4	11.0
Health Care	7.7	7.5
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 83.2%		Stocks 91.3%
	Bonds 0.9%		Bonds 0.9%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.3%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 15.5%		Short-Term Investments and Net Other Assets (Liabilities) 7.4%
* Foreign investments	12.6%	** Foreign investments	14.3%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.7%
Auto Components - 1.6%
Delphi Automotive PLC (a)	163,300	$ 6,313
Exide Technologies (a)	3,930,293	13,520
Tenneco, Inc. (a)	825,300	28,852
TRW Automotive Holdings Corp. (a)	396,200	22,833
		71,518
Automobiles - 5.2%
Ford Motor Co.	6,790,633	87,939
General Motors Co. (a)	4,578,649	128,614
General Motors Co.:
warrants 7/10/16 (a)	445,805	8,399
warrants 7/10/19 (a)	445,805	5,439
Motors Liquidation Co. GUC Trust (a)	123,112	2,875
Toyota Motor Corp. sponsored ADR	89,500	8,536
		241,802
Diversified Consumer Services - 4.4%
Service Corp. International (f)	12,885,925	192,387
Stewart Enterprises, Inc. Class A	1,515,242	12,501
		204,888
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	360,340	17,534
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	146,846	7
		17,541
Household Durables - 2.3%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	8,102
Lennar Corp. Class A (e)	983,400	40,850
Newell Rubbermaid, Inc.	2,341,747	54,984
		103,936
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,630,035	10,693
Media - 5.0%
Cinemark Holdings, Inc.	2,601,645	73,210
Comcast Corp. Class A	3,302,598	125,763
Gray Television, Inc. (a)(f)	3,766,164	14,085
Nexstar Broadcasting Group, Inc. Class A	1,130,500	16,257
		229,315
Multiline Retail - 0.4%
Target Corp.	338,600	20,455
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
Asbury Automotive Group, Inc. (a)	385,122	$ 13,695
GameStop Corp. Class A	3,156,107	73,222
Sally Beauty Holdings, Inc. (a)	300,000	7,962
		94,879
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	123,220	6,284
TOTAL CONSUMER DISCRETIONARY		1,001,311
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	222,009	21,368
Food Products - 1.9%
ConAgra Foods, Inc.	541,700	17,708
Darling International, Inc. (a)	3,476,642	58,651
Smithfield Foods, Inc. (a)	559,606	13,044
		89,403
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	8,714
TOTAL CONSUMER STAPLES		119,485
ENERGY - 11.6%
Energy Equipment & Services - 2.8%
Ensco PLC Class A	110,000	6,993
Halliburton Co.	1,126,593	45,830
Noble Corp.	447,200	18,112
Oil States International, Inc. (a)	345,966	26,840
Schlumberger Ltd.	109,400	8,539
Transocean Ltd. (United States)	381,900	21,658
		127,972
Oil, Gas & Consumable Fuels - 8.8%
Alpha Natural Resources, Inc. (a)	2,204,108	19,528
Continental Resources, Inc. (a)	534,087	44,393
Forest Oil Corp. (a)	1,205,652	8,391
Hess Corp.	779,010	52,318
HollyFrontier Corp.	2,197,627	114,760
Kodiak Oil & Gas Corp. (a)	2,019,747	18,582
Nexen, Inc.	188,000	5,029
Peabody Energy Corp.	822,825	20,694
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	247,200	$ 16,604
Valero Energy Corp.	1,438,166	62,891
Western Refining, Inc.	1,303,573	43,839
		407,029
TOTAL ENERGY		535,001
FINANCIALS - 6.3%
Commercial Banks - 2.4%
Huntington Bancshares, Inc.	8,526,580	59,345
Regions Financial Corp.	3,284,894	25,556
SunTrust Banks, Inc.	1,019,600	28,926
		113,827
Consumer Finance - 0.9%
American Express Co.	679,548	39,964
Diversified Financial Services - 1.3%
Citigroup, Inc.	1,458,047	61,471
Insurance - 1.0%
AFLAC, Inc.	641,700	34,049
Lincoln National Corp.	435,700	12,627
		46,676
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	1,016,122	17,061
Sabra Health Care REIT, Inc.	547,507	13,737
		30,798
TOTAL FINANCIALS		292,736
HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	4,796,000	35,826
Health Care Providers & Services - 5.2%
Community Health Systems, Inc.	784,376	30,065
DaVita, Inc. (a)	367,826	42,451
HCA Holdings, Inc.	1,216,779	45,812
Tenet Healthcare Corp. (a)	2,574,826	99,980
Universal Health Services, Inc. Class B	385,505	21,835
		240,143
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.7%
Johnson & Johnson	153,000	$ 11,310
Merck & Co., Inc.	1,577,900	68,244
		79,554
TOTAL HEALTH CARE		355,523
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	478,776	32,672
Textron, Inc.	602,700	17,334
		50,006
Airlines - 1.9%
Delta Air Lines, Inc. (a)	3,665,001	50,907
Southwest Airlines Co.	571,283	6,404
United Continental Holdings, Inc. (a)	370,700	8,952
US Airways Group, Inc. (a)	1,481,380	21,154
		87,417
Building Products - 1.1%
Armstrong World Industries, Inc.	693,300	38,125
Owens Corning (a)	294,219	12,260
Owens Corning warrants 10/31/13 (a)	406,600	1,382
		51,767
Commercial Services & Supplies - 1.6%
Deluxe Corp.	1,786,873	65,739
Tyco International Ltd.	328,233	9,922
		75,661
Electrical Equipment - 1.5%
Belden, Inc.	777,664	37,445
Emerson Electric Co.	163,500	9,360
General Cable Corp. (a)	437,132	14,696
Polypore International, Inc. (a)(e)	217,800	8,405
		69,906
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	109,910	7,051
General Electric Co.	1,103,883	24,595
		31,646
Machinery - 1.6%
Fiat Industrial SpA	1,634,423	21,049
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand PLC	739,500	$ 38,003
Pentair Ltd.	78,757	3,991
Timken Co.	228,734	12,262
		75,305
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	8,089
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	707,700	12,937
Trading Companies & Distributors - 0.1%
Edgen Group, Inc. Class A	841,256	6,722
TOTAL INDUSTRIALS		469,456
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 1.1%
Cisco Systems, Inc.	2,383,049	49,019
Computers & Peripherals - 0.3%
NCR Corp. (a)	569,631	15,819
Electronic Equipment & Components - 0.8%
Avnet, Inc. (a)	594,313	21,015
Corning, Inc.	726,800	8,722
Viasystems Group, Inc. (a)	540,460	7,615
		37,352
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	8,435
Semiconductors & Semiconductor Equipment - 2.3%
Fairchild Semiconductor International, Inc. (a)	1,122,274	16,576
Freescale Semiconductor Holdings I Ltd. (a)	1,178,100	17,024
Intersil Corp. Class A	1,460,387	12,632
Micron Technology, Inc. (a)	2,293,545	17,339
ON Semiconductor Corp. (a)	5,502,368	43,194
		106,765
Software - 0.7%
Citrix Systems, Inc. (a)	230,899	16,893
Microsoft Corp.	108,800	2,989
Nuance Communications, Inc. (a)	573,666	13,797
		33,679
TOTAL INFORMATION TECHNOLOGY		251,069
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 12.4%
Chemicals - 10.2%
H.B. Fuller Co.	461,829	$ 18,048
LyondellBasell Industries NV Class A	5,928,729	376,000
OMNOVA Solutions, Inc. (a)(f)	3,114,962	25,480
Phosphate Holdings, Inc. (a)	307,500	461
The Dow Chemical Co.	832,388	26,803
W.R. Grace & Co. (a)	317,904	22,826
		469,618
Containers & Packaging - 1.6%
Rock-Tenn Co. Class A	733,723	57,927
Sealed Air Corp.	821,949	15,387
		73,314
Metals & Mining - 0.3%
AngloGold Ashanti Ltd. sponsored ADR	526,100	14,741
Ormet Corp. (a)	330,000	264
Ormet Corp. (a)(j)	1,075,000	860
		15,865
Paper & Forest Products - 0.3%
Neenah Paper, Inc.	418,300	12,942
TOTAL MATERIALS		571,739
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	771,680	31,214
UTILITIES - 4.4%
Electric Utilities - 0.4%
FirstEnergy Corp.	421,304	17,059
Independent Power Producers & Energy Traders - 4.0%
Calpine Corp. (a)	2,361,000	46,583
The AES Corp.	12,738,524	138,086
		184,669
TOTAL UTILITIES		201,728
TOTAL COMMON STOCKS (Cost $2,912,228)		3,829,262
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value (000s)
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	$ 3,460
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125%	439,013	11,708
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,207)		15,168
Corporate Bonds - 1.0%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 12,440	4,727
Nonconvertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	3,075	0
7.125% 7/15/13 (d)	8,320	0
7.2% 1/15/11 (d)	22,980	0
8.25% 7/15/23 (d)	25,035	0
8.375% 7/15/33 (d)	50,210	0
8.8% 3/1/21 (d)	10,765	0
Multiline Retail - 0.9%
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (g)	41,875	41,561
TOTAL CORPORATE BONDS (Cost $39,267)		46,288
Floating Rate Loans - 0.3%

INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.7017% 3/23/14 (h)	10,835	10,795
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7423% 10/10/17 (h)	$ 5,458	$ 3,609
TOTAL FLOATING RATE LOANS (Cost $14,907)		14,404
Money Market Funds - 15.9%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	705,651,039	705,651
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	26,060,925	26,061
TOTAL MONEY MARKET FUNDS (Cost $731,712)		731,712
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,717,321)		4,636,834
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(16,939)
NET ASSETS - 100%		$ 4,619,895
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,561,000 or 0.9% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $867,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 406
Fidelity Securities Lending Cash Central Fund	1,641
Total	$ 2,047
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exide Technologies	$ 11,516	$ -	$ -	$ -	$ -
Gray Television, Inc.	6,327	-	-	-	14,085
OMNOVA Solutions, Inc.	22,677	-	-	-	25,480
Service Corp. International	176,344	-	11,722	1,575	192,387
Total	$ 216,864	$ -	$ 11,722	$ 1,575	$ 231,952
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,001,311	$ 1,001,304	$ -	$ 7
Consumer Staples	122,945	119,485	-	3,460
Energy	535,001	535,001	-	-
Financials	304,444	304,444	-	-
Health Care	355,523	355,523	-	-
Industrials	469,456	469,456	-	-
Information Technology	251,069	251,069	-	-
Materials	571,739	571,739	-	-
Telecommunication Services	31,214	31,214	-	-
Utilities	201,728	201,728	-	-
Corporate Bonds	46,288	-	46,288	-
Floating Rate Loans	14,404	-	14,404	-
Money Market Funds	731,712	731,712	-	-
Total Investments in Securities:	$ 4,636,834	$ 4,572,675	$ 60,692	$ 3,467
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.4%
Netherlands	8.1%
Switzerland	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,053) - See accompanying schedule: Unaffiliated issuers (cost $2,833,921)	$ 3,673,170
Fidelity Central Funds (cost $731,712)	731,712
Other affiliated issuers (cost $151,688)	231,952
Total Investments (cost $3,717,321)		$ 4,636,834
Cash		25
Receivable for investments sold		12,961
Receivable for fund shares sold		8,037
Dividends receivable		1,723
Interest receivable		2,001
Distributions receivable from Fidelity Central Funds		188
Prepaid expenses		7
Other receivables		193
Total assets		4,661,969

Liabilities
Payable for investments purchased	$ 4,489
Payable for fund shares redeemed	8,601
Accrued management fee	2,242
Other affiliated payables	641
Other payables and accrued expenses	40
Collateral on securities loaned, at value	26,061
Total liabilities		42,074

Net Assets		$ 4,619,895
Net Assets consist of:
Paid in capital		$ 4,111,179
Undistributed net investment income		3,454
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(414,251)
Net unrealized appreciation (depreciation) on investments		919,513
Net Assets		$ 4,619,895

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($3,784,802 ÷ 109,942 shares)		$ 34.43

Class K: Net Asset Value, offering price and redemption price per share ($835,093 ÷ 24,223 shares)		$ 34.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $1,575 earned from other affiliated issuers)		$ 38,429
Special dividends		12,429
Interest		3,895
Income from Fidelity Central Funds		2,047
Income before foreign taxes withheld		56,800
Less foreign taxes withheld		(3,326)
Total income		53,474

Expenses
Management fee	$ 11,940
Transfer agent fees	3,271
Accounting and security lending fees	525
Custodian fees and expenses	19
Independent trustees' compensation	13
Registration fees	56
Audit	34
Legal	11
Miscellaneous	18
Total expenses before reductions	15,887
Expense reductions	(161)	15,726
Net investment income (loss)		37,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	158,770
Other affiliated issuers	5,632
Total net realized gain (loss)		164,402
Change in net unrealized appreciation (depreciation) on investment securities		607,973
Net gain (loss)		772,375
Net increase (decrease) in net assets resulting from operations		$ 810,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,748	$ 22,919
Net realized gain (loss)	164,402	163,015
Change in net unrealized appreciation (depreciation)	607,973	(307,255)
Net increase (decrease) in net assets resulting from operations	810,123	(121,321)
Distributions to shareholders from net investment income	(15,789)	(41,206)
Share transactions - net increase (decrease)	216,280	(714,976)
Redemption fees	215	410
Total increase (decrease) in net assets	1,010,829	(877,093)

Net Assets
Beginning of period	3,609,066	4,486,159
End of period (including undistributed net investment income of $3,454 and distributions in excess of net investment income of $18,505, respectively)	$ 4,619,895	$ 3,609,066

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.22	$ 28.85	$ 23.50	$ 19.55	$ 31.09	$ 33.78
Income from Investment Operations
Net investment income (loss) D	.29 H	.16	- J	.07	.21	.14
Net realized and unrealized gain (loss)	6.04	(.50)	5.46	3.99	(11.37)	(1.06)
Total from investment operations	6.33	(.34)	5.46	4.06	(11.16)	(.92)
Distributions from net investment income	(.12)	(.29)	(.11)	(.11)	(.14)	(.39)
Distributions from net realized gain	-	-	-	-	(.25)	(1.39)
Total distributions	(.12)	(.29)	(.11)	(.11)	(.39)	(1.78)
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 34.43	$ 28.22	$ 28.85	$ 23.50	$ 19.55	$ 31.09
Total Return B,C	22.48%	(1.05)%	23.27%	20.84%	(35.99)%	(2.76)%
Ratios to Average Net Assets E,I
Expenses before reductions	.83% A	.86%	.85%	.88%	.92%	.83%
Expenses net of fee waivers, if any	.83% A	.86%	.85%	.88%	.92%	.83%
Expenses net of all reductions	.82% A	.85%	.84%	.88%	.92%	.83%
Net investment income (loss)	1.89% A,H	.60%	-% G	.29%	1.17%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 3,785	$ 3,009	$ 3,931	$ 3,983	$ 3,714	$ 8,032
Portfolio turnover rate F	19% A	29%	18%	21%	34%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.26%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.26	$ 28.86	$ 23.52	$ 19.56	$ 31.11	$ 34.10
Income from Investment Operations
Net investment income (loss) D	.32 G	.20	.04	.11	.21	.05
Net realized and unrealized gain (loss)	6.04	(.49)	5.45	4.00	(11.35)	(3.04)
Total from investment operations	6.36	(.29)	5.49	4.11	(11.14)	(2.99)
Distributions from net investment income	(.14)	(.31)	(.15)	(.15)	(.17)	-
Distributions from net realized gain	-	-	-	-	(.25)	-
Total distributions	(.14)	(.31)	(.15)	(.15)	(.42)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 34.48	$ 28.26	$ 28.86	$ 23.52	$ 19.56	$ 31.11
Total Return B,C	22.56%	(.87)%	23.45%	21.09%	(35.86)%	(8.77)%
Ratios to Average Net Assets E,I
Expenses before reductions	.69% A	.69%	.69%	.70%	.71%	.70% A
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.70%	.71%	.70% A
Expenses net of all reductions	.68% A	.69%	.69%	.69%	.71%	.70% A
Net investment income (loss)	2.03% A,G	.76%	.16%	.47%	1.39%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 835,093	$ 600,270	$ 554,907	$ 409,934	$ 267,351	$ 91
Portfolio turnover rate F	19% A	29%	18%	21%	34%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,179,758
Gross unrealized depreciation	(258,577)
Net unrealized appreciation (depreciation) on securities and other investments	$ 921,181

Tax cost	$ 3,715,653

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2018	$ (578,439)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,385 and $536,405, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 3,096.19
Class K	175.05
	$ 3,271

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,641, including $27 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $161 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Leveraged Company Stock	$ 12,562	$ 35,167
Class K	3,227	6,039
Total	$ 15,789	$ 41,206

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Leveraged Company Stock
Shares sold	16,551	11,853	$ 531,050	$ 318,644
Reinvestment of distributions	378	1,333	11,889	33,481
Shares redeemed	(13,604)	(42,830)	(419,563)	(1,123,666)
Net increase (decrease)	3,325	(29,644)	$ 123,376	$ (771,541)
Class K
Shares sold	6,314	9,320	$ 196,527	$ 250,995
Reinvestment of distributions	102	240	3,227	6,039
Shares redeemed	(3,436)	(7,542)	(106,850)	(200,469)
Net increase (decrease)	2,980	2,018	$ 92,904	$ 56,565

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

LSF-USAN-0313
1.789286.110

Fidelity®

Leveraged Company Stock

Fund -

Class K

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the last six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Leveraged Company Stock	.83%
Actual		$ 1,000.00	$ 1,224.80	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class K	.69%
Actual		$ 1,000.00	$ 1,225.60	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.1	8.9
Service Corp. International	4.1	4.9
The AES Corp.	3.0	4.3
General Motors Co.	2.8	0.9
Comcast Corp. Class A	2.7	3.0
HollyFrontier Corp.	2.5	3.1
Tenet Healthcare Corp.	2.2	1.4
Ford Motor Co.	1.9	1.7
GameStop Corp. Class A	1.6	1.4
Cinemark Holdings, Inc.	1.6	1.7
	30.5
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.6	21.5
Materials	12.4	13.9
Energy	11.6	11.3
Industrials	10.4	11.0
Health Care	7.7	7.5
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Stocks 83.2%		Stocks 91.3%
	Bonds 0.9%		Bonds 0.9%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.3%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 15.5%		Short-Term Investments and Net Other Assets (Liabilities) 7.4%
* Foreign investments	12.6%	** Foreign investments	14.3%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.7%
Auto Components - 1.6%
Delphi Automotive PLC (a)	163,300	$ 6,313
Exide Technologies (a)	3,930,293	13,520
Tenneco, Inc. (a)	825,300	28,852
TRW Automotive Holdings Corp. (a)	396,200	22,833
		71,518
Automobiles - 5.2%
Ford Motor Co.	6,790,633	87,939
General Motors Co. (a)	4,578,649	128,614
General Motors Co.:
warrants 7/10/16 (a)	445,805	8,399
warrants 7/10/19 (a)	445,805	5,439
Motors Liquidation Co. GUC Trust (a)	123,112	2,875
Toyota Motor Corp. sponsored ADR	89,500	8,536
		241,802
Diversified Consumer Services - 4.4%
Service Corp. International (f)	12,885,925	192,387
Stewart Enterprises, Inc. Class A	1,515,242	12,501
		204,888
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	360,340	17,534
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	146,846	7
		17,541
Household Durables - 2.3%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	8,102
Lennar Corp. Class A (e)	983,400	40,850
Newell Rubbermaid, Inc.	2,341,747	54,984
		103,936
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,630,035	10,693
Media - 5.0%
Cinemark Holdings, Inc.	2,601,645	73,210
Comcast Corp. Class A	3,302,598	125,763
Gray Television, Inc. (a)(f)	3,766,164	14,085
Nexstar Broadcasting Group, Inc. Class A	1,130,500	16,257
		229,315
Multiline Retail - 0.4%
Target Corp.	338,600	20,455
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
Asbury Automotive Group, Inc. (a)	385,122	$ 13,695
GameStop Corp. Class A	3,156,107	73,222
Sally Beauty Holdings, Inc. (a)	300,000	7,962
		94,879
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	123,220	6,284
TOTAL CONSUMER DISCRETIONARY		1,001,311
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	222,009	21,368
Food Products - 1.9%
ConAgra Foods, Inc.	541,700	17,708
Darling International, Inc. (a)	3,476,642	58,651
Smithfield Foods, Inc. (a)	559,606	13,044
		89,403
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	8,714
TOTAL CONSUMER STAPLES		119,485
ENERGY - 11.6%
Energy Equipment & Services - 2.8%
Ensco PLC Class A	110,000	6,993
Halliburton Co.	1,126,593	45,830
Noble Corp.	447,200	18,112
Oil States International, Inc. (a)	345,966	26,840
Schlumberger Ltd.	109,400	8,539
Transocean Ltd. (United States)	381,900	21,658
		127,972
Oil, Gas & Consumable Fuels - 8.8%
Alpha Natural Resources, Inc. (a)	2,204,108	19,528
Continental Resources, Inc. (a)	534,087	44,393
Forest Oil Corp. (a)	1,205,652	8,391
Hess Corp.	779,010	52,318
HollyFrontier Corp.	2,197,627	114,760
Kodiak Oil & Gas Corp. (a)	2,019,747	18,582
Nexen, Inc.	188,000	5,029
Peabody Energy Corp.	822,825	20,694
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	247,200	$ 16,604
Valero Energy Corp.	1,438,166	62,891
Western Refining, Inc.	1,303,573	43,839
		407,029
TOTAL ENERGY		535,001
FINANCIALS - 6.3%
Commercial Banks - 2.4%
Huntington Bancshares, Inc.	8,526,580	59,345
Regions Financial Corp.	3,284,894	25,556
SunTrust Banks, Inc.	1,019,600	28,926
		113,827
Consumer Finance - 0.9%
American Express Co.	679,548	39,964
Diversified Financial Services - 1.3%
Citigroup, Inc.	1,458,047	61,471
Insurance - 1.0%
AFLAC, Inc.	641,700	34,049
Lincoln National Corp.	435,700	12,627
		46,676
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	1,016,122	17,061
Sabra Health Care REIT, Inc.	547,507	13,737
		30,798
TOTAL FINANCIALS		292,736
HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	4,796,000	35,826
Health Care Providers & Services - 5.2%
Community Health Systems, Inc.	784,376	30,065
DaVita, Inc. (a)	367,826	42,451
HCA Holdings, Inc.	1,216,779	45,812
Tenet Healthcare Corp. (a)	2,574,826	99,980
Universal Health Services, Inc. Class B	385,505	21,835
		240,143
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.7%
Johnson & Johnson	153,000	$ 11,310
Merck & Co., Inc.	1,577,900	68,244
		79,554
TOTAL HEALTH CARE		355,523
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	478,776	32,672
Textron, Inc.	602,700	17,334
		50,006
Airlines - 1.9%
Delta Air Lines, Inc. (a)	3,665,001	50,907
Southwest Airlines Co.	571,283	6,404
United Continental Holdings, Inc. (a)	370,700	8,952
US Airways Group, Inc. (a)	1,481,380	21,154
		87,417
Building Products - 1.1%
Armstrong World Industries, Inc.	693,300	38,125
Owens Corning (a)	294,219	12,260
Owens Corning warrants 10/31/13 (a)	406,600	1,382
		51,767
Commercial Services & Supplies - 1.6%
Deluxe Corp.	1,786,873	65,739
Tyco International Ltd.	328,233	9,922
		75,661
Electrical Equipment - 1.5%
Belden, Inc.	777,664	37,445
Emerson Electric Co.	163,500	9,360
General Cable Corp. (a)	437,132	14,696
Polypore International, Inc. (a)(e)	217,800	8,405
		69,906
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	109,910	7,051
General Electric Co.	1,103,883	24,595
		31,646
Machinery - 1.6%
Fiat Industrial SpA	1,634,423	21,049
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand PLC	739,500	$ 38,003
Pentair Ltd.	78,757	3,991
Timken Co.	228,734	12,262
		75,305
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	8,089
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	707,700	12,937
Trading Companies & Distributors - 0.1%
Edgen Group, Inc. Class A	841,256	6,722
TOTAL INDUSTRIALS		469,456
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 1.1%
Cisco Systems, Inc.	2,383,049	49,019
Computers & Peripherals - 0.3%
NCR Corp. (a)	569,631	15,819
Electronic Equipment & Components - 0.8%
Avnet, Inc. (a)	594,313	21,015
Corning, Inc.	726,800	8,722
Viasystems Group, Inc. (a)	540,460	7,615
		37,352
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	8,435
Semiconductors & Semiconductor Equipment - 2.3%
Fairchild Semiconductor International, Inc. (a)	1,122,274	16,576
Freescale Semiconductor Holdings I Ltd. (a)	1,178,100	17,024
Intersil Corp. Class A	1,460,387	12,632
Micron Technology, Inc. (a)	2,293,545	17,339
ON Semiconductor Corp. (a)	5,502,368	43,194
		106,765
Software - 0.7%
Citrix Systems, Inc. (a)	230,899	16,893
Microsoft Corp.	108,800	2,989
Nuance Communications, Inc. (a)	573,666	13,797
		33,679
TOTAL INFORMATION TECHNOLOGY		251,069
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 12.4%
Chemicals - 10.2%
H.B. Fuller Co.	461,829	$ 18,048
LyondellBasell Industries NV Class A	5,928,729	376,000
OMNOVA Solutions, Inc. (a)(f)	3,114,962	25,480
Phosphate Holdings, Inc. (a)	307,500	461
The Dow Chemical Co.	832,388	26,803
W.R. Grace & Co. (a)	317,904	22,826
		469,618
Containers & Packaging - 1.6%
Rock-Tenn Co. Class A	733,723	57,927
Sealed Air Corp.	821,949	15,387
		73,314
Metals & Mining - 0.3%
AngloGold Ashanti Ltd. sponsored ADR	526,100	14,741
Ormet Corp. (a)	330,000	264
Ormet Corp. (a)(j)	1,075,000	860
		15,865
Paper & Forest Products - 0.3%
Neenah Paper, Inc.	418,300	12,942
TOTAL MATERIALS		571,739
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	771,680	31,214
UTILITIES - 4.4%
Electric Utilities - 0.4%
FirstEnergy Corp.	421,304	17,059
Independent Power Producers & Energy Traders - 4.0%
Calpine Corp. (a)	2,361,000	46,583
The AES Corp.	12,738,524	138,086
		184,669
TOTAL UTILITIES		201,728
TOTAL COMMON STOCKS (Cost $2,912,228)		3,829,262
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value (000s)
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	$ 3,460
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125%	439,013	11,708
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,207)		15,168
Corporate Bonds - 1.0%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 12,440	4,727
Nonconvertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	3,075	0
7.125% 7/15/13 (d)	8,320	0
7.2% 1/15/11 (d)	22,980	0
8.25% 7/15/23 (d)	25,035	0
8.375% 7/15/33 (d)	50,210	0
8.8% 3/1/21 (d)	10,765	0
Multiline Retail - 0.9%
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (g)	41,875	41,561
TOTAL CORPORATE BONDS (Cost $39,267)		46,288
Floating Rate Loans - 0.3%

INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.7017% 3/23/14 (h)	10,835	10,795
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7423% 10/10/17 (h)	$ 5,458	$ 3,609
TOTAL FLOATING RATE LOANS (Cost $14,907)		14,404
Money Market Funds - 15.9%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	705,651,039	705,651
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	26,060,925	26,061
TOTAL MONEY MARKET FUNDS (Cost $731,712)		731,712
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,717,321)		4,636,834
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(16,939)
NET ASSETS - 100%		$ 4,619,895
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,561,000 or 0.9% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $867,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 406
Fidelity Securities Lending Cash Central Fund	1,641
Total	$ 2,047
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exide Technologies	$ 11,516	$ -	$ -	$ -	$ -
Gray Television, Inc.	6,327	-	-	-	14,085
OMNOVA Solutions, Inc.	22,677	-	-	-	25,480
Service Corp. International	176,344	-	11,722	1,575	192,387
Total	$ 216,864	$ -	$ 11,722	$ 1,575	$ 231,952
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,001,311	$ 1,001,304	$ -	$ 7
Consumer Staples	122,945	119,485	-	3,460
Energy	535,001	535,001	-	-
Financials	304,444	304,444	-	-
Health Care	355,523	355,523	-	-
Industrials	469,456	469,456	-	-
Information Technology	251,069	251,069	-	-
Materials	571,739	571,739	-	-
Telecommunication Services	31,214	31,214	-	-
Utilities	201,728	201,728	-	-
Corporate Bonds	46,288	-	46,288	-
Floating Rate Loans	14,404	-	14,404	-
Money Market Funds	731,712	731,712	-	-
Total Investments in Securities:	$ 4,636,834	$ 4,572,675	$ 60,692	$ 3,467
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.4%
Netherlands	8.1%
Switzerland	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,053) - See accompanying schedule: Unaffiliated issuers (cost $2,833,921)	$ 3,673,170
Fidelity Central Funds (cost $731,712)	731,712
Other affiliated issuers (cost $151,688)	231,952
Total Investments (cost $3,717,321)		$ 4,636,834
Cash		25
Receivable for investments sold		12,961
Receivable for fund shares sold		8,037
Dividends receivable		1,723
Interest receivable		2,001
Distributions receivable from Fidelity Central Funds		188
Prepaid expenses		7
Other receivables		193
Total assets		4,661,969

Liabilities
Payable for investments purchased	$ 4,489
Payable for fund shares redeemed	8,601
Accrued management fee	2,242
Other affiliated payables	641
Other payables and accrued expenses	40
Collateral on securities loaned, at value	26,061
Total liabilities		42,074

Net Assets		$ 4,619,895
Net Assets consist of:
Paid in capital		$ 4,111,179
Undistributed net investment income		3,454
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(414,251)
Net unrealized appreciation (depreciation) on investments		919,513
Net Assets		$ 4,619,895

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($3,784,802 ÷ 109,942 shares)		$ 34.43

Class K: Net Asset Value, offering price and redemption price per share ($835,093 ÷ 24,223 shares)		$ 34.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $1,575 earned from other affiliated issuers)		$ 38,429
Special dividends		12,429
Interest		3,895
Income from Fidelity Central Funds		2,047
Income before foreign taxes withheld		56,800
Less foreign taxes withheld		(3,326)
Total income		53,474

Expenses
Management fee	$ 11,940
Transfer agent fees	3,271
Accounting and security lending fees	525
Custodian fees and expenses	19
Independent trustees' compensation	13
Registration fees	56
Audit	34
Legal	11
Miscellaneous	18
Total expenses before reductions	15,887
Expense reductions	(161)	15,726
Net investment income (loss)		37,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	158,770
Other affiliated issuers	5,632
Total net realized gain (loss)		164,402
Change in net unrealized appreciation (depreciation) on investment securities		607,973
Net gain (loss)		772,375
Net increase (decrease) in net assets resulting from operations		$ 810,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,748	$ 22,919
Net realized gain (loss)	164,402	163,015
Change in net unrealized appreciation (depreciation)	607,973	(307,255)
Net increase (decrease) in net assets resulting from operations	810,123	(121,321)
Distributions to shareholders from net investment income	(15,789)	(41,206)
Share transactions - net increase (decrease)	216,280	(714,976)
Redemption fees	215	410
Total increase (decrease) in net assets	1,010,829	(877,093)

Net Assets
Beginning of period	3,609,066	4,486,159
End of period (including undistributed net investment income of $3,454 and distributions in excess of net investment income of $18,505, respectively)	$ 4,619,895	$ 3,609,066

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.22	$ 28.85	$ 23.50	$ 19.55	$ 31.09	$ 33.78
Income from Investment Operations
Net investment income (loss) D	.29 H	.16	- J	.07	.21	.14
Net realized and unrealized gain (loss)	6.04	(.50)	5.46	3.99	(11.37)	(1.06)
Total from investment operations	6.33	(.34)	5.46	4.06	(11.16)	(.92)
Distributions from net investment income	(.12)	(.29)	(.11)	(.11)	(.14)	(.39)
Distributions from net realized gain	-	-	-	-	(.25)	(1.39)
Total distributions	(.12)	(.29)	(.11)	(.11)	(.39)	(1.78)
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 34.43	$ 28.22	$ 28.85	$ 23.50	$ 19.55	$ 31.09
Total Return B,C	22.48%	(1.05)%	23.27%	20.84%	(35.99)%	(2.76)%
Ratios to Average Net Assets E,I
Expenses before reductions	.83% A	.86%	.85%	.88%	.92%	.83%
Expenses net of fee waivers, if any	.83% A	.86%	.85%	.88%	.92%	.83%
Expenses net of all reductions	.82% A	.85%	.84%	.88%	.92%	.83%
Net investment income (loss)	1.89% A,H	.60%	-% G	.29%	1.17%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 3,785	$ 3,009	$ 3,931	$ 3,983	$ 3,714	$ 8,032
Portfolio turnover rate F	19% A	29%	18%	21%	34%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.26%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.26	$ 28.86	$ 23.52	$ 19.56	$ 31.11	$ 34.10
Income from Investment Operations
Net investment income (loss) D	.32 G	.20	.04	.11	.21	.05
Net realized and unrealized gain (loss)	6.04	(.49)	5.45	4.00	(11.35)	(3.04)
Total from investment operations	6.36	(.29)	5.49	4.11	(11.14)	(2.99)
Distributions from net investment income	(.14)	(.31)	(.15)	(.15)	(.17)	-
Distributions from net realized gain	-	-	-	-	(.25)	-
Total distributions	(.14)	(.31)	(.15)	(.15)	(.42)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 34.48	$ 28.26	$ 28.86	$ 23.52	$ 19.56	$ 31.11
Total Return B,C	22.56%	(.87)%	23.45%	21.09%	(35.86)%	(8.77)%
Ratios to Average Net Assets E,I
Expenses before reductions	.69% A	.69%	.69%	.70%	.71%	.70% A
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.70%	.71%	.70% A
Expenses net of all reductions	.68% A	.69%	.69%	.69%	.71%	.70% A
Net investment income (loss)	2.03% A,G	.76%	.16%	.47%	1.39%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 835,093	$ 600,270	$ 554,907	$ 409,934	$ 267,351	$ 91
Portfolio turnover rate F	19% A	29%	18%	21%	34%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,179,758
Gross unrealized depreciation	(258,577)
Net unrealized appreciation (depreciation) on securities and other investments	$ 921,181

Tax cost	$ 3,715,653

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2018	$ (578,439)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,385 and $536,405, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 3,096.19
Class K	175.05
	$ 3,271

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,641, including $27 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $161 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Leveraged Company Stock	$ 12,562	$ 35,167
Class K	3,227	6,039
Total	$ 15,789	$ 41,206

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Leveraged Company Stock
Shares sold	16,551	11,853	$ 531,050	$ 318,644
Reinvestment of distributions	378	1,333	11,889	33,481
Shares redeemed	(13,604)	(42,830)	(419,563)	(1,123,666)
Net increase (decrease)	3,325	(29,644)	$ 123,376	$ (771,541)
Class K
Shares sold	6,314	9,320	$ 196,527	$ 250,995
Reinvestment of distributions	102	240	3,227	6,039
Shares redeemed	(3,436)	(7,542)	(106,850)	(200,469)
Net increase (decrease)	2,980	2,018	$ 92,904	$ 56,565

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

LSF-K-USAN-0313
1.863384.104

Fidelity®

Series Real Estate Equity

Fund

Fidelity Series Real Estate Equity Fund

Class F

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Real Estate Equity Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Series Real Estate Equity	.80%
Actual		$ 1,000.00	$ 1,047.50	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class F	.60%
Actual		$ 1,000.00	$ 1,049.60	$ 3.10
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.0	13.2
Public Storage	7.8	6.7
Ventas, Inc.	7.6	7.7
Prologis, Inc.	6.8	5.3
SL Green Realty Corp.	4.1	4.3
Camden Property Trust (SBI)	4.0	3.8
HCP, Inc.	3.6	3.0
Boston Properties, Inc.	3.5	5.1
Essex Property Trust, Inc.	3.3	4.2
CBL & Associates Properties, Inc.	3.0	2.8
	55.7
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	16.9	17.6
REITs - Malls	16.6	16.6
REITs - Industrial Buildings	16.3	13.4
REITs - Office Buildings	14.5	15.2
REITs - Health Care Facilities	13.2	11.7
Asset Allocation (% of fund's net assets)
As of January 31, 2013	As of July 31, 2012
Stocks 96.8%	Stocks 96.8%
Short-Term Investments and Net Other Assets (Liabilities) 3.2%	Short-Term Investments and Net Other Assets (Liabilities) 3.2%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Health Care Facilities - 2.4%
Brookdale Senior Living, Inc. (a)	287,266	$ 7,759,055
Emeritus Corp. (a)	475,874	12,886,668
TOTAL HEALTH CARE FACILITIES		20,645,723
REAL ESTATE INVESTMENT TRUSTS - 92.3%
REITs - Apartments - 16.9%
Apartment Investment & Management Co. Class A	337,800	9,215,184
AvalonBay Communities, Inc.	144,300	18,728,697
Camden Property Trust (SBI)	504,872	35,033,068
Education Realty Trust, Inc.	1,739,691	18,701,678
Equity Residential (SBI)	320,451	17,749,781
Essex Property Trust, Inc.	184,067	28,305,823
Home Properties, Inc.	296,542	18,228,437
TOTAL REITS - APARTMENTS		145,962,668
REITs - Health Care Facilities - 13.2%
HCP, Inc.	674,859	31,306,709
Health Care REIT, Inc.	272,526	17,125,534
Ventas, Inc.	979,710	64,944,976
TOTAL REITS - HEALTH CARE FACILITIES		113,377,219
REITs - Hotels - 5.2%
Chesapeake Lodging Trust	674,696	14,404,760
Host Hotels & Resorts, Inc.	901,600	15,137,864
Sunstone Hotel Investors, Inc. (a)	1,353,266	15,657,288
TOTAL REITS - HOTELS		45,199,912
REITs - Industrial Buildings - 16.3%
DCT Industrial Trust, Inc.	1,028,200	7,259,092
DuPont Fabros Technology, Inc.	27,400	647,736
First Industrial Realty Trust, Inc. (a)	206,900	3,242,123
First Potomac Realty Trust	244,400	3,348,280
Prologis, Inc.	1,478,626	58,997,177
Public Storage	437,050	67,275,107
TOTAL REITS - INDUSTRIAL BUILDINGS		140,769,515
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 16.6%
CBL & Associates Properties, Inc.	1,232,519	$ 26,486,833
General Growth Properties, Inc.	701,000	13,683,520
Simon Property Group, Inc.	644,768	103,278,937
TOTAL REITS - MALLS		143,449,290
REITs - Management/Investment - 0.8%
Coresite Realty Corp.	14,400	424,800
Retail Properties America, Inc.	308,162	3,987,616
Weyerhaeuser Co.	69,000	2,078,280
TOTAL REITS - MANAGEMENT/INVESTMENT		6,490,696
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	136,308	5,854,429
REITs - Office Buildings - 14.5%
Alexandria Real Estate Equities, Inc.	128,697	9,330,533
Boston Properties, Inc.	285,775	30,086,392
Cousins Properties, Inc.	774,200	6,890,380
Douglas Emmett, Inc.	776,800	18,114,976
Highwoods Properties, Inc. (SBI)	591,240	21,284,640
SL Green Realty Corp.	441,300	35,471,694
Sovran Self Storage, Inc.	52,900	3,451,196
TOTAL REITS - OFFICE BUILDINGS		124,629,811
REITs - Shopping Centers - 8.1%
Acadia Realty Trust (SBI)	467,900	12,230,906
Cedar Shopping Centers, Inc.	855,190	4,712,097
Equity One, Inc.	811,669	18,351,836
Excel Trust, Inc.	108,892	1,369,861
Glimcher Realty Trust	977,270	10,867,242
Kite Realty Group Trust	757,800	4,584,690
Vornado Realty Trust	206,200	17,415,652
TOTAL REITS - SHOPPING CENTERS		69,532,284
TOTAL REAL ESTATE INVESTMENT TRUSTS		795,265,824
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
Real Estate Operating Companies - 1.1%
Forest City Enterprises, Inc. Class A (a)	527,000	$ 8,911,570
Real Estate Services - 1.0%
CBRE Group, Inc. (a)	411,991	8,890,766
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		17,802,336
TOTAL COMMON STOCKS (Cost $707,201,326)		833,713,883
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.16% (b) (Cost $28,740,477)	28,740,477	28,740,477
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $735,941,803)		862,454,360
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(972,889)
NET ASSETS - 100%		$ 861,481,471
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,786
Fidelity Securities Lending Cash Central Fund	5,348
Total	$ 27,134
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $707,201,326)	$ 833,713,883
Fidelity Central Funds (cost $28,740,477)	28,740,477
Total Investments (cost $735,941,803)		$ 862,454,360
Receivable for investments sold		2,199,010
Receivable for fund shares sold		1,305,972
Dividends receivable		679,146
Distributions receivable from Fidelity Central Funds		3,694
Prepaid expenses		3,216
Other receivables		31,898
Total assets		866,677,296

Liabilities
Payable for investments purchased	$ 4,175,317
Payable for fund shares redeemed	497,587
Accrued management fee	392,425
Other affiliated payables	98,095
Other payables and accrued expenses	32,401
Total liabilities		5,195,825

Net Assets		$ 861,481,471
Net Assets consist of:
Paid in capital		$ 731,616,895
Undistributed net investment income		752,212
Accumulated undistributed net realized gain (loss) on investments		2,599,807
Net unrealized appreciation (depreciation) on investments		126,512,557
Net Assets		$ 861,481,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Series Real Estate Equity: Net Asset Value, offering price and redemption price per share ($485,117,147 ÷ 38,701,283 shares)	$ 12.53

Class F: Net Asset Value, offering price and redemption price per share ($376,364,324 ÷ 30,018,425 shares)	$ 12.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 9,642,234
Income from Fidelity Central Funds		27,134
Total income		9,669,368

Expenses
Management fee	$ 2,246,668
Transfer agent fees	454,733
Accounting and security lending fees	140,537
Custodian fees and expenses	14,398
Independent trustees' compensation	2,640
Audit	22,792
Legal	1,922
Miscellaneous	2,261
Total expenses before reductions	2,885,951
Expense reductions	(48,788)	2,837,163
Net investment income (loss)		6,832,205
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,986,076
Change in net unrealized appreciation (depreciation) on investment securities		17,713,474
Net gain (loss)		32,699,550
Net increase (decrease) in net assets resulting from operations		$ 39,531,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	For the period October 20, 2011 (commencement of operations) to July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,832,205	$ 6,063,365
Net realized gain (loss)	14,986,076	8,922,512
Change in net unrealized appreciation (depreciation)	17,713,474	108,799,083
Net increase (decrease) in net assets resulting from operations	39,531,755	123,784,960
Distributions to shareholders from net investment income	(7,991,464)	(4,149,221)
Distributions to shareholders from net realized gain	(20,512,803)	(798,651)
Total distributions	(28,504,267)	(4,947,872)
Share transactions - net increase (decrease)	51,539,714	680,077,181
Total increase (decrease) in net assets	62,567,202	798,914,269

Net Assets
Beginning of period	798,914,269	-
End of period (including undistributed net investment income of $752,212 and undistributed net investment income of $1,911,471, respectively)	$ 861,481,471	$ 798,914,269

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Real Estate Equity

	Six months ended January 31, 2013	Year ended July 31,
January 31,	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.11
Net realized and unrealized gain (loss)	.47	2.38
Total from investment operations	.57	2.49
Distributions from net investment income	(.12)	(.08)
Distributions from net realized gain	(.31)	(.02)
Total distributions	(.43)	(.10)
Net asset value, end of period	$ 12.53	$ 12.39
Total Return B, C	4.75%	25.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.81% A
Expenses net of fee waivers, if any	.80% A	.81% A
Expenses net of all reductions	.78% A	.81% A
Net investment income (loss)	1.61% A	1.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 485,117	$ 475,392
Portfolio turnover rate F	53% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2013	Year ended July 31,
January 31,	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.13
Net realized and unrealized gain (loss)	.48	2.37
Total from investment operations	.59	2.50
Distributions from net investment income	(.13)	(.09)
Distributions from net realized gain	(.31)	(.02)
Total distributions	(.44)	(.11)
Net asset value, end of period	$ 12.54	$ 12.39
Total Return B, C	4.96%	25.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.61% A
Expenses net of fee waivers, if any	.60% A	.61% A
Expenses net of all reductions	.59% A	.61% A
Net investment income (loss)	1.81% A	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 376,364	$ 323,523
Portfolio turnover rate F	53% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series Real Estate Equity Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Equity and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 127,952,096
Gross unrealized depreciation	(2,211,215)
Net unrealized appreciation (depreciation) on securities and other investments	$ 125,740,881
Tax cost	$ 736,713,479

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $237,290,068 and $206,271,667, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Equity. FIIOC receives no fees for providing transfer agency services to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Real Estate Equity	$ 454,733.19

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,114 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $978 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

7. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,348. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $48,779 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012A
From net investment income
Series Real Estate Equity	$ 4,396,620	$ 2,536,950
Class F	3,594,844	1,612,271
Total	$ 7,991,464	$ 4,149,221
From net realized gain
Series Real Estate Equity	$ 11,925,873	$ 550,380
Class F	8,586,930	248,271
Total	$ 20,512,803	$ 798,651

A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012 A	Six months ended January 31, 2013	Year ended July 31, 2012 A
Series Real Estate Equity
Shares sold	1,896,540	45,860,755 B	$ 23,193,542	$ 478,790,709 B
Reinvestment of distributions	1,355,185	289,752	16,322,493	3,087,330
Shares redeemed	(2,928,797)	(7,772,152)	(35,730,260)	(82,058,496)
Net increase (decrease)	322,928	38,378,355	$ 3,785,775	$ 399,819,543
Class F
Shares sold	3,584,242	28,641,002 B	$ 43,860,689	$ 306,842,724 B
Reinvestment of distributions	1,012,028	172,860	12,181,774	1,860,542
Shares redeemed	(683,312)	(2,708,395)	(8,288,524)	(28,445,628)
Net increase (decrease)	3,912,958	26,105,467	$ 47,753,939	$ 280,257,638

A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

B Amount includes in-kind exchanges.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

SLE-SANN-0313
1.930456.101

Fidelity®

Series Real Estate Income

Fund

Fidelity Series Real Estate Income Fund

Class F

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Real Estate Income Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Series Real Estate Income	.79%
Actual		$ 1,000.00	$ 1,081.00	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class F	.61%
Actual		$ 1,000.00	$ 1,081.20	$ 3.20
HypotheticalA		$ 1,000.00	$ 1,022.13	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Financial, Inc.	1.5	1.4
Ventas, Inc.	1.4	1.6
Acadia Realty Trust (SBI)	1.4	1.4
Equity Lifestyle Properties, Inc.	1.3	1.4
Excel Trust, Inc. Series B, 8.125%	1.2	1.3
	6.8
Top 5 Bonds as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.509% 11/15/15	3.3	3.8
Hilton Hotels Corp. Tranche C, term loan 3.706% 11/12/15	1.9	0.0
Hilton Hotels Corp. Tranche D, term loan 3.956% 11/12/15	1.6	0.0
Wachovia Ltd./Wachovia LLC Series 2006-1A Class A1B, 0.64% 9/25/26	1.3	1.3
Standard Pacific Corp. 8.375% 5/15/18	1.2	1.3
	9.3
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	13.5	12.4
REITs - Shopping Centers	6.5	7.0
REITs - Management/Investment	6.2	5.6
REITs - Health Care Facilities	5.9	5.8
REITs - Industrial Buildings	3.9	3.7
Asset Allocation (% of fund's net assets)
As of January 31, 2013 *		As of July 31, 2012 **
	Common Stocks 16.6%		Common Stocks 15.4%
	Preferred Stocks 18.6%		Preferred Stocks 18.7%
	Bonds 49.5%		Bonds 55.9%
	Convertible Securities 4.0%		Convertible Securities 4.2%
	Other Investments 7.7%		Other Investments 2.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.6%		Short-Term Investments and Net Other Assets (Liabilities) 3.7%
* Foreign investments	4.5%	** Foreign investments	5.8%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 16.6%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp. Class A (a)	20,700	$ 829,449
Household Durables - 0.1%
Standard Pacific Corp. (a)(e)	89,200	740,360
TOTAL CONSUMER DISCRETIONARY		1,569,809
FINANCIALS - 14.9%
Real Estate Investment Trusts - 14.6%
Acadia Realty Trust (SBI)	420,200	10,984,028
American Campus Communities, Inc.	28,100	1,308,617
American Residential Properties, Inc. (f)	138,500	3,012,375
American Tower Corp.	30,300	2,307,345
AmREIT, Inc.	39,300	691,287
Anworth Mortgage Asset Corp.	271,800	1,701,468
Apartment Investment & Management Co. Class A	92,400	2,520,672
Associated Estates Realty Corp.	67,100	1,083,665
AvalonBay Communities, Inc.	9,700	1,258,963
CapLease, Inc.	397,100	2,299,209
CBL & Associates Properties, Inc.	167,600	3,601,724
Chartwell Retirement Residence (f)	14,700	159,911
Chesapeake Lodging Trust	87,900	1,876,665
CommonWealth REIT	75,400	1,239,576
Cys Investments, Inc.	121,800	1,583,400
DCT Industrial Trust, Inc.	213,500	1,507,310
DiamondRock Hospitality Co.	63,700	580,944
Douglas Emmett, Inc.	64,100	1,494,812
Dynex Capital, Inc.	218,300	2,207,013
EastGroup Properties, Inc.	9,500	532,380
Education Realty Trust, Inc.	102,100	1,097,575
Equity Lifestyle Properties, Inc.	139,300	9,973,880
Equity Residential (SBI)	10,600	587,134
Excel Trust, Inc.	206,300	2,595,254
First Potomac Realty Trust	98,000	1,342,600
Glimcher Realty Trust	151,000	1,679,120
Hatteras Financial Corp.	20,800	563,264
HCP, Inc.	18,800	872,132
Highwoods Properties, Inc. (SBI)	16,300	586,800
Lexington Corporate Properties Trust	392,600	4,318,600
LTC Properties, Inc.	53,100	1,977,444
MFA Financial, Inc.	1,254,200	11,275,258
Mid-America Apartment Communities, Inc.	16,000	1,045,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp. Class A	34,000	$ 369,240
National Retail Properties, Inc.	31,900	1,021,438
Newcastle Investment Corp.	284,000	2,979,160
NorthStar Realty Finance Corp.	63,600	496,080
Prologis, Inc.	126,900	5,063,310
Retail Properties America, Inc.	74,200	960,148
Select Income (REIT)	37,200	936,324
Senior Housing Properties Trust (SBI)	93,300	2,247,597
Simon Property Group, Inc.	2,700	432,486
Stag Industrial, Inc.	179,400	3,537,768
Summit Hotel Properties, Inc.	74,500	684,655
Two Harbors Investment Corp.	77,400	961,308
Ventas, Inc.	167,000	11,070,430
Washington (REIT) (SBI)	40,200	1,144,896
WP Carey, Inc.	19,900	1,116,987
		112,888,172
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	50,600	758,494
Thrifts & Mortgage Finance - 0.2%
Home Loan Servicing Solutions Ltd.	91,400	1,987,036
TOTAL FINANCIALS		115,633,702
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc. (a)	204,300	5,518,143
Capital Senior Living Corp. (a)	21,400	454,322
Emeritus Corp. (a)	186,600	5,053,128
		11,025,593
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
CyrusOne, Inc.	27,900	590,643
TOTAL COMMON STOCKS (Cost $99,246,972)		128,819,747
Preferred Stocks - 19.5%
	Shares	Value
Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
CommonWealth REIT 6.50%	127,200	$ 2,973,936
Health Care REIT, Inc. Series I, 6.50%	16,200	949,220
Lexington Corporate Properties Trust Series C, 6.50%	58,800	2,845,920
		6,769,076
Nonconvertible Preferred Stocks - 18.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Red Lion Hotels Capital Trust 9.50%	112,200	2,941,884
FINANCIALS - 18.2%
Real Estate Investment Trusts - 17.5%
AG Mortgage Investment Trust, Inc. 8.00% (a)	52,804	1,328,021
American Capital Agency Corp. 8.00%	120,000	3,111,600
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,906,297
Series C, 7.625%	9,839	248,435
Series D, 7.50%	55,213	1,383,086
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,623,768
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,641,268
Apollo Residential Mortgage, Inc. Series A, 8.00%	49,077	1,226,434
Arbor Realty Trust, Inc. Series A, 8.25% (a)	41,922	1,048,050
Ashford Hospitality Trust, Inc. Series E, 9.00%	35,948	971,315
BioMed Realty Trust, Inc. Series A, 7.375%	16,200	416,016
Campus Crest Communities, Inc. Series A, 8.00%	71,569	1,914,471
CapLease, Inc.:
Series A, 8.125%	22,150	561,503
Series B, 8.375%	190,234	5,071,638
CBL & Associates Properties, Inc.:
7.375%	67,200	1,694,784
Series E, 6.625%	25,000	631,750
Cedar Shopping Centers, Inc.:
8.875%	9,259	238,234
Series B, 7.25%	57,640	1,412,180
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,744,286
Colony Financial, Inc. Series A, 8.50%	77,829	2,050,794
CommonWealth REIT 7.50%	24,923	536,343
Coresite Realty Corp. Series A, 7.25% (a)	30,000	761,100
Corporate Office Properties Trust Series L, 7.375%	80,000	2,078,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.:
Series A, 7.75%	84,500	$ 2,115,880
Series B, 7.50%	34,900	874,245
CubeSmart Series A, 7.75%	40,000	1,072,000
Cys Investments, Inc. Series A, 7.75%	10,014	251,952
DDR Corp. Series J, 6.50%	30,181	751,507
Digital Realty Trust, Inc. Series F, 6.625%	20,000	530,000
Duke Realty LP:
8.375%	51,200	1,295,360
Series L, 6.60%	4,300	109,306
Dynex Capital, Inc. Series A, 8.50%	96,313	2,528,216
Equity Lifestyle Properties, Inc. Series C, 6.75%	160,000	4,115,200
Essex Property Trust, Inc. Series H, 7.125%	8,100	216,999
Excel Trust, Inc. Series B, 8.125%	360,000	9,381,600
First Potomac Realty Trust 7.75%	107,746	2,812,171
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,771,976
Glimcher Realty Trust:
Series G, 8.125%	72,497	1,834,174
Series H, 7.50%	13,575	349,285
Hatteras Financial Corp. Series A, 7.625%	19,592	490,780
Health Care REIT, Inc. Series J, 6.50%	20,000	526,000
Hersha Hospitality Trust Series B, 8.00%	18,928	494,021
Hospitality Properties Trust:
Series C, 7.00%	49,797	1,249,407
Series D, 7.125%	40,200	1,075,350
Hudson Pacific Properties, Inc. 8.375%	84,787	2,255,334
Inland Real Estate Corp. Series A, 8.125%	200,000	5,326,000
Invesco Mortgage Capital, Inc. Series A, 7.75%	30,151	761,313
Investors Real Estate Trust Series B, 7.95%	33,428	869,462
Kilroy Realty Corp. Series G, 6.875%	20,000	517,600
Kite Realty Group Trust 8.25%	4,100	107,010
LaSalle Hotel Properties:
Series G, 7.25%	71,100	1,803,807
Series H, 7.50%	7,192	185,122
LBA Realty Fund II Series B, 7.625% (a)	118,900	2,259,100
Lexington Realty Trust 7.55%	16,500	415,965
MFA Financial, Inc.:
8.00%	108,747	2,808,935
Series A, 8.50%	306,700	8,035,540
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	$ 792,000
National Retail Properties, Inc. Series D, 6.625%	17,563	458,921
NorthStar Realty Finance Corp. Series C, 8.875%	50,295	1,276,990
Parkway Properties, Inc. Series D, 8.00%	28,518	723,502
Pebblebrook Hotel Trust:
Series A, 7.875%	49,000	1,267,630
Series B, 8.00%	37,400	985,490
Pennsylvania (REIT) 7.375%	19,408	493,934
Prologis, Inc.:
Series O, 7.00%	900	22,770
Series Q, 8.54%	15,800	1,012,188
PS Business Parks, Inc. Series S, 6.45%	16,039	418,297
Regency Centers Corp. Series 6, 6.625%	17,739	466,358
Retail Properties America, Inc. 7.00% (a)	35,218	878,689
Saul Centers, Inc.:
8.00%	36,400	912,548
Series B (depositary shares) 9.00%	24,400	616,344
Series C, 6.875% (a)(g)	69,596	1,739,900
Stag Industrial, Inc. Series A, 9.00%	280,000	7,702,800
Strategic Hotel & Resorts, Inc. Series A, 8.50%	21,591	540,207
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,740,273
Sun Communities, Inc. Series A, 7.125%	24,000	602,640
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	126,400	3,196,656
Series D, 8.00%	20,200	533,280
Terreno Realty Corp. Series A 7.75%	44,310	1,158,263
UMH Properties, Inc. Series A, 8.25%	96,000	2,533,440
Urstadt Biddle Properties, Inc. Series F, 7.125%	30,000	795,000
Weingarten Realty Investors (SBI) Series F, 6.50%	62,800	1,586,328
Winthrop Realty Trust:
7.75%	60,000	1,545,000
Series D, 9.25%	35,000	966,000
		135,755,838
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.7%
Forest City Enterprises, Inc. 7.375%	180,500	$ 4,463,765
Kennedy-Wilson, Inc. 7.75% (a)	35,054	878,453
		5,342,218
TOTAL FINANCIALS		141,098,056
TOTAL NONCONVERTIBLE PREFERRED STOCKS		144,039,940
TOTAL PREFERRED STOCKS (Cost $143,662,244)		150,809,016
Corporate Bonds - 25.3%
	Principal Amount
Convertible Bonds - 3.1%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Morgans Hotel Group Co. 2.375% 10/15/14	$ 1,365,000	1,286,513
FINANCIALS - 2.9%
Real Estate Investment Trusts - 2.6%
Annaly Capital Management, Inc. 5% 5/15/15	6,690,000	6,848,888
Ares Commercial Real Estate Corp. 7% 12/15/15 (f)	2,300,000	2,369,000
CapLease, Inc. 7.5% 10/1/27 (f)	4,458,000	4,458,000
Northstar Realty Finance LP 8.875% 6/15/32 (f)	5,000,000	6,512,500
ProLogis LP 2.625% 5/15/38	405,000	407,552
		20,595,940
Real Estate Management & Development - 0.3%
Corporate Office Properties LP 4.25% 4/15/30 (f)	1,940,000	2,006,688
Grubb & Ellis Co. 7.95% 5/1/15 (d)(f)	1,540,000	3,080
		2,009,768
TOTAL FINANCIALS		22,605,708
TOTAL CONVERTIBLE BONDS		23,892,221
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 22.2%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 0.7%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16	$ 440,000	$ 474,100
FelCor Lodging LP 6.75% 6/1/19	1,375,000	1,474,688
Times Square Hotel Trust 8.528% 8/1/26 (f)	2,768,399	3,469,554
		5,418,342
Household Durables - 5.5%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	395,000	416,725
D.R. Horton, Inc. 6.5% 4/15/16	811,000	902,238
KB Home:
5.875% 1/15/15	1,216,000	1,276,800
7.25% 6/15/18	2,110,000	2,336,825
8% 3/15/20	2,395,000	2,766,225
9.1% 9/15/17	3,230,000	3,803,325
Lennar Corp.:
4.125% 12/1/18 (f)	1,220,000	1,220,000
5.6% 5/31/15	1,216,000	1,307,200
6.95% 6/1/18	1,720,000	1,932,850
M/I Homes, Inc. 8.625% 11/15/18	6,764,000	7,440,400
Meritage Homes Corp.:
7% 4/1/22	2,005,000	2,215,525
7.15% 4/15/20	440,000	487,300
Ryland Group, Inc.:
6.625% 5/1/20	445,000	500,625
8.4% 5/15/17	1,446,000	1,724,355
Standard Pacific Corp.:
8.375% 5/15/18	8,047,000	9,495,460
10.75% 9/15/16	3,284,000	4,084,475
Toll Brothers Finance Corp. 5.875% 2/15/22	450,000	505,125
William Lyon Homes, Inc. 8.5% 11/15/20 (f)	460,000	495,650
		42,911,103
Multiline Retail - 0.5%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,280,000	1,064,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JC Penney Corp., Inc.: - continued
5.75% 2/15/18	$ 756,000	$ 672,840
Sears Holdings Corp. 6.625% 10/15/18	2,053,000	1,945,218
		3,682,058
TOTAL CONSUMER DISCRETIONARY		52,011,503
FINANCIALS - 13.7%
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,172,000	2,256,165
8% 1/15/18	1,795,000	1,922,894
		4,179,059
Real Estate Investment Trusts - 9.2%
Camden Property Trust 5% 6/15/15	1,135,000	1,229,332
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15	917,000	1,031,616
6.25% 6/15/14	949,000	1,011,380
CubeSmart LP 4.8% 7/15/22	1,000,000	1,090,545
Developers Diversified Realty Corp.:
7.5% 7/15/18	2,407,000	2,963,494
9.625% 3/15/16	2,254,000	2,761,835
Duke Realty LP 6.25% 5/15/13	608,000	617,238
Equity One, Inc.:
5.375% 10/15/15	405,000	443,375
6% 9/15/16	811,000	918,785
6.25% 1/15/17	811,000	922,551
Health Care Property Investors, Inc.:
6% 6/15/14	660,000	702,093
6% 3/1/15	1,216,000	1,328,319
6.3% 9/15/16	3,850,000	4,467,074
7.072% 6/8/15	405,000	452,164
Health Care REIT, Inc. 4.125% 4/1/19	1,000,000	1,080,139
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	811,000	845,895
6.5% 1/17/17	506,000	577,350
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	379,007
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP: - continued
5.85% 3/15/17	$ 2,593,000	$ 2,916,041
Hospitality Properties Trust:
5% 8/15/22	823,000	873,116
5.625% 3/15/17	1,248,000	1,375,758
6.7% 1/15/18	811,000	930,930
7.875% 8/15/14	405,000	431,197
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,397,416
iStar Financial, Inc.:
5.85% 3/15/17	825,000	829,125
5.875% 3/15/16	8,610,000	8,739,150
5.95% 10/15/13	3,833,000	3,914,451
6.05% 4/15/15	2,887,000	2,915,870
7.125% 2/15/18	1,010,000	1,042,825
9% 6/1/17	2,430,000	2,697,300
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	890,000	956,750
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,945,868
Nationwide Health Properties, Inc.:
6% 5/20/15	1,540,000	1,710,721
6.25% 2/1/13	1,621,000	1,621,000
Omega Healthcare Investors, Inc. 7.5% 2/15/20	811,000	890,073
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14	1,378,000	1,470,567
Potlatch Corp. 7.5% 11/1/19	811,000	916,430
ProLogis LP 7.625% 7/1/17	1,268,000	1,475,721
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	989,501
Senior Housing Properties Trust:
6.75% 4/15/20	576,000	657,321
6.75% 12/15/21	2,000,000	2,298,074
UDR, Inc. 5.5% 4/1/14	1,000,000	1,049,680
United Dominion Realty Trust, Inc.:
5.25% 1/15/15	405,000	435,550
5.25% 1/15/16	811,000	894,468
		71,197,095
Real Estate Management & Development - 3.9%
AMB Property LP 5.9% 8/15/13	486,000	497,598
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.4% 11/1/14	$ 1,216,000	$ 1,298,416
6% 4/1/16	811,000	910,123
7.5% 5/15/15	405,000	457,171
CB Richard Ellis Services, Inc. 11.625% 6/15/17	811,000	883,990
Colonial Properties Trust:
6.15% 4/15/13	1,013,000	1,022,364
6.25% 6/15/14	1,293,000	1,372,551
Colonial Realty LP 6.05% 9/1/16	1,216,000	1,360,232
First Industrial LP 5.75% 1/15/16	811,000	861,520
Forest City Enterprises, Inc.:
6.5% 2/1/17	6,171,000	5,924,160
7.625% 6/1/15	2,583,000	2,570,085
Host Hotels & Resorts LP 6% 10/1/21	485,000	554,719
Kennedy-Wilson, Inc.:
8.75% 4/1/19	1,110,000	1,173,825
8.75% 4/1/19 (f)	1,890,000	2,003,400
Realogy Corp.:
7.875% 2/15/19 (f)	1,450,000	1,598,625
9% 1/15/20 (f)	560,000	652,400
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,548,480
5.875% 6/15/17	486,000	558,102
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	2,035,000	2,187,625
Ventas Realty LP 4% 4/30/19	597,000	640,963
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (f)	325,000	331,500
		30,407,849
TOTAL FINANCIALS		105,784,003
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	1,835,000	1,968,038
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Health Management Associates, Inc. 7.375% 1/15/20	$ 385,000	$ 419,650
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	8,507,000	9,102,490
		9,522,140
TOTAL HEALTH CARE		11,490,178
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (f)	785,000	810,513
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,793,512
TOTAL NONCONVERTIBLE BONDS		171,889,709
TOTAL CORPORATE BONDS (Cost $179,048,881)		195,781,930
Asset-Backed Securities - 5.0%

Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5647% 3/23/19 (f)(h)	1,133,381	1,116,947
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)	1,777,946	1,791,458
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.555% 1/20/37 (f)(h)	678,781	639,751
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (f)(h)	2,885,473	2,553,644
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,021,937
Series 2002-2 Class M2, 9.163% 3/1/33	2,026,000	1,830,697
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)	622,297	622,565
Class B2, 1.66% 12/28/35 (f)(h)	614,043	595,622
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,627,000	1,566,681
Asset-Backed Securities - continued
	Principal Amount	Value
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	$ 3,758,413	$ 1,399,991
N-Star Real Estate CDO Ltd. Series 1A Class B1, 1.9865% 8/28/38 (f)(h)	3,574,000	3,359,560
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)	2,570,000	2,595,700
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	276,494	118,854
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.81% 9/25/26 (f)(h)	2,432,000	1,288,960
Series 2006-1A:
Class A1A, 0.57% 9/25/26 (f)(h)	1,599,668	1,519,684
Class A1B, 0.64% 9/25/26 (f)(h)	11,266,000	9,639,190
Class A2A, 0.53% 9/25/26 (f)(h)	1,687,715	1,657,167
Class C 0.84% 9/25/26 (f)(h)	1,010,000	820,625
Class F, 1.46% 9/25/26 (f)(h)	1,824,000	1,404,480
Class G, 1.66% 9/25/26 (f)(h)	1,273,000	954,750
Class H, 1.96% 9/25/26 (f)(h)	3,486,000	2,509,920
TOTAL ASSET-BACKED SECURITIES (Cost $34,392,077)		39,008,183
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3857% 6/15/22 (f)(h)	1,284,572	1,272,887
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (f)(h)	2,605,000	2,897,620
Series 2010-K6 Class B, 5.358% 12/25/46 (f)(h)	811,000	896,974
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)	811,000	848,131
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,196,347)		5,915,612
Commercial Mortgage Securities - 21.5%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43	463,543	466,551
Series 2005-1 Class A3, 4.877% 11/10/42	37,910	37,991
Series 2005-1 Class CJ, 5.196% 11/10/42 (h)	1,175,000	1,257,183
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.509% 11/15/15 (f)(h)	$ 25,918,512	$ 25,945,740
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2057% 3/15/22 (f)(h)	2,132,000	1,268,540
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7057% 8/15/17 (f)(h)	1,010,000	1,078,175
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4516% 3/11/39 (h)	2,432,000	2,460,260
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (f)	1,621,000	1,430,956
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3357% 12/15/20 (f)(h)	1,621,000	1,553,383
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (f)	1,115,663	1,125,704
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (h)	2,000,000	2,132,592
Series 2012-CR1:
Class C, 5.547% 5/15/45	3,000,000	3,384,363
Class D, 5.547% 5/15/45 (f)	1,350,000	1,375,938
Series 2012-CR2 Class D, 4.8582% 8/15/45 (f)(h)	500,000	515,598
Series 2012-LC4:
Class C, 5.6488% 12/10/44 (h)	780,000	893,063
Class D, 5.6488% 12/10/44 (f)(h)	2,830,000	2,915,240
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)	2,260,000	2,316,554
Class F, 4.867% 6/9/28 (f)	3,640,000	3,365,009
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (f)	811,000	861,954
Series 2003-C3 Class D, 4.131% 5/15/38	1,621,000	1,629,872
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5567% 11/10/46 (f)(h)	2,450,000	2,628,666
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31	1,946,000	1,956,501
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2214% 6/10/31 (f)(h)	1,719,657	1,737,089
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (f)(g)	2,460,000	2,559,334
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (h)(i)	4,947,000	785,747
Series K012 Class X3, 2.2878% 1/25/41 (h)(i)	2,846,999	407,004
Series K013 Class X3, 2.7899% 1/25/43 (h)(i)	4,806,000	837,297
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)	4,710,032	4,745,357
Commercial Mortgage Securities - continued
	Principal Amount	Value
GCCFC Commercial Mortgage Trust:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)	$ 811,000	$ 816,585
Series 2005-GG3 Class B, 4.894% 8/10/42 (h)	885,000	892,649
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (h)	826,062	910,856
Series 1999-C1 Class F, 6.02% 5/15/33 (f)	888,841	904,188
Series 1999-C3 Class J, 6.974% 8/15/36	2,204,000	2,348,981
Series 2000-C1 Class K, 7% 3/15/33	144,929	110,263
Series 2003-C3 Class H, 5.7185% 4/10/40 (f)(h)	830,000	810,170
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (f)(h)	2,270,000	2,295,603
Series 2012-GCJ7:
Class C, 5.7222% 5/10/45 (h)	3,500,000	3,912,653
Class D, 5.7222% 5/10/45 (f)(h)	2,500,000	2,602,393
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)	6,300,000	6,347,880
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2273% 12/10/43 (f)(h)	2,000,000	2,075,792
Series 2012-GC6 Class C, 5.6388% 1/10/45 (f)(h)	2,400,000	2,756,691
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (f)(h)	2,779,000	3,264,780
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)	2,620,000	2,760,236
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(h)	1,216,000	1,277,773
Series 2012-CBX Class C, 5.1897% 6/16/45 (h)	1,240,000	1,364,772
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)	729,248	747,964
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	3,760,000	3,940,209
Series 2005-C7 Class AJ, 5.323% 11/15/40	1,240,000	1,334,229
Series 2005-C1 Class E, 4.924% 2/15/40	1,000,000	999,840
Series 2006-C4 Class AJ, 5.8853% 6/15/38 (h)	2,511,000	2,531,861
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1057% 6/15/22 (f)(h)	1,770,000	1,700,880
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5644% 6/25/43 (f)(h)	1,564,000	1,549,921
Series 2011-1 Class B, 5.5644% 6/25/43 (f)(h)	1,897,000	1,985,468
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (f)	2,479,302	2,057,820
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)	$ 1,250,000	$ 1,282,995
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)	400,359	401,112
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	4,114,598
Series 1997-RR Class F, 7.4011% 4/30/39 (f)(h)	242,696	232,988
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,798,687	1,335,144
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,665,425
Series 2011-C1 Class C, 5.2537% 9/15/47 (f)(h)	2,000,000	2,237,780
Series 2011-C2:
Class D, 5.3171% 6/15/44 (f)(h)	1,532,000	1,625,189
Class E, 5.3171% 6/15/44 (f)(h)	1,946,000	1,977,251
Class F, 5.3171% 6/15/44 (f)(h)	1,467,000	1,222,139
Class XB, 0.4644% 6/15/44 (f)(h)(i)	51,641,000	1,859,076
Series 2011-C3 Class C, 5.1844% 7/15/49 (f)(h)	2,000,000	2,222,774
Series 2012-C4 Class D, 5.5263% 3/15/45 (f)(h)	1,640,000	1,762,488
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	1,039,067	1,299,665
RBSCF Trust Series 2010-MB1 Class D, 4.6791% 4/15/24 (f)(h)	2,687,000	2,727,832
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)	2,026,000	2,089,082
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7807% 7/15/24 (f)(h)	1,459,000	1,172,225
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41	1,621,000	1,656,649
Series 2004-C12 Class D, 5.3075% 7/15/41 (h)	1,824,000	1,845,111
Series 2004-C14 Class B, 5.17% 8/15/41	2,708,000	2,843,300
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	2,100,000	2,367,145
Class D, 5.5486% 3/15/44 (f)(h)	1,000,000	1,060,933
Series 2011-C5 Class C, 5.6365% 11/15/44 (f)(h)	1,250,000	1,436,134
Series 2012-C7 Class D, 4.8502% 6/15/45 (f)(h)	620,000	644,300
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $150,401,516)		167,053,453
Floating Rate Loans - 7.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.9%
Hotels, Restaurants & Leisure - 3.7%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 2,000,000	$ 2,050,000
Hilton Hotels Corp.:
Tranche C, term loan 3.706% 11/12/15 (h)	15,000,000	14,756,250
Tranche D, term loan 3.956% 11/12/15 (h)	12,500,000	12,296,875
		29,103,125
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (h)	1,360,000	1,383,800
TOTAL CONSUMER DISCRETIONARY		30,486,925
FINANCIALS - 2.6%
Diversified Financial Services - 1.1%
Blackstone REL 10% 10/1/2017	7,500,000	7,837,500
Pilot Travel Centers LLC Tranche B 2LN, term loan 4.25% 8/7/19 (h)	189,525	192,368
		8,029,868
Real Estate Investment Trusts - 0.5%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/15/17 (h)	3,762,536	3,828,381
Real Estate Management & Development - 1.0%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7047% 9/4/19 (h)	1,017,639	1,022,727
EOP Operating LP term loan 5.25% 2/5/13 (h)	1,700,000	1,718,190
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (h)	2,198,000	2,005,919
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (h)	196,790	191,870
Credit-Linked Deposit 4.4587% 10/10/16 (h)	166,322	167,569
term loan 4.4557% 10/10/16 (h)	2,545,171	2,564,260
		7,670,535
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (h)	215,000	217,688
TOTAL FINANCIALS		19,746,472
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (h)	$ 393,006	$ 395,953
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (h)	495,000	499,950
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (h)	3,193,969	3,217,923
		4,113,826
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	3,607,227	3,453,920
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	1,986,017	1,993,564
TOTAL FLOATING RATE LOANS (Cost $57,812,850)		59,794,707
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	30,854,282	30,854,282
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	584,500	584,500
TOTAL MONEY MARKET FUNDS (Cost $31,438,782)		31,438,782
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $701,199,669)		778,621,430
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,655,750)
NET ASSETS - 100%		$ 774,965,680
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,839,189 or 24.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,909
Fidelity Securities Lending Cash Central Fund	4,865
Total	$ 27,774
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,511,693	$ 4,511,693	$ -	$ -
Financials	263,500,834	253,480,001	10,020,833	-
Health Care	11,025,593	11,025,593	-	-
Industrials	590,643	590,643	-	-
Corporate Bonds	195,781,930	-	195,781,930	-
Asset-Backed Securities	39,008,183	-	31,834,736	7,173,447
Collateralized Mortgage Obligations	5,915,612	-	5,915,612	-
Commercial Mortgage Securities	167,053,453	-	158,891,584	8,161,869
Floating Rate Loans	59,794,707	-	48,189,017	11,605,690
Money Market Funds	31,438,782	31,438,782	-	-
Total Investments in Securities:	$ 778,621,430	$ 301,046,712	$ 450,633,712	$ 26,941,006
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Asset-Backed Securities
Beginning Balance	$ 15,625,880
Total Realized Gain (Loss)	749,363
Total Unrealized Gain (Loss)	(335,119)
Cost of Purchases	-
Proceeds of Sales	(3,539,660)
Amortization/Accretion	14,047
Transfers in to Level 3	2,518,600
Transfers out of Level 3	(7,859,664)
Ending Balance	$ 7,173,447
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ (307,699)
Commercial Mortgage Securities
Beginning Balance	$ 19,153,838
Total Realized Gain (Loss)	984,559
Total Unrealized Gain (Loss)	(288,435)
Cost of Purchases	-
Proceeds of Sales	(4,967,910)
Amortization/Accretion	245,733
Transfers in to Level 3	-
Transfers out of Level 3	(6,965,916)
Ending Balance	$ 8,161,869
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 193,012
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	407,714
Cost of Purchases	11,199,811
Proceeds of Sales	(58,492)
Amortization/Accretion	56,657
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 11,605,690
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 407,714
Other Investments in Securities
Beginning Balance	$ 3,470,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(1,090,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(2,380,000)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.3%
AAA,AA,A	8.2%
BBB	14.8%
BB	6.7%
B	12.9%
CCC,CC,C	3.1%
D	0.2%
Not Rated	14.1%
Equities	36.1%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $554,440) - See accompanying schedule: Unaffiliated issuers (cost $669,760,887)	$ 747,182,648
Fidelity Central Funds (cost $31,438,782)	31,438,782
Total Investments (cost $701,199,669)		$ 778,621,430
Cash		28,103
Receivable for investments sold		155,587
Receivable for fund shares sold		18,927
Dividends receivable		470,409
Interest receivable		4,402,931
Distributions receivable from Fidelity Central Funds		3,920
Prepaid expenses		2,833
Other receivables		2,789
Total assets		783,706,929

Liabilities
Payable for investments purchased Regular delivery	$ 3,225,626
Delayed delivery	4,316,331
Payable for fund shares redeemed	126,151
Accrued management fee	357,039
Other affiliated payables	91,306
Other payables and accrued expenses	40,296
Collateral on securities loaned, at value	584,500
Total liabilities		8,741,249

Net Assets		$ 774,965,680
Net Assets consist of:
Paid in capital		$ 690,930,269
Undistributed net investment income		3,396,614
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,217,031
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		77,421,766
Net Assets		$ 774,965,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Series Real Estate Income: Net Asset Value, offering price and redemption price per share ($419,840,907 ÷ 36,796,828 shares)	$ 11.41

Class F: Net Asset Value, offering price and redemption price per share ($355,124,773 ÷ 31,119,247 shares)	$ 11.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 6,821,887
Interest		18,186,152
Income from Fidelity Central Funds		27,774
Total income		25,035,813

Expenses
Management fee	$ 2,080,020
Transfer agent fees	380,483
Accounting and security lending fees	167,215
Custodian fees and expenses	6,707
Independent trustees' compensation	2,432
Audit	36,021
Legal	1,795
Miscellaneous	2,033
Total expenses before reductions	2,676,706
Expense reductions	(6,873)	2,669,833
Net investment income (loss)		22,365,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,199,199
Foreign currency transactions	21
Total net realized gain (loss)		8,199,220
Change in net unrealized appreciation (depreciation) on: Investment securities	27,700,835
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		27,700,836
Net gain (loss)		35,900,056
Net increase (decrease) in net assets resulting from operations		$ 58,266,036

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	For the period October 20, 2011 (commencement of operations) to July 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,365,980	$ 26,921,648
Net realized gain (loss)	8,199,220	5,969,627
Change in net unrealized appreciation (depreciation)	27,700,836	49,720,930
Net increase (decrease) in net assets resulting from operations	58,266,036	82,612,205
Distributions to shareholders from net investment income	(27,108,524)	(18,782,490)
Distributions to shareholders from net realized gain	(10,435,441)	(516,375)
Total distributions	(37,543,965)	(19,298,865)
Share transactions - net increase (decrease)	51,238,269	639,692,000
Total increase (decrease) in net assets	71,960,340	703,005,340

Net Assets
Beginning of period	703,005,340	-
End of period (including undistributed net investment income of $3,396,614 and undistributed net investment income of $8,139,158, respectively)	$ 774,965,680	$ 703,005,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Real Estate Income

	Six months ended January 31, 2013	Period ended July 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.33	.47
Net realized and unrealized gain (loss)	.55	.97
Total from investment operations	.88	1.44
Distributions from net investment income	(.41)	(.33)
Distributions from net realized gain	(.16)	(.01)
Total distributions	(.57)	(.34)
Net asset value, end of period	$ 11.41	$ 11.10
Total Return B, C	8.10%	14.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.80% A
Expenses net of fee waivers, if any	.79% A	.80% A
Expenses net of all reductions	.79% A	.80% A
Net investment income (loss)	5.91% A	5.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 419,841	$ 416,151
Portfolio turnover rate F	22% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2013	Period ended July 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.34	.48
Net realized and unrealized gain (loss)	.54	.98
Total from investment operations	.88	1.46
Distributions from net investment income	(.42)	(.34)
Distributions from net realized gain	(.16)	(.01)
Total distributions	(.58)	(.35)
Net asset value, end of period	$ 11.41	$ 11.11
Total Return B, C	8.12% A	14.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.62% A
Expenses net of fee waivers, if any	.61% A	.62% A
Expenses net of all reductions	.61% A	.62% A
Net investment income (loss)	6.09% A	5.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 355,125	$ 286,854
Portfolio turnover rate F	22% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Income shares and Class F shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or brokers are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/13	Valuation Technique (s)	Unobservable Input (s)	Range	Weighted Average
Asset-Backed Securities	$ 622,564	Discounted cash flow	Yield	5.8%	5.8%
Floating Rate Loans	$ 9,887,500	Discounted cash flow	Yield Internal rate of return	9.5% 9.2%	9.5% 9.2%

For the unobservable inputs listed in the table above, a significant increase in yields or internal rates of return could result in a significant decrease to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 79,608,649
Gross unrealized depreciation	(2,158,383)
Net unrealized appreciation (depreciation) on securities and other investments	$ 77,450,266

Tax cost	$ 701,171,164

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $108,006,402 and $79,292,615, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Income, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Real Estate Income	$ 380,483.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,001 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $901 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,865. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,822 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,051.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Period ended July 31, 2012 A
From net investment income
Series Real Estate Income	$ 15,722,961	$ 12,027,607
Class F	11,385,563	6,754,883
Total	$ 27,108,524	$ 18,782,490
From net realized gain
Series Real Estate Income	$ 6,141,225	$ 360,160
Class F	4,294,216	156,215
Total	$ 10,435,441	$ 516,375

A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Period ended July 31, 2012 A	Six months ended January 31, 2013	Period ended July 31, 2012 A
Series Real Estate Income
Shares sold	5,839,095	37,244,380 B	$ 66,221,494	$ 373,024,203 B
Reinvestment of distributions	1,974,119	1,190,173	21,864,186	12,387,767
Shares redeemed	(8,496,694)	(954,245)	(96,547,856)	(9,701,976)
Net increase (decrease)	(683,480)	37,480,308	$ (8,462,176)	$ 375,709,994
Class F
Shares sold	6,490,392	25,373,246 B	$ 73,670,694	$ 259,200,242 B
Reinvestment of distributions	1,415,142	661,737	15,679,779	6,911,098
Shares redeemed	(2,612,171)	(209,099)	(29,650,028)	(2,129,334)
Net increase (decrease)	5,293,363	25,825,884	$ 59,700,445	$ 263,982,006

A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

B Amount includes in-kind exchanges

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

SRE-SANN-0313
1.924313.101

Fidelity®

Real Estate Income

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.09%
Actual		$ 1,000.00	$ 1,084.60	$ 5.73
Hypothetical A		$ 1,000.00	$ 1,019.71	$ 5.55
Class T	1.09%
Actual		$ 1,000.00	$ 1,084.30	$ 5.73
Hypothetical A		$ 1,000.00	$ 1,019.71	$ 5.55
Class C	1.83%
Actual		$ 1,000.00	$ 1,081.10	$ 9.60
Hypothetical A		$ 1,000.00	$ 1,015.98	$ 9.30
Real Estate Income	.85%
Actual		$ 1,000.00	$ 1,086.40	$ 4.47
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,086.10	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 4.13
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Financial, Inc.	2.0	1.7
Equity Lifestyle Properties, Inc.	1.8	1.8
Ventas, Inc.	1.7	1.9
Acadia Realty Trust (SBI)	1.4	1.5
Lexington Corporate Properties Trust	0.9	0.9
	7.8
Top 5 Bonds as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.509% 11/15/15	2.9	4.2
Hilton Hotels Corp. term loan 4.456% 11/12/15	1.0	0.5
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1.0	0.8
Annaly Capital Management, Inc. 5% 5/15/15	1.0	1.3
iStar Financial, Inc. 5.875% 3/15/16	1.0	1.2
	6.9
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	12.7	11.9
REITs - Management/Investment	8.2	6.8
REITs - Health Care Facilities	6.5	6.0
REITs - Shopping Centers	6.1	6.5
REITs - Industrial Buildings	4.2	3.5
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Common Stocks 26.1%		Common Stocks 23.1%
	Preferred Stocks 13.5%		Preferred Stocks 13.3%
	Bonds 39.9%		Bonds 48.6%
	Convertible Securities 3.5%		Convertible Securities 4.0%
	Other Investments 8.6%		Other Investments 4.9%
	Short-Term Investments and Net Other Assets (Liabilities) 8.4%		Short-Term Investments and Net Other Assets (Liabilities) 6.1%
* Foreign investments	3.8%	** Foreign investments	4.9%

Semiannual Report

Investments January 31, 2013

Showing Percentage of Net Assets

Common Stocks - 26.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp. Class A (a)	178,800	$ 7,164,516
Household Durables - 0.6%
NVR, Inc. (a)	6,700	6,898,722
Standard Pacific Corp. (a)(f)	844,895	7,012,629
Stanley Martin Communities LLC Class B (a)	4,620	4,095,491
Toll Brothers, Inc. (a)	82,100	3,074,645
		21,081,487
TOTAL CONSUMER DISCRETIONARY		28,246,003
FINANCIALS - 24.0%
Real Estate Investment Trusts - 23.2%
Acadia Realty Trust (SBI)	1,968,249	51,450,029
AG Mortgage Investment Trust, Inc.	222,700	5,656,580
American Campus Communities, Inc.	215,300	10,026,521
American Residential Properties, Inc. (g)	574,941	12,504,967
American Tower Corp.	246,800	18,793,820
AmREIT, Inc.	200,000	3,518,000
Anworth Mortgage Asset Corp.	1,120,710	7,015,645
Apartment Investment & Management Co. Class A	747,600	20,394,528
Arbor Realty Trust, Inc.	1,002,999	7,151,383
Associated Estates Realty Corp.	309,400	4,996,810
AvalonBay Communities, Inc.	91,100	11,823,869
Canadian (REIT)	131,600	5,922,924
CapLease, Inc.	2,686,300	15,553,677
CBL & Associates Properties, Inc.	1,500,573	32,247,314
Cedar Shopping Centers, Inc.	921,410	5,076,969
Chartwell Retirement Residence	459,700	5,000,747
Chartwell Retirement Residence (g)	78,500	853,945
Chesapeake Lodging Trust	410,800	8,770,580
CommonWealth REIT	598,700	9,842,628
Cys Investments, Inc. (f)	878,839	11,424,907
DCT Industrial Trust, Inc.	1,235,100	8,719,806
DiamondRock Hospitality Co.	483,300	4,407,696
Douglas Emmett, Inc.	729,500	17,011,940
Dynex Capital, Inc.	1,858,043	18,784,815
EastGroup Properties, Inc.	89,600	5,021,184
Education Realty Trust, Inc.	402,600	4,327,950
Equity Lifestyle Properties, Inc.	913,630	65,415,908
Equity Residential (SBI)	109,200	6,048,588
Excel Trust, Inc.	1,278,928	16,088,914
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust	1,004,415	$ 13,760,486
Glimcher Realty Trust	1,318,000	14,656,160
H&R REIT/H&R Finance Trust	284,100	6,736,480
Hatteras Financial Corp.	185,000	5,009,800
HCP, Inc.	168,300	7,807,437
Highwoods Properties, Inc. (SBI)	157,800	5,680,800
Lexington Corporate Properties Trust	2,998,982	32,988,802
LTC Properties, Inc.	442,113	16,464,288
MFA Financial, Inc.	7,812,493	70,234,312
Mid-America Apartment Communities, Inc.	152,400	9,962,388
Monmouth Real Estate Investment Corp. Class A	249,773	2,712,535
National Retail Properties, Inc.	195,700	6,266,314
Newcastle Investment Corp.	2,437,400	25,568,326
NorthStar Realty Finance Corp.	811,200	6,327,360
Parkway Properties, Inc.	33,908	537,103
Piedmont Office Realty Trust, Inc. Class A	135,800	2,625,014
Prologis, Inc.	732,787	29,238,201
RAIT Financial Trust (f)	348,852	2,403,590
Rayonier, Inc.	187,300	10,084,232
Retail Properties America, Inc.	789,650	10,218,071
Select Income (REIT)	333,500	8,394,195
Senior Housing Properties Trust (SBI)	730,500	17,597,745
Simon Property Group, Inc.	26,000	4,164,680
Stag Industrial, Inc.	1,040,269	20,514,105
Summit Hotel Properties, Inc.	692,000	6,359,480
Terreno Realty Corp.	413,064	6,898,169
Two Harbors Investment Corp.	774,180	9,615,316
Ventas, Inc.	898,146	59,538,098
Washington (REIT) (SBI)	347,800	9,905,344
Whitestone REIT Class B (f)	183,267	2,602,391
WP Carey, Inc.	173,600	9,744,168
		828,468,034
Real Estate Management & Development - 0.4%
Altisource Residential Corp. Class B (a)	45,350	816,300
Brookfield Asset Management, Inc. Class A (f)	171,900	6,344,134
Kennedy-Wilson Holdings, Inc.	425,221	6,374,063
		13,534,497
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Home Loan Servicing Solutions Ltd.	693,200	$ 15,070,168
TOTAL FINANCIALS		857,072,699
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Brookdale Senior Living, Inc. (a)	909,000	24,552,090
Capital Senior Living Corp. (a)	96,850	2,056,126
Emeritus Corp. (a)	405,393	10,978,042
		37,586,258
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
CyrusOne, Inc.	122,600	2,595,442
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	126,900	8,839,854
TOTAL COMMON STOCKS (Cost $750,722,840)		934,340,256
Preferred Stocks - 14.7%

Convertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,565,000
CommonWealth REIT 6.50%	396,216	9,263,530
Excel Trust, Inc. 7.00% (g)	248,200	6,236,025
Health Care REIT, Inc. Series I, 6.50%	46,800	2,742,190
Lexington Corporate Properties Trust Series C, 6.50%	380,921	18,436,576
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,296,800
		41,540,121
Nonconvertible Preferred Stocks - 13.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	163,225	4,279,760
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	36,700	$ 878,598
TOTAL CONSUMER DISCRETIONARY		5,158,358
FINANCIALS - 13.4%
Real Estate Investment Trusts - 12.8%
AG Mortgage Investment Trust, Inc. 8.00% (a)	324,817	8,169,148
American Capital Agency Corp. 8.00%	200,000	5,186,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,506,051
Series C, 7.625%	77,837	1,965,384
Series D, 7.50%	213,116	5,338,556
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,007,032
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	235,101	6,251,336
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,979,107
Arbor Realty Trust, Inc. Series A, 8.25% (a)	189,089	4,727,225
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	27,000	689,310
Series E, 9.00%	85,751	2,316,992
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,645,529
CapLease, Inc.:
Series A, 8.125%	132,510	3,359,129
Series B, 8.375%	439,766	11,724,162
Series C, 7.25% (a)	210,000	5,283,600
CBL & Associates Properties, Inc.:
7.375%	289,876	7,310,673
Series E, 6.625%	95,000	2,400,650
Cedar Shopping Centers, Inc.:
8.875%	65,983	1,697,743
Series B, 7.25%	222,628	5,454,386
CenterPoint Properties Trust Series D, 5.377%	3,575	2,073,500
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,270,792
Colony Financial, Inc. Series A, 8.50%	282,171	7,435,206
CommonWealth REIT 7.50%	93,300	2,007,816
Coresite Realty Corp. Series A, 7.25% (a)	258,224	6,551,143
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust:
Series J, 7.625%	98,523	$ 2,499,529
Series L, 7.375%	80,000	2,078,400
Cousins Properties, Inc. Series A, 7.75%	245,420	6,145,317
CubeSmart Series A, 7.75%	40,000	1,072,000
Cys Investments, Inc. Series A, 7.75%	117,824	2,964,452
DDR Corp. Series J, 6.50%	237,721	5,919,253
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	1,071,200
Series F, 6.625%	40,000	1,060,000
Duke Realty LP:
8.375%	128,517	3,251,480
Series L, 6.60%	10,666	271,130
Dynex Capital, Inc. Series A, 8.50%	362,932	9,526,965
Equity Lifestyle Properties, Inc. Series C, 6.75%	800,000	20,576,000
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,071,600
Excel Trust, Inc. Series B, 8.125%	400,000	10,424,000
First Potomac Realty Trust 7.75%	415,296	10,839,226
Gladstone Commercial Corp. Series C, 7.125%	232,238	6,073,024
Glimcher Realty Trust:
Series G, 8.125%	193,186	4,887,606
Series H, 7.50%	198,527	5,108,100
Hatteras Financial Corp. Series A, 7.625%	104,668	2,621,933
Health Care REIT, Inc. Series J, 6.50%	20,000	526,000
Hersha Hospitality Trust:
Series A, 8.00%	66,551	1,683,740
Series B, 8.00%	162,538	4,242,242
Hospitality Properties Trust:
Series C, 7.00%	109,236	2,740,731
Series D, 7.125%	40,800	1,091,400
Hudson Pacific Properties, Inc. 8.375%	394,069	10,482,235
Inland Real Estate Corp. Series A, 8.125%	423,500	11,277,805
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,861,886
Investors Real Estate Trust Series B, 7.95%	126,572	3,292,138
iStar Financial, Inc.:
Series E, 7.875%	70,000	1,677,200
Series F, 7.80%	2,500	59,175
Kilroy Realty Corp. Series G, 6.875%	40,000	1,035,200
Kite Realty Group Trust 8.25%	96,100	2,508,210
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties:
Series G, 7.25%	114,485	$ 2,904,484
Series H, 7.50%	126,308	3,251,168
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,725,500
Series B, 7.625% (a)	31,240	593,560
Lexington Realty Trust 7.55%	23,800	599,998
MFA Financial, Inc.:
8.00%	538,930	13,920,562
Series A, 8.50%	485,381	12,716,982
Monmouth Real Estate Investment Corp.:
7.625%	80,000	2,064,800
Series B, 7.875%	95,000	2,508,000
National Retail Properties, Inc. Series D, 6.625%	62,437	1,631,479
Newcastle Investment Corp. Series B, 9.75%	34,530	891,219
NorthStar Realty Finance Corp.:
Series B, 8.25%	50,000	1,245,000
Series C, 8.875%	275,338	6,990,832
Parkway Properties, Inc. Series D, 8.00%	342,382	8,686,231
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,623,640
Series B, 8.00%	185,085	4,876,990
Pennsylvania (REIT) 7.375%	76,510	1,947,180
Prologis, Inc.:
Series Q, 8.54%	94,446	6,050,447
Series R, 6.75%	75,000	1,888,500
PS Business Parks, Inc.:
6.875%	50,000	1,332,500
Series S, 6.45%	70,536	1,839,579
Regency Centers Corp. Series 6, 6.625%	62,261	1,636,842
Retail Properties America, Inc. 7.00% (a)	194,782	4,859,811
Saul Centers, Inc.:
8.00%	93,700	2,349,059
Series B (depositary shares) 9.00%	118,550	2,994,573
Series C, 6.875% (a)	315,478	7,886,950
Stag Industrial, Inc. Series A, 9.00%	280,000	7,702,800
Strategic Hotel & Resorts, Inc. Series A, 8.50%	92,323	2,309,921
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,775,299
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Summit Hotel Properties, Inc.: - continued
Series B, 7.875% (a)	190,173	$ 4,944,498
Sun Communities, Inc. Series A, 7.125%	360,000	9,039,600
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	417,039	10,546,916
Series D, 8.00%	60,362	1,593,557
Terreno Realty Corp. Series A 7.75%	165,690	4,331,137
UMH Properties, Inc. Series A, 8.25%	600,000	15,834,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	5,565,000
Vornado Realty Trust 6.75%	20,000	504,000
Weingarten Realty Investors (SBI) Series F, 6.50%	116,230	2,935,970
Winthrop Realty Trust:
7.75%	540,000	13,905,000
Series D, 9.25%	65,000	1,794,000
		456,087,255
Real Estate Management & Development - 0.6%
Forest City Enterprises, Inc. 7.375%	657,000	16,247,610
Kennedy-Wilson, Inc. 7.75% (a)	141,574	3,547,844
Vornado Realty LP 7.875%	54,682	1,490,631
		21,286,085
TOTAL FINANCIALS		477,373,340
TOTAL NONCONVERTIBLE PREFERRED STOCKS		482,531,698
TOTAL PREFERRED STOCKS (Cost $505,456,488)		524,071,819
Corporate Bonds - 22.2%
		Principal Amount (e)
Convertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,250,675
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - 2.2%
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc. 5% 5/15/15		$ 34,396,000	$ 35,212,905
Ares Commercial Real Estate Corp. 7% 12/15/15 (g)		9,700,000	9,991,000
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,180,000
Northstar Realty Finance LP 8.875% 6/15/32 (g)		11,500,000	14,978,750
ProLogis LP 2.625% 5/15/38		1,500,000	1,509,450
			66,872,105
Real Estate Management & Development - 0.3%
Corporate Office Properties LP 4.25% 4/15/30 (g)		9,460,000	9,785,188
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		5,500,000	11,000
			9,796,188
TOTAL FINANCIALS			76,668,293
TOTAL CONVERTIBLE BONDS			80,918,968
Nonconvertible Bonds - 19.9%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 0.7%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16		3,505,000	3,776,638
FelCor Lodging LP:
5.625% 3/1/23 (g)		2,000,000	2,017,400
6.75% 6/1/19		5,875,000	6,300,938
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,921,000
Times Square Hotel Trust 8.528% 8/1/26 (g)		8,884,663	11,134,891
			25,150,867
Household Durables - 5.6%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)		1,615,000	1,703,825
D.R. Horton, Inc. 4.75% 5/15/17		2,000,000	2,147,500
KB Home:
5.875% 1/15/15		7,000,000	7,350,000
7.25% 6/15/18		7,420,000	8,217,650
8% 3/15/20		8,465,000	9,777,075
9.1% 9/15/17		17,595,000	20,718,113
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.:
4.125% 12/1/18 (g)		$ 5,520,000	$ 5,520,000
5.6% 5/31/15		6,000,000	6,450,000
6.5% 4/15/16		4,000,000	4,440,000
6.95% 6/1/18		14,280,000	16,047,150
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,660,500
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,315,125
7.15% 4/15/20		7,060,000	7,818,950
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,749,375
8.4% 5/15/17		5,420,000	6,463,350
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,350,000
8.375% 5/15/18		28,983,000	34,199,940
10.75% 9/15/16		8,415,000	10,466,156
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,739,875
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		11,130,000	11,992,575
			198,127,159
Multiline Retail - 0.4%
JC Penney Corp., Inc.:
5.65% 6/1/20		4,720,000	3,923,500
5.75% 2/15/18		2,845,000	2,532,050
Sears Holdings Corp. 6.625% 10/15/18		9,820,000	9,304,450
			15,760,000
TOTAL CONSUMER DISCRETIONARY			239,038,026
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		907,635	1,036,973
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		3,960,000	4,227,300
			5,264,273
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 11.4%
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 10,820,000	$ 11,239,275
8% 1/15/18		5,240,000	5,613,350
			16,852,625
Real Estate Investment Trusts - 7.6%
Camden Property Trust 5% 6/15/15		1,100,000	1,191,423
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,841,725
6.25% 6/15/14		7,355,000	7,838,459
CubeSmart LP 4.8% 7/15/22		2,000,000	2,181,090
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,336,284
7.5% 4/1/17		6,000,000	7,168,704
7.5% 7/15/18		8,756,000	10,780,370
7.875% 9/1/20		4,637,000	5,893,548
9.625% 3/15/16		3,836,000	4,700,266
Duke Realty LP 6.25% 5/15/13		750,000	761,396
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,831,632
6.25% 1/15/17		3,000,000	3,412,644
Equity Residential 5.125% 3/15/16		7,201,000	8,041,796
Health Care Property Investors, Inc.:
6% 6/15/14		2,340,000	2,489,238
6% 3/1/15		1,000,000	1,092,368
7.072% 6/8/15		1,500,000	1,674,683
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,142,388
4.125% 4/1/19		2,000,000	2,160,278
6% 11/15/13		1,000,000	1,039,359
6.2% 6/1/16		2,750,000	3,142,827
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		5,084,000	5,302,749
5.75% 1/15/21		3,095,000	3,453,082
6.5% 1/17/17		2,875,000	3,280,395
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,549,781
5.85% 3/15/17		2,800,000	3,148,830
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5% 8/15/22		$ 3,177,000	$ 3,370,460
5.625% 3/15/17		915,000	1,008,669
7.875% 8/15/14		1,000,000	1,064,685
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,169,824
6.25% 8/15/16		9,675,000	10,636,250
6.25% 6/15/17		1,055,000	1,162,443
6.65% 1/15/18		3,000,000	3,416,661
iStar Financial, Inc.:
5.85% 3/15/17		3,587,000	3,604,935
5.875% 3/15/16		34,260,000	34,773,900
5.95% 10/15/13		7,330,000	7,485,763
6.05% 4/15/15		14,630,000	14,776,300
7.125% 2/15/18		5,725,000	5,911,063
9% 6/1/17		9,175,000	10,184,250
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,880,750
6.875% 5/1/21		2,000,000	2,200,000
Nationwide Health Properties, Inc.:
6% 5/20/15		5,670,000	6,298,565
6.25% 2/1/13		1,000,000	1,000,000
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,310,638
7.5% 2/15/20		1,000,000	1,097,500
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,867,556
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,130,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,800,332
7.625% 7/1/17		4,690,000	5,458,306
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,440,200
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,192,920
6.75% 4/15/20		13,624,000	15,547,464
6.75% 12/15/21		8,000,000	9,192,296
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	518,963
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.: - continued
5.25% 1/15/15		$ 1,000,000	$ 1,075,432
5.25% 1/15/16		4,000,000	4,411,680
			273,443,120
Real Estate Management & Development - 3.2%
AMB Property LP 5.9% 8/15/13		400,000	409,546
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,118,110
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,207,488
7.5% 5/15/15		1,000,000	1,128,817
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,312,004
11.625% 6/15/17		1,500,000	1,635,000
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,513,866
6.25% 6/15/14		3,094,000	3,284,355
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,796,530
ERP Operating LP 5.25% 9/15/14		4,815,000	5,160,654
Forest City Enterprises, Inc.:
6.5% 2/1/17		17,120,000	16,435,200
7.625% 6/1/15		10,156,000	10,105,220
Host Hotels & Resorts LP:
5.25% 3/15/22		2,000,000	2,180,000
5.875% 6/15/19		2,725,000	2,963,438
Kennedy-Wilson, Inc.:
8.75% 4/1/19		12,700,000	13,430,250
8.75% 4/1/19 (g)		7,710,000	8,172,600
Realogy Corp.:
7.875% 2/15/19 (g)		7,085,000	7,811,213
9% 1/15/20 (g)		1,920,000	2,236,800
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,923,107
5.875% 6/15/17		400,000	459,343
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,676,750
Ventas Realty LP:
3.125% 11/30/15		7,297,000	7,710,638
3.25% 8/15/22		2,000,000	1,952,494
4% 4/30/19		2,262,000	2,428,574
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (g)		$ 2,460,000	$ 2,509,200
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,091,269
			115,652,466
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,052,590	2,532,869
TOTAL FINANCIALS			408,481,080
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		10,410,000	11,164,725
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		33,008,000	35,318,560
TOTAL HEALTH CARE			46,483,285
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		2,235,000	2,254,556
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (g)		3,050,000	3,149,125
TOTAL INDUSTRIALS			5,403,681
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (g)		3,000,000	3,195,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23 (g)		$ 4,000,000	$ 4,160,000
TOTAL NONCONVERTIBLE BONDS			712,025,345
TOTAL CORPORATE BONDS (Cost $731,113,334)			792,944,313
Asset-Backed Securities - 3.0%

Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5647% 3/23/19 (g)(i)		207,807	204,794
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7047% 3/20/50 (g)(i)		2,250,000	103,500
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		2,968,280	2,990,839
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.555% 1/20/37 (g)(i)		729,854	687,887
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,123,639	988,803
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (g)(i)		9,687,044	8,573,034
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	451,801
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		563,441	563,683
Class B2, 1.66% 12/28/35 (g)(i)		565,235	548,278
Class D, 9% 12/28/35 (g)		518,237	347,893
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.81% 6/28/38 (g)(i)		540,919	540,107
Class D, 9% 6/28/38 (g)		1,033,566	744,167
Crest Ltd. Series 2002-IGA Class B, 1.6505% 7/28/35 (g)(i)		26,722	26,749
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	9,147,797
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6765% 11/28/39 (g)(i)		577,107	17,313
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,649,708
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Green Tree Financial Corp.: - continued
Series 1997-3 Class M1, 7.53% 3/15/28		$ 7,352,794	$ 6,256,180
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7037% 6/25/35 (i)(k)		911,599	34,542
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7537% 8/26/30 (g)(i)		735,000	639,450
Class E, 2.2037% 8/26/30 (g)(i)		1,517,957	857,646
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,117,245	416,169
Merit Securities Corp. Series 13 Class M1, 7.888% 12/28/33 (i)		1,923,000	2,075,142
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		899,989	764,991
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (g)		2,757,445	2,822,523
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (g)		2,010,527	2,012,537
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (g)		9,370,000	9,463,700
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9628% 2/5/36 (g)(i)		3,638,732	364
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.81% 9/25/26 (g)(i)		2,000,000	1,060,000
Series 2006-1A:
Class A1A, 0.57% 9/25/26 (g)(i)		14,382,726	13,663,589
Class A1B, 0.64% 9/25/26 (g)(i)		22,506,000	19,256,134
Class A2A, 0.53% 9/25/26 (g)(i)		5,409,203	5,311,296
Class A2B, 0.62% 9/25/26 (g)(i)		1,550,000	1,403,835
Class B, 0.67% 9/25/26 (g)(i)		890,000	734,695
Class C 0.84% 9/25/26 (g)(i)		3,830,000	3,111,875
Class G, 1.66% 9/25/26 (g)(i)		1,270,000	952,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6315% 11/21/40 (g)(i)		9,453,458	8,508,112
Class F, 2.2615% 11/21/40 (g)(i)		250,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $103,710,957)			106,976,633
Collateralized Mortgage Obligations - 0.6%
		Principal Amount (e)	Value
Private Sponsor - 0.6%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3857% 6/15/22 (g)(i)		$ 1,872,974	$ 1,855,937
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		53,650	18,005
Series 2002-R2 Class 2B3, 3.6491% 7/25/33 (g)(i)		202,886	104,372
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		89,474	57,165
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,347,692	236,618
Class B3, 5.5% 11/25/33		126,133	5,642
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(i)		102,838	3,686
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (g)(i)		3,200,000	3,559,456
Series 2010-K6 Class B, 5.358% 12/25/46 (g)(i)		4,500,000	4,977,045
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,445,982
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1577% 7/10/35 (g)(i)		270,755	223,562
Series 2005-A Class B6, 2.2077% 3/10/37 (g)(i)		1,399,369	41,701
Series 2005-B Class B6, 1.8077% 6/10/37 (g)(i)		845,863	6,851
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		33,310	28,961
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7077% 12/10/35 (g)(i)		259,132	131,768
Series 2004-A Class B7, 4.4577% 2/10/36 (g)(i)		291,067	159,621
Series 2004-B Class B7, 4.2077% 2/10/36 (g)(i)		345,619	178,651
TOTAL PRIVATE SPONSOR			19,035,023
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		151,871	81,746
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1891% 2/25/42 (g)(i)		97,767	55,536
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (k)		224,727	63,438
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.194% 6/25/43 (g)(i)		$ 146,486	$ 59,003
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.166% 10/25/42 (g)(i)		63,232	32,642
TOTAL U.S. GOVERNMENT AGENCY			292,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,555,631)			19,327,388
Commercial Mortgage Securities - 16.4%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		4,177,433	4,093,395
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	2,380,245
Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		171,147	171,755
Banc of America Commercial Mortgage Trust:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		598,374	602,256
Series 2005-1 Class CJ, 5.196% 11/10/42 (i)		3,580,000	3,830,396
Series 2005-6 Class AJ, 5.1904% 9/10/47 (i)		5,000,000	5,425,525
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.509% 11/15/15 (g)(i)		104,082,643	104,192,018
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.2557% 3/15/22 (g)(i)		4,691,243	4,339,399
Class K, 2.2057% 3/15/22 (g)(i)		4,190,000	2,493,050
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7057% 8/15/17 (g)(i)		4,900,000	5,230,750
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4516% 3/11/39 (i)		5,700,000	5,766,235
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5729% 4/12/38 (g)(i)		2,520,000	2,558,012
COMM Mortgage Trust Series 2012-CR5 Class D, 4.334% 12/10/45 (g)(i)		2,000,000	1,972,952
COMM pass-thru certificates:
floater Series 2006-FL12:
Class AJ, 0.3357% 12/15/20 (g)(i)		8,000,000	7,666,296
Class B, 0.3757% 12/15/20 (g)(i)		2,990,790	2,854,371
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		4,427,059	4,466,903
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		$ 5,000,000	$ 5,331,480
Series 2012-CR1:
Class C, 5.547% 5/15/45		1,000,000	1,128,121
Class D, 5.547% 5/15/45 (g)		2,050,000	2,089,387
Series 2012-CR2:
Class D, 4.8582% 8/15/45 (g)(i)		4,500,000	4,640,382
Class E, 4.8582% 8/15/45 (g)(i)		6,000,000	5,869,596
Series 2012-LC4:
Class C, 5.6488% 12/10/44 (i)		2,000,000	2,289,906
Class D, 5.6488% 12/10/44 (g)(i)		8,000,000	8,240,960
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (g)		3,690,000	3,782,339
Class F, 4.867% 6/9/28 (g)		11,090,000	10,252,184
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (g)		2,045,086	2,227,011
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		3,000,000	3,188,484
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5567% 11/10/46 (g)(i)		12,490,000	13,400,833
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	1,206,475
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2214% 6/10/31 (g)(i)		2,121,985	2,143,496
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)(h)		10,950,000	11,392,158
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(j)		12,206,096	1,938,731
Series K012 Class X3, 2.2878% 1/25/41 (i)(j)		21,072,886	3,012,559
Series K013 Class X3, 2.7899% 1/25/43 (i)(j)		14,360,000	2,501,785
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,674,290
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		9,462,679	9,533,649
GCCFC Commercial Mortgage Trust sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,013,774
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		942,133	1,038,841
Series 1999-C3 Class J, 6.974% 8/15/36		1,500,000	1,598,671
Series 2000-C1 Class K, 7% 3/15/33		196,574	149,555
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		1,400,000	1,415,791
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1:
Class D, 5.9897% 8/10/43 (g)(i)		$ 4,000,000	$ 4,332,584
Class E, 4% 8/10/43 (g)		3,770,000	2,918,187
Series 2012-GCJ7:
Class C, 5.7222% 5/10/45 (i)		6,500,000	7,266,355
Class D, 5.7222% 5/10/45 (g)(i)		2,000,000	2,081,914
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		9,185,000	9,254,806
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2273% 12/10/43 (g)(i)		3,000,000	3,113,688
Series 2011-GC5:
Class C, 5.308% 8/10/44 (g)(i)		9,000,000	10,070,127
Class D, 5.308% 8/10/44 (g)(i)		4,000,000	4,197,848
Series 2012-GC6 Class C, 5.6388% 1/10/45 (g)(i)		3,600,000	4,135,036
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (g)(i)		2,036,910	38,798
Class X, 0.6341% 10/15/32 (g)(i)(j)		4,757,212	36,629
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		2,681,387	2,686,828
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (g)(i)		3,000,000	3,700,470
Class D, 7.4453% 12/5/27 (g)(i)		9,550,000	11,219,378
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		9,000,000	9,481,727
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (g)(i)		4,500,000	4,728,600
Class XB, 0.9305% 8/5/32 (g)(i)(j)		32,655,000	1,604,516
Series 2012-CBX Class C, 5.1897% 6/16/45 (i)		4,530,000	4,985,821
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP5 Class AJ, 5.3206% 12/15/44 (i)		3,470,000	3,638,847
Series 2011-C5 Class C, 5.3143% 8/15/46 (g)(i)		6,525,375	7,315,402
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (g)		833,006	844,984
Class H, 6% 7/15/31 (g)		1,341,102	706,364
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,453,229	2,516,191
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,096,730
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,937,283
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	8,607,928
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7 Class AM, 5.378% 11/15/38		$ 2,040,000	$ 2,257,123
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,155,159
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	3,999,360
Series 2006-C4:
Class AJ, 5.8853% 6/15/38 (i)		7,005,000	7,063,198
Class AM, 5.8853% 6/15/38 (i)		6,700,000	7,507,196
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1057% 6/15/22 (g)(i)		6,230,000	5,986,712
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5644% 6/25/43 (g)(i)		4,699,000	4,656,700
Series 2011-1 Class B, 5.5644% 6/25/43 (g)(i)		6,165,000	6,452,508
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	571,205
Class G, 4.384% 7/12/37	CAD	355,000	279,554
Class H, 4.384% 7/12/37	CAD	236,000	181,930
Class J, 4.384% 7/12/37	CAD	355,000	267,932
Class K, 4.384% 7/12/37	CAD	355,000	262,349
Class L, 4.384% 7/12/37	CAD	236,000	170,792
Class M, 4.384% 7/12/37	CAD	995,000	634,528
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		710,603	284,241
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6836% 5/12/39 (i)		1,200,000	1,345,502
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (g)		2,394,649	2,155,184
Series 2004-C2 Class A, 5.318% 10/15/40 (g)		9,390,396	7,794,028
Series 2004-C1:
Class D, 6.988% 1/15/37 (g)		306,695	31
Class IO, 9.0255% 1/15/37 (g)(i)(j)		2,622,993	118,035
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (g)		4,630,000	4,752,213
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		262,429	262,922
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,951,899
Series 1997-RR Class F, 7.4011% 4/30/39 (g)(i)		1,139,848	1,094,254
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,638,907	1,958,829
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,074,624
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,622,265
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,479,545
Series 2011-C1 Class C, 5.2537% 9/15/47 (g)(i)		4,000,000	4,475,560
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2:
Class D, 5.3171% 6/15/44 (g)(i)		$ 4,610,000	$ 4,890,417
Class E, 5.3171% 6/15/44 (g)(i)		9,600,000	9,754,166
Class F, 5.3171% 6/15/44 (g)(i)		4,440,000	3,698,906
Class XB, 0.4644% 6/15/44 (g)(i)(j)		63,708,222	2,293,496
Series 2011-C3:
Class C, 5.1844% 7/15/49 (g)(i)		2,000,000	2,222,774
Class D, 5.357% 7/15/49 (g)		7,400,000	7,865,778
Series 2012-C4 Class D, 5.5263% 3/15/45 (g)(i)		6,310,000	6,781,281
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)		459,322	458,771
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,783,011	4,731,790
RBSCF Trust Series 2010-MB1 Class D, 4.6791% 4/15/24 (g)(i)		9,049,000	9,186,509
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (g)(i)		217,865	222,290
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5654% 8/15/39 (i)		2,080,000	2,273,278
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	10,960,976
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7807% 7/15/24 (g)(i)		1,200,000	964,133
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (g)(i)		3,000,000	3,609,783
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		2,540,000	2,897,475
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,043,984
Series 2004-C11:
Class D, 5.389% 1/15/41 (i)		5,177,000	5,141,988
Class E, 5.439% 1/15/41 (i)		3,785,000	3,609,319
Series 2004-C12 Class D, 5.3075% 7/15/41 (i)		2,750,000	2,781,829
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,338,882
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7802% 10/15/45 (g)		9,999,000	9,775,842
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (g)		4,900,000	5,523,339
Class D, 5.5486% 3/15/44 (g)(i)		1,000,000	1,060,933
Class E, 5% 3/15/44 (g)		2,000,000	1,709,712
Series 2012-C7 Class D, 4.8502% 6/15/45 (g)(i)		2,380,000	2,473,282
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2013-C11 Class D, 4.1856% 3/15/45 (g)(h)(i)		$ 3,000,000	$ 2,832,921
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (g)		4,000,000	4,098,140
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $540,351,345)			587,638,429
Floating Rate Loans - 8.6%

CONSUMER DISCRETIONARY - 4.2%
Hotels, Restaurants & Leisure - 4.0%
Extended Stay America, Inc. REL 9.625% 12/1/19		7,000,000	7,175,000
Hilton Hotels Corp.:
term loan 4.456% 11/12/15 (i)		36,321,238	35,731,018
Tranche B, term loan 3.5785% 11/12/15 (i)		12,000,000	11,805,000
Tranche C, term loan 3.706% 11/12/15 (i)		20,000,000	19,675,000
Tranche D, term loan 3.956% 11/12/15 (i)		23,097,902	22,722,561
Tranche E, term loan 4.206% 11/12/15 (i)		30,000,000	29,512,500
Intrawest U.S. Holding, Inc. Tranche 1LN, term loan 7% 12/4/17 (i)		5,000,000	5,031,250
La Quinta:
Tranche A, term loan 1.6% 7/6/14 (i)		5,714,286	6,257,143
Tranche B, term loan 1.6% 7/6/14 (i)		4,285,714	4,692,857
			142,602,329
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)		2,807,250	2,723,033
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)		5,355,000	5,448,713
TOTAL CONSUMER DISCRETIONARY			150,774,075
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,200,000	7,308,000
FINANCIALS - 2.9%
Diversified Financial Services - 0.9%
Blackstone REL 10% 10/1/2017		17,500,000	18,287,500
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (i)		4,713,188	4,783,885
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Pilot Travel Centers LLC: - continued
Tranche B, term loan 3.75% 3/30/18 (i)		$ 6,683,669	$ 6,783,924
SBA Senior Finance, Inc. Tranche B, term loan 3.75% 6/30/18 (i)		2,955,000	2,977,163
			32,832,472
Real Estate Investment Trusts - 0.6%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/15/17 (i)		22,575,217	22,970,284
Real Estate Management & Development - 1.3%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7047% 9/4/19 (i)		5,709,629	5,738,178
CityCenter term loan 8.75% 7/1/13 (i)		4,169,750	4,169,750
EOP Operating LP term loan:
5% 2/5/13 (i)		5,000,000	5,066,000
5.25% 2/5/13 (i)		3,800,000	3,840,660
Equity Inns Reality LLC:
Tranche A, term loan 10.5% 11/4/13 (i)		7,896,223	7,206,181
Tranche B 2LN, term loan 7.55% 11/4/13 (i)		5,000,000	4,950,000
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (i)		433,319	422,486
Credit-Linked Deposit 4.4587% 10/10/16 (i)		919,537	926,434
term loan 4.4557% 10/10/16 (i)		13,066,882	13,164,883
			45,484,572
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (i)		2,035,082	2,035,082
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (i)		1,965,000	1,989,563
			4,024,645
TOTAL FINANCIALS			105,311,973
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (i)		2,903,247	2,925,022
Floating Rate Loans - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (i)		$ 1,980,000	$ 1,999,800
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (i)		10,249,103	10,325,971
			15,250,793
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)		13,397,233	12,827,851
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co.:
Tranche A, term loan 2.71% 1/31/17 (i)		5,000,000	5,006,250
Tranche B, term loan 4% 1/31/19 (i)		8,938,658	8,972,625
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (i)		3,345,000	3,370,088
			17,348,963
TOTAL FLOATING RATE LOANS (Cost $301,003,987)			308,821,655
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)(i)	500,000	25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)(i)	1,220,000	183,000
		208,000
TOTAL PREFERRED SECURITIES (Cost $1,292,230)		208,000
Money Market Funds - 10.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	345,135,204	$ 345,135,204
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,624,900	14,624,900
TOTAL MONEY MARKET FUNDS (Cost $359,760,104)		359,760,104
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,313,966,916)		3,634,088,597
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(59,168,030)
NET ASSETS - 100%		$ 3,574,920,567
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $674,573,937 or 18.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,273,121 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 4,045,277
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 131,602
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 169,353
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7037% 6/25/35	6/3/05	$ 804,218
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 203,960
Fidelity Securities Lending Cash Central Fund	30,199
Total	$ 234,159
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmREIT, Inc.	$ 2,818,000	$ -	$ -	$ 80,000	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,404,361	$ 29,308,870	$ -	$ 4,095,491
Financials	1,375,986,160	1,325,583,972	48,328,664	2,073,524
Health Care	37,586,258	37,586,258	-	-
Industrials	2,595,442	2,595,442	-	-
Telecommunication Services	8,839,854	8,839,854	-	-
Corporate Bonds	792,944,313	-	786,061,444	6,882,869
Asset-Backed Securities	106,976,633	-	80,804,340	26,172,293
Collateralized Mortgage Obligations	19,327,388	-	17,915,933	1,411,455
Commercial Mortgage Securities	587,638,429	-	555,232,850	32,405,579
Floating Rate Loans	308,821,655	-	254,382,745	54,438,910
Preferred Securities	208,000	-	-	208,000
Money Market Funds	359,760,104	359,760,104	-	-
Total Investments in Securities:	$ 3,634,088,597	$ 1,763,674,500	$ 1,742,725,976	$ 127,688,121
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Asset-Backed Securities
Beginning Balance	$ 36,313,723
Total Realized Gain (Loss)	738,175
Total Unrealized Gain (Loss)	1,009,514
Cost of Purchases	67,147
Proceeds of Sales	(6,154,799)
Amortization/Accretion	(80,849)
Transfers in to Level 3	9,182,600
Transfers out of Level 3	(14,903,218)
Ending Balance	$ 26,172,293
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 1,200,983
Commercial Mortgage Securities
Beginning Balance	$ 53,984,005
Total Realized Gain (Loss)	306,049
Total Unrealized Gain (Loss)	1,560,260
Cost of Purchases	118
Proceeds of Sales	(14,351,947)
Amortization/Accretion	394,401
Transfers in to Level 3	1,045,017
Transfers out of Level 3	(10,532,324)
Ending Balance	$ 32,405,579
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 623,749
Floating Rate Loans
Beginning Balance	$ 18,003,477
Total Realized Gain (Loss)	265,546
Total Unrealized Gain (Loss)	1,538,519
Cost of Purchases	44,099,578
Proceeds of Sales	(14,260,414)
Amortization/Accretion	317,204
Transfers in to Level 3	4,475,000
Transfers out of Level 3	-
Ending Balance	$ 54,438,910
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 1,678,840
Other Investments in Securities
Beginning Balance	$ 19,436,383
Total Realized Gain (Loss)	(6,447,263)
Total Unrealized Gain (Loss)	7,484,659
Cost of Purchases	-
Proceeds of Sales	(638,475)
Amortization/Accretion	(5,330)
Transfers in to Level 3	4,080,000
Transfers out of Level 3	(9,238,635)
Ending Balance	$ 14,671,339
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 1,037,397

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.3%
AAA,AA,A	6.7%
BBB	11.5%
BB	5.9%
B	11.7%
CCC,CC,C	2.4%
D	0.2%
Not Rated	12.1%
Equities	40.8%
Short-Term Investments and Net Other Assets	8.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013

Assets
Investment in securities, at value (including securities loaned of $13,973,963) - See accompanying schedule: Unaffiliated issuers (cost $2,954,206,812)	$ 3,274,328,493
Fidelity Central Funds (cost $359,760,104)	359,760,104
Total Investments (cost $3,313,966,916)		$ 3,634,088,597
Cash		5,871,414
Foreign currency held at value (cost $26,075)		26,075
Receivable for investments sold		789,753
Receivable for fund shares sold		34,136,339
Dividends receivable		2,266,080
Interest receivable		16,766,006
Distributions receivable from Fidelity Central Funds		46,355
Prepaid expenses		7,776
Other receivables		44,334
Total assets		3,694,042,729

Liabilities
Payable for investments purchased Regular delivery	$ 84,687,131
Delayed delivery	14,305,020
Payable for fund shares redeemed	2,995,906
Accrued management fee	1,565,313
Distribution and service plan fees payable	130,583
Other affiliated payables	722,526
Other payables and accrued expenses	90,783
Collateral on securities loaned, at value	14,624,900
Total liabilities		119,122,162

Net Assets		$ 3,574,920,567
Net Assets consist of:
Paid in capital		$ 3,235,833,120
Undistributed net investment income		8,407,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,533,056
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		320,147,071
Net Assets		$ 3,574,920,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,346,203 ÷ 19,204,176 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class T: Net Asset Value and redemption price per share ($32,818,477 ÷ 2,821,016 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class C: Net Asset Value and offering price per share ($107,160,515 ÷ 9,265,836 shares)A	$ 11.57

Real Estate Income: Net Asset Value, offering price and redemption price per share ($2,823,109,318 ÷ 241,912,458 shares)	$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($388,486,054 ÷ 33,352,693 shares)	$ 11.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2013

Investment Income
Dividends (including $80,000 earned from other affiliated issuers)		$ 28,249,204
Interest		60,434,705
Income from Fidelity Central Funds		234,159
Total income		88,918,068

Expenses
Management fee	$ 8,434,635
Transfer agent fees	3,624,081
Distribution and service plan fees	618,689
Accounting and security lending fees	572,593
Custodian fees and expenses	23,571
Independent trustees' compensation	9,602
Registration fees	112,536
Audit	80,603
Legal	7,635
Miscellaneous	10,082
Total expenses before reductions	13,494,027
Expense reductions	(67,617)	13,426,410
Net investment income (loss)		75,491,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,256,714
Foreign currency transactions	3,506
Total net realized gain (loss)		31,260,220
Change in net unrealized appreciation (depreciation) on: Investment securities	143,373,801
Assets and liabilities in foreign currencies	(814)
Total change in net unrealized appreciation (depreciation)		143,372,987
Net gain (loss)		174,633,207
Net increase (decrease) in net assets resulting from operations		$ 250,124,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,491,658	$ 106,081,413
Net realized gain (loss)	31,260,220	46,621,459
Change in net unrealized appreciation (depreciation)	143,372,987	99,190,890
Net increase (decrease) in net assets resulting from operations	250,124,865	251,893,762
Distributions to shareholders from net investment income	(95,007,356)	(98,117,663)
Distributions to shareholders from net realized gain	(51,534,160)	(16,498,521)
Total distributions	(146,541,516)	(114,616,184)
Share transactions - net increase (decrease)	785,319,915	755,485,569
Redemption fees	158,419	286,688
Total increase (decrease) in net assets	889,061,683	893,049,835

Net Assets
Beginning of period	2,685,858,884	1,792,809,049
End of period (including undistributed net investment income of $8,407,320 and undistributed net investment income of $27,923,018, respectively)	$ 3,574,920,567	$ 2,685,858,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.52	.53	.18
Net realized and unrealized gain (loss)	.66	.61	.76	(.04)
Total from investment operations	.93	1.13	1.29	.14
Distributions from net investment income	(.35)	(.51)	(.50)	(.15)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.56) L	(.60) K	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.26	$ 10.73	$ 9.94
Total Return B,C,D	8.46%	11.24%	13.27%	1.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.12%	1.13%	1.09% A
Expenses net of fee waivers, if any	1.09% A	1.12%	1.13%	1.09% A
Expenses net of all reductions	1.08% A	1.11%	1.12%	1.09% A
Net investment income (loss)	4.78% A	4.89%	5.00%	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,346	$ 137,352	$ 60,283	$ 3,830
Portfolio turnover rate G	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

L Total distributions of $.56 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.52	.52	.17
Net realized and unrealized gain (loss)	.65	.62	.76	(.03)
Total from investment operations	.92	1.14	1.28	.14
Distributions from net investment income	(.35)	(.50)	(.50)	(.15)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.55)	(.60)	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.26	$ 10.72	$ 9.94
Total Return B,C,D	8.43%	11.33%	13.11%	1.45%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.11%	1.16%	1.17% A
Expenses net of fee waivers, if any	1.09% A	1.11%	1.16%	1.17% A
Expenses net of all reductions	1.08% A	1.11%	1.16%	1.17% A
Net investment income (loss)	4.79% A	4.90%	4.96%	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,818	$ 26,143	$ 7,626	$ 862
Portfolio turnover rate G	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.23	.44	.45	.15
Net realized and unrealized gain (loss)	.66	.62	.74	(.03)
Total from investment operations	.89	1.06	1.19	.12
Distributions from net investment income	(.31)	(.43)	(.45)	(.14)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.52) K	(.53)	(.45)	(.14)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 11.57	$ 11.20	$ 10.67	$ 9.93
Total Return B,C,D	8.11%	10.49%	12.25%	1.29%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.87%	1.89%	1.86% A
Expenses net of fee waivers, if any	1.83% A	1.87%	1.89%	1.86% A
Expenses net of all reductions	1.83% A	1.87%	1.89%	1.86% A
Net investment income (loss)	4.04% A	4.14%	4.23%	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,161	$ 52,780	$ 21,555	$ 836
Portfolio turnover rate G	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.52 per share is comprised of distributions from net investment income of $.312 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.75	$ 9.95	$ 8.21	$ 9.43	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.29	.54	.55	.53	.54	.59
Net realized and unrealized gain (loss)	.66	.62	.76	1.73	(1.27)	(1.48)
Total from investment operations	.95	1.16	1.31	2.26	(.73)	(.89)
Distributions from net investment income	(.37)	(.52)	(.51)	(.52)	(.50)	(.66)
Distributions from net realized gain	(.20)	(.10)	-	-	-	(.24)
Total distributions	(.57)	(.62)	(.51)	(.52)	(.50)	(.90)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 11.67	$ 11.29	$ 10.75	$ 9.95	$ 8.21	$ 9.43
Total Return B,C	8.64%	11.50%	13.41%	28.29%	(6.92)%	(8.43)%
Ratios to Average Net Assets E,G
Expenses before reductions	.85% A	.90%	.92%	.97%	1.00%	.94%
Expenses net of fee waivers, if any	.85% A	.89%	.92%	.96%	1.00%	.94%
Expenses net of all reductions	.85% A	.89%	.92%	.96%	1.00%	.94%
Net investment income (loss)	5.02% A	5.12%	5.21%	5.60%	7.15%	5.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,823,109	$ 2,252,149	$ 1,660,063	$ 1,030,393	$ 463,269	$ 393,147
Portfolio turnover rate F	22% A	27%	25%	28%	47%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.29	.55	.55	.19
Net realized and unrealized gain (loss)	.65	.62	.76	(.04)
Total from investment operations	.94	1.17	1.31	.15
Distributions from net investment income	(.37)	(.53)	(.52)	(.15)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.57)	(.63)	(.52)	(.15)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 11.65	$ 11.28	$ 10.74	$ 9.95
Total Return B,C	8.61%	11.62%	13.44%	1.58%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.84%	.89%	.85% A
Expenses net of fee waivers, if any	.81% A	.84%	.89%	.85% A
Expenses net of all reductions	.81% A	.84%	.89%	.85% A
Net investment income (loss)	5.06% A	5.17%	5.24%	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,486	$ 217,435	$ 43,282	$ 2,930
Portfolio turnover rate F	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/13	Valuation Technique (s)	Unobservable Input (s)	Range	Weighted Average
Asset-Backed Securities	$ 911,576	Discounted cash flow	Yield	5.8% - 10%	7.4%
Collateralized Mortgage Obligations	$ 699,848	Discounted cash flow	Yield	12% - 53%	19.2%
		Market comparable	Transaction price	$37	$37
Commercial MortgageSecurities	$ 38,798	Discounted cash flow	Yield	20%	20%
Common Stock	$ 4,095,516	Adjusted book value	Book value multiple	1.0	1.0
		Market comparable	Transaction price	$0.0001	$0.0001
Corporate Bonds	$ 6,882,869	Discounted cash flow	Constant prepayment rate	25%	25%
		Market comparable	Broker bids	$108.75	$108.75
Floating Rate Loans	$ 29,632,250	Discounted cash flow	Yield	8.9% - 9.5%	9.3%
			Internal rate of return	9.2%	9.2%

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the unobservable inputs listed in the table above, a significant increase in yields, constant prepayment rates or internal rates of return could result in a significant decrease to the fair value measurement. A significant increase in transaction prices, book value multiples or broker bids could result in a significant increase to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 358,978,591
Gross unrealized depreciation	(39,806,751)
Net unrealized appreciation (depreciation) on securities and other investments	$ 319,171,840

Tax cost	$ 3,314,916,757

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $871,060,794 and $306,835,676, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 215,360	$ 8,646
Class T	-%	.25%	37,225	-
Class C	.75%	.25%	366,104	174,393
			$ 618,689	$ 183,039

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46,615
Class T	10,128
Class C*	4,047
$ 60,790

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,852.23
Class T	33,621.23
Class C	80,548.22
Real Estate Income	3,053,903.24
Institutional Class	260,157.20
	$ 3,624,081

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,384 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,554 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,199. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,588 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,029.

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 5,271,506	$ 3,854,404
Class T	870,816	609,057
Class C	2,020,773	1,139,599
Real Estate Income	78,679,674	86,666,891
Institutional Class	8,164,587	5,847,712
Total	$ 95,007,356	$ 98,117,663
From net realized gain
Class A	$ 2,837,075	$ 603,452
Class T	506,062	83,752
Class C	1,181,312	208,802
Real Estate Income	42,729,812	14,865,902
Institutional Class	4,279,899	736,613
Total	$ 51,534,160	$ 16,498,521

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	7,804,959	8,276,874	$ 89,191,291	$ 88,010,262
Reinvestment of distributions	574,404	333,613	6,457,367	3,436,744
Shares redeemed	(1,374,839)	(2,031,559)	(15,673,884)	(21,254,183)
Net increase (decrease)	7,004,524	6,578,928	$ 79,974,774	$ 70,192,823
Class T
Shares sold	1,116,988	1,725,200	$ 12,750,416	$ 18,422,015
Reinvestment of distributions	90,398	49,495	1,016,115	511,986
Shares redeemed	(708,322)	(163,799)	(8,023,147)	(1,727,688)
Net increase (decrease)	499,064	1,610,896	$ 5,743,384	$ 17,206,313
Class C
Shares sold	4,692,263	3,117,808	$ 53,412,376	$ 33,302,251
Reinvestment of distributions	227,829	110,126	2,550,008	1,128,377
Shares redeemed	(366,896)	(534,569)	(4,160,300)	(5,534,157)
Net increase (decrease)	4,553,196	2,693,365	$ 51,802,084	$ 28,896,471
Real Estate Income
Shares sold	60,440,692	90,720,847	$ 692,765,189	$ 959,813,942
Reinvestment of distributions	9,722,725	8,913,831	109,588,482	91,762,119
Shares redeemed	(27,657,077)	(54,623,988)	(316,642,327)	(572,115,634)
Net increase (decrease)	42,506,340	45,010,690	$ 485,711,344	$ 479,460,427
Institutional Class
Shares sold	15,837,574	16,926,727	$ 182,426,024	$ 177,564,635
Reinvestment of distributions	850,127	472,572	9,565,473	4,899,349
Shares redeemed	(2,617,376)	(2,146,783)	(29,903,168)	(22,734,449)
Net increase (decrease)	14,070,325	15,252,516	$ 162,088,329	$ 159,729,535

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2013 and for the year ended July 31, 2012, and the financial highlights for the six months ended January 31, 2013 and for each of the five years in the period ended July 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2013 and for the year ended July 31, 2012, and the financial highlights for the six months ended January 31, 2013 and for each of the five years in the period ended July 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 22, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St St., Boston, MA 02210
www.fidelity.com

REI-USAN-0313
1.789734.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate Income
Fund - Class A, Class T, and Class C

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Class A , Class T, and
Class C are classes of Fidelity® Real Estate Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.09%
Actual		$ 1,000.00	$ 1,084.60	$ 5.73
Hypothetical A		$ 1,000.00	$ 1,019.71	$ 5.55
Class T	1.09%
Actual		$ 1,000.00	$ 1,084.30	$ 5.73
Hypothetical A		$ 1,000.00	$ 1,019.71	$ 5.55
Class C	1.83%
Actual		$ 1,000.00	$ 1,081.10	$ 9.60
Hypothetical A		$ 1,000.00	$ 1,015.98	$ 9.30
Real Estate Income	.85%
Actual		$ 1,000.00	$ 1,086.40	$ 4.47
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,086.10	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Financial, Inc.	2.0	1.7
Equity Lifestyle Properties, Inc.	1.8	1.8
Ventas, Inc.	1.7	1.9
Acadia Realty Trust (SBI)	1.4	1.5
Lexington Corporate Properties Trust	0.9	0.9
	7.8
Top 5 Bonds as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.509% 11/15/15	2.9	4.2
Hilton Hotels Corp. term loan 4.456% 11/12/15	1.0	0.5
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1.0	0.8
Annaly Capital Management, Inc. 5% 5/15/15	1.0	1.3
iStar Financial, Inc. 5.875% 3/15/16	1.0	1.2
	6.9
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	12.7	11.9
REITs - Management/Investment	8.2	6.8
REITs - Health Care Facilities	6.5	6.0
REITs - Shopping Centers	6.1	6.5
REITs - Industrial Buildings	4.2	3.5
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Common Stocks 26.1%		Common Stocks 23.1%
	Preferred Stocks 13.5%		Preferred Stocks 13.3%
	Bonds 39.9%		Bonds 48.6%
	Convertible Securities 3.5%		Convertible Securities 4.0%
	Other Investments 8.6%		Other Investments 4.9%
	Short-Term Investments and Net Other Assets (Liabilities) 8.4%		Short-Term Investments and Net Other Assets (Liabilities) 6.1%
* Foreign investments	3.8%	** Foreign investments	4.9%

Semiannual Report

Investments January 31, 2013

Showing Percentage of Net Assets

Common Stocks - 26.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp. Class A (a)	178,800	$ 7,164,516
Household Durables - 0.6%
NVR, Inc. (a)	6,700	6,898,722
Standard Pacific Corp. (a)(f)	844,895	7,012,629
Stanley Martin Communities LLC Class B (a)	4,620	4,095,491
Toll Brothers, Inc. (a)	82,100	3,074,645
		21,081,487
TOTAL CONSUMER DISCRETIONARY		28,246,003
FINANCIALS - 24.0%
Real Estate Investment Trusts - 23.2%
Acadia Realty Trust (SBI)	1,968,249	51,450,029
AG Mortgage Investment Trust, Inc.	222,700	5,656,580
American Campus Communities, Inc.	215,300	10,026,521
American Residential Properties, Inc. (g)	574,941	12,504,967
American Tower Corp.	246,800	18,793,820
AmREIT, Inc.	200,000	3,518,000
Anworth Mortgage Asset Corp.	1,120,710	7,015,645
Apartment Investment & Management Co. Class A	747,600	20,394,528
Arbor Realty Trust, Inc.	1,002,999	7,151,383
Associated Estates Realty Corp.	309,400	4,996,810
AvalonBay Communities, Inc.	91,100	11,823,869
Canadian (REIT)	131,600	5,922,924
CapLease, Inc.	2,686,300	15,553,677
CBL & Associates Properties, Inc.	1,500,573	32,247,314
Cedar Shopping Centers, Inc.	921,410	5,076,969
Chartwell Retirement Residence	459,700	5,000,747
Chartwell Retirement Residence (g)	78,500	853,945
Chesapeake Lodging Trust	410,800	8,770,580
CommonWealth REIT	598,700	9,842,628
Cys Investments, Inc. (f)	878,839	11,424,907
DCT Industrial Trust, Inc.	1,235,100	8,719,806
DiamondRock Hospitality Co.	483,300	4,407,696
Douglas Emmett, Inc.	729,500	17,011,940
Dynex Capital, Inc.	1,858,043	18,784,815
EastGroup Properties, Inc.	89,600	5,021,184
Education Realty Trust, Inc.	402,600	4,327,950
Equity Lifestyle Properties, Inc.	913,630	65,415,908
Equity Residential (SBI)	109,200	6,048,588
Excel Trust, Inc.	1,278,928	16,088,914
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust	1,004,415	$ 13,760,486
Glimcher Realty Trust	1,318,000	14,656,160
H&R REIT/H&R Finance Trust	284,100	6,736,480
Hatteras Financial Corp.	185,000	5,009,800
HCP, Inc.	168,300	7,807,437
Highwoods Properties, Inc. (SBI)	157,800	5,680,800
Lexington Corporate Properties Trust	2,998,982	32,988,802
LTC Properties, Inc.	442,113	16,464,288
MFA Financial, Inc.	7,812,493	70,234,312
Mid-America Apartment Communities, Inc.	152,400	9,962,388
Monmouth Real Estate Investment Corp. Class A	249,773	2,712,535
National Retail Properties, Inc.	195,700	6,266,314
Newcastle Investment Corp.	2,437,400	25,568,326
NorthStar Realty Finance Corp.	811,200	6,327,360
Parkway Properties, Inc.	33,908	537,103
Piedmont Office Realty Trust, Inc. Class A	135,800	2,625,014
Prologis, Inc.	732,787	29,238,201
RAIT Financial Trust (f)	348,852	2,403,590
Rayonier, Inc.	187,300	10,084,232
Retail Properties America, Inc.	789,650	10,218,071
Select Income (REIT)	333,500	8,394,195
Senior Housing Properties Trust (SBI)	730,500	17,597,745
Simon Property Group, Inc.	26,000	4,164,680
Stag Industrial, Inc.	1,040,269	20,514,105
Summit Hotel Properties, Inc.	692,000	6,359,480
Terreno Realty Corp.	413,064	6,898,169
Two Harbors Investment Corp.	774,180	9,615,316
Ventas, Inc.	898,146	59,538,098
Washington (REIT) (SBI)	347,800	9,905,344
Whitestone REIT Class B (f)	183,267	2,602,391
WP Carey, Inc.	173,600	9,744,168
		828,468,034
Real Estate Management & Development - 0.4%
Altisource Residential Corp. Class B (a)	45,350	816,300
Brookfield Asset Management, Inc. Class A (f)	171,900	6,344,134
Kennedy-Wilson Holdings, Inc.	425,221	6,374,063
		13,534,497
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Home Loan Servicing Solutions Ltd.	693,200	$ 15,070,168
TOTAL FINANCIALS		857,072,699
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Brookdale Senior Living, Inc. (a)	909,000	24,552,090
Capital Senior Living Corp. (a)	96,850	2,056,126
Emeritus Corp. (a)	405,393	10,978,042
		37,586,258
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
CyrusOne, Inc.	122,600	2,595,442
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	126,900	8,839,854
TOTAL COMMON STOCKS (Cost $750,722,840)		934,340,256
Preferred Stocks - 14.7%

Convertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,565,000
CommonWealth REIT 6.50%	396,216	9,263,530
Excel Trust, Inc. 7.00% (g)	248,200	6,236,025
Health Care REIT, Inc. Series I, 6.50%	46,800	2,742,190
Lexington Corporate Properties Trust Series C, 6.50%	380,921	18,436,576
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,296,800
		41,540,121
Nonconvertible Preferred Stocks - 13.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	163,225	4,279,760
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	36,700	$ 878,598
TOTAL CONSUMER DISCRETIONARY		5,158,358
FINANCIALS - 13.4%
Real Estate Investment Trusts - 12.8%
AG Mortgage Investment Trust, Inc. 8.00% (a)	324,817	8,169,148
American Capital Agency Corp. 8.00%	200,000	5,186,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,506,051
Series C, 7.625%	77,837	1,965,384
Series D, 7.50%	213,116	5,338,556
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,007,032
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	235,101	6,251,336
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,979,107
Arbor Realty Trust, Inc. Series A, 8.25% (a)	189,089	4,727,225
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	27,000	689,310
Series E, 9.00%	85,751	2,316,992
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,645,529
CapLease, Inc.:
Series A, 8.125%	132,510	3,359,129
Series B, 8.375%	439,766	11,724,162
Series C, 7.25% (a)	210,000	5,283,600
CBL & Associates Properties, Inc.:
7.375%	289,876	7,310,673
Series E, 6.625%	95,000	2,400,650
Cedar Shopping Centers, Inc.:
8.875%	65,983	1,697,743
Series B, 7.25%	222,628	5,454,386
CenterPoint Properties Trust Series D, 5.377%	3,575	2,073,500
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,270,792
Colony Financial, Inc. Series A, 8.50%	282,171	7,435,206
CommonWealth REIT 7.50%	93,300	2,007,816
Coresite Realty Corp. Series A, 7.25% (a)	258,224	6,551,143
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust:
Series J, 7.625%	98,523	$ 2,499,529
Series L, 7.375%	80,000	2,078,400
Cousins Properties, Inc. Series A, 7.75%	245,420	6,145,317
CubeSmart Series A, 7.75%	40,000	1,072,000
Cys Investments, Inc. Series A, 7.75%	117,824	2,964,452
DDR Corp. Series J, 6.50%	237,721	5,919,253
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	1,071,200
Series F, 6.625%	40,000	1,060,000
Duke Realty LP:
8.375%	128,517	3,251,480
Series L, 6.60%	10,666	271,130
Dynex Capital, Inc. Series A, 8.50%	362,932	9,526,965
Equity Lifestyle Properties, Inc. Series C, 6.75%	800,000	20,576,000
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,071,600
Excel Trust, Inc. Series B, 8.125%	400,000	10,424,000
First Potomac Realty Trust 7.75%	415,296	10,839,226
Gladstone Commercial Corp. Series C, 7.125%	232,238	6,073,024
Glimcher Realty Trust:
Series G, 8.125%	193,186	4,887,606
Series H, 7.50%	198,527	5,108,100
Hatteras Financial Corp. Series A, 7.625%	104,668	2,621,933
Health Care REIT, Inc. Series J, 6.50%	20,000	526,000
Hersha Hospitality Trust:
Series A, 8.00%	66,551	1,683,740
Series B, 8.00%	162,538	4,242,242
Hospitality Properties Trust:
Series C, 7.00%	109,236	2,740,731
Series D, 7.125%	40,800	1,091,400
Hudson Pacific Properties, Inc. 8.375%	394,069	10,482,235
Inland Real Estate Corp. Series A, 8.125%	423,500	11,277,805
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,861,886
Investors Real Estate Trust Series B, 7.95%	126,572	3,292,138
iStar Financial, Inc.:
Series E, 7.875%	70,000	1,677,200
Series F, 7.80%	2,500	59,175
Kilroy Realty Corp. Series G, 6.875%	40,000	1,035,200
Kite Realty Group Trust 8.25%	96,100	2,508,210
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties:
Series G, 7.25%	114,485	$ 2,904,484
Series H, 7.50%	126,308	3,251,168
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,725,500
Series B, 7.625% (a)	31,240	593,560
Lexington Realty Trust 7.55%	23,800	599,998
MFA Financial, Inc.:
8.00%	538,930	13,920,562
Series A, 8.50%	485,381	12,716,982
Monmouth Real Estate Investment Corp.:
7.625%	80,000	2,064,800
Series B, 7.875%	95,000	2,508,000
National Retail Properties, Inc. Series D, 6.625%	62,437	1,631,479
Newcastle Investment Corp. Series B, 9.75%	34,530	891,219
NorthStar Realty Finance Corp.:
Series B, 8.25%	50,000	1,245,000
Series C, 8.875%	275,338	6,990,832
Parkway Properties, Inc. Series D, 8.00%	342,382	8,686,231
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,623,640
Series B, 8.00%	185,085	4,876,990
Pennsylvania (REIT) 7.375%	76,510	1,947,180
Prologis, Inc.:
Series Q, 8.54%	94,446	6,050,447
Series R, 6.75%	75,000	1,888,500
PS Business Parks, Inc.:
6.875%	50,000	1,332,500
Series S, 6.45%	70,536	1,839,579
Regency Centers Corp. Series 6, 6.625%	62,261	1,636,842
Retail Properties America, Inc. 7.00% (a)	194,782	4,859,811
Saul Centers, Inc.:
8.00%	93,700	2,349,059
Series B (depositary shares) 9.00%	118,550	2,994,573
Series C, 6.875% (a)	315,478	7,886,950
Stag Industrial, Inc. Series A, 9.00%	280,000	7,702,800
Strategic Hotel & Resorts, Inc. Series A, 8.50%	92,323	2,309,921
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,775,299
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Summit Hotel Properties, Inc.: - continued
Series B, 7.875% (a)	190,173	$ 4,944,498
Sun Communities, Inc. Series A, 7.125%	360,000	9,039,600
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	417,039	10,546,916
Series D, 8.00%	60,362	1,593,557
Terreno Realty Corp. Series A 7.75%	165,690	4,331,137
UMH Properties, Inc. Series A, 8.25%	600,000	15,834,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	5,565,000
Vornado Realty Trust 6.75%	20,000	504,000
Weingarten Realty Investors (SBI) Series F, 6.50%	116,230	2,935,970
Winthrop Realty Trust:
7.75%	540,000	13,905,000
Series D, 9.25%	65,000	1,794,000
		456,087,255
Real Estate Management & Development - 0.6%
Forest City Enterprises, Inc. 7.375%	657,000	16,247,610
Kennedy-Wilson, Inc. 7.75% (a)	141,574	3,547,844
Vornado Realty LP 7.875%	54,682	1,490,631
		21,286,085
TOTAL FINANCIALS		477,373,340
TOTAL NONCONVERTIBLE PREFERRED STOCKS		482,531,698
TOTAL PREFERRED STOCKS (Cost $505,456,488)		524,071,819
Corporate Bonds - 22.2%
		Principal Amount (e)
Convertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,250,675
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - 2.2%
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc. 5% 5/15/15		$ 34,396,000	$ 35,212,905
Ares Commercial Real Estate Corp. 7% 12/15/15 (g)		9,700,000	9,991,000
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,180,000
Northstar Realty Finance LP 8.875% 6/15/32 (g)		11,500,000	14,978,750
ProLogis LP 2.625% 5/15/38		1,500,000	1,509,450
			66,872,105
Real Estate Management & Development - 0.3%
Corporate Office Properties LP 4.25% 4/15/30 (g)		9,460,000	9,785,188
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		5,500,000	11,000
			9,796,188
TOTAL FINANCIALS			76,668,293
TOTAL CONVERTIBLE BONDS			80,918,968
Nonconvertible Bonds - 19.9%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 0.7%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16		3,505,000	3,776,638
FelCor Lodging LP:
5.625% 3/1/23 (g)		2,000,000	2,017,400
6.75% 6/1/19		5,875,000	6,300,938
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,921,000
Times Square Hotel Trust 8.528% 8/1/26 (g)		8,884,663	11,134,891
			25,150,867
Household Durables - 5.6%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)		1,615,000	1,703,825
D.R. Horton, Inc. 4.75% 5/15/17		2,000,000	2,147,500
KB Home:
5.875% 1/15/15		7,000,000	7,350,000
7.25% 6/15/18		7,420,000	8,217,650
8% 3/15/20		8,465,000	9,777,075
9.1% 9/15/17		17,595,000	20,718,113
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.:
4.125% 12/1/18 (g)		$ 5,520,000	$ 5,520,000
5.6% 5/31/15		6,000,000	6,450,000
6.5% 4/15/16		4,000,000	4,440,000
6.95% 6/1/18		14,280,000	16,047,150
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,660,500
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,315,125
7.15% 4/15/20		7,060,000	7,818,950
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,749,375
8.4% 5/15/17		5,420,000	6,463,350
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,350,000
8.375% 5/15/18		28,983,000	34,199,940
10.75% 9/15/16		8,415,000	10,466,156
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,739,875
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		11,130,000	11,992,575
			198,127,159
Multiline Retail - 0.4%
JC Penney Corp., Inc.:
5.65% 6/1/20		4,720,000	3,923,500
5.75% 2/15/18		2,845,000	2,532,050
Sears Holdings Corp. 6.625% 10/15/18		9,820,000	9,304,450
			15,760,000
TOTAL CONSUMER DISCRETIONARY			239,038,026
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		907,635	1,036,973
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		3,960,000	4,227,300
			5,264,273
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 11.4%
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 10,820,000	$ 11,239,275
8% 1/15/18		5,240,000	5,613,350
			16,852,625
Real Estate Investment Trusts - 7.6%
Camden Property Trust 5% 6/15/15		1,100,000	1,191,423
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,841,725
6.25% 6/15/14		7,355,000	7,838,459
CubeSmart LP 4.8% 7/15/22		2,000,000	2,181,090
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,336,284
7.5% 4/1/17		6,000,000	7,168,704
7.5% 7/15/18		8,756,000	10,780,370
7.875% 9/1/20		4,637,000	5,893,548
9.625% 3/15/16		3,836,000	4,700,266
Duke Realty LP 6.25% 5/15/13		750,000	761,396
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,831,632
6.25% 1/15/17		3,000,000	3,412,644
Equity Residential 5.125% 3/15/16		7,201,000	8,041,796
Health Care Property Investors, Inc.:
6% 6/15/14		2,340,000	2,489,238
6% 3/1/15		1,000,000	1,092,368
7.072% 6/8/15		1,500,000	1,674,683
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,142,388
4.125% 4/1/19		2,000,000	2,160,278
6% 11/15/13		1,000,000	1,039,359
6.2% 6/1/16		2,750,000	3,142,827
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		5,084,000	5,302,749
5.75% 1/15/21		3,095,000	3,453,082
6.5% 1/17/17		2,875,000	3,280,395
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,549,781
5.85% 3/15/17		2,800,000	3,148,830
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5% 8/15/22		$ 3,177,000	$ 3,370,460
5.625% 3/15/17		915,000	1,008,669
7.875% 8/15/14		1,000,000	1,064,685
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,169,824
6.25% 8/15/16		9,675,000	10,636,250
6.25% 6/15/17		1,055,000	1,162,443
6.65% 1/15/18		3,000,000	3,416,661
iStar Financial, Inc.:
5.85% 3/15/17		3,587,000	3,604,935
5.875% 3/15/16		34,260,000	34,773,900
5.95% 10/15/13		7,330,000	7,485,763
6.05% 4/15/15		14,630,000	14,776,300
7.125% 2/15/18		5,725,000	5,911,063
9% 6/1/17		9,175,000	10,184,250
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,880,750
6.875% 5/1/21		2,000,000	2,200,000
Nationwide Health Properties, Inc.:
6% 5/20/15		5,670,000	6,298,565
6.25% 2/1/13		1,000,000	1,000,000
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,310,638
7.5% 2/15/20		1,000,000	1,097,500
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,867,556
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,130,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,800,332
7.625% 7/1/17		4,690,000	5,458,306
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,440,200
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,192,920
6.75% 4/15/20		13,624,000	15,547,464
6.75% 12/15/21		8,000,000	9,192,296
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	518,963
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.: - continued
5.25% 1/15/15		$ 1,000,000	$ 1,075,432
5.25% 1/15/16		4,000,000	4,411,680
			273,443,120
Real Estate Management & Development - 3.2%
AMB Property LP 5.9% 8/15/13		400,000	409,546
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,118,110
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,207,488
7.5% 5/15/15		1,000,000	1,128,817
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,312,004
11.625% 6/15/17		1,500,000	1,635,000
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,513,866
6.25% 6/15/14		3,094,000	3,284,355
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,796,530
ERP Operating LP 5.25% 9/15/14		4,815,000	5,160,654
Forest City Enterprises, Inc.:
6.5% 2/1/17		17,120,000	16,435,200
7.625% 6/1/15		10,156,000	10,105,220
Host Hotels & Resorts LP:
5.25% 3/15/22		2,000,000	2,180,000
5.875% 6/15/19		2,725,000	2,963,438
Kennedy-Wilson, Inc.:
8.75% 4/1/19		12,700,000	13,430,250
8.75% 4/1/19 (g)		7,710,000	8,172,600
Realogy Corp.:
7.875% 2/15/19 (g)		7,085,000	7,811,213
9% 1/15/20 (g)		1,920,000	2,236,800
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,923,107
5.875% 6/15/17		400,000	459,343
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,676,750
Ventas Realty LP:
3.125% 11/30/15		7,297,000	7,710,638
3.25% 8/15/22		2,000,000	1,952,494
4% 4/30/19		2,262,000	2,428,574
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (g)		$ 2,460,000	$ 2,509,200
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,091,269
			115,652,466
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,052,590	2,532,869
TOTAL FINANCIALS			408,481,080
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		10,410,000	11,164,725
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		33,008,000	35,318,560
TOTAL HEALTH CARE			46,483,285
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		2,235,000	2,254,556
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (g)		3,050,000	3,149,125
TOTAL INDUSTRIALS			5,403,681
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (g)		3,000,000	3,195,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23 (g)		$ 4,000,000	$ 4,160,000
TOTAL NONCONVERTIBLE BONDS			712,025,345
TOTAL CORPORATE BONDS (Cost $731,113,334)			792,944,313
Asset-Backed Securities - 3.0%

Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5647% 3/23/19 (g)(i)		207,807	204,794
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7047% 3/20/50 (g)(i)		2,250,000	103,500
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		2,968,280	2,990,839
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.555% 1/20/37 (g)(i)		729,854	687,887
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,123,639	988,803
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (g)(i)		9,687,044	8,573,034
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	451,801
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		563,441	563,683
Class B2, 1.66% 12/28/35 (g)(i)		565,235	548,278
Class D, 9% 12/28/35 (g)		518,237	347,893
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.81% 6/28/38 (g)(i)		540,919	540,107
Class D, 9% 6/28/38 (g)		1,033,566	744,167
Crest Ltd. Series 2002-IGA Class B, 1.6505% 7/28/35 (g)(i)		26,722	26,749
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	9,147,797
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6765% 11/28/39 (g)(i)		577,107	17,313
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,649,708
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Green Tree Financial Corp.: - continued
Series 1997-3 Class M1, 7.53% 3/15/28		$ 7,352,794	$ 6,256,180
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7037% 6/25/35 (i)(k)		911,599	34,542
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7537% 8/26/30 (g)(i)		735,000	639,450
Class E, 2.2037% 8/26/30 (g)(i)		1,517,957	857,646
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,117,245	416,169
Merit Securities Corp. Series 13 Class M1, 7.888% 12/28/33 (i)		1,923,000	2,075,142
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		899,989	764,991
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (g)		2,757,445	2,822,523
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (g)		2,010,527	2,012,537
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (g)		9,370,000	9,463,700
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9628% 2/5/36 (g)(i)		3,638,732	364
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.81% 9/25/26 (g)(i)		2,000,000	1,060,000
Series 2006-1A:
Class A1A, 0.57% 9/25/26 (g)(i)		14,382,726	13,663,589
Class A1B, 0.64% 9/25/26 (g)(i)		22,506,000	19,256,134
Class A2A, 0.53% 9/25/26 (g)(i)		5,409,203	5,311,296
Class A2B, 0.62% 9/25/26 (g)(i)		1,550,000	1,403,835
Class B, 0.67% 9/25/26 (g)(i)		890,000	734,695
Class C 0.84% 9/25/26 (g)(i)		3,830,000	3,111,875
Class G, 1.66% 9/25/26 (g)(i)		1,270,000	952,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6315% 11/21/40 (g)(i)		9,453,458	8,508,112
Class F, 2.2615% 11/21/40 (g)(i)		250,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $103,710,957)			106,976,633
Collateralized Mortgage Obligations - 0.6%
		Principal Amount (e)	Value
Private Sponsor - 0.6%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3857% 6/15/22 (g)(i)		$ 1,872,974	$ 1,855,937
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		53,650	18,005
Series 2002-R2 Class 2B3, 3.6491% 7/25/33 (g)(i)		202,886	104,372
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		89,474	57,165
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,347,692	236,618
Class B3, 5.5% 11/25/33		126,133	5,642
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(i)		102,838	3,686
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (g)(i)		3,200,000	3,559,456
Series 2010-K6 Class B, 5.358% 12/25/46 (g)(i)		4,500,000	4,977,045
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,445,982
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1577% 7/10/35 (g)(i)		270,755	223,562
Series 2005-A Class B6, 2.2077% 3/10/37 (g)(i)		1,399,369	41,701
Series 2005-B Class B6, 1.8077% 6/10/37 (g)(i)		845,863	6,851
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		33,310	28,961
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7077% 12/10/35 (g)(i)		259,132	131,768
Series 2004-A Class B7, 4.4577% 2/10/36 (g)(i)		291,067	159,621
Series 2004-B Class B7, 4.2077% 2/10/36 (g)(i)		345,619	178,651
TOTAL PRIVATE SPONSOR			19,035,023
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		151,871	81,746
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1891% 2/25/42 (g)(i)		97,767	55,536
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (k)		224,727	63,438
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.194% 6/25/43 (g)(i)		$ 146,486	$ 59,003
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.166% 10/25/42 (g)(i)		63,232	32,642
TOTAL U.S. GOVERNMENT AGENCY			292,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,555,631)			19,327,388
Commercial Mortgage Securities - 16.4%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		4,177,433	4,093,395
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	2,380,245
Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		171,147	171,755
Banc of America Commercial Mortgage Trust:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		598,374	602,256
Series 2005-1 Class CJ, 5.196% 11/10/42 (i)		3,580,000	3,830,396
Series 2005-6 Class AJ, 5.1904% 9/10/47 (i)		5,000,000	5,425,525
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.509% 11/15/15 (g)(i)		104,082,643	104,192,018
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.2557% 3/15/22 (g)(i)		4,691,243	4,339,399
Class K, 2.2057% 3/15/22 (g)(i)		4,190,000	2,493,050
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7057% 8/15/17 (g)(i)		4,900,000	5,230,750
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4516% 3/11/39 (i)		5,700,000	5,766,235
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5729% 4/12/38 (g)(i)		2,520,000	2,558,012
COMM Mortgage Trust Series 2012-CR5 Class D, 4.334% 12/10/45 (g)(i)		2,000,000	1,972,952
COMM pass-thru certificates:
floater Series 2006-FL12:
Class AJ, 0.3357% 12/15/20 (g)(i)		8,000,000	7,666,296
Class B, 0.3757% 12/15/20 (g)(i)		2,990,790	2,854,371
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		4,427,059	4,466,903
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		$ 5,000,000	$ 5,331,480
Series 2012-CR1:
Class C, 5.547% 5/15/45		1,000,000	1,128,121
Class D, 5.547% 5/15/45 (g)		2,050,000	2,089,387
Series 2012-CR2:
Class D, 4.8582% 8/15/45 (g)(i)		4,500,000	4,640,382
Class E, 4.8582% 8/15/45 (g)(i)		6,000,000	5,869,596
Series 2012-LC4:
Class C, 5.6488% 12/10/44 (i)		2,000,000	2,289,906
Class D, 5.6488% 12/10/44 (g)(i)		8,000,000	8,240,960
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (g)		3,690,000	3,782,339
Class F, 4.867% 6/9/28 (g)		11,090,000	10,252,184
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (g)		2,045,086	2,227,011
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		3,000,000	3,188,484
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5567% 11/10/46 (g)(i)		12,490,000	13,400,833
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	1,206,475
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2214% 6/10/31 (g)(i)		2,121,985	2,143,496
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)(h)		10,950,000	11,392,158
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(j)		12,206,096	1,938,731
Series K012 Class X3, 2.2878% 1/25/41 (i)(j)		21,072,886	3,012,559
Series K013 Class X3, 2.7899% 1/25/43 (i)(j)		14,360,000	2,501,785
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,674,290
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		9,462,679	9,533,649
GCCFC Commercial Mortgage Trust sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,013,774
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		942,133	1,038,841
Series 1999-C3 Class J, 6.974% 8/15/36		1,500,000	1,598,671
Series 2000-C1 Class K, 7% 3/15/33		196,574	149,555
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		1,400,000	1,415,791
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1:
Class D, 5.9897% 8/10/43 (g)(i)		$ 4,000,000	$ 4,332,584
Class E, 4% 8/10/43 (g)		3,770,000	2,918,187
Series 2012-GCJ7:
Class C, 5.7222% 5/10/45 (i)		6,500,000	7,266,355
Class D, 5.7222% 5/10/45 (g)(i)		2,000,000	2,081,914
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		9,185,000	9,254,806
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2273% 12/10/43 (g)(i)		3,000,000	3,113,688
Series 2011-GC5:
Class C, 5.308% 8/10/44 (g)(i)		9,000,000	10,070,127
Class D, 5.308% 8/10/44 (g)(i)		4,000,000	4,197,848
Series 2012-GC6 Class C, 5.6388% 1/10/45 (g)(i)		3,600,000	4,135,036
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (g)(i)		2,036,910	38,798
Class X, 0.6341% 10/15/32 (g)(i)(j)		4,757,212	36,629
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		2,681,387	2,686,828
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (g)(i)		3,000,000	3,700,470
Class D, 7.4453% 12/5/27 (g)(i)		9,550,000	11,219,378
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		9,000,000	9,481,727
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (g)(i)		4,500,000	4,728,600
Class XB, 0.9305% 8/5/32 (g)(i)(j)		32,655,000	1,604,516
Series 2012-CBX Class C, 5.1897% 6/16/45 (i)		4,530,000	4,985,821
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP5 Class AJ, 5.3206% 12/15/44 (i)		3,470,000	3,638,847
Series 2011-C5 Class C, 5.3143% 8/15/46 (g)(i)		6,525,375	7,315,402
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (g)		833,006	844,984
Class H, 6% 7/15/31 (g)		1,341,102	706,364
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,453,229	2,516,191
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,096,730
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,937,283
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	8,607,928
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7 Class AM, 5.378% 11/15/38		$ 2,040,000	$ 2,257,123
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,155,159
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	3,999,360
Series 2006-C4:
Class AJ, 5.8853% 6/15/38 (i)		7,005,000	7,063,198
Class AM, 5.8853% 6/15/38 (i)		6,700,000	7,507,196
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1057% 6/15/22 (g)(i)		6,230,000	5,986,712
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5644% 6/25/43 (g)(i)		4,699,000	4,656,700
Series 2011-1 Class B, 5.5644% 6/25/43 (g)(i)		6,165,000	6,452,508
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	571,205
Class G, 4.384% 7/12/37	CAD	355,000	279,554
Class H, 4.384% 7/12/37	CAD	236,000	181,930
Class J, 4.384% 7/12/37	CAD	355,000	267,932
Class K, 4.384% 7/12/37	CAD	355,000	262,349
Class L, 4.384% 7/12/37	CAD	236,000	170,792
Class M, 4.384% 7/12/37	CAD	995,000	634,528
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		710,603	284,241
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6836% 5/12/39 (i)		1,200,000	1,345,502
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (g)		2,394,649	2,155,184
Series 2004-C2 Class A, 5.318% 10/15/40 (g)		9,390,396	7,794,028
Series 2004-C1:
Class D, 6.988% 1/15/37 (g)		306,695	31
Class IO, 9.0255% 1/15/37 (g)(i)(j)		2,622,993	118,035
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (g)		4,630,000	4,752,213
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		262,429	262,922
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,951,899
Series 1997-RR Class F, 7.4011% 4/30/39 (g)(i)		1,139,848	1,094,254
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,638,907	1,958,829
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,074,624
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,622,265
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,479,545
Series 2011-C1 Class C, 5.2537% 9/15/47 (g)(i)		4,000,000	4,475,560
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2:
Class D, 5.3171% 6/15/44 (g)(i)		$ 4,610,000	$ 4,890,417
Class E, 5.3171% 6/15/44 (g)(i)		9,600,000	9,754,166
Class F, 5.3171% 6/15/44 (g)(i)		4,440,000	3,698,906
Class XB, 0.4644% 6/15/44 (g)(i)(j)		63,708,222	2,293,496
Series 2011-C3:
Class C, 5.1844% 7/15/49 (g)(i)		2,000,000	2,222,774
Class D, 5.357% 7/15/49 (g)		7,400,000	7,865,778
Series 2012-C4 Class D, 5.5263% 3/15/45 (g)(i)		6,310,000	6,781,281
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)		459,322	458,771
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,783,011	4,731,790
RBSCF Trust Series 2010-MB1 Class D, 4.6791% 4/15/24 (g)(i)		9,049,000	9,186,509
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (g)(i)		217,865	222,290
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5654% 8/15/39 (i)		2,080,000	2,273,278
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	10,960,976
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7807% 7/15/24 (g)(i)		1,200,000	964,133
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (g)(i)		3,000,000	3,609,783
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		2,540,000	2,897,475
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,043,984
Series 2004-C11:
Class D, 5.389% 1/15/41 (i)		5,177,000	5,141,988
Class E, 5.439% 1/15/41 (i)		3,785,000	3,609,319
Series 2004-C12 Class D, 5.3075% 7/15/41 (i)		2,750,000	2,781,829
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,338,882
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7802% 10/15/45 (g)		9,999,000	9,775,842
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (g)		4,900,000	5,523,339
Class D, 5.5486% 3/15/44 (g)(i)		1,000,000	1,060,933
Class E, 5% 3/15/44 (g)		2,000,000	1,709,712
Series 2012-C7 Class D, 4.8502% 6/15/45 (g)(i)		2,380,000	2,473,282
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2013-C11 Class D, 4.1856% 3/15/45 (g)(h)(i)		$ 3,000,000	$ 2,832,921
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (g)		4,000,000	4,098,140
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $540,351,345)			587,638,429
Floating Rate Loans - 8.6%

CONSUMER DISCRETIONARY - 4.2%
Hotels, Restaurants & Leisure - 4.0%
Extended Stay America, Inc. REL 9.625% 12/1/19		7,000,000	7,175,000
Hilton Hotels Corp.:
term loan 4.456% 11/12/15 (i)		36,321,238	35,731,018
Tranche B, term loan 3.5785% 11/12/15 (i)		12,000,000	11,805,000
Tranche C, term loan 3.706% 11/12/15 (i)		20,000,000	19,675,000
Tranche D, term loan 3.956% 11/12/15 (i)		23,097,902	22,722,561
Tranche E, term loan 4.206% 11/12/15 (i)		30,000,000	29,512,500
Intrawest U.S. Holding, Inc. Tranche 1LN, term loan 7% 12/4/17 (i)		5,000,000	5,031,250
La Quinta:
Tranche A, term loan 1.6% 7/6/14 (i)		5,714,286	6,257,143
Tranche B, term loan 1.6% 7/6/14 (i)		4,285,714	4,692,857
			142,602,329
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)		2,807,250	2,723,033
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)		5,355,000	5,448,713
TOTAL CONSUMER DISCRETIONARY			150,774,075
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,200,000	7,308,000
FINANCIALS - 2.9%
Diversified Financial Services - 0.9%
Blackstone REL 10% 10/1/2017		17,500,000	18,287,500
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (i)		4,713,188	4,783,885
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Pilot Travel Centers LLC: - continued
Tranche B, term loan 3.75% 3/30/18 (i)		$ 6,683,669	$ 6,783,924
SBA Senior Finance, Inc. Tranche B, term loan 3.75% 6/30/18 (i)		2,955,000	2,977,163
			32,832,472
Real Estate Investment Trusts - 0.6%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/15/17 (i)		22,575,217	22,970,284
Real Estate Management & Development - 1.3%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7047% 9/4/19 (i)		5,709,629	5,738,178
CityCenter term loan 8.75% 7/1/13 (i)		4,169,750	4,169,750
EOP Operating LP term loan:
5% 2/5/13 (i)		5,000,000	5,066,000
5.25% 2/5/13 (i)		3,800,000	3,840,660
Equity Inns Reality LLC:
Tranche A, term loan 10.5% 11/4/13 (i)		7,896,223	7,206,181
Tranche B 2LN, term loan 7.55% 11/4/13 (i)		5,000,000	4,950,000
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (i)		433,319	422,486
Credit-Linked Deposit 4.4587% 10/10/16 (i)		919,537	926,434
term loan 4.4557% 10/10/16 (i)		13,066,882	13,164,883
			45,484,572
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (i)		2,035,082	2,035,082
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (i)		1,965,000	1,989,563
			4,024,645
TOTAL FINANCIALS			105,311,973
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (i)		2,903,247	2,925,022
Floating Rate Loans - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (i)		$ 1,980,000	$ 1,999,800
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (i)		10,249,103	10,325,971
			15,250,793
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)		13,397,233	12,827,851
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co.:
Tranche A, term loan 2.71% 1/31/17 (i)		5,000,000	5,006,250
Tranche B, term loan 4% 1/31/19 (i)		8,938,658	8,972,625
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (i)		3,345,000	3,370,088
			17,348,963
TOTAL FLOATING RATE LOANS (Cost $301,003,987)			308,821,655
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)(i)	500,000	25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)(i)	1,220,000	183,000
		208,000
TOTAL PREFERRED SECURITIES (Cost $1,292,230)		208,000
Money Market Funds - 10.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	345,135,204	$ 345,135,204
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,624,900	14,624,900
TOTAL MONEY MARKET FUNDS (Cost $359,760,104)		359,760,104
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,313,966,916)		3,634,088,597
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(59,168,030)
NET ASSETS - 100%		$ 3,574,920,567
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $674,573,937 or 18.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,273,121 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 4,045,277
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 131,602
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 169,353
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7037% 6/25/35	6/3/05	$ 804,218
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 203,960
Fidelity Securities Lending Cash Central Fund	30,199
Total	$ 234,159
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmREIT, Inc.	$ 2,818,000	$ -	$ -	$ 80,000	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,404,361	$ 29,308,870	$ -	$ 4,095,491
Financials	1,375,986,160	1,325,583,972	48,328,664	2,073,524
Health Care	37,586,258	37,586,258	-	-
Industrials	2,595,442	2,595,442	-	-
Telecommunication Services	8,839,854	8,839,854	-	-
Corporate Bonds	792,944,313	-	786,061,444	6,882,869
Asset-Backed Securities	106,976,633	-	80,804,340	26,172,293
Collateralized Mortgage Obligations	19,327,388	-	17,915,933	1,411,455
Commercial Mortgage Securities	587,638,429	-	555,232,850	32,405,579
Floating Rate Loans	308,821,655	-	254,382,745	54,438,910
Preferred Securities	208,000	-	-	208,000
Money Market Funds	359,760,104	359,760,104	-	-
Total Investments in Securities:	$ 3,634,088,597	$ 1,763,674,500	$ 1,742,725,976	$ 127,688,121
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Asset-Backed Securities
Beginning Balance	$ 36,313,723
Total Realized Gain (Loss)	738,175
Total Unrealized Gain (Loss)	1,009,514
Cost of Purchases	67,147
Proceeds of Sales	(6,154,799)
Amortization/Accretion	(80,849)
Transfers in to Level 3	9,182,600
Transfers out of Level 3	(14,903,218)
Ending Balance	$ 26,172,293
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 1,200,983
Commercial Mortgage Securities
Beginning Balance	$ 53,984,005
Total Realized Gain (Loss)	306,049
Total Unrealized Gain (Loss)	1,560,260
Cost of Purchases	118
Proceeds of Sales	(14,351,947)
Amortization/Accretion	394,401
Transfers in to Level 3	1,045,017
Transfers out of Level 3	(10,532,324)
Ending Balance	$ 32,405,579
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 623,749
Floating Rate Loans
Beginning Balance	$ 18,003,477
Total Realized Gain (Loss)	265,546
Total Unrealized Gain (Loss)	1,538,519
Cost of Purchases	44,099,578
Proceeds of Sales	(14,260,414)
Amortization/Accretion	317,204
Transfers in to Level 3	4,475,000
Transfers out of Level 3	-
Ending Balance	$ 54,438,910
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 1,678,840
Other Investments in Securities
Beginning Balance	$ 19,436,383
Total Realized Gain (Loss)	(6,447,263)
Total Unrealized Gain (Loss)	7,484,659
Cost of Purchases	-
Proceeds of Sales	(638,475)
Amortization/Accretion	(5,330)
Transfers in to Level 3	4,080,000
Transfers out of Level 3	(9,238,635)
Ending Balance	$ 14,671,339
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 1,037,397

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.3%
AAA,AA,A	6.7%
BBB	11.5%
BB	5.9%
B	11.7%
CCC,CC,C	2.4%
D	0.2%
Not Rated	12.1%
Equities	40.8%
Short-Term Investments and Net Other Assets	8.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013

Assets
Investment in securities, at value (including securities loaned of $13,973,963) - See accompanying schedule: Unaffiliated issuers (cost $2,954,206,812)	$ 3,274,328,493
Fidelity Central Funds (cost $359,760,104)	359,760,104
Total Investments (cost $3,313,966,916)		$ 3,634,088,597
Cash		5,871,414
Foreign currency held at value (cost $26,075)		26,075
Receivable for investments sold		789,753
Receivable for fund shares sold		34,136,339
Dividends receivable		2,266,080
Interest receivable		16,766,006
Distributions receivable from Fidelity Central Funds		46,355
Prepaid expenses		7,776
Other receivables		44,334
Total assets		3,694,042,729

Liabilities
Payable for investments purchased Regular delivery	$ 84,687,131
Delayed delivery	14,305,020
Payable for fund shares redeemed	2,995,906
Accrued management fee	1,565,313
Distribution and service plan fees payable	130,583
Other affiliated payables	722,526
Other payables and accrued expenses	90,783
Collateral on securities loaned, at value	14,624,900
Total liabilities		119,122,162

Net Assets		$ 3,574,920,567
Net Assets consist of:
Paid in capital		$ 3,235,833,120
Undistributed net investment income		8,407,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,533,056
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		320,147,071
Net Assets		$ 3,574,920,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,346,203 ÷ 19,204,176 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class T: Net Asset Value and redemption price per share ($32,818,477 ÷ 2,821,016 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class C: Net Asset Value and offering price per share ($107,160,515 ÷ 9,265,836 shares)A	$ 11.57

Real Estate Income: Net Asset Value, offering price and redemption price per share ($2,823,109,318 ÷ 241,912,458 shares)	$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($388,486,054 ÷ 33,352,693 shares)	$ 11.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2013

Investment Income
Dividends (including $80,000 earned from other affiliated issuers)		$ 28,249,204
Interest		60,434,705
Income from Fidelity Central Funds		234,159
Total income		88,918,068

Expenses
Management fee	$ 8,434,635
Transfer agent fees	3,624,081
Distribution and service plan fees	618,689
Accounting and security lending fees	572,593
Custodian fees and expenses	23,571
Independent trustees' compensation	9,602
Registration fees	112,536
Audit	80,603
Legal	7,635
Miscellaneous	10,082
Total expenses before reductions	13,494,027
Expense reductions	(67,617)	13,426,410
Net investment income (loss)		75,491,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,256,714
Foreign currency transactions	3,506
Total net realized gain (loss)		31,260,220
Change in net unrealized appreciation (depreciation) on: Investment securities	143,373,801
Assets and liabilities in foreign currencies	(814)
Total change in net unrealized appreciation (depreciation)		143,372,987
Net gain (loss)		174,633,207
Net increase (decrease) in net assets resulting from operations		$ 250,124,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,491,658	$ 106,081,413
Net realized gain (loss)	31,260,220	46,621,459
Change in net unrealized appreciation (depreciation)	143,372,987	99,190,890
Net increase (decrease) in net assets resulting from operations	250,124,865	251,893,762
Distributions to shareholders from net investment income	(95,007,356)	(98,117,663)
Distributions to shareholders from net realized gain	(51,534,160)	(16,498,521)
Total distributions	(146,541,516)	(114,616,184)
Share transactions - net increase (decrease)	785,319,915	755,485,569
Redemption fees	158,419	286,688
Total increase (decrease) in net assets	889,061,683	893,049,835

Net Assets
Beginning of period	2,685,858,884	1,792,809,049
End of period (including undistributed net investment income of $8,407,320 and undistributed net investment income of $27,923,018, respectively)	$ 3,574,920,567	$ 2,685,858,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.52	.53	.18
Net realized and unrealized gain (loss)	.66	.61	.76	(.04)
Total from investment operations	.93	1.13	1.29	.14
Distributions from net investment income	(.35)	(.51)	(.50)	(.15)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.56) L	(.60) K	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.26	$ 10.73	$ 9.94
Total Return B,C,D	8.46%	11.24%	13.27%	1.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.12%	1.13%	1.09% A
Expenses net of fee waivers, if any	1.09% A	1.12%	1.13%	1.09% A
Expenses net of all reductions	1.08% A	1.11%	1.12%	1.09% A
Net investment income (loss)	4.78% A	4.89%	5.00%	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,346	$ 137,352	$ 60,283	$ 3,830
Portfolio turnover rate G	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

L Total distributions of $.56 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.52	.52	.17
Net realized and unrealized gain (loss)	.65	.62	.76	(.03)
Total from investment operations	.92	1.14	1.28	.14
Distributions from net investment income	(.35)	(.50)	(.50)	(.15)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.55)	(.60)	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.26	$ 10.72	$ 9.94
Total Return B,C,D	8.43%	11.33%	13.11%	1.45%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.11%	1.16%	1.17% A
Expenses net of fee waivers, if any	1.09% A	1.11%	1.16%	1.17% A
Expenses net of all reductions	1.08% A	1.11%	1.16%	1.17% A
Net investment income (loss)	4.79% A	4.90%	4.96%	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,818	$ 26,143	$ 7,626	$ 862
Portfolio turnover rate G	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.23	.44	.45	.15
Net realized and unrealized gain (loss)	.66	.62	.74	(.03)
Total from investment operations	.89	1.06	1.19	.12
Distributions from net investment income	(.31)	(.43)	(.45)	(.14)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.52) K	(.53)	(.45)	(.14)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 11.57	$ 11.20	$ 10.67	$ 9.93
Total Return B,C,D	8.11%	10.49%	12.25%	1.29%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.87%	1.89%	1.86% A
Expenses net of fee waivers, if any	1.83% A	1.87%	1.89%	1.86% A
Expenses net of all reductions	1.83% A	1.87%	1.89%	1.86% A
Net investment income (loss)	4.04% A	4.14%	4.23%	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,161	$ 52,780	$ 21,555	$ 836
Portfolio turnover rate G	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.52 per share is comprised of distributions from net investment income of $.312 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.75	$ 9.95	$ 8.21	$ 9.43	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.29	.54	.55	.53	.54	.59
Net realized and unrealized gain (loss)	.66	.62	.76	1.73	(1.27)	(1.48)
Total from investment operations	.95	1.16	1.31	2.26	(.73)	(.89)
Distributions from net investment income	(.37)	(.52)	(.51)	(.52)	(.50)	(.66)
Distributions from net realized gain	(.20)	(.10)	-	-	-	(.24)
Total distributions	(.57)	(.62)	(.51)	(.52)	(.50)	(.90)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 11.67	$ 11.29	$ 10.75	$ 9.95	$ 8.21	$ 9.43
Total Return B,C	8.64%	11.50%	13.41%	28.29%	(6.92)%	(8.43)%
Ratios to Average Net Assets E,G
Expenses before reductions	.85% A	.90%	.92%	.97%	1.00%	.94%
Expenses net of fee waivers, if any	.85% A	.89%	.92%	.96%	1.00%	.94%
Expenses net of all reductions	.85% A	.89%	.92%	.96%	1.00%	.94%
Net investment income (loss)	5.02% A	5.12%	5.21%	5.60%	7.15%	5.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,823,109	$ 2,252,149	$ 1,660,063	$ 1,030,393	$ 463,269	$ 393,147
Portfolio turnover rate F	22% A	27%	25%	28%	47%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.29	.55	.55	.19
Net realized and unrealized gain (loss)	.65	.62	.76	(.04)
Total from investment operations	.94	1.17	1.31	.15
Distributions from net investment income	(.37)	(.53)	(.52)	(.15)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.57)	(.63)	(.52)	(.15)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 11.65	$ 11.28	$ 10.74	$ 9.95
Total Return B,C	8.61%	11.62%	13.44%	1.58%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.84%	.89%	.85% A
Expenses net of fee waivers, if any	.81% A	.84%	.89%	.85% A
Expenses net of all reductions	.81% A	.84%	.89%	.85% A
Net investment income (loss)	5.06% A	5.17%	5.24%	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,486	$ 217,435	$ 43,282	$ 2,930
Portfolio turnover rate F	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/13	Valuation Technique (s)	Unobservable Input (s)	Range	Weighted Average
Asset-Backed Securities	$ 911,576	Discounted cash flow	Yield	5.8% - 10%	7.4%
Collateralized Mortgage Obligations	$ 699,848	Discounted cash flow	Yield	12% - 53%	19.2%
		Market comparable	Transaction price	$37	$37
Commercial MortgageSecurities	$ 38,798	Discounted cash flow	Yield	20%	20%
Common Stock	$ 4,095,516	Adjusted book value	Book value multiple	1.0	1.0
		Market comparable	Transaction price	$0.0001	$0.0001
Corporate Bonds	$ 6,882,869	Discounted cash flow	Constant prepayment rate	25%	25%
		Market comparable	Broker bids	$108.75	$108.75
Floating Rate Loans	$ 29,632,250	Discounted cash flow	Yield	8.9% - 9.5%	9.3%
			Internal rate of return	9.2%	9.2%

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the unobservable inputs listed in the table above, a significant increase in yields, constant prepayment rates or internal rates of return could result in a significant decrease to the fair value measurement. A significant increase in transaction prices, book value multiples or broker bids could result in a significant increase to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 358,978,591
Gross unrealized depreciation	(39,806,751)
Net unrealized appreciation (depreciation) on securities and other investments	$ 319,171,840

Tax cost	$ 3,314,916,757

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $871,060,794 and $306,835,676, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 215,360	$ 8,646
Class T	-%	.25%	37,225	-
Class C	.75%	.25%	366,104	174,393
			$ 618,689	$ 183,039

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued
Sales Load - continued

deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46,615
Class T	10,128
Class C*	4,047
$ 60,790

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,852.23
Class T	33,621.23
Class C	80,548.22
Real Estate Income	3,053,903.24
Institutional Class	260,157.20
	$ 3,624,081

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,384 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,554 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,199. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,588 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,029.

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 5,271,506	$ 3,854,404
Class T	870,816	609,057
Class C	2,020,773	1,139,599
Real Estate Income	78,679,674	86,666,891
Institutional Class	8,164,587	5,847,712
Total	$ 95,007,356	$ 98,117,663
From net realized gain
Class A	$ 2,837,075	$ 603,452
Class T	506,062	83,752
Class C	1,181,312	208,802
Real Estate Income	42,729,812	14,865,902
Institutional Class	4,279,899	736,613
Total	$ 51,534,160	$ 16,498,521

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	7,804,959	8,276,874	$ 89,191,291	$ 88,010,262
Reinvestment of distributions	574,404	333,613	6,457,367	3,436,744
Shares redeemed	(1,374,839)	(2,031,559)	(15,673,884)	(21,254,183)
Net increase (decrease)	7,004,524	6,578,928	$ 79,974,774	$ 70,192,823
Class T
Shares sold	1,116,988	1,725,200	$ 12,750,416	$ 18,422,015
Reinvestment of distributions	90,398	49,495	1,016,115	511,986
Shares redeemed	(708,322)	(163,799)	(8,023,147)	(1,727,688)
Net increase (decrease)	499,064	1,610,896	$ 5,743,384	$ 17,206,313
Class C
Shares sold	4,692,263	3,117,808	$ 53,412,376	$ 33,302,251
Reinvestment of distributions	227,829	110,126	2,550,008	1,128,377
Shares redeemed	(366,896)	(534,569)	(4,160,300)	(5,534,157)
Net increase (decrease)	4,553,196	2,693,365	$ 51,802,084	$ 28,896,471
Real Estate Income
Shares sold	60,440,692	90,720,847	$ 692,765,189	$ 959,813,942
Reinvestment of distributions	9,722,725	8,913,831	109,588,482	91,762,119
Shares redeemed	(27,657,077)	(54,623,988)	(316,642,327)	(572,115,634)
Net increase (decrease)	42,506,340	45,010,690	$ 485,711,344	$ 479,460,427
Institutional Class
Shares sold	15,837,574	16,926,727	$ 182,426,024	$ 177,564,635
Reinvestment of distributions	850,127	472,572	9,565,473	4,899,349
Shares redeemed	(2,617,376)	(2,146,783)	(29,903,168)	(22,734,449)
Net increase (decrease)	14,070,325	15,252,516	$ 162,088,329	$ 159,729,535

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2013 and for the year ended July 31, 2012, and the financial highlights for the six months ended January 31, 2013 and for each of the five years in the period ended July 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2013 and for the year ended July 31, 2012, and the financial highlights for the six months ended January 31, 2013 and for each of the five years in the period ended July 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 22, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

REIA-USAN-0313
1.907551.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate Income
Fund - Institutional Class

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Real Estate Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.09%
Actual		$ 1,000.00	$ 1,084.60	$ 5.73
Hypothetical A		$ 1,000.00	$ 1,019.71	$ 5.55
Class T	1.09%
Actual		$ 1,000.00	$ 1,084.30	$ 5.73
Hypothetical A		$ 1,000.00	$ 1,019.71	$ 5.55
Class C	1.83%
Actual		$ 1,000.00	$ 1,081.10	$ 9.60
Hypothetical A		$ 1,000.00	$ 1,015.98	$ 9.30
Real Estate Income	.85%
Actual		$ 1,000.00	$ 1,086.40	$ 4.47
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,086.10	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Financial, Inc.	2.0	1.7
Equity Lifestyle Properties, Inc.	1.8	1.8
Ventas, Inc.	1.7	1.9
Acadia Realty Trust (SBI)	1.4	1.5
Lexington Corporate Properties Trust	0.9	0.9
	7.8
Top 5 Bonds as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.509% 11/15/15	2.9	4.2
Hilton Hotels Corp. term loan 4.456% 11/12/15	1.0	0.5
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1.0	0.8
Annaly Capital Management, Inc. 5% 5/15/15	1.0	1.3
iStar Financial, Inc. 5.875% 3/15/16	1.0	1.2
	6.9
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	12.7	11.9
REITs - Management/Investment	8.2	6.8
REITs - Health Care Facilities	6.5	6.0
REITs - Shopping Centers	6.1	6.5
REITs - Industrial Buildings	4.2	3.5
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Common Stocks 26.1%		Common Stocks 23.1%
	Preferred Stocks 13.5%		Preferred Stocks 13.3%
	Bonds 39.9%		Bonds 48.6%
	Convertible Securities 3.5%		Convertible Securities 4.0%
	Other Investments 8.6%		Other Investments 4.9%
	Short-Term Investments and Net Other Assets (Liabilities) 8.4%		Short-Term Investments and Net Other Assets (Liabilities) 6.1%
* Foreign investments	3.8%	** Foreign investments	4.9%

Semiannual Report

Investments January 31, 2013

Showing Percentage of Net Assets

Common Stocks - 26.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp. Class A (a)	178,800	$ 7,164,516
Household Durables - 0.6%
NVR, Inc. (a)	6,700	6,898,722
Standard Pacific Corp. (a)(f)	844,895	7,012,629
Stanley Martin Communities LLC Class B (a)	4,620	4,095,491
Toll Brothers, Inc. (a)	82,100	3,074,645
		21,081,487
TOTAL CONSUMER DISCRETIONARY		28,246,003
FINANCIALS - 24.0%
Real Estate Investment Trusts - 23.2%
Acadia Realty Trust (SBI)	1,968,249	51,450,029
AG Mortgage Investment Trust, Inc.	222,700	5,656,580
American Campus Communities, Inc.	215,300	10,026,521
American Residential Properties, Inc. (g)	574,941	12,504,967
American Tower Corp.	246,800	18,793,820
AmREIT, Inc.	200,000	3,518,000
Anworth Mortgage Asset Corp.	1,120,710	7,015,645
Apartment Investment & Management Co. Class A	747,600	20,394,528
Arbor Realty Trust, Inc.	1,002,999	7,151,383
Associated Estates Realty Corp.	309,400	4,996,810
AvalonBay Communities, Inc.	91,100	11,823,869
Canadian (REIT)	131,600	5,922,924
CapLease, Inc.	2,686,300	15,553,677
CBL & Associates Properties, Inc.	1,500,573	32,247,314
Cedar Shopping Centers, Inc.	921,410	5,076,969
Chartwell Retirement Residence	459,700	5,000,747
Chartwell Retirement Residence (g)	78,500	853,945
Chesapeake Lodging Trust	410,800	8,770,580
CommonWealth REIT	598,700	9,842,628
Cys Investments, Inc. (f)	878,839	11,424,907
DCT Industrial Trust, Inc.	1,235,100	8,719,806
DiamondRock Hospitality Co.	483,300	4,407,696
Douglas Emmett, Inc.	729,500	17,011,940
Dynex Capital, Inc.	1,858,043	18,784,815
EastGroup Properties, Inc.	89,600	5,021,184
Education Realty Trust, Inc.	402,600	4,327,950
Equity Lifestyle Properties, Inc.	913,630	65,415,908
Equity Residential (SBI)	109,200	6,048,588
Excel Trust, Inc.	1,278,928	16,088,914
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust	1,004,415	$ 13,760,486
Glimcher Realty Trust	1,318,000	14,656,160
H&R REIT/H&R Finance Trust	284,100	6,736,480
Hatteras Financial Corp.	185,000	5,009,800
HCP, Inc.	168,300	7,807,437
Highwoods Properties, Inc. (SBI)	157,800	5,680,800
Lexington Corporate Properties Trust	2,998,982	32,988,802
LTC Properties, Inc.	442,113	16,464,288
MFA Financial, Inc.	7,812,493	70,234,312
Mid-America Apartment Communities, Inc.	152,400	9,962,388
Monmouth Real Estate Investment Corp. Class A	249,773	2,712,535
National Retail Properties, Inc.	195,700	6,266,314
Newcastle Investment Corp.	2,437,400	25,568,326
NorthStar Realty Finance Corp.	811,200	6,327,360
Parkway Properties, Inc.	33,908	537,103
Piedmont Office Realty Trust, Inc. Class A	135,800	2,625,014
Prologis, Inc.	732,787	29,238,201
RAIT Financial Trust (f)	348,852	2,403,590
Rayonier, Inc.	187,300	10,084,232
Retail Properties America, Inc.	789,650	10,218,071
Select Income (REIT)	333,500	8,394,195
Senior Housing Properties Trust (SBI)	730,500	17,597,745
Simon Property Group, Inc.	26,000	4,164,680
Stag Industrial, Inc.	1,040,269	20,514,105
Summit Hotel Properties, Inc.	692,000	6,359,480
Terreno Realty Corp.	413,064	6,898,169
Two Harbors Investment Corp.	774,180	9,615,316
Ventas, Inc.	898,146	59,538,098
Washington (REIT) (SBI)	347,800	9,905,344
Whitestone REIT Class B (f)	183,267	2,602,391
WP Carey, Inc.	173,600	9,744,168
		828,468,034
Real Estate Management & Development - 0.4%
Altisource Residential Corp. Class B (a)	45,350	816,300
Brookfield Asset Management, Inc. Class A (f)	171,900	6,344,134
Kennedy-Wilson Holdings, Inc.	425,221	6,374,063
		13,534,497
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Home Loan Servicing Solutions Ltd.	693,200	$ 15,070,168
TOTAL FINANCIALS		857,072,699
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Brookdale Senior Living, Inc. (a)	909,000	24,552,090
Capital Senior Living Corp. (a)	96,850	2,056,126
Emeritus Corp. (a)	405,393	10,978,042
		37,586,258
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
CyrusOne, Inc.	122,600	2,595,442
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	126,900	8,839,854
TOTAL COMMON STOCKS (Cost $750,722,840)		934,340,256
Preferred Stocks - 14.7%

Convertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,565,000
CommonWealth REIT 6.50%	396,216	9,263,530
Excel Trust, Inc. 7.00% (g)	248,200	6,236,025
Health Care REIT, Inc. Series I, 6.50%	46,800	2,742,190
Lexington Corporate Properties Trust Series C, 6.50%	380,921	18,436,576
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,296,800
		41,540,121
Nonconvertible Preferred Stocks - 13.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	163,225	4,279,760
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	36,700	$ 878,598
TOTAL CONSUMER DISCRETIONARY		5,158,358
FINANCIALS - 13.4%
Real Estate Investment Trusts - 12.8%
AG Mortgage Investment Trust, Inc. 8.00% (a)	324,817	8,169,148
American Capital Agency Corp. 8.00%	200,000	5,186,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,506,051
Series C, 7.625%	77,837	1,965,384
Series D, 7.50%	213,116	5,338,556
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,007,032
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	235,101	6,251,336
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,979,107
Arbor Realty Trust, Inc. Series A, 8.25% (a)	189,089	4,727,225
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	27,000	689,310
Series E, 9.00%	85,751	2,316,992
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,645,529
CapLease, Inc.:
Series A, 8.125%	132,510	3,359,129
Series B, 8.375%	439,766	11,724,162
Series C, 7.25% (a)	210,000	5,283,600
CBL & Associates Properties, Inc.:
7.375%	289,876	7,310,673
Series E, 6.625%	95,000	2,400,650
Cedar Shopping Centers, Inc.:
8.875%	65,983	1,697,743
Series B, 7.25%	222,628	5,454,386
CenterPoint Properties Trust Series D, 5.377%	3,575	2,073,500
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,270,792
Colony Financial, Inc. Series A, 8.50%	282,171	7,435,206
CommonWealth REIT 7.50%	93,300	2,007,816
Coresite Realty Corp. Series A, 7.25% (a)	258,224	6,551,143
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust:
Series J, 7.625%	98,523	$ 2,499,529
Series L, 7.375%	80,000	2,078,400
Cousins Properties, Inc. Series A, 7.75%	245,420	6,145,317
CubeSmart Series A, 7.75%	40,000	1,072,000
Cys Investments, Inc. Series A, 7.75%	117,824	2,964,452
DDR Corp. Series J, 6.50%	237,721	5,919,253
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	1,071,200
Series F, 6.625%	40,000	1,060,000
Duke Realty LP:
8.375%	128,517	3,251,480
Series L, 6.60%	10,666	271,130
Dynex Capital, Inc. Series A, 8.50%	362,932	9,526,965
Equity Lifestyle Properties, Inc. Series C, 6.75%	800,000	20,576,000
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,071,600
Excel Trust, Inc. Series B, 8.125%	400,000	10,424,000
First Potomac Realty Trust 7.75%	415,296	10,839,226
Gladstone Commercial Corp. Series C, 7.125%	232,238	6,073,024
Glimcher Realty Trust:
Series G, 8.125%	193,186	4,887,606
Series H, 7.50%	198,527	5,108,100
Hatteras Financial Corp. Series A, 7.625%	104,668	2,621,933
Health Care REIT, Inc. Series J, 6.50%	20,000	526,000
Hersha Hospitality Trust:
Series A, 8.00%	66,551	1,683,740
Series B, 8.00%	162,538	4,242,242
Hospitality Properties Trust:
Series C, 7.00%	109,236	2,740,731
Series D, 7.125%	40,800	1,091,400
Hudson Pacific Properties, Inc. 8.375%	394,069	10,482,235
Inland Real Estate Corp. Series A, 8.125%	423,500	11,277,805
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,861,886
Investors Real Estate Trust Series B, 7.95%	126,572	3,292,138
iStar Financial, Inc.:
Series E, 7.875%	70,000	1,677,200
Series F, 7.80%	2,500	59,175
Kilroy Realty Corp. Series G, 6.875%	40,000	1,035,200
Kite Realty Group Trust 8.25%	96,100	2,508,210
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties:
Series G, 7.25%	114,485	$ 2,904,484
Series H, 7.50%	126,308	3,251,168
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,725,500
Series B, 7.625% (a)	31,240	593,560
Lexington Realty Trust 7.55%	23,800	599,998
MFA Financial, Inc.:
8.00%	538,930	13,920,562
Series A, 8.50%	485,381	12,716,982
Monmouth Real Estate Investment Corp.:
7.625%	80,000	2,064,800
Series B, 7.875%	95,000	2,508,000
National Retail Properties, Inc. Series D, 6.625%	62,437	1,631,479
Newcastle Investment Corp. Series B, 9.75%	34,530	891,219
NorthStar Realty Finance Corp.:
Series B, 8.25%	50,000	1,245,000
Series C, 8.875%	275,338	6,990,832
Parkway Properties, Inc. Series D, 8.00%	342,382	8,686,231
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,623,640
Series B, 8.00%	185,085	4,876,990
Pennsylvania (REIT) 7.375%	76,510	1,947,180
Prologis, Inc.:
Series Q, 8.54%	94,446	6,050,447
Series R, 6.75%	75,000	1,888,500
PS Business Parks, Inc.:
6.875%	50,000	1,332,500
Series S, 6.45%	70,536	1,839,579
Regency Centers Corp. Series 6, 6.625%	62,261	1,636,842
Retail Properties America, Inc. 7.00% (a)	194,782	4,859,811
Saul Centers, Inc.:
8.00%	93,700	2,349,059
Series B (depositary shares) 9.00%	118,550	2,994,573
Series C, 6.875% (a)	315,478	7,886,950
Stag Industrial, Inc. Series A, 9.00%	280,000	7,702,800
Strategic Hotel & Resorts, Inc. Series A, 8.50%	92,323	2,309,921
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,775,299
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Summit Hotel Properties, Inc.: - continued
Series B, 7.875% (a)	190,173	$ 4,944,498
Sun Communities, Inc. Series A, 7.125%	360,000	9,039,600
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	417,039	10,546,916
Series D, 8.00%	60,362	1,593,557
Terreno Realty Corp. Series A 7.75%	165,690	4,331,137
UMH Properties, Inc. Series A, 8.25%	600,000	15,834,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	5,565,000
Vornado Realty Trust 6.75%	20,000	504,000
Weingarten Realty Investors (SBI) Series F, 6.50%	116,230	2,935,970
Winthrop Realty Trust:
7.75%	540,000	13,905,000
Series D, 9.25%	65,000	1,794,000
		456,087,255
Real Estate Management & Development - 0.6%
Forest City Enterprises, Inc. 7.375%	657,000	16,247,610
Kennedy-Wilson, Inc. 7.75% (a)	141,574	3,547,844
Vornado Realty LP 7.875%	54,682	1,490,631
		21,286,085
TOTAL FINANCIALS		477,373,340
TOTAL NONCONVERTIBLE PREFERRED STOCKS		482,531,698
TOTAL PREFERRED STOCKS (Cost $505,456,488)		524,071,819
Corporate Bonds - 22.2%
		Principal Amount (e)
Convertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,250,675
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - 2.2%
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc. 5% 5/15/15		$ 34,396,000	$ 35,212,905
Ares Commercial Real Estate Corp. 7% 12/15/15 (g)		9,700,000	9,991,000
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,180,000
Northstar Realty Finance LP 8.875% 6/15/32 (g)		11,500,000	14,978,750
ProLogis LP 2.625% 5/15/38		1,500,000	1,509,450
			66,872,105
Real Estate Management & Development - 0.3%
Corporate Office Properties LP 4.25% 4/15/30 (g)		9,460,000	9,785,188
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		5,500,000	11,000
			9,796,188
TOTAL FINANCIALS			76,668,293
TOTAL CONVERTIBLE BONDS			80,918,968
Nonconvertible Bonds - 19.9%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 0.7%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16		3,505,000	3,776,638
FelCor Lodging LP:
5.625% 3/1/23 (g)		2,000,000	2,017,400
6.75% 6/1/19		5,875,000	6,300,938
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,921,000
Times Square Hotel Trust 8.528% 8/1/26 (g)		8,884,663	11,134,891
			25,150,867
Household Durables - 5.6%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)		1,615,000	1,703,825
D.R. Horton, Inc. 4.75% 5/15/17		2,000,000	2,147,500
KB Home:
5.875% 1/15/15		7,000,000	7,350,000
7.25% 6/15/18		7,420,000	8,217,650
8% 3/15/20		8,465,000	9,777,075
9.1% 9/15/17		17,595,000	20,718,113
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.:
4.125% 12/1/18 (g)		$ 5,520,000	$ 5,520,000
5.6% 5/31/15		6,000,000	6,450,000
6.5% 4/15/16		4,000,000	4,440,000
6.95% 6/1/18		14,280,000	16,047,150
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,660,500
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,315,125
7.15% 4/15/20		7,060,000	7,818,950
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,749,375
8.4% 5/15/17		5,420,000	6,463,350
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,350,000
8.375% 5/15/18		28,983,000	34,199,940
10.75% 9/15/16		8,415,000	10,466,156
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,739,875
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		11,130,000	11,992,575
			198,127,159
Multiline Retail - 0.4%
JC Penney Corp., Inc.:
5.65% 6/1/20		4,720,000	3,923,500
5.75% 2/15/18		2,845,000	2,532,050
Sears Holdings Corp. 6.625% 10/15/18		9,820,000	9,304,450
			15,760,000
TOTAL CONSUMER DISCRETIONARY			239,038,026
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		907,635	1,036,973
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		3,960,000	4,227,300
			5,264,273
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 11.4%
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 10,820,000	$ 11,239,275
8% 1/15/18		5,240,000	5,613,350
			16,852,625
Real Estate Investment Trusts - 7.6%
Camden Property Trust 5% 6/15/15		1,100,000	1,191,423
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,841,725
6.25% 6/15/14		7,355,000	7,838,459
CubeSmart LP 4.8% 7/15/22		2,000,000	2,181,090
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,336,284
7.5% 4/1/17		6,000,000	7,168,704
7.5% 7/15/18		8,756,000	10,780,370
7.875% 9/1/20		4,637,000	5,893,548
9.625% 3/15/16		3,836,000	4,700,266
Duke Realty LP 6.25% 5/15/13		750,000	761,396
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,831,632
6.25% 1/15/17		3,000,000	3,412,644
Equity Residential 5.125% 3/15/16		7,201,000	8,041,796
Health Care Property Investors, Inc.:
6% 6/15/14		2,340,000	2,489,238
6% 3/1/15		1,000,000	1,092,368
7.072% 6/8/15		1,500,000	1,674,683
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,142,388
4.125% 4/1/19		2,000,000	2,160,278
6% 11/15/13		1,000,000	1,039,359
6.2% 6/1/16		2,750,000	3,142,827
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		5,084,000	5,302,749
5.75% 1/15/21		3,095,000	3,453,082
6.5% 1/17/17		2,875,000	3,280,395
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,549,781
5.85% 3/15/17		2,800,000	3,148,830
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5% 8/15/22		$ 3,177,000	$ 3,370,460
5.625% 3/15/17		915,000	1,008,669
7.875% 8/15/14		1,000,000	1,064,685
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,169,824
6.25% 8/15/16		9,675,000	10,636,250
6.25% 6/15/17		1,055,000	1,162,443
6.65% 1/15/18		3,000,000	3,416,661
iStar Financial, Inc.:
5.85% 3/15/17		3,587,000	3,604,935
5.875% 3/15/16		34,260,000	34,773,900
5.95% 10/15/13		7,330,000	7,485,763
6.05% 4/15/15		14,630,000	14,776,300
7.125% 2/15/18		5,725,000	5,911,063
9% 6/1/17		9,175,000	10,184,250
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,880,750
6.875% 5/1/21		2,000,000	2,200,000
Nationwide Health Properties, Inc.:
6% 5/20/15		5,670,000	6,298,565
6.25% 2/1/13		1,000,000	1,000,000
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,310,638
7.5% 2/15/20		1,000,000	1,097,500
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,867,556
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,130,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,800,332
7.625% 7/1/17		4,690,000	5,458,306
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,440,200
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,192,920
6.75% 4/15/20		13,624,000	15,547,464
6.75% 12/15/21		8,000,000	9,192,296
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	518,963
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.: - continued
5.25% 1/15/15		$ 1,000,000	$ 1,075,432
5.25% 1/15/16		4,000,000	4,411,680
			273,443,120
Real Estate Management & Development - 3.2%
AMB Property LP 5.9% 8/15/13		400,000	409,546
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,118,110
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,207,488
7.5% 5/15/15		1,000,000	1,128,817
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,312,004
11.625% 6/15/17		1,500,000	1,635,000
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,513,866
6.25% 6/15/14		3,094,000	3,284,355
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,796,530
ERP Operating LP 5.25% 9/15/14		4,815,000	5,160,654
Forest City Enterprises, Inc.:
6.5% 2/1/17		17,120,000	16,435,200
7.625% 6/1/15		10,156,000	10,105,220
Host Hotels & Resorts LP:
5.25% 3/15/22		2,000,000	2,180,000
5.875% 6/15/19		2,725,000	2,963,438
Kennedy-Wilson, Inc.:
8.75% 4/1/19		12,700,000	13,430,250
8.75% 4/1/19 (g)		7,710,000	8,172,600
Realogy Corp.:
7.875% 2/15/19 (g)		7,085,000	7,811,213
9% 1/15/20 (g)		1,920,000	2,236,800
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,923,107
5.875% 6/15/17		400,000	459,343
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,676,750
Ventas Realty LP:
3.125% 11/30/15		7,297,000	7,710,638
3.25% 8/15/22		2,000,000	1,952,494
4% 4/30/19		2,262,000	2,428,574
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (g)		$ 2,460,000	$ 2,509,200
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,091,269
			115,652,466
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,052,590	2,532,869
TOTAL FINANCIALS			408,481,080
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		10,410,000	11,164,725
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		33,008,000	35,318,560
TOTAL HEALTH CARE			46,483,285
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		2,235,000	2,254,556
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (g)		3,050,000	3,149,125
TOTAL INDUSTRIALS			5,403,681
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (g)		3,000,000	3,195,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23 (g)		$ 4,000,000	$ 4,160,000
TOTAL NONCONVERTIBLE BONDS			712,025,345
TOTAL CORPORATE BONDS (Cost $731,113,334)			792,944,313
Asset-Backed Securities - 3.0%

Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5647% 3/23/19 (g)(i)		207,807	204,794
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7047% 3/20/50 (g)(i)		2,250,000	103,500
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		2,968,280	2,990,839
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.555% 1/20/37 (g)(i)		729,854	687,887
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,123,639	988,803
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (g)(i)		9,687,044	8,573,034
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	451,801
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		563,441	563,683
Class B2, 1.66% 12/28/35 (g)(i)		565,235	548,278
Class D, 9% 12/28/35 (g)		518,237	347,893
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.81% 6/28/38 (g)(i)		540,919	540,107
Class D, 9% 6/28/38 (g)		1,033,566	744,167
Crest Ltd. Series 2002-IGA Class B, 1.6505% 7/28/35 (g)(i)		26,722	26,749
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	9,147,797
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6765% 11/28/39 (g)(i)		577,107	17,313
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,649,708
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Green Tree Financial Corp.: - continued
Series 1997-3 Class M1, 7.53% 3/15/28		$ 7,352,794	$ 6,256,180
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7037% 6/25/35 (i)(k)		911,599	34,542
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7537% 8/26/30 (g)(i)		735,000	639,450
Class E, 2.2037% 8/26/30 (g)(i)		1,517,957	857,646
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,117,245	416,169
Merit Securities Corp. Series 13 Class M1, 7.888% 12/28/33 (i)		1,923,000	2,075,142
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		899,989	764,991
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (g)		2,757,445	2,822,523
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (g)		2,010,527	2,012,537
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (g)		9,370,000	9,463,700
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9628% 2/5/36 (g)(i)		3,638,732	364
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.81% 9/25/26 (g)(i)		2,000,000	1,060,000
Series 2006-1A:
Class A1A, 0.57% 9/25/26 (g)(i)		14,382,726	13,663,589
Class A1B, 0.64% 9/25/26 (g)(i)		22,506,000	19,256,134
Class A2A, 0.53% 9/25/26 (g)(i)		5,409,203	5,311,296
Class A2B, 0.62% 9/25/26 (g)(i)		1,550,000	1,403,835
Class B, 0.67% 9/25/26 (g)(i)		890,000	734,695
Class C 0.84% 9/25/26 (g)(i)		3,830,000	3,111,875
Class G, 1.66% 9/25/26 (g)(i)		1,270,000	952,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6315% 11/21/40 (g)(i)		9,453,458	8,508,112
Class F, 2.2615% 11/21/40 (g)(i)		250,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $103,710,957)			106,976,633
Collateralized Mortgage Obligations - 0.6%
		Principal Amount (e)	Value
Private Sponsor - 0.6%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3857% 6/15/22 (g)(i)		$ 1,872,974	$ 1,855,937
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		53,650	18,005
Series 2002-R2 Class 2B3, 3.6491% 7/25/33 (g)(i)		202,886	104,372
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		89,474	57,165
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,347,692	236,618
Class B3, 5.5% 11/25/33		126,133	5,642
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(i)		102,838	3,686
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (g)(i)		3,200,000	3,559,456
Series 2010-K6 Class B, 5.358% 12/25/46 (g)(i)		4,500,000	4,977,045
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,445,982
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1577% 7/10/35 (g)(i)		270,755	223,562
Series 2005-A Class B6, 2.2077% 3/10/37 (g)(i)		1,399,369	41,701
Series 2005-B Class B6, 1.8077% 6/10/37 (g)(i)		845,863	6,851
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		33,310	28,961
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7077% 12/10/35 (g)(i)		259,132	131,768
Series 2004-A Class B7, 4.4577% 2/10/36 (g)(i)		291,067	159,621
Series 2004-B Class B7, 4.2077% 2/10/36 (g)(i)		345,619	178,651
TOTAL PRIVATE SPONSOR			19,035,023
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		151,871	81,746
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1891% 2/25/42 (g)(i)		97,767	55,536
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (k)		224,727	63,438
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.194% 6/25/43 (g)(i)		$ 146,486	$ 59,003
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.166% 10/25/42 (g)(i)		63,232	32,642
TOTAL U.S. GOVERNMENT AGENCY			292,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,555,631)			19,327,388
Commercial Mortgage Securities - 16.4%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		4,177,433	4,093,395
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	2,380,245
Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		171,147	171,755
Banc of America Commercial Mortgage Trust:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		598,374	602,256
Series 2005-1 Class CJ, 5.196% 11/10/42 (i)		3,580,000	3,830,396
Series 2005-6 Class AJ, 5.1904% 9/10/47 (i)		5,000,000	5,425,525
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.509% 11/15/15 (g)(i)		104,082,643	104,192,018
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.2557% 3/15/22 (g)(i)		4,691,243	4,339,399
Class K, 2.2057% 3/15/22 (g)(i)		4,190,000	2,493,050
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7057% 8/15/17 (g)(i)		4,900,000	5,230,750
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4516% 3/11/39 (i)		5,700,000	5,766,235
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5729% 4/12/38 (g)(i)		2,520,000	2,558,012
COMM Mortgage Trust Series 2012-CR5 Class D, 4.334% 12/10/45 (g)(i)		2,000,000	1,972,952
COMM pass-thru certificates:
floater Series 2006-FL12:
Class AJ, 0.3357% 12/15/20 (g)(i)		8,000,000	7,666,296
Class B, 0.3757% 12/15/20 (g)(i)		2,990,790	2,854,371
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		4,427,059	4,466,903
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		$ 5,000,000	$ 5,331,480
Series 2012-CR1:
Class C, 5.547% 5/15/45		1,000,000	1,128,121
Class D, 5.547% 5/15/45 (g)		2,050,000	2,089,387
Series 2012-CR2:
Class D, 4.8582% 8/15/45 (g)(i)		4,500,000	4,640,382
Class E, 4.8582% 8/15/45 (g)(i)		6,000,000	5,869,596
Series 2012-LC4:
Class C, 5.6488% 12/10/44 (i)		2,000,000	2,289,906
Class D, 5.6488% 12/10/44 (g)(i)		8,000,000	8,240,960
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (g)		3,690,000	3,782,339
Class F, 4.867% 6/9/28 (g)		11,090,000	10,252,184
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (g)		2,045,086	2,227,011
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		3,000,000	3,188,484
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5567% 11/10/46 (g)(i)		12,490,000	13,400,833
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	1,206,475
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2214% 6/10/31 (g)(i)		2,121,985	2,143,496
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)(h)		10,950,000	11,392,158
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(j)		12,206,096	1,938,731
Series K012 Class X3, 2.2878% 1/25/41 (i)(j)		21,072,886	3,012,559
Series K013 Class X3, 2.7899% 1/25/43 (i)(j)		14,360,000	2,501,785
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,674,290
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		9,462,679	9,533,649
GCCFC Commercial Mortgage Trust sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,013,774
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		942,133	1,038,841
Series 1999-C3 Class J, 6.974% 8/15/36		1,500,000	1,598,671
Series 2000-C1 Class K, 7% 3/15/33		196,574	149,555
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		1,400,000	1,415,791
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1:
Class D, 5.9897% 8/10/43 (g)(i)		$ 4,000,000	$ 4,332,584
Class E, 4% 8/10/43 (g)		3,770,000	2,918,187
Series 2012-GCJ7:
Class C, 5.7222% 5/10/45 (i)		6,500,000	7,266,355
Class D, 5.7222% 5/10/45 (g)(i)		2,000,000	2,081,914
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		9,185,000	9,254,806
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2273% 12/10/43 (g)(i)		3,000,000	3,113,688
Series 2011-GC5:
Class C, 5.308% 8/10/44 (g)(i)		9,000,000	10,070,127
Class D, 5.308% 8/10/44 (g)(i)		4,000,000	4,197,848
Series 2012-GC6 Class C, 5.6388% 1/10/45 (g)(i)		3,600,000	4,135,036
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (g)(i)		2,036,910	38,798
Class X, 0.6341% 10/15/32 (g)(i)(j)		4,757,212	36,629
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		2,681,387	2,686,828
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (g)(i)		3,000,000	3,700,470
Class D, 7.4453% 12/5/27 (g)(i)		9,550,000	11,219,378
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		9,000,000	9,481,727
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (g)(i)		4,500,000	4,728,600
Class XB, 0.9305% 8/5/32 (g)(i)(j)		32,655,000	1,604,516
Series 2012-CBX Class C, 5.1897% 6/16/45 (i)		4,530,000	4,985,821
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP5 Class AJ, 5.3206% 12/15/44 (i)		3,470,000	3,638,847
Series 2011-C5 Class C, 5.3143% 8/15/46 (g)(i)		6,525,375	7,315,402
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (g)		833,006	844,984
Class H, 6% 7/15/31 (g)		1,341,102	706,364
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,453,229	2,516,191
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,096,730
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,937,283
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	8,607,928
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7 Class AM, 5.378% 11/15/38		$ 2,040,000	$ 2,257,123
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,155,159
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	3,999,360
Series 2006-C4:
Class AJ, 5.8853% 6/15/38 (i)		7,005,000	7,063,198
Class AM, 5.8853% 6/15/38 (i)		6,700,000	7,507,196
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1057% 6/15/22 (g)(i)		6,230,000	5,986,712
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5644% 6/25/43 (g)(i)		4,699,000	4,656,700
Series 2011-1 Class B, 5.5644% 6/25/43 (g)(i)		6,165,000	6,452,508
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	571,205
Class G, 4.384% 7/12/37	CAD	355,000	279,554
Class H, 4.384% 7/12/37	CAD	236,000	181,930
Class J, 4.384% 7/12/37	CAD	355,000	267,932
Class K, 4.384% 7/12/37	CAD	355,000	262,349
Class L, 4.384% 7/12/37	CAD	236,000	170,792
Class M, 4.384% 7/12/37	CAD	995,000	634,528
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		710,603	284,241
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6836% 5/12/39 (i)		1,200,000	1,345,502
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (g)		2,394,649	2,155,184
Series 2004-C2 Class A, 5.318% 10/15/40 (g)		9,390,396	7,794,028
Series 2004-C1:
Class D, 6.988% 1/15/37 (g)		306,695	31
Class IO, 9.0255% 1/15/37 (g)(i)(j)		2,622,993	118,035
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (g)		4,630,000	4,752,213
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		262,429	262,922
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,951,899
Series 1997-RR Class F, 7.4011% 4/30/39 (g)(i)		1,139,848	1,094,254
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,638,907	1,958,829
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,074,624
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,622,265
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,479,545
Series 2011-C1 Class C, 5.2537% 9/15/47 (g)(i)		4,000,000	4,475,560
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2:
Class D, 5.3171% 6/15/44 (g)(i)		$ 4,610,000	$ 4,890,417
Class E, 5.3171% 6/15/44 (g)(i)		9,600,000	9,754,166
Class F, 5.3171% 6/15/44 (g)(i)		4,440,000	3,698,906
Class XB, 0.4644% 6/15/44 (g)(i)(j)		63,708,222	2,293,496
Series 2011-C3:
Class C, 5.1844% 7/15/49 (g)(i)		2,000,000	2,222,774
Class D, 5.357% 7/15/49 (g)		7,400,000	7,865,778
Series 2012-C4 Class D, 5.5263% 3/15/45 (g)(i)		6,310,000	6,781,281
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)		459,322	458,771
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,783,011	4,731,790
RBSCF Trust Series 2010-MB1 Class D, 4.6791% 4/15/24 (g)(i)		9,049,000	9,186,509
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (g)(i)		217,865	222,290
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5654% 8/15/39 (i)		2,080,000	2,273,278
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	10,960,976
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7807% 7/15/24 (g)(i)		1,200,000	964,133
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (g)(i)		3,000,000	3,609,783
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		2,540,000	2,897,475
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,043,984
Series 2004-C11:
Class D, 5.389% 1/15/41 (i)		5,177,000	5,141,988
Class E, 5.439% 1/15/41 (i)		3,785,000	3,609,319
Series 2004-C12 Class D, 5.3075% 7/15/41 (i)		2,750,000	2,781,829
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,338,882
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7802% 10/15/45 (g)		9,999,000	9,775,842
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (g)		4,900,000	5,523,339
Class D, 5.5486% 3/15/44 (g)(i)		1,000,000	1,060,933
Class E, 5% 3/15/44 (g)		2,000,000	1,709,712
Series 2012-C7 Class D, 4.8502% 6/15/45 (g)(i)		2,380,000	2,473,282
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2013-C11 Class D, 4.1856% 3/15/45 (g)(h)(i)		$ 3,000,000	$ 2,832,921
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (g)		4,000,000	4,098,140
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $540,351,345)			587,638,429
Floating Rate Loans - 8.6%

CONSUMER DISCRETIONARY - 4.2%
Hotels, Restaurants & Leisure - 4.0%
Extended Stay America, Inc. REL 9.625% 12/1/19		7,000,000	7,175,000
Hilton Hotels Corp.:
term loan 4.456% 11/12/15 (i)		36,321,238	35,731,018
Tranche B, term loan 3.5785% 11/12/15 (i)		12,000,000	11,805,000
Tranche C, term loan 3.706% 11/12/15 (i)		20,000,000	19,675,000
Tranche D, term loan 3.956% 11/12/15 (i)		23,097,902	22,722,561
Tranche E, term loan 4.206% 11/12/15 (i)		30,000,000	29,512,500
Intrawest U.S. Holding, Inc. Tranche 1LN, term loan 7% 12/4/17 (i)		5,000,000	5,031,250
La Quinta:
Tranche A, term loan 1.6% 7/6/14 (i)		5,714,286	6,257,143
Tranche B, term loan 1.6% 7/6/14 (i)		4,285,714	4,692,857
			142,602,329
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)		2,807,250	2,723,033
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)		5,355,000	5,448,713
TOTAL CONSUMER DISCRETIONARY			150,774,075
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,200,000	7,308,000
FINANCIALS - 2.9%
Diversified Financial Services - 0.9%
Blackstone REL 10% 10/1/2017		17,500,000	18,287,500
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (i)		4,713,188	4,783,885
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Pilot Travel Centers LLC: - continued
Tranche B, term loan 3.75% 3/30/18 (i)		$ 6,683,669	$ 6,783,924
SBA Senior Finance, Inc. Tranche B, term loan 3.75% 6/30/18 (i)		2,955,000	2,977,163
			32,832,472
Real Estate Investment Trusts - 0.6%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/15/17 (i)		22,575,217	22,970,284
Real Estate Management & Development - 1.3%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7047% 9/4/19 (i)		5,709,629	5,738,178
CityCenter term loan 8.75% 7/1/13 (i)		4,169,750	4,169,750
EOP Operating LP term loan:
5% 2/5/13 (i)		5,000,000	5,066,000
5.25% 2/5/13 (i)		3,800,000	3,840,660
Equity Inns Reality LLC:
Tranche A, term loan 10.5% 11/4/13 (i)		7,896,223	7,206,181
Tranche B 2LN, term loan 7.55% 11/4/13 (i)		5,000,000	4,950,000
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (i)		433,319	422,486
Credit-Linked Deposit 4.4587% 10/10/16 (i)		919,537	926,434
term loan 4.4557% 10/10/16 (i)		13,066,882	13,164,883
			45,484,572
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (i)		2,035,082	2,035,082
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (i)		1,965,000	1,989,563
			4,024,645
TOTAL FINANCIALS			105,311,973
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (i)		2,903,247	2,925,022
Floating Rate Loans - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (i)		$ 1,980,000	$ 1,999,800
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (i)		10,249,103	10,325,971
			15,250,793
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)		13,397,233	12,827,851
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co.:
Tranche A, term loan 2.71% 1/31/17 (i)		5,000,000	5,006,250
Tranche B, term loan 4% 1/31/19 (i)		8,938,658	8,972,625
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (i)		3,345,000	3,370,088
			17,348,963
TOTAL FLOATING RATE LOANS (Cost $301,003,987)			308,821,655
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)(i)	500,000	25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)(i)	1,220,000	183,000
		208,000
TOTAL PREFERRED SECURITIES (Cost $1,292,230)		208,000
Money Market Funds - 10.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	345,135,204	$ 345,135,204
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,624,900	14,624,900
TOTAL MONEY MARKET FUNDS (Cost $359,760,104)		359,760,104
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,313,966,916)		3,634,088,597
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(59,168,030)
NET ASSETS - 100%		$ 3,574,920,567
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $674,573,937 or 18.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,273,121 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 4,045,277
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 131,602
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 169,353
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7037% 6/25/35	6/3/05	$ 804,218
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 203,960
Fidelity Securities Lending Cash Central Fund	30,199
Total	$ 234,159
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmREIT, Inc.	$ 2,818,000	$ -	$ -	$ 80,000	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,404,361	$ 29,308,870	$ -	$ 4,095,491
Financials	1,375,986,160	1,325,583,972	48,328,664	2,073,524
Health Care	37,586,258	37,586,258	-	-
Industrials	2,595,442	2,595,442	-	-
Telecommunication Services	8,839,854	8,839,854	-	-
Corporate Bonds	792,944,313	-	786,061,444	6,882,869
Asset-Backed Securities	106,976,633	-	80,804,340	26,172,293
Collateralized Mortgage Obligations	19,327,388	-	17,915,933	1,411,455
Commercial Mortgage Securities	587,638,429	-	555,232,850	32,405,579
Floating Rate Loans	308,821,655	-	254,382,745	54,438,910
Preferred Securities	208,000	-	-	208,000
Money Market Funds	359,760,104	359,760,104	-	-
Total Investments in Securities:	$ 3,634,088,597	$ 1,763,674,500	$ 1,742,725,976	$ 127,688,121
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Asset-Backed Securities
Beginning Balance	$ 36,313,723
Total Realized Gain (Loss)	738,175
Total Unrealized Gain (Loss)	1,009,514
Cost of Purchases	67,147
Proceeds of Sales	(6,154,799)
Amortization/Accretion	(80,849)
Transfers in to Level 3	9,182,600
Transfers out of Level 3	(14,903,218)
Ending Balance	$ 26,172,293
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 1,200,983
Commercial Mortgage Securities
Beginning Balance	$ 53,984,005
Total Realized Gain (Loss)	306,049
Total Unrealized Gain (Loss)	1,560,260
Cost of Purchases	118
Proceeds of Sales	(14,351,947)
Amortization/Accretion	394,401
Transfers in to Level 3	1,045,017
Transfers out of Level 3	(10,532,324)
Ending Balance	$ 32,405,579
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 623,749
Floating Rate Loans
Beginning Balance	$ 18,003,477
Total Realized Gain (Loss)	265,546
Total Unrealized Gain (Loss)	1,538,519
Cost of Purchases	44,099,578
Proceeds of Sales	(14,260,414)
Amortization/Accretion	317,204
Transfers in to Level 3	4,475,000
Transfers out of Level 3	-
Ending Balance	$ 54,438,910
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 1,678,840
Other Investments in Securities
Beginning Balance	$ 19,436,383
Total Realized Gain (Loss)	(6,447,263)
Total Unrealized Gain (Loss)	7,484,659
Cost of Purchases	-
Proceeds of Sales	(638,475)
Amortization/Accretion	(5,330)
Transfers in to Level 3	4,080,000
Transfers out of Level 3	(9,238,635)
Ending Balance	$ 14,671,339
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 1,037,397

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.3%
AAA,AA,A	6.7%
BBB	11.5%
BB	5.9%
B	11.7%
CCC,CC,C	2.4%
D	0.2%
Not Rated	12.1%
Equities	40.8%
Short-Term Investments and Net Other Assets	8.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013

Assets
Investment in securities, at value (including securities loaned of $13,973,963) - See accompanying schedule: Unaffiliated issuers (cost $2,954,206,812)	$ 3,274,328,493
Fidelity Central Funds (cost $359,760,104)	359,760,104
Total Investments (cost $3,313,966,916)		$ 3,634,088,597
Cash		5,871,414
Foreign currency held at value (cost $26,075)		26,075
Receivable for investments sold		789,753
Receivable for fund shares sold		34,136,339
Dividends receivable		2,266,080
Interest receivable		16,766,006
Distributions receivable from Fidelity Central Funds		46,355
Prepaid expenses		7,776
Other receivables		44,334
Total assets		3,694,042,729

Liabilities
Payable for investments purchased Regular delivery	$ 84,687,131
Delayed delivery	14,305,020
Payable for fund shares redeemed	2,995,906
Accrued management fee	1,565,313
Distribution and service plan fees payable	130,583
Other affiliated payables	722,526
Other payables and accrued expenses	90,783
Collateral on securities loaned, at value	14,624,900
Total liabilities		119,122,162

Net Assets		$ 3,574,920,567
Net Assets consist of:
Paid in capital		$ 3,235,833,120
Undistributed net investment income		8,407,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,533,056
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		320,147,071
Net Assets		$ 3,574,920,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,346,203 ÷ 19,204,176 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class T: Net Asset Value and redemption price per share ($32,818,477 ÷ 2,821,016 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class C: Net Asset Value and offering price per share ($107,160,515 ÷ 9,265,836 shares)A	$ 11.57

Real Estate Income: Net Asset Value, offering price and redemption price per share ($2,823,109,318 ÷ 241,912,458 shares)	$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($388,486,054 ÷ 33,352,693 shares)	$ 11.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2013

Investment Income
Dividends (including $80,000 earned from other affiliated issuers)		$ 28,249,204
Interest		60,434,705
Income from Fidelity Central Funds		234,159
Total income		88,918,068

Expenses
Management fee	$ 8,434,635
Transfer agent fees	3,624,081
Distribution and service plan fees	618,689
Accounting and security lending fees	572,593
Custodian fees and expenses	23,571
Independent trustees' compensation	9,602
Registration fees	112,536
Audit	80,603
Legal	7,635
Miscellaneous	10,082
Total expenses before reductions	13,494,027
Expense reductions	(67,617)	13,426,410
Net investment income (loss)		75,491,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,256,714
Foreign currency transactions	3,506
Total net realized gain (loss)		31,260,220
Change in net unrealized appreciation (depreciation) on: Investment securities	143,373,801
Assets and liabilities in foreign currencies	(814)
Total change in net unrealized appreciation (depreciation)		143,372,987
Net gain (loss)		174,633,207
Net increase (decrease) in net assets resulting from operations		$ 250,124,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,491,658	$ 106,081,413
Net realized gain (loss)	31,260,220	46,621,459
Change in net unrealized appreciation (depreciation)	143,372,987	99,190,890
Net increase (decrease) in net assets resulting from operations	250,124,865	251,893,762
Distributions to shareholders from net investment income	(95,007,356)	(98,117,663)
Distributions to shareholders from net realized gain	(51,534,160)	(16,498,521)
Total distributions	(146,541,516)	(114,616,184)
Share transactions - net increase (decrease)	785,319,915	755,485,569
Redemption fees	158,419	286,688
Total increase (decrease) in net assets	889,061,683	893,049,835

Net Assets
Beginning of period	2,685,858,884	1,792,809,049
End of period (including undistributed net investment income of $8,407,320 and undistributed net investment income of $27,923,018, respectively)	$ 3,574,920,567	$ 2,685,858,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.52	.53	.18
Net realized and unrealized gain (loss)	.66	.61	.76	(.04)
Total from investment operations	.93	1.13	1.29	.14
Distributions from net investment income	(.35)	(.51)	(.50)	(.15)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.56) L	(.60) K	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.26	$ 10.73	$ 9.94
Total Return B,C,D	8.46%	11.24%	13.27%	1.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.12%	1.13%	1.09% A
Expenses net of fee waivers, if any	1.09% A	1.12%	1.13%	1.09% A
Expenses net of all reductions	1.08% A	1.11%	1.12%	1.09% A
Net investment income (loss)	4.78% A	4.89%	5.00%	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,346	$ 137,352	$ 60,283	$ 3,830
Portfolio turnover rate G	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

L Total distributions of $.56 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.52	.52	.17
Net realized and unrealized gain (loss)	.65	.62	.76	(.03)
Total from investment operations	.92	1.14	1.28	.14
Distributions from net investment income	(.35)	(.50)	(.50)	(.15)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.55)	(.60)	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 11.63	$ 11.26	$ 10.72	$ 9.94
Total Return B,C,D	8.43%	11.33%	13.11%	1.45%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.11%	1.16%	1.17% A
Expenses net of fee waivers, if any	1.09% A	1.11%	1.16%	1.17% A
Expenses net of all reductions	1.08% A	1.11%	1.16%	1.17% A
Net investment income (loss)	4.79% A	4.90%	4.96%	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,818	$ 26,143	$ 7,626	$ 862
Portfolio turnover rate G	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.23	.44	.45	.15
Net realized and unrealized gain (loss)	.66	.62	.74	(.03)
Total from investment operations	.89	1.06	1.19	.12
Distributions from net investment income	(.31)	(.43)	(.45)	(.14)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.52) K	(.53)	(.45)	(.14)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 11.57	$ 11.20	$ 10.67	$ 9.93
Total Return B,C,D	8.11%	10.49%	12.25%	1.29%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.87%	1.89%	1.86% A
Expenses net of fee waivers, if any	1.83% A	1.87%	1.89%	1.86% A
Expenses net of all reductions	1.83% A	1.87%	1.89%	1.86% A
Net investment income (loss)	4.04% A	4.14%	4.23%	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,161	$ 52,780	$ 21,555	$ 836
Portfolio turnover rate G	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.52 per share is comprised of distributions from net investment income of $.312 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.75	$ 9.95	$ 8.21	$ 9.43	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.29	.54	.55	.53	.54	.59
Net realized and unrealized gain (loss)	.66	.62	.76	1.73	(1.27)	(1.48)
Total from investment operations	.95	1.16	1.31	2.26	(.73)	(.89)
Distributions from net investment income	(.37)	(.52)	(.51)	(.52)	(.50)	(.66)
Distributions from net realized gain	(.20)	(.10)	-	-	-	(.24)
Total distributions	(.57)	(.62)	(.51)	(.52)	(.50)	(.90)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 11.67	$ 11.29	$ 10.75	$ 9.95	$ 8.21	$ 9.43
Total Return B,C	8.64%	11.50%	13.41%	28.29%	(6.92)%	(8.43)%
Ratios to Average Net Assets E,G
Expenses before reductions	.85% A	.90%	.92%	.97%	1.00%	.94%
Expenses net of fee waivers, if any	.85% A	.89%	.92%	.96%	1.00%	.94%
Expenses net of all reductions	.85% A	.89%	.92%	.96%	1.00%	.94%
Net investment income (loss)	5.02% A	5.12%	5.21%	5.60%	7.15%	5.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,823,109	$ 2,252,149	$ 1,660,063	$ 1,030,393	$ 463,269	$ 393,147
Portfolio turnover rate F	22% A	27%	25%	28%	47%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.29	.55	.55	.19
Net realized and unrealized gain (loss)	.65	.62	.76	(.04)
Total from investment operations	.94	1.17	1.31	.15
Distributions from net investment income	(.37)	(.53)	(.52)	(.15)
Distributions from net realized gain	(.20)	(.10)	-	-
Total distributions	(.57)	(.63)	(.52)	(.15)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 11.65	$ 11.28	$ 10.74	$ 9.95
Total Return B,C	8.61%	11.62%	13.44%	1.58%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.84%	.89%	.85% A
Expenses net of fee waivers, if any	.81% A	.84%	.89%	.85% A
Expenses net of all reductions	.81% A	.84%	.89%	.85% A
Net investment income (loss)	5.06% A	5.17%	5.24%	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,486	$ 217,435	$ 43,282	$ 2,930
Portfolio turnover rate F	22% A	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/13	Valuation Technique (s)	Unobservable Input (s)	Range	Weighted Average
Asset-Backed Securities	$ 911,576	Discounted cash flow	Yield	5.8% - 10%	7.4%
Collateralized Mortgage Obligations	$ 699,848	Discounted cash flow	Yield	12% - 53%	19.2%
		Market comparable	Transaction price	$37	$37
Commercial MortgageSecurities	$ 38,798	Discounted cash flow	Yield	20%	20%
Common Stock	$ 4,095,516	Adjusted book value	Book value multiple	1.0	1.0
		Market comparable	Transaction price	$0.0001	$0.0001
Corporate Bonds	$ 6,882,869	Discounted cash flow	Constant prepayment rate	25%	25%
		Market comparable	Broker bids	$108.75	$108.75
Floating Rate Loans	$ 29,632,250	Discounted cash flow	Yield	8.9% - 9.5%	9.3%
			Internal rate of return	9.2%	9.2%

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the unobservable inputs listed in the table above, a significant increase in yields, constant prepayment rates or internal rates of return could result in a significant decrease to the fair value measurement. A significant increase in transaction prices, book value multiples or broker bids could result in a significant increase to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 358,978,591
Gross unrealized depreciation	(39,806,751)
Net unrealized appreciation (depreciation) on securities and other investments	$ 319,171,840

Tax cost	$ 3,314,916,757

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $871,060,794 and $306,835,676, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 215,360	$ 8,646
Class T	-%	.25%	37,225	-
Class C	.75%	.25%	366,104	174,393
			$ 618,689	$ 183,039

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46,615
Class T	10,128
Class C*	4,047
$ 60,790

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,852.23
Class T	33,621.23
Class C	80,548.22
Real Estate Income	3,053,903.24
Institutional Class	260,157.20
	$ 3,624,081

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,384 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,554 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,199. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,588 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,029.

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 5,271,506	$ 3,854,404
Class T	870,816	609,057
Class C	2,020,773	1,139,599
Real Estate Income	78,679,674	86,666,891
Institutional Class	8,164,587	5,847,712
Total	$ 95,007,356	$ 98,117,663
From net realized gain
Class A	$ 2,837,075	$ 603,452
Class T	506,062	83,752
Class C	1,181,312	208,802
Real Estate Income	42,729,812	14,865,902
Institutional Class	4,279,899	736,613
Total	$ 51,534,160	$ 16,498,521

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	7,804,959	8,276,874	$ 89,191,291	$ 88,010,262
Reinvestment of distributions	574,404	333,613	6,457,367	3,436,744
Shares redeemed	(1,374,839)	(2,031,559)	(15,673,884)	(21,254,183)
Net increase (decrease)	7,004,524	6,578,928	$ 79,974,774	$ 70,192,823
Class T
Shares sold	1,116,988	1,725,200	$ 12,750,416	$ 18,422,015
Reinvestment of distributions	90,398	49,495	1,016,115	511,986
Shares redeemed	(708,322)	(163,799)	(8,023,147)	(1,727,688)
Net increase (decrease)	499,064	1,610,896	$ 5,743,384	$ 17,206,313
Class C
Shares sold	4,692,263	3,117,808	$ 53,412,376	$ 33,302,251
Reinvestment of distributions	227,829	110,126	2,550,008	1,128,377
Shares redeemed	(366,896)	(534,569)	(4,160,300)	(5,534,157)
Net increase (decrease)	4,553,196	2,693,365	$ 51,802,084	$ 28,896,471
Real Estate Income
Shares sold	60,440,692	90,720,847	$ 692,765,189	$ 959,813,942
Reinvestment of distributions	9,722,725	8,913,831	109,588,482	91,762,119
Shares redeemed	(27,657,077)	(54,623,988)	(316,642,327)	(572,115,634)
Net increase (decrease)	42,506,340	45,010,690	$ 485,711,344	$ 479,460,427
Institutional Class
Shares sold	15,837,574	16,926,727	$ 182,426,024	$ 177,564,635
Reinvestment of distributions	850,127	472,572	9,565,473	4,899,349
Shares redeemed	(2,617,376)	(2,146,783)	(29,903,168)	(22,734,449)
Net increase (decrease)	14,070,325	15,252,516	$ 162,088,329	$ 159,729,535

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2013 and for the year ended July 31, 2012, and the financial highlights for the six months ended January 31, 2013 and for each of the five years in the period ended July 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2013 and for the year ended July 31, 2012, and the financial highlights for the six months ended January 31, 2013 and for each of the five years in the period ended July 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 22, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

REII-USAN-0313
1.907543.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2013